UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104511
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 22	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 523	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 16, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
☑	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated December 16, 2013
to the following prospectus(es):
Nationwide DestinationSM [C] prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), the charge for the Combination Enhanced Death Benefit II Option will be equal to an annualized rate of 0.65% of the Daily Net Assets.
As a result, the following changes apply to the prospectus:
(1)	The "Contract Expenses" section is deleted in its entirety and replaced with the following:
Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annual percentage of Daily Net Assets)[4]
Variable Account Charge	1.60%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires)	0.20% [5]
Total Variable Account Charges (including this option only)	1.80%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires)	0.65% [6,7]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option)	0.30% [8]
Total Variable Account Charges (including this option only)	1.90%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.95%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option (no longer available for purchase)	0.50% [11]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit II Option	0.65%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.30%

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options.
[5]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[7]	For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
(2)	The bullet point addressing the Combination Enhanced Death Benefit II Option in the "Death Benefit Options" subsection of the "Synopsis of the Contracts" section is deleted in its entirety and replaced with the following:
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
(3)	The first paragraph of the "Combination Enhanced Death Benefit II Option" subsection in the "Death Benefit Options" section of "Optional Contract Benefits, Charges, and Deductions" and the first paragraph of the "Combination Enhanced Death Benefit II Option" subsection of the "Death Benefit Calculations" section are deleted in their entirety and replaced with the following:
For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

Incorporation by Reference
The prospectus supplements dated October 3, 2013; October 1, 2013; June 14, 2013; and May 9, 2013; and the prospectus, except as modified by this supplement, that was effective May 1, 2013, previously filed with the Commission under SEC file No. 333-104511, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	American Funds Insurance Series(R) - Protected Asset Allocation Fund: Class P2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
2010	12.632195	14.021132	11.00%	0
2009	10.666981	12.632195	18.42%	342
2008	18.279472	10.666981	-41.65%	342
2007	17.717215	18.279472	3.17%	333
2006	15.390535	17.717215	15.12%	333
2005	14.952834	15.390535	2.93%	4,466
2004	13.662722	14.952834	9.44%	5,000
2003*	10.000000	13.662722	36.63%	4,160
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
2010	18.088254	22.531759	24.57%	14,898
2009	12.885652	18.088254	40.38%	681
2008	20.381388	12.885652	-36.78%	211
2007	20.402960	20.381388	-0.11%	207
2006	18.155414	20.402960	12.38%	207
2005	17.302381	18.155414	4.93%	656
2004	14.766948	17.302381	17.17%	766
2003*	10.000000	14.766948	47.67%	953
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.133644	1.34%	23,909

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
2010	12.230506	12.650935	3.44%	131,892
2009	11.277410	12.230506	8.45%	71,470
2008	11.645795	11.277410	-3.16%	34,624
2007	10.809888	11.645795	7.73%	30,143
2006	10.813529	10.809888	-0.03%	23,300
2005	10.819794	10.813529	-0.06%	24,686
2004	10.391879	10.819794	4.12%	60,202
2003*	10.000000	10.391879	3.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
2010	12.836504	14.382022	12.04%	503
2009	11.076518	12.836504	15.89%	503
2008	17.246416	11.076518	-35.77%	503
2007	17.604714	17.246416	-2.04%	503
2006	15.315119	17.604714	14.95%	503
2005	14.890772	15.315119	2.85%	927
2004	13.442526	14.890772	10.77%	1,013
2003*	10.000000	13.442526	34.43%	503
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
2010	12.055015	14.113318	17.07%	35,846
2009	9.438220	12.055015	27.73%	20,200
2008	12.705990	9.438220	-25.72%	12,846
2007	13.234752	12.705990	-4.00%	12,996
2006	11.186722	13.234752	18.31%	8,678
2005*	10.000000	11.186722	11.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
2010	12.047512	13.012002	8.01%	176,265
2009*	10.000000	12.047512	20.48%	38,313
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
2010	16.937364	20.971090	23.82%	27,278
2009	13.767326	16.937364	23.03%	9,209
2008	20.252351	13.767326	-32.02%	9,431
2007	20.719191	20.252351	-2.25%	9,951
2006	18.403088	20.719191	12.59%	9,143
2005	17.439945	18.403088	5.52%	5,834
2004	14.541108	17.439945	19.94%	4,954
2003*	10.000000	14.541108	45.41%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
2010	13.278689	14.965816	12.71%	95,173
2009	10.706193	13.278689	24.03%	60,741
2008	17.359068	10.706193	-38.33%	42,747
2007	16.804113	17.359068	3.30%	43,697
2006	14.822632	16.804113	13.37%	52,418
2005	14.423465	14.822632	2.77%	51,419
2004	13.282860	14.423465	8.59%	46,383
2003*	10.000000	13.282860	32.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
2010	13.367954	15.133209	13.21%	22,747
2009	11.114634	13.367954	20.27%	5,747
2008	16.072727	11.114634	-30.85%	4,908
2007	15.287971	16.072727	5.13%	4,908
2006	13.369024	15.287971	14.35%	4,908
2005	13.048499	13.369024	2.46%	1,987
2004	12.653727	13.048499	3.12%	4,198
2003*	10.000000	12.653727	26.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	176
2008	13.892332	8.506413	-38.77%	437
2007	15.914678	13.892332	-12.71%	634
2006	15.622711	15.914678	1.87%	738
2005	15.040310	15.622711	3.87%	807
2004	13.764492	15.040310	9.27%	807
2003*	10.000000	13.764492	37.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.383188	14.488942	8.26%	5,702
2011	14.393262	13.383188	-7.02%	5,702
2010	12.943469	14.393262	11.20%	5,702
2009	11.613339	12.943469	11.45%	2,195
2008	16.780832	11.613339	-30.79%	3,832
2007	15.555400	16.780832	7.88%	3,832
2006	13.652916	15.555400	13.93%	3,832
2005	13.643002	13.652916	0.07%	3,832
2004	12.944483	13.643002	5.40%	3,832
2003*	10.000000	12.944483	29.44%	1,638

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
2010	11.766909	12.537641	6.55%	29,178
2009	9.952237	11.766909	18.23%	23,947
2008	10.940382	9.952237	-9.03%	23,624
2007	10.575637	10.940382	3.45%	18,362
2006	10.341756	10.575637	2.26%	18,084
2005	10.406737	10.341756	-0.62%	12,367
2004	10.236130	10.406737	1.67%	8,656
2003*	10.000000	10.236130	2.36%	814
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
2010	11.035277	12.221123	10.75%	29,775
2009	9.047398	11.035277	21.97%	43,308
2008	12.287101	9.047398	-26.37%	27,351
2007	11.517879	12.287101	6.68%	42,529
2006	10.681338	11.517879	7.83%	9,405
2005*	10.000000	10.681338	6.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
2010	10.930159	12.296505	12.50%	69,479
2009	8.641028	10.930159	26.49%	62,256
2008	13.068125	8.641028	-33.88%	52,652
2007	12.077926	13.068125	8.20%	165,075
2006	10.987647	12.077926	9.92%	0
2005*	10.000000	10.987647	9.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
2010	10.677541	12.176394	14.04%	10,813
2009	8.272037	10.677541	29.08%	10,916
2008	13.596993	8.272037	-39.16%	7,811
2007	12.440804	13.596993	9.29%	7,926
2006	11.195544	12.440804	11.12%	0
2005*	10.000000	11.195544	11.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
2010	14.324389	16.795613	17.25%	30,893
2009	9.864477	14.324389	45.21%	10,880
2008	21.987615	9.864477	-55.14%	7,963
2007	15.343753	21.987615	43.30%	6,809
2006	13.370886	15.343753	14.75%	6,641
2005*	10.000000	13.370886	33.71%	1,622

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
2010	13.169727	14.892313	13.08%	81,159
2009	10.304503	13.169727	27.81%	48,922
2008	18.312401	10.304503	-43.73%	52,393
2007	18.377949	18.312401	-0.36%	49,044
2006	15.572455	18.377949	18.02%	43,474
2005	14.989922	15.572455	3.89%	33,095
2004	13.695185	14.989922	9.45%	28,431
2003*	10.000000	13.695185	36.95%	13,068
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
2010	12.437567	15.159132	21.88%	11,831
2009	9.877541	12.437567	25.92%	5,323
2008	19.051446	9.877541	-48.15%	6,006
2007	15.287281	19.051446	24.62%	6,302
2006	14.577120	15.287281	4.87%	5,874
2005	14.040855	14.577120	3.82%	4,514
2004	13.837109	14.040855	1.47%	3,447
2003*	10.000000	13.837109	38.37%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
2010	11.986646	12.685157	5.83%	138,697
2009	10.549582	11.986646	13.62%	55,561
2008	11.105543	10.549582	-5.01%	29,026
2007	10.844196	11.105543	2.41%	30,963
2006	10.582306	10.844196	2.47%	23,728
2005	10.553929	10.582306	0.27%	21,925
2004	10.294225	10.553929	2.52%	17,973
2003*	10.000000	10.294225	2.94%	12,715
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
2010	20.930292	26.480213	26.52%	58,510
2009	15.220205	20.930292	37.52%	39,314
2008	25.612307	15.220205	-40.57%	34,004
2007	22.569273	25.612307	13.48%	32,959
2006	20.404472	22.569273	10.61%	27,438
2005	17.569807	20.404472	16.13%	20,119
2004	14.323670	17.569807	22.66%	15,751
2003*	10.000000	14.323670	43.24%	4,315

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
2005	16.480203	19.263360	16.89%	0
2004	14.780296	16.480203	11.50%	6,806
2003*	10.000000	14.780296	47.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.623088	12.590343	18.52%	35,850
2011	13.068080	10.623088	-18.71%	29,549
2010	11.770717	13.068080	11.02%	23,394
2009	9.478707	11.770717	24.18%	18,893
2008	17.185339	9.478707	-44.84%	14,129
2007	14.920770	17.185339	15.18%	22,027
2006	12.870128	14.920770	15.93%	22,754
2005	11.014450	12.870128	16.85%	14,641
2004*	10.000000	11.014450	10.14%	3,999
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
2010	16.476816	20.483684	24.32%	4,005
2009	10.655087	16.476816	54.64%	4,150
2008	22.229288	10.655087	-52.07%	4,365
2007	21.426839	22.229288	3.75%	4,528
2006	18.769584	21.426839	14.16%	6,562
2005	18.621989	18.769584	0.79%	7,063
2004	16.624081	18.621989	12.02%	5,330
2003*	10.000000	16.624081	66.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
2010	10.462580	11.599971	10.87%	146,348
2009	7.841436	10.462580	33.43%	94,111
2008	11.328748	7.841436	-30.78%	106,618
2007	11.097057	11.328748	2.09%	111,880
2006*	10.000000	11.097057	10.97%	54,057

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
2010	13.376801	15.880295	18.72%	15,978
2009	11.584978	13.376801	15.47%	21,856
2008	16.150306	11.584978	-28.27%	23,711
2007	16.867731	16.150306	-4.25%	26,035
2006	14.635223	16.867731	15.25%	29,344
2005	14.379808	14.635223	1.78%	30,927
2004	13.165549	14.379808	9.22%	22,817
2003*	10.000000	13.165549	31.66%	3,588
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
2010	17.369292	21.915273	26.17%	31,769
2009	13.666982	17.369292	27.09%	31,407
2008	20.736007	13.666982	-34.09%	26,572
2007	21.588889	20.736007	-3.95%	23,597
2006	18.754252	21.588889	15.11%	23,856
2005	17.522146	18.754252	7.03%	15,016
2004	14.389863	17.522146	21.77%	13,810
2003*	10.000000	14.389863	43.90%	4,367
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
2010	8.439583	9.156174	8.49%	42,121
2009	6.584786	8.439583	28.17%	221,525
2008*	10.000000	6.584786	-34.15%	2,225
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.323718	17.061739	11.34%	9,668
2011	18.507729	15.323718	-17.20%	10,950
2010	16.005290	18.507729	15.64%	12,144
2009	9.421905	16.005290	69.87%	17,035
2008	20.232033	9.421905	-53.43%	17,085
2007	15.977560	20.232033	26.63%	16,923
2006	12.668305	15.977560	26.12%	12,925
2005*	10.000000	12.668305	26.68%	1,351

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
2010	18.674542	19.920770	6.67%	7,769
2009	13.848383	18.674542	34.85%	8,028
2008	23.605325	13.848383	-41.33%	8,028
2007	20.779294	23.605325	13.60%	8,041
2006	17.387393	20.779294	19.51%	8,198
2005	16.038366	17.387393	8.41%	9,037
2004	13.751167	16.038366	16.63%	15,771
2003*	10.000000	13.751167	37.51%	39,099
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.563985	14.625279	16.41%	18,381
2011	14.294469	12.563985	-12.11%	29,681
2010	13.400201	14.294469	6.67%	30,197
2009	9.925906	13.400201	35.00%	32,805
2008	16.923267	9.925906	-41.35%	35,551
2007	14.898644	16.923267	13.59%	47,895
2006	12.465022	14.898644	19.52%	32,407
2005	11.501699	12.465022	8.38%	23,016
2004*	10.000000	11.501699	15.02%	5,856
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.898053	17.999125	13.22%	386,935
2011	16.291166	15.898053	-2.41%	295,392
2010	14.474584	16.291166	12.55%	87,161
2009	12.393923	14.474584	16.79%	22,212
2008	11.859368	12.393923	4.51%	15,595
2007	10.855571	11.859368	9.25%	15,250
2006	9.776034	10.855571	11.04%	10,214
2005*	10.000000	9.776034	-2.24%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.202217	2.02%	6,516
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.972036	10.067227	12.21%	17,120
2011	10.308590	8.972036	-12.97%	8,315
2010*	10.000000	10.308590	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.625937	-3.74%	3,560
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.938515	-0.61%	12,498

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	21,442
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
2010	11.837444	12.658677	6.94%	137,345
2009*	10.000000	11.837444	18.37%	19,290
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.793279	7.93%	144,563
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.047642	0.48%	35,639
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
2010	15.651559	16.651767	6.39%	8,983
2009	12.665775	15.651559	23.57%	13,651
2008	15.334560	12.665775	-17.40%	13,651
2007	14.131476	15.334560	8.51%	13,651
2006	13.006046	14.103710	8.60%	0
2005	12.276441	13.006046	5.94%	13,651
2004	11.520606	12.276441	6.56%	13,561
2003*	10.000000	11.520606	15.21%	13,278
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
2010	18.198945	19.068241	4.78%	55,373
2009	12.666338	18.198945	43.68%	20,596
2008	23.114947	12.666338	-45.20%	11,995
2007	17.193769	23.114947	34.44%	8,405
2006	16.012813	17.193769	7.38%	7,093
2005	14.457079	16.012813	10.76%	4,094
2004	12.454292	14.457079	16.08%	4,094
2003*	10.000000	12.454292	24.54%	1,583
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.939732	-0.60%	36,774

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
2006	21.815277	31.477434	44.29%	0
2005	16.802152	21.815277	29.84%	0
2004	14.386862	16.802152	16.79%	0
2003*	10.000000	14.386862	43.87%	59,193
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.802287	16.994792	14.81%	4,635
2011	14.987025	14.802287	-1.23%	5,092
2010	13.580329	14.987025	10.36%	5,114
2009	9.922038	13.580329	36.87%	5,689
2008	16.000722	9.922038	-37.99%	6,053
2007	14.647444	16.000722	9.24%	7,151
2006	13.871721	14.647444	5.59%	8,120
2005	13.524972	13.871721	2.56%	10,780
2004	12.611711	13.524972	7.24%	10,499
2003*	10.000000	12.611711	26.12%	2,474
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.207292	2.07%	10,765
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
2010	15.524850	16.990082	9.44%	53,839
2009	12.884544	15.524850	20.49%	18,696
2008	19.469028	12.884544	-33.82%	16,144
2007	18.390788	19.469028	5.86%	18,711
2006	15.508758	18.390788	18.58%	10,737
2005	14.802915	15.508758	4.77%	1,795
2004	13.101256	14.802915	12.99%	1,201
2003*	10.000000	13.101256	31.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
2010*	10.000000	10.728047	7.28%	38,125
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.061649	10.145037	11.96%	40,156
2011*	10.000000	9.061649	-9.38%	3,889

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
2010	12.417195	13.825581	11.34%	40,959
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
2010	9.153218	10.089236	10.23%	228,166
2009	7.537242	9.153218	21.44%	108,610
2008	10.907812	7.537242	-30.90%	83,379
2007	10.444700	10.907812	4.43%	124,047
2006*	10.000000	10.444700	4.45%	18,993
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
2010	10.339936	10.783999	4.29%	143,013
2009	9.369657	10.339936	10.36%	81,046
2008	10.565011	9.369657	-11.31%	56,620
2007	10.426790	10.565011	1.33%	53,719
2006*	10.000000	10.426790	4.27%	17,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
2010	10.154988	11.121844	9.52%	102,347
2009	7.288016	10.154988	39.34%	57,143
2008	12.070327	7.288016	-39.62%	34,723
2007	10.726774	12.070327	12.53%	30,952
2006*	10.000000	10.726774	7.27%	64,142
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
2010	8.462921	9.842687	16.30%	310,637
2009	6.197142	8.462921	36.56%	184,951
2008	11.289658	6.197142	-45.11%	141,468
2007	10.254148	11.289658	10.10%	136,881
2006*	10.000000	10.254148	2.54%	21,204
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
2010	7.669690	8.375360	9.20%	245,234
2009	5.964017	7.669690	28.60%	107,939
2008	9.786217	5.964017	-39.06%	98,344
2007*	10.000000	9.786217	-2.14%	94,740

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
2010	14.627741	16.287204	11.34%	2,367
2009	10.181901	14.627741	43.66%	3,072
2008	14.369521	10.181901	-29.14%	3,645
2007	14.160558	14.369521	1.48%	3,989
2006	13.010580	14.160558	8.84%	4,180
2005	12.914147	13.010580	0.75%	5,755
2004	11.920518	12.914147	8.34%	38,655
2003*	10.000000	11.920518	19.21%	103,709
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	331,082
2011	13.047033	13.327561	2.15%	239,232
2010	11.717100	13.047033	11.35%	147,074
2009	8.151351	11.717100	43.74%	34,936
2008	11.521221	8.151351	-29.25%	5,426
2007	11.349994	11.521221	1.51%	6,315
2006	10.428702	11.349994	8.83%	1,548
2005*	10.000000	10.428702	4.29%	414
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
2010	13.637622	15.492312	13.60%	24,206
2009	10.804956	13.637622	26.22%	14,101
2008	17.490950	10.804956	-38.23%	13,523
2007	18.252744	17.490950	-4.17%	13,200
2006	16.051165	18.252744	13.72%	10,751
2005	15.691383	16.051165	2.29%	6,707
2004	13.619525	15.691383	15.21%	5,377
2003*	10.000000	13.619525	36.20%	769
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
2010	7.674674	8.713869	13.54%	9,090
2009	5.098914	7.674674	50.52%	2,871
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
2010	7.892510	9.596199	21.59%	2,692
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
2010	8.065347	9.123333	13.12%	38,645
2009	6.344226	8.065347	27.13%	15,953
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
2010	9.318454	10.123577	8.64%	84,945
2009	7.903416	9.318454	17.90%	43,844
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
2010	8.775630	9.705119	10.59%	27,531
2009	7.182694	8.775630	22.18%	8,312
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
2010	10.066259	10.578841	5.09%	53,796
2009	9.051407	10.066259	11.21%	49,318
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
2010	9.047478	9.915082	9.59%	114,189
2009	7.539794	9.047478	20.00%	118,184
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
2010	8.494974	9.471826	11.50%	42,434
2009	6.820361	8.494974	24.55%	6,131
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
2010	9.591116	10.290272	7.29%	182,038
2009	8.282650	9.591116	15.80%	6,893
2008*	10.000000	8.282650	-17.17%	1,768

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
2010	10.489872	11.021687	5.07%	16,878
2009	9.817027	10.489872	6.85%	3,573
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
2010	11.254404	11.972943	6.38%	13,013
2009	9.822838	11.254404	14.57%	1,625
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	142
2008	49.331720	20.421084	-58.60%	353
2007	34.532168	49.331720	42.86%	513
2006	25.743289	34.532168	34.14%	597
2005	19.769023	25.743289	30.22%	653
2004	16.681255	19.769023	18.51%	5,661
2003*	10.000000	16.681255	66.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.999828	19.556960	15.04%	123,051
2011	22.317889	16.999828	-23.83%	89,769
2010	19.570955	22.317889	14.04%	46,191
2009	12.195283	19.570955	60.48%	8,257
2008	29.414021	12.195283	-58.54%	6,139
2007	20.553200	29.414021	43.11%	13,506
2006	15.295088	20.553200	34.38%	12,792
2005	11.731602	15.295088	30.38%	12,077
2004*	10.000000	11.731602	17.32%	3,736
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
2010	11.924444	12.294754	3.11%	94,637
2009	11.801052	11.924444	1.05%	72,182
2008	11.133461	11.801052	6.00%	79,523
2007	10.559563	11.133461	5.43%	20,322
2006	10.383839	10.559563	1.69%	9,453
2005	10.218714	10.383839	1.62%	9,167
2004	10.056798	10.218714	1.61%	9,061
2003*	10.000000	10.056798	0.57%	7,841

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
2010	6.940738	7.717855	11.20%	19,607
2009	5.448853	6.940738	27.38%	21,140
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
2010	8.272622	8.742609	5.68%	30,075
2009	6.536956	8.272622	26.55%	5,155
2008	11.673690	6.536956	-44.00%	6,966
2007	10.846210	11.673690	7.63%	10,133
2006*	10.000000	10.846210	8.46%	4,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
2010	15.255212	17.207273	12.80%	78,402
2009	12.187565	15.255212	25.17%	27,689
2008	19.611669	12.187565	-37.86%	28,840
2007	18.811454	19.611669	4.25%	28,818
2006	16.357271	18.811454	15.00%	56,339
2005	15.400938	16.357271	6.21%	9,519
2004	13.726044	15.400938	12.20%	9,658
2003*	10.000000	13.726044	37.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
2010	11.515622	12.443560	8.06%	47,810
2009*	10.000000	11.515622	15.16%	36,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
2010	12.073858	13.310100	10.24%	41,283
2009*	10.000000	12.073858	20.74%	26,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
2010	12.085834	12.593285	4.20%	101,502
2009	11.259468	12.085834	7.34%	36,607
2008	12.175906	11.259468	-7.53%	7,671
2007	11.743052	12.175906	3.69%	14,227
2006	11.240596	11.743052	4.47%	6,623
2005	11.057226	11.240596	1.66%	12,759
2004	10.737468	11.057226	2.98%	11,790
2003*	10.000000	10.737468	7.37%	3,371

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
2010	13.779143	15.038547	9.14%	406,969
2009	11.754010	13.779143	17.23%	359,472
2008	15.552908	11.754010	-24.43%	468,230
2007	14.960495	15.552908	3.96%	381,493
2006	13.653042	14.960495	9.58%	291,245
2005	13.170541	13.653042	3.66%	279,485
2004	12.219426	13.170541	7.78%	236,116
2003*	10.000000	12.219426	22.19%	18,960
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
2010	14.759653	16.387640	11.03%	79,853
2009	12.058324	14.759653	22.40%	63,868
2008	17.861621	12.058324	-32.49%	54,523
2007	17.101815	17.861621	4.44%	63,920
2006	15.172866	17.101815	12.71%	45,917
2005	14.400446	15.172866	5.36%	96,130
2004	13.055735	14.400446	10.30%	47,352
2003*	10.000000	13.055735	30.56%	49,105
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
2010	13.003655	13.885416	6.78%	173,503
2009	11.535373	13.003655	12.73%	78,655
2008	13.798951	11.535373	-16.40%	41,045
2007	13.248273	13.798951	4.16%	38,723
2006	12.417219	13.248273	6.69%	7,610
2005	12.076800	12.417219	2.82%	9,532
2004	11.453215	12.076800	5.44%	20,693
2003*	10.000000	11.453215	14.53%	910
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
2010	12.898447	13.773149	6.78%	62,408
2009*	10.000000	12.898447	28.98%	897

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
2010	17.314144	21.501436	24.18%	39,274
2009	12.866511	17.314144	34.57%	18,813
2008	20.580401	12.866511	-37.48%	21,326
2007	19.446772	20.580401	5.83%	22,033
2006	17.983657	19.446772	8.14%	15,300
2005	16.302727	17.983657	10.31%	8,283
2004	14.315619	16.302727	13.88%	5,044
2003*	10.000000	14.315619	43.16%	1,109
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
2010	10.410549	10.243993	-1.60%	517,055
2009	10.575386	10.410549	-1.56%	264,461
2008	10.531068	10.575386	0.42%	205,141
2007	10.213733	10.531068	3.11%	74,295
2006	9.929517	10.213733	2.86%	14,522
2005	9.828303	9.929517	1.03%	33,639
2004	9.907723	9.828303	-0.80%	276,960
2003*	10.000000	9.907723	-0.92%	267,074
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
2010	12.168368	13.241444	8.82%	24,077
2009	9.942246	12.168368	22.39%	16,496
2008	12.216298	9.942246	-18.61%	5,237
2007	11.867168	12.216298	2.94%	5,704
2006	11.503052	11.867168	3.17%	6,067
2005	11.440175	11.503052	0.55%	2,310
2004	10.913127	11.440175	4.83%	1,949
2003*	10.000000	10.913127	9.13%	766
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
2010	8.114390	9.086965	11.99%	7,697
2009	6.058679	8.114390	33.93%	7,676
2008*	10.000000	6.058679	-39.41%	635

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0
2005	16.238833	17.863159	10.00%	0
2004	13.752384	16.238833	18.08%	6,820
2003*	10.000000	13.752384	37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.831320	10.162321	15.07%	20,682
2011	10.735276	8.831320	-17.74%	20,353
2010	10.306722	10.735276	4.16%	5,623
2009	8.088797	10.306722	27.42%	4,758
2008	15.351794	8.088797	-47.31%	7,304
2007	15.192857	15.351794	1.05%	21,058
2006	12.613064	15.192857	20.45%	23,454
2005	11.464644	12.613064	10.02%	18,879
2004*	10.000000	11.464644	14.65%	9,999
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
2010	8.009068	9.091405	13.51%	27,200
2009	6.292346	8.009068	27.28%	11,648
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	86,007
2011	8.735710	8.072481	-7.59%	59,696
2010	7.874053	8.735710	10.94%	32,530
2009	6.280491	7.874053	25.37%	36,506
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
2010	7.733736	9.624361	24.45%	14,719
2009	6.202867	7.733736	24.68%	13,992
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
2010	8.582814	10.103648	17.72%	7,653
2009	6.685366	8.582814	28.38%	8,751
2008*	10.000000	6.685366	-33.15%	319

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
2010	11.665889	14.361230	23.10%	12,375
2009	9.321418	11.665889	25.15%	4,092
2008	17.719173	9.321418	-47.39%	3,406
2007	16.446395	17.719173	7.74%	4,774
2006	16.228647	16.446395	1.34%	5,200
2005	15.307615	16.228647	6.02%	4,872
2004	13.746313	15.307615	11.36%	4,774
2003*	10.000000	13.746313	37.46%	526
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
2010	16.891763	21.022225	24.45%	11,056
2009	13.639292	16.891763	23.85%	2,435
2008	20.474906	13.639292	-33.39%	2,171
2007	22.431312	20.474906	-8.72%	3,745
2006	19.466836	22.431312	15.23%	4,987
2005	19.247126	19.466836	1.14%	5,357
2004	16.718464	19.247126	15.12%	5,365
2003*	10.000000	16.718464	67.18%	952
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
2010	16.700576	20.538617	22.98%	10,628
2009	12.625283	16.700576	32.28%	8,030
2008	20.814123	12.625283	-39.34%	13,457
2007	20.761119	20.814123	0.26%	13,138
2006	18.879084	20.761119	9.97%	7,368
2005	17.128629	18.879084	10.22%	3,587
2004	14.654395	17.128629	16.88%	3,633
2003*	10.000000	14.654395	46.54%	520
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
2010	12.532874	13.963239	11.41%	2,286
2009	10.144166	12.532874	23.55%	11,377
2008	17.656561	10.144166	-42.55%	11,377
2007	16.632365	17.656561	6.16%	11,377
2006	14.904674	16.632365	11.59%	11,377
2005	14.150175	14.904674	5.33%	0
2004	13.128576	14.150175	7.78%	0
2003*	10.000000	13.128576	31.29%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
2010	7.156887	9.142631	27.75%	47,847
2009	5.572806	7.156887	28.43%	23,548
2008*	10.000000	5.572806	-44.27%	870
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
2010	10.367761	10.448755	0.78%	116,536
2009	9.836967	10.367761	5.40%	65,845
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
2010	12.894893	13.493927	4.65%	9,155
2009*	10.000000	12.894893	28.95%	1,299
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
2010	9.993690	10.353523	3.60%	60,822
2009	8.961825	9.993690	11.51%	17,263
2008	10.520337	8.961825	-14.81%	10,070
2007	10.205378	10.520337	3.09%	11,872
2006	9.952665	10.205378	2.54%	12,012
2005	9.970148	9.952665	-0.18%	18,813
2004	10.053922	9.970148	-0.83%	12,776
2003*	10.000000	10.053922	0.54%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.750231	13.652448	7.08%	0
2011	13.096010	12.750231	-2.64%	604
2010	11.126711	13.096010	17.70%	2,554
2009	9.211628	11.126711	20.79%	6,041
2008	15.467086	9.211628	-40.44%	8,737
2007	15.639468	15.467086	-1.10%	9,137
2006	15.100041	15.639468	3.57%	4,423
2005	14.912765	15.100041	1.26%	4,562
2004	13.546314	14.912765	10.09%	3,629
2003*	10.000000	13.546314	35.46%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
2010	13.099765	15.836435	20.89%	11,457
2009	10.129439	13.099765	29.32%	11,457
2008	16.999583	10.129439	-40.41%	14,708
2007	16.055160	16.999583	5.88%	14,506
2006	14.349244	16.055160	11.89%	11,219
2005	13.646139	14.349244	5.15%	11,219
2004	12.242250	13.646139	11.47%	0
2003*	10.000000	12.242250	22.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.858138	15.303238	19.02%	68,707
2011	14.279575	12.858138	-9.95%	54,087
2010	12.545889	14.279575	13.82%	22,949
2009	9.147556	12.545889	37.15%	16,860
2008	15.584368	9.147556	-41.30%	17,685
2007	14.934359	15.584368	4.35%	18,516
2006	12.927265	14.934359	15.53%	17,118
2005	11.518744	12.927265	12.23%	14,354
2004*	10.000000	11.518744	15.19%	12,961
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
2010	19.272506	21.942382	13.85%	486
2009	14.054712	19.272506	37.12%	1,581
2008	23.938117	14.054712	-41.29%	1,834
2007	22.934794	23.938117	4.37%	1,865
2006	19.858496	22.934794	15.49%	1,892
2005	17.692814	19.858496	12.24%	1,919
2004	15.125050	17.692814	16.98%	1,942
2003*	10.000000	15.125050	51.25%	55,103
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.146203	1.46%	3,374
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
2010	12.887321	14.688167	13.97%	17,070
2009	10.232409	12.887321	25.95%	13,710
2008	16.943761	10.232409	-39.61%	11,744
2007	16.534344	16.943761	2.48%	12,145
2006	14.641582	16.534344	12.93%	8,367
2005	14.071167	14.641582	4.05%	13,783
2004	13.101729	14.071167	7.40%	9,640
2003*	10.000000	13.101729	31.02%	4,820

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
2010	17.196075	20.822521	21.09%	11,400
2009	12.766925	17.196075	34.69%	5,740
2008	20.928584	12.766925	-39.00%	5,510
2007	21.571062	20.928584	-2.98%	5,693
2006	19.118454	21.571062	12.83%	5,258
2005	17.708055	19.118454	7.96%	1,676
2004	15.099793	17.708055	17.27%	2,791
2003*	10.000000	15.099793	51.00%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.602967	6.03%	241,540
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
2010	10.848770	11.675695	7.62%	101,540
2009*	10.000000	10.848770	8.49%	11,818
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
2010	10.928078	11.310867	3.50%	243,287
2009*	10.000000	10.928078	9.28%	83,114
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	3,892
2009	8.851975	11.307063	27.73%	3,892
2008	14.674939	8.851975	-39.68%	3,892
2007	15.873489	14.674939	-7.55%	4,384
2006	13.916589	15.873489	14.06%	4,830
2005	13.439563	13.916589	3.55%	4,840
2004	12.292191	13.439563	9.33%	4,848
2003*	10.000000	12.292191	22.92%	3,892

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	0
2006	15.983722	20.088657	25.68%	0
2005	14.477008	15.983722	10.41%	248
2004	12.661737	14.477008	14.34%	248
2003*	10.000000	12.661737	26.62%	71,992
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	0
2009	8.413264	13.568489	61.27%	0
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	0
2005	12.120096	12.605700	4.01%	0
2004	11.726971	12.120096	3.35%	0
2003*	10.000000	11.726971	17.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
2010*	10.000000	10.523301	5.23%	1,008
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
2010	10.590879	11.136196	5.15%	17,620
2009	9.840028	10.590879	7.63%	12,505
2008	11.167683	9.840028	-11.89%	12,505
2007	10.787340	11.167683	3.53%	20,927
2006	10.585324	10.787340	1.91%	14,499
2005	10.349803	10.585324	2.28%	2,475
2004	10.106459	10.349803	2.41%	1,592
2003*	10.000000	10.106459	1.06%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
2005	13.617677	15.026650	10.35%	0
2004	12.571945	13.617677	8.32%	0
2003*	10.000000	12.571945	25.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.716203	-2.84%	93,844
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	81,021
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
2010	13.049273	16.278442	24.75%	19,852
2009	8.687827	13.049273	50.20%	5,902

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.847781	14.624601	5.61%	0
2011	12.599605	13.847781	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.724321	15.687623	14.31%	0
2011	14.072724	13.724321	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.658938	23.515604	13.83%	0
2011	20.887287	20.658938	-1.09%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.120166	17.460762	8.32%	0
2011	15.072767	16.120166	6.95%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.934095	13.096219	9.74%	0
2011	12.185958	11.934095	-2.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.909512	13.243470	11.20%	0
2011	12.261133	11.909512	-2.87%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.684086	16.904240	15.12%	0
2011	14.832803	14.684086	-1.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.300838	13.813877	3.86%	0
2011	12.634498	13.300838	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.124802	26.054250	12.67%	0
2011	26.374436	23.124802	-12.32%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.581819	12.535043	18.46%	0
2011	13.023929	10.581819	-18.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.660964	24.055596	16.43%	0
2011	21.827702	20.660964	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.271912	16.995397	11.29%	0
2011	18.454517	15.271912	-17.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.515171	14.561043	16.35%	0
2011	14.246155	12.515171	-12.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.844268	17.929089	13.16%	0
2011	16.244287	15.844268	-2.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.966729	10.056154	12.15%	0
2011	10.307723	8.966729	-13.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.622621	-3.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.044239	0.44%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.382589	21.173835	21.81%	0
2011	18.992013	17.382589	-8.47%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.936310	-0.64%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.776690	29.804798	11.31%	0
2011	40.237638	26.776690	-33.45%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.735651	16.909676	14.75%	0
2011	14.927118	14.735651	-1.28%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.203835	2.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.565938	18.879545	13.97%	0
2011	16.922218	16.565938	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.058584	10.136450	11.90%	0
2011*	10.000000	9.058584	-9.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	0
2011	13.009539	13.282530	2.10%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.789355	17.187714	16.22%	0
2011	15.430371	14.789355	-4.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.933751	19.471025	14.98%	0
2011	22.242435	16.933751	-23.87%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.917941	13.092624	1.35%	0
2011	12.245623	12.917941	5.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.193584	18.458503	13.99%	0
2011	17.138514	16.193584	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.698037	13.134348	3.44%	0
2011	12.542960	12.698037	1.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.725918	16.048214	8.98%	0
2011	14.978498	14.725918	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.712035	17.578460	11.88%	0
2011	16.322204	15.712035	-3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.882794	14.750895	6.25%	0
2011	13.829933	13.882794	0.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.197181	15.369911	16.46%	0
2011	13.761488	13.197181	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.034988	9.868965	-1.65%	0
2011	10.202869	10.034988	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.691103	15.114071	10.39%	0
2011	13.188528	13.691103	3.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.796978	10.117643	15.01%	0
2011	10.698968	8.796978	-17.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.470383	23.036487	18.32%	0
2011	20.938218	19.470383	-7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.730201	15.372947	11.96%	0
2011	13.907484	13.730201	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.171757	10.464186	2.87%	0
2011	10.312153	10.171757	-1.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.692842	13.584080	7.02%	0
2011	13.043684	12.692842	-2.69%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.808168	15.236004	18.96%	0
2011	14.231309	12.808168	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.145277	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.343366	16.449118	14.68%	0
2011	14.629515	14.343366	-1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.911734	23.042708	15.72%	0
2011	20.739342	19.911734	-3.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.980703	14.582406	12.34%	0
2011	16.065673	12.980703	-19.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.712890	-2.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.226889	16.153750	6.09%	0
2011	16.227809	15.226889	-6.17%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	0
2006	15.345688	17.647693	15.00%	0
2005	14.924373	15.345688	2.82%	0
2004	13.650578	14.924373	9.33%	0
2003*	10.000000	13.650578	36.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.078239	23.381241	16.45%	1,149
2011	22.352056	20.078239	-10.17%	887
2010	17.962213	22.352056	24.44%	304
2009	12.808888	17.962213	40.23%	0
2008	20.280642	12.808888	-36.84%	0
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	0
2005	17.269419	18.102480	4.82%	0
2004	14.753808	17.269419	17.05%	0
2003*	10.000000	14.753808	47.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.126770	1.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.784575	14.550439	5.56%	8,608
2011	12.548450	13.784575	9.85%	7,875
2010	12.143769	12.548450	3.33%	7,273
2009	11.208821	12.143769	8.34%	8,555
2008	11.586742	11.208821	-3.26%	9,521
2007	10.766075	11.586742	7.62%	9,521
2006	10.780625	10.766075	-0.13%	4,983
2005	10.797814	10.780625	-0.16%	11,836
2004	10.381319	10.797814	4.01%	7,366
2003*	10.000000	10.381319	3.81%	3,377
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
2007	17.535595	17.161150	-2.14%	0
2006	15.270469	17.535595	14.83%	0
2005	14.862410	15.270469	2.75%	0
2004	13.430573	14.862410	10.66%	0
2003*	10.000000	13.430573	34.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.677888	15.626579	14.25%	0
2011	14.032244	13.677888	-2.53%	0
2010	11.997954	14.032244	16.96%	0
2009	9.403101	11.997954	27.60%	0
2008	12.671625	9.403101	-25.79%	0
2007	13.212452	12.671625	-4.09%	0
2006	11.179195	13.212452	18.19%	0
2005*	10.000000	11.179195	11.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.304760	13.300593	8.09%	9,037
2011	12.989971	12.304760	-5.27%	4,389
2010	12.039340	12.989971	7.90%	3,357
2009*	10.000000	12.039340	20.39%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.565940	23.397810	13.77%	498
2011	20.803816	20.565940	-1.14%	496
2010	16.819340	20.803816	23.69%	514
2009	13.685299	16.819340	22.90%	585
2008	20.152227	13.685299	-32.09%	519
2007	20.637860	20.152227	-2.35%	620
2006	18.349446	20.637860	12.47%	563
2005	17.406733	18.349446	5.42%	607
2004	14.528180	17.406733	19.81%	613
2003*	10.000000	14.528180	45.28%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.831041	16.834269	13.51%	0
2011	14.846420	14.831041	-0.10%	0
2010	13.186156	14.846420	12.59%	0
2009	10.642399	13.186156	23.90%	0
2008	17.273254	10.642399	-38.39%	0
2007	16.738134	17.273254	3.20%	0
2006	14.779410	16.738134	13.25%	0
2005	14.395982	14.779410	2.66%	0
2004	13.271042	14.395982	8.48%	0
2003*	10.000000	13.271042	32.71%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.047584	17.373295	8.26%	11,019
2011	15.012509	16.047584	6.89%	9,699
2010	13.274808	15.012509	13.09%	9,699
2009	11.048421	13.274808	20.15%	11,392
2008	15.993261	11.048421	-30.92%	11,392
2007	15.227945	15.993261	5.03%	11,392
2006	13.330040	15.227945	14.24%	11,392
2005	13.023645	13.330040	2.35%	11,392
2004	12.642473	13.023645	3.02%	11,392
2003*	10.000000	12.642473	26.42%	11,392

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0
2005	15.011664	15.577163	3.77%	0
2004	13.752253	15.011664	9.16%	0
2003*	10.000000	13.752253	37.52%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	1,655
2008	16.697871	11.544152	-30.86%	1,655
2007	15.494317	16.697871	7.77%	1,655
2006	13.613103	15.494317	13.82%	1,655
2005	13.617010	13.613103	-0.03%	1,655
2004	12.932963	13.617010	5.29%	1,655
2003*	10.000000	12.932963	29.33%	1,655
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.470133	13.415534	7.58%	8,669
2011	12.437648	12.470133	0.26%	7,359
2010	11.684949	12.437648	6.44%	7,359
2009	9.892964	11.684949	18.11%	9,008
2008	10.886287	9.892964	-9.12%	9,008
2007	10.534096	10.886287	3.34%	9,008
2006	10.311577	10.534096	2.16%	4,212
2005	10.386894	10.311577	-0.73%	5,808
2004	10.227007	10.386894	1.56%	3,414
2003*	10.000000	10.227007	2.27%	3,414
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.893752	13.045289	9.68%	4,550
2011	12.150921	11.893752	-2.12%	4,550
2010	10.983046	12.150921	10.63%	4,550
2009	9.013726	10.983046	21.85%	0
2008	12.253843	9.013726	-26.44%	0
2007	11.498450	12.253843	6.57%	0
2006	10.674147	11.498450	7.72%	0
2005*	10.000000	10.674147	6.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.869228	13.191944	11.14%	0
2011	12.225863	11.869228	-2.92%	0
2010	10.878412	12.225863	12.39%	0
2009	8.608870	10.878412	26.36%	0
2008	13.032776	8.608870	-33.94%	0
2007	12.057567	13.032776	8.09%	0
2006	10.980252	12.057567	9.81%	0
2005*	10.000000	10.980252	9.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	0
2007	12.419828	13.560199	9.18%	0
2006	11.188000	12.419828	11.01%	0
2005*	10.000000	11.188000	11.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.562209	16.021249	2.95%	1,170
2011	16.699118	15.562209	-6.81%	808
2010	14.256559	16.699118	17.13%	450
2009	9.827752	14.256559	45.06%	0
2008	21.928129	9.827752	-55.18%	0
2007	15.317890	21.928129	43.15%	533
2006	13.361898	15.317890	14.64%	1,264
2005*	10.000000	13.361898	33.62%	695
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.617971	16.819552	15.06%	1,236
2011	14.773512	14.617971	-1.05%	1,750
2010	13.077943	14.773512	12.97%	1,750
2009	10.243100	13.077943	27.68%	633
2008	18.221859	10.243100	-43.79%	633
2007	18.305796	18.221859	-0.46%	633
2006	15.527052	18.305796	17.90%	2,699
2005	14.961372	15.527052	3.78%	2,741
2004	13.683001	14.961372	9.34%	2,741
2003*	10.000000	13.683001	36.83%	4,256

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.778272	16.618698	12.45%	0
2011	15.038201	14.778272	-1.73%	0
2010	12.350891	15.038201	21.76%	0
2009	9.818689	12.350891	25.79%	0
2008	18.957269	9.818689	-48.21%	0
2007	15.227262	18.957269	24.50%	197
2006	14.534623	15.227262	4.77%	197
2005	14.014115	14.534623	3.71%	1,328
2004	13.824807	14.014115	1.37%	197
2003*	10.000000	13.824807	38.25%	197
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.240928	13.744646	3.80%	2,215
2011	12.583969	13.240928	5.22%	2,008
2010	11.903128	12.583969	5.72%	892
2009	10.486729	11.903128	13.51%	0
2008	11.050614	10.486729	-5.10%	0
2007	10.801590	11.050614	2.31%	265
2006	10.551419	10.801590	2.37%	265
2005	10.533806	10.551419	0.17%	265
2004	10.285049	10.533806	2.42%	265
2003*	10.000000	10.285049	2.85%	265
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.020684	25.923735	12.61%	0
2011	26.269023	23.020684	-12.37%	0
2010	20.784455	26.269023	26.39%	0
2009	15.129524	20.784455	37.38%	0
2008	25.485691	15.129524	-40.64%	0
2007	22.480669	25.485691	13.37%	279
2006	20.344994	22.480669	10.50%	733
2005	17.536354	20.344994	16.02%	439
2004	14.310920	17.536354	22.54%	0
2003*	10.000000	14.310920	43.11%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	189
2005	16.448793	19.207179	16.77%	189
2004	14.767132	16.448793	11.39%	189
2003*	10.000000	14.767132	47.67%	189

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.540652	12.479918	18.40%	0
2011	12.979860	10.540652	-18.79%	0
2010	11.703127	12.979860	10.91%	0
2009	9.433879	11.703127	24.05%	0
2008	17.121508	9.433879	-44.90%	0
2007	14.880550	17.121508	15.06%	770
2006	12.848462	14.880550	15.82%	814
2005	11.007058	12.848462	16.73%	2,772
2004*	10.000000	11.007058	10.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0
2008	22.119403	10.591596	-52.12%	0
2007	21.342734	22.119403	3.64%	0
2006	18.714880	21.342734	14.04%	0
2005	18.586546	18.714880	0.69%	0
2004	16.609312	18.586546	11.90%	0
2003*	10.000000	16.609312	66.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.619776	12.866930	10.73%	2,445
2011	11.545028	11.619776	0.65%	2,641
2010	10.423613	11.545028	10.76%	2,843
2009	7.820175	10.423613	33.29%	2,336
2008	11.309545	7.820175	-30.85%	2,474
2007	11.089575	11.309545	1.98%	2,642
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	595
2010	13.283583	15.753624	18.59%	595
2009	11.515964	13.283583	15.35%	1,662
2008	16.070457	11.515964	-28.34%	2,823
2007	16.801516	16.070457	-4.35%	3,014
2006	14.592554	16.801516	15.14%	3,570
2005	14.352427	14.592554	1.67%	6,452
2004	13.153838	14.352427	9.11%	3,702
2003*	10.000000	13.153838	31.54%	5,541

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.567941	23.935102	16.37%	175
2011	21.740456	20.567941	-5.39%	167
2010	17.248238	21.740456	26.04%	0
2009	13.585543	17.248238	26.96%	0
2008	20.633488	13.585543	-34.16%	0
2007	21.504134	20.633488	-4.05%	0
2006	18.699566	21.504134	15.00%	0
2005	17.488770	18.699566	6.92%	1,151
2004	14.377069	17.488770	21.64%	0
2003*	10.000000	14.377069	43.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.838033	10.019480	13.37%	5,264
2011	9.131381	8.838033	-3.21%	5,380
2010	8.425280	9.131381	8.38%	2,766
2009	6.580310	8.425280	28.04%	982
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.220237	16.929253	11.23%	0
2011	18.401423	15.220237	-17.29%	0
2010	15.929517	18.401423	15.52%	0
2009	9.386828	15.929517	69.70%	0
2008	20.177308	9.386828	-53.48%	0
2007	15.950638	20.177308	26.50%	0
2006	12.659782	15.950638	25.99%	0
2005*	10.000000	12.659782	26.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
2007	20.697739	23.488672	13.48%	0
2006	17.336712	20.697739	19.39%	0
2005	16.007833	17.336712	8.30%	1,741
2004	13.738938	16.007833	16.51%	1,806
2003*	10.000000	13.738938	37.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.466535	14.497065	16.29%	0
2011	14.198002	12.466535	-12.20%	0
2010	13.323294	14.198002	6.57%	0
2009	9.878973	13.323294	34.87%	0
2008	16.860430	9.878973	-41.41%	0
2007	14.858498	16.860430	13.47%	0
2006	12.444050	14.858498	19.40%	0
2005	11.493980	12.444050	8.27%	0
2004*	10.000000	11.493980	14.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.790687	17.859355	13.10%	4,486
2011	16.197573	15.790687	-2.51%	4,421
2010	14.406054	16.197573	12.44%	3,872
2009	12.347800	14.406054	16.67%	3,667
2008	11.827254	12.347800	4.40%	1,324
2007	10.837251	11.827254	9.14%	1,414
2006	9.769439	10.837251	10.93%	0
2005*	10.000000	9.769439	-2.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.195312	1.95%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.961424	10.045072	12.09%	0
2011	10.306861	8.961424	-13.05%	0
2010*	10.000000	10.306861	3.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.527620	13.504107	17.15%	9,259
2011	12.637243	11.527620	-8.78%	4,467
2010	11.829411	12.637243	6.83%	2,408
2009*	10.000000	11.829411	18.29%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.075967	15.258723	8.40%	0
2006	12.968104	14.075967	8.54%	0
2005	12.253040	12.968104	5.84%	0
2004	11.510347	12.253040	6.45%	0
2003*	10.000000	11.510347	15.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.304362	21.067810	21.75%	1,798
2011	18.916137	17.304362	-8.52%	1,826
2010	18.072129	18.916137	4.67%	1,013
2009	12.590862	18.072129	43.53%	0
2008	23.000687	12.590862	-45.26%	0
2007	17.126273	23.000687	34.30%	0
2006	15.966132	17.126273	7.27%	0
2005	14.429549	15.966132	10.65%	0
2004	12.443207	14.429549	15.96%	0
2003*	10.000000	12.443207	24.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.656151	29.655511	11.25%	65
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.353876	39.453098	25.83%	0
2006	21.751682	31.353876	44.14%	0
2005	16.770150	21.751682	29.70%	0
2004	14.374069	16.770150	16.67%	0
2003*	10.000000	14.374069	43.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.669349	16.825011	14.70%	0
2011	14.867490	14.669349	-1.33%	0
2010	13.485705	14.867490	10.25%	0
2009	9.862928	13.485705	36.73%	0
2008	15.921605	9.862928	-38.05%	0
2007	14.589933	15.921605	9.13%	0
2006	13.831269	14.589933	5.49%	0
2005	13.499205	13.831269	2.46%	0
2004	12.600490	13.499205	7.13%	0
2003*	10.000000	12.600490	26.00%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.491322	18.784931	13.91%	1,557
2011	16.854563	16.491322	-2.16%	1,597
2010	15.416671	16.854563	9.33%	1,658
2009	12.807783	15.416671	20.37%	533
2008	19.372778	12.807783	-33.89%	0
2007	18.318570	19.372778	5.75%	0
2006	15.463522	18.318570	18.46%	0
2005	14.774696	15.463522	4.66%	0
2004	13.089582	14.774696	12.87%	0
2003*	10.000000	13.089582	30.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.055526	10.127873	11.84%	0
2011*	10.000000	9.055526	-9.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.634017	15.337695	12.50%	1,264
2011	13.802178	13.634017	-1.22%	1,357
2010	12.408774	13.802178	11.23%	1,368
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.962813	11.332197	13.74%	10,511
2011	10.041443	9.962813	-0.78%	10,596
2010	9.119112	10.041443	10.11%	1,231
2009	7.516796	9.119112	21.32%	1,327
2008	10.889310	7.516796	-30.97%	1,472
2007	10.437649	10.889310	4.33%	1,572
2006*	10.000000	10.437649	4.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.868315	11.842648	20.01%	714
2011	11.069150	9.868315	-10.85%	762
2010	10.117159	11.069150	9.41%	822
2009	7.268248	10.117159	39.20%	855
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
2008	11.270518	6.180334	-45.16%	0
2007	10.247234	11.270518	9.99%	0
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0
2007	14.104945	14.298459	1.37%	426
2006	12.972635	14.104945	8.73%	449
2005	12.889538	12.972635	0.64%	474
2004	11.909907	12.889538	8.23%	767
2003*	10.000000	11.909907	19.10%	792

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.237609	14.925898	12.75%	9,859
2011	12.972115	13.237609	2.05%	10,319
2010	11.661664	12.972115	11.24%	10,763
2009	8.121026	11.661664	43.60%	0
2008	11.490054	8.121026	-29.32%	0
2007	11.330863	11.490054	1.40%	0
2006	10.421681	11.330863	8.72%	594
2005*	10.000000	10.421681	4.22%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.722794	17.101632	16.16%	975
2011	15.368721	14.722794	-4.20%	933
2010	13.542579	15.368721	13.48%	0
2009	10.740570	13.542579	26.09%	0
2008	17.404482	10.740570	-38.29%	0
2007	18.181092	17.404482	-4.27%	200
2006	16.004374	18.181092	13.60%	1,911
2005	15.661506	16.004374	2.19%	1,971
2004	13.607406	15.661506	15.10%	2,037
2003*	10.000000	13.607406	36.07%	200
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.493730	10.486339	10.46%	63,651
2011	9.888232	9.493730	-3.99%	11,748
2010	9.032136	9.888232	9.48%	4,219
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.479579	12.128324	5.65%	0
2011	10.991856	11.479579	4.44%	0
2010	10.472120	10.991856	4.96%	0
2009	9.810381	10.472120	6.75%	0
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.447959	13.106782	5.29%	929
2011	11.940533	12.447959	4.25%	913
2010	11.235352	11.940533	6.28%	921
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	120
2005	19.731390	25.668285	30.09%	120
2004	16.666436	19.731390	18.39%	120
2003*	10.000000	16.666436	66.66%	120
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.867929	19.385444	14.92%	500
2011	22.167239	16.867929	-23.91%	304
2010	19.458594	22.167239	13.92%	0
2009	12.137596	19.458594	60.32%	0
2008	29.304806	12.137596	-58.58%	0
2007	20.497800	29.304806	42.97%	0
2006	15.269326	20.497800	34.24%	0
2005	11.723703	15.269326	30.24%	1,675
2004*	10.000000	11.723703	17.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.859823	13.027084	1.30%	3,309
2011	12.196707	12.859823	5.44%	3,481
2010	11.841388	12.196707	3.00%	3,441
2009	11.730769	11.841388	0.94%	7,582
2008	11.078405	11.730769	5.89%	0
2007	10.518089	11.078405	5.33%	0
2006	10.353547	10.518089	1.59%	0
2005	10.199242	10.353547	1.51%	0
2004	10.047839	10.199242	1.51%	0
2003*	10.000000	10.047839	0.48%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.120682	18.366053	13.93%	0
2011	17.070018	16.120682	-5.56%	0
2010	15.148905	17.070018	12.68%	0
2009	12.114945	15.148905	25.04%	0
2008	19.514699	12.114945	-37.92%	0
2007	18.737590	19.514699	4.15%	0
2006	16.309572	18.737590	14.89%	0
2005	15.371603	16.309572	6.10%	0
2004	13.713835	15.371603	12.09%	0
2003*	10.000000	13.713835	37.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.640931	13.068618	3.38%	0
2011	12.492878	12.640931	1.19%	0
2010	12.001664	12.492878	4.09%	0
2009	11.192423	12.001664	7.23%	0
2008	12.115711	11.192423	-7.62%	0
2007	11.696954	12.115711	3.58%	1,907
2006	11.207819	11.696954	4.36%	2,003
2005	11.036156	11.207819	1.56%	0
2004	10.727911	11.036156	2.87%	0
2003*	10.000000	10.727911	7.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.659593	15.967796	8.92%	9,924
2011	14.918601	14.659593	-1.74%	5,244
2010	13.683133	14.918601	9.03%	1,671
2009	11.683976	13.683133	17.11%	0
2008	15.475992	11.683976	-24.50%	8,485
2007	14.901735	15.475992	3.85%	8,485
2006	13.613200	14.901735	9.47%	9,649
2005	13.145442	13.613200	3.56%	9,098
2004	12.208544	13.145442	7.67%	482
2003*	10.000000	12.208544	22.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.641258	17.490352	11.82%	0
2011	16.256941	15.641258	-3.79%	0
2010	14.656816	16.256941	10.92%	383
2009	11.986491	14.656816	22.28%	383
2008	17.773319	11.986491	-32.56%	0
2007	17.034678	17.773319	4.34%	3,958
2006	15.128634	17.034678	12.60%	3,958
2005	14.373021	15.128634	5.26%	3,958
2004	13.044111	14.373021	10.19%	3,958
2003*	10.000000	13.044111	30.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.820321	14.677045	6.20%	1,301
2011	13.774685	13.820321	0.33%	1,301
2010	12.913074	13.774685	6.67%	1,301
2009	11.466673	12.913074	12.61%	2,089
2008	13.730727	11.466673	-16.49%	2,866
2007	13.196251	13.730727	4.05%	2,866
2006	12.380997	13.196251	6.58%	2,866
2005	12.053788	12.380997	2.71%	3,483
2004	11.443024	12.053788	5.34%	15,728
2003*	10.000000	11.443024	14.43%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.179314	15.341284	16.40%	1,865
2011	13.749831	13.179314	-4.15%	4,200
2010	12.889699	13.749831	6.67%	4,376
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.434535	23.596073	15.47%	344
2011	21.329936	20.434535	-4.20%	328
2010	17.193492	21.329936	24.06%	0
2009	12.789853	17.193492	34.43%	0
2008	20.478657	12.789853	-37.55%	0
2007	19.370427	20.478657	5.72%	0
2006	17.931223	19.370427	8.03%	415
2005	16.271674	17.931223	10.20%	1,351
2004	14.302891	16.271674	13.76%	415
2003*	10.000000	14.302891	43.03%	415

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.989602	9.819323	-1.70%	0
2011	10.161875	9.989602	-1.70%	4,104
2010	10.337602	10.161875	-1.70%	529
2009	10.511969	10.337602	-1.66%	529
2008	10.478564	10.511969	0.32%	6,797
2007	10.173209	10.478564	3.00%	0
2006	9.900155	10.173209	2.76%	0
2005	9.809182	9.900155	0.93%	0
2004	9.898507	9.809182	-0.90%	0
2003*	10.000000	9.898507	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	0
2010	12.083619	13.135866	8.71%	0
2009	9.883035	12.083619	22.27%	0
2008	12.155901	9.883035	-18.70%	0
2007	11.820574	12.155901	2.84%	0
2006	11.469514	11.820574	3.06%	0
2005	11.418383	11.469514	0.45%	3,923
2004	10.903410	11.418383	4.72%	256
2003*	10.000000	10.903410	9.03%	2,531
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
2008*	10.000000	6.054548	-39.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0
2005	16.211333	17.814837	9.89%	0
2004	13.743055	16.211333	17.96%	0
2003*	10.000000	13.743055	37.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.762786	10.073181	14.95%	0
2011	10.662797	8.762786	-17.82%	0
2010	10.247542	10.662797	4.05%	0
2009	8.050535	10.247542	27.29%	0
2008	15.294761	8.050535	-47.36%	0
2007	15.151912	15.294761	0.94%	0
2006	12.591824	15.151912	20.33%	0
2005	11.456941	12.591824	9.91%	2,624
2004*	10.000000	11.456941	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.624835	9.846233	14.16%	6,446
2011	9.066774	8.624835	-4.87%	5,964
2010	7.995483	9.066774	13.40%	4,601
2009	6.288065	7.995483	27.15%	4,643
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	7,064
2011	8.712042	8.042434	-7.69%	6,531
2010	7.860693	8.712042	10.83%	4,944
2009	6.276217	7.860693	25.25%	4,739
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	0
2010	11.584600	14.246687	22.98%	0
2009	9.265881	11.584600	25.02%	0
2008	17.631567	9.265881	-47.45%	0
2007	16.381818	17.631567	7.63%	0
2006	16.181325	16.381818	1.24%	0
2005	15.278441	16.181325	5.91%	0
2004	13.734078	15.278441	11.24%	0
2003*	10.000000	13.734078	37.34%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.382715	22.921069	18.26%	0
2011	20.854531	19.382715	-7.06%	271
2010	16.774034	20.854531	24.33%	271
2009	13.558015	16.774034	23.72%	271
2008	20.373659	13.558015	-33.45%	271
2007	22.343246	20.373659	-8.82%	227
2006	19.410077	22.343246	15.11%	227
2005	19.210467	19.410077	1.04%	227
2004	16.703594	19.210467	15.01%	463
2003*	10.000000	16.703594	67.04%	236
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.866762	21.369151	13.26%	0
2011	20.374791	18.866762	-7.40%	0
2010	16.584203	20.374791	22.86%	0
2009	12.550074	16.584203	32.14%	0
2008	20.711245	12.550074	-39.40%	0
2007	20.679636	20.711245	0.15%	0
2006	18.824087	20.679636	9.86%	0
2005	17.096036	18.824087	10.11%	0
2004	14.641372	17.096036	16.77%	0
2003*	10.000000	14.641372	46.41%	1,094
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.668346	15.295902	11.91%	0
2011	13.851856	13.668346	-1.32%	0
2010	12.445536	13.851856	11.30%	0
2009	10.083723	12.445536	23.42%	0
2008	17.569268	10.083723	-42.61%	0
2007	16.567058	17.569268	6.05%	0
2006	14.861207	16.567058	11.48%	0
2005	14.123216	14.861207	5.23%	2,850
2004	13.116888	14.123216	7.67%	0
2003*	10.000000	13.116888	31.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.513349	10.808349	13.61%	615
2011	9.117820	9.513349	4.34%	1,448
2010	7.144713	9.117820	27.62%	1,519
2009	5.569001	7.144713	28.29%	791
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.125982	10.411789	2.82%	0
2011	10.270957	10.125982	-1.41%	0
2010	9.924075	10.270957	3.50%	0
2009	8.908440	9.924075	11.40%	0
2008	10.468312	8.908440	-14.90%	419
2007	10.165281	10.468312	2.98%	419
2006	9.923615	10.165281	2.44%	419
2005	9.951131	9.923615	-0.28%	419
2004	10.044958	9.951131	-0.93%	419
2003*	10.000000	10.044958	0.45%	808
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.635698	13.516032	6.97%	0
2011	12.991554	12.635698	-2.74%	0
2010	11.049179	12.991554	17.58%	0
2009	9.156748	11.049179	20.67%	0
2008	15.390616	9.156748	-40.50%	0
2007	15.578070	15.390616	-1.20%	0
2006	15.056025	15.578070	3.47%	0
2005	14.884370	15.056025	1.15%	1,383
2004	13.534262	14.884370	9.98%	0
2003*	10.000000	13.534262	35.34%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.970977	16.331631	9.09%	0
2011	15.713411	14.970977	-4.72%	0
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	0
2008	16.919113	10.071209	-40.47%	0
2007	15.995506	16.919113	5.77%	0
2006	14.310433	15.995506	11.78%	0
2005	13.623033	14.310433	5.05%	0
2004	12.233952	13.623033	11.35%	0
2003*	10.000000	12.233952	22.34%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.758393	15.169064	18.89%	3,144
2011	14.183191	12.758393	-10.05%	4,829
2010	12.473864	14.183191	13.70%	4,904
2009	9.104287	12.473864	37.01%	4,682
2008	15.526471	9.104287	-41.36%	4,793
2007	14.894095	15.526471	4.25%	4,788
2006	12.905485	14.894095	15.41%	7,035
2005	11.511004	12.905485	12.11%	1,695
2004*	10.000000	11.511004	15.11%	1,751
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
2007	22.844786	23.819814	4.27%	0
2006	19.800617	22.844786	15.37%	0
2005	17.659123	19.800617	12.13%	2,469
2004	15.111597	17.659123	16.86%	2,469
2003*	10.000000	15.111597	51.12%	2,837
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.278780	16.366709	14.62%	0
2011	14.571030	14.278780	-2.01%	0
2010	12.797538	14.571030	13.86%	0
2009	10.171462	12.797538	25.82%	0
2008	16.860008	10.171462	-39.67%	0
2007	16.469437	16.860008	2.37%	0
2006	14.598881	16.469437	12.81%	0
2005	14.044359	14.598881	3.95%	1,245
2004	13.090067	14.044359	7.29%	1,307
2003*	10.000000	13.090067	30.90%	1,369
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.822086	22.927266	15.67%	0
2011	20.656451	19.822086	-4.04%	0
2010	17.076263	20.656451	20.97%	0
2009	12.690879	17.076263	34.56%	0
2008	20.825139	12.690879	-39.06%	0
2007	21.486399	20.825139	-3.08%	0
2006	19.062727	21.486399	12.71%	0
2005	17.674345	19.062727	7.86%	0
2004	15.086384	17.674345	17.15%	0
2003*	10.000000	15.086384	50.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.422654	12.849827	3.44%	1,316
2011	11.655907	12.422654	6.58%	1,279
2010	10.841398	11.655907	7.51%	1,314
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.212140	11.654767	3.95%	3,115
2011	11.291696	11.212140	-0.70%	3,155
2010	10.920652	11.291696	3.40%	3,230
2009*	10.000000	10.920652	9.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.836773	13.861733	17.11%	611
2011	12.627166	11.836773	-6.26%	652
2010	11.230666	12.627166	12.43%	703
2009	8.801105	11.230666	27.61%	732
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
2006	13.878937	15.814500	13.95%	0
2005	13.416801	13.878937	3.44%	0
2004	12.283848	13.416801	9.22%	0
2003*	10.000000	12.283848	22.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0
2005	14.452492	15.940489	10.30%	0
2004	12.653145	14.452492	14.22%	0
2003*	10.000000	12.653145	26.53%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.923645	14.510913	12.28%	621
2011	16.003190	12.923645	-19.24%	662
2010	13.476794	16.003190	18.75%	714
2009	8.364903	13.476794	61.11%	744
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
2005	12.099565	12.571599	3.90%	0
2004	11.719017	12.099565	3.25%	0
2003*	10.000000	11.719017	17.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	815
2011	10.516214	11.411460	8.51%	650
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
2007	10.747251	11.114815	3.42%	0
2006	10.556674	10.747251	1.81%	0
2005	10.332268	10.556674	2.17%	2,176
2004	10.099592	10.332268	2.30%	2,285
2003*	10.000000	10.099592	1.00%	2,392
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
2005	13.590037	14.980954	10.23%	0
2004	12.559190	13.590037	8.21%	981
2003*	10.000000	12.559190	25.59%	691
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.709583	-2.90%	176
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	1,013

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.171806	16.087110	6.03%	1,905
2011	16.177314	15.171806	-6.22%	1,562
2010	12.981380	16.177314	24.62%	422
2009	8.651424	12.981380	50.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	0
2011	22.262631	19.987746	-10.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	0
2011	12.497477	13.721610	9.80%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	0
2011	13.991845	13.631589	-2.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	0
2011	20.720623	20.473298	-1.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	0
2011	14.952491	15.975323	6.84%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.413950	13.348274	7.53%	0
2011	12.387889	12.413950	0.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	0
2011	12.115952	11.853500	-2.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	0
2011	12.190669	11.829064	-2.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	0
2011	14.714425	14.552109	-1.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	0
2011	14.978073	14.711717	-1.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	0
2011	12.533669	13.181320	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	0
2011	26.163996	22.916990	-12.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	0
2011	12.935952	10.499655	-18.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	0
2011	11.517649	11.586341	0.60%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	0
2011	21.653562	20.475326	-5.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.168719	16.863360	11.17%	0
2011	18.348461	15.168719	-17.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.418042	14.433304	16.23%	0
2011	14.149968	12.418042	-12.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	0
2011	16.150984	15.737289	-2.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	0
2011	10.306003	8.956120	-13.10%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.615981	-3.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	0
2011	18.840477	17.226388	-8.57%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	0
2011	39.916616	26.536056	-33.52%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.603248	16.740661	14.64%	0
2011	14.808017	14.603248	-1.38%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	0
2011	16.787166	16.417040	-2.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	0
2011*	10.000000	9.052463	-9.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	0
2011	12.934760	13.192786	1.99%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	0
2011	15.307241	14.656457	-4.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	0
2011	22.092277	16.802345	-23.94%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	0
2011	12.147918	12.801881	5.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	0
2011	17.001736	16.048045	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	0
2011	12.442939	12.584001	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	0
2011	14.858981	14.593590	-1.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	0
2011	16.191935	15.570810	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	0
2011	13.719595	13.758057	0.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	0
2011	13.738189	13.161472	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	0
2011	21.244633	20.342486	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	0
2011	10.121033	9.944406	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	0
2011	13.083288	13.568081	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	0
2011	10.626678	8.728658	-17.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	0
2011	20.771140	19.295405	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	0
2011	20.293371	18.781832	-7.45%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	0
2011	13.796466	13.606781	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	0
2011	9.105436	9.495610	4.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.080351	10.359573	2.77%	0
2011	10.229857	10.080351	-1.46%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.578792	13.448304	6.91%	0
2011	12.939609	12.578792	-2.79%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.905135	16.251507	9.03%	0
2011	15.652245	14.905135	-4.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	0
2011	14.135150	12.708710	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	0
2011	14.512770	14.214463	-2.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	0
2011	11.282116	11.196933	-0.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.706281	-2.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	0
2011	16.126972	15.116906	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.372911	16.547447	15.13%	3,615
2011	13.798212	14.372911	4.17%	3,615
2010	12.456663	13.798212	10.77%	3,615
2009	10.540193	12.456663	18.18%	3,615
2008	18.099119	10.540193	-41.76%	3,615
2007	17.578329	18.099119	2.96%	3,615
2006	15.300880	17.578329	14.88%	3,615
2005	14.895904	15.300880	2.72%	3,615
2004	13.638413	14.895904	9.22%	3,615
2003*	10.000000	13.638413	36.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.897727	23.147413	16.33%	8,271
2011	22.173624	19.897727	-10.26%	6,095
2010	17.836941	22.173624	24.31%	1,371
2009	12.732506	17.836941	40.09%	899
2008	20.180294	12.732506	-36.91%	0
2007	20.243032	20.180294	-0.31%	0
2006	18.049671	20.243032	12.15%	324
2005	17.236512	18.049671	4.72%	324
2004	14.740687	17.236512	16.93%	1,197
2003*	10.000000	14.740687	47.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.119910	1.20%	43,647
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.658916	14.403095	5.45%	74,892
2011	12.446690	13.658916	9.74%	56,321
2010	12.057551	12.446690	3.23%	38,348
2009	11.140577	12.057551	8.23%	34,541
2008	11.527924	11.140577	-3.36%	33,198
2007	10.722391	11.527924	7.51%	31,261
2006	10.747787	10.722391	-0.24%	30,577
2005	10.775856	10.747787	-0.26%	13,797
2004	10.370757	10.775856	3.91%	1,940
2003*	10.000000	10.370757	3.71%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
2007	17.466671	17.076207	-2.24%	0
2006	15.225883	17.466671	14.72%	3,418
2005	14.834062	15.225883	2.64%	4,182
2004	13.418600	14.834062	10.55%	1,739
2003*	10.000000	13.418600	34.19%	1,739

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.585449	15.505152	14.13%	15,754
2011	13.951568	13.585449	-2.62%	10,816
2010	11.941104	13.951568	16.84%	6,309
2009	9.368076	11.941104	27.47%	1,051
2008	12.637300	9.368076	-25.87%	275
2007	13.190159	12.637300	-4.19%	1,684
2006	11.171661	13.190159	18.07%	1,107
2005*	10.000000	11.171661	11.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	157,526
2011	12.967969	12.271448	-5.37%	79,866
2010	12.031177	12.967969	7.79%	25,024
2009*	10.000000	12.031177	20.31%	4,223
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.381049	23.163840	13.65%	18,701
2011	20.637735	20.381049	-1.24%	11,551
2010	16.702030	20.637735	23.56%	11,275
2009	13.603687	16.702030	22.78%	9,619
2008	20.052499	13.603687	-32.16%	9,828
2007	20.556777	20.052499	-2.45%	8,060
2006	18.295913	20.556777	12.36%	8,652
2005	17.373568	18.295913	5.31%	14,733
2004	14.515251	17.373568	19.69%	14,454
2003*	10.000000	14.515251	45.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.697711	16.665914	13.39%	46,684
2011	14.727905	14.697711	-0.21%	40,752
2010	13.094192	14.727905	12.48%	37,346
2009	10.578942	13.094192	23.78%	24,576
2008	17.187782	10.578942	-38.45%	17,677
2007	16.672368	17.187782	3.09%	18,493
2006	14.736279	16.672368	13.14%	18,530
2005	14.368549	14.736279	2.56%	19,032
2004	13.259231	14.368549	8.37%	19,158
2003*	10.000000	13.259231	32.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.903347	17.199580	8.15%	35,470
2011	14.892684	15.903347	6.79%	12,959
2010	13.182244	14.892684	12.98%	3,567
2009	10.982547	13.182244	20.03%	3,740
2008	15.914110	10.982547	-30.99%	4,007
2007	15.168104	15.914110	4.92%	4,559
2006	13.291141	15.168104	14.12%	10,579
2005	12.998806	13.291141	2.25%	7,941
2004	12.631214	12.998806	2.91%	7,454
2003*	10.000000	12.631214	26.31%	6,311

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	0
2009	8.405272	10.380505	23.50%	0
2008	13.755208	8.405272	-38.89%	0
2007	15.789885	13.755208	-12.89%	0
2006	15.531693	15.789885	1.66%	0
2005	14.983039	15.531693	3.66%	0
2004	13.740007	14.983039	9.05%	0
2003*	10.000000	13.740007	37.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	0
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
2005	13.591048	13.573366	-0.13%	0
2004	12.921451	13.591048	5.18%	0
2003*	10.000000	12.921451	29.21%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.358032	13.281380	7.47%	6,081
2011	12.338353	12.358032	0.16%	6,565
2010	11.603463	12.338353	6.33%	6,884
2009	9.833968	11.603463	17.99%	7,298
2008	10.832380	9.833968	-9.22%	7,621
2007	10.492661	10.832380	3.24%	5,062
2006	10.281448	10.492661	2.05%	4,994
2005	10.367069	10.281448	-0.83%	4,758
2004	10.217883	10.367069	1.46%	0
2003*	10.000000	10.217883	2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.813333	12.943876	9.57%	2,072
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	5,506
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
2005*	10.000000	10.666944	6.67%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.789001	13.089425	11.03%	29,449
2011	12.155562	11.789001	-3.02%	25,242
2010	10.826860	12.155562	12.27%	19,786
2009	8.576795	10.826860	26.23%	3,568
2008	12.997456	8.576795	-34.01%	3,248
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0
2005*	10.000000	10.972836	9.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.486132	12.991258	13.10%	2,271
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
2005*	10.000000	11.180460	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.456951	15.896657	2.84%	16,572
2011	16.603040	15.456951	-6.90%	10,348
2010	14.188948	16.603040	17.01%	9,078
2009	9.791116	14.188948	44.92%	6,793
2008	21.868739	9.791116	-55.23%	6,776
2007	15.292040	21.868739	43.01%	5,914
2006	13.352901	15.292040	14.52%	7,572
2005*	10.000000	13.352901	33.53%	2,603
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.486509	16.651302	14.94%	22,620
2011	14.655542	14.486509	-1.15%	13,177
2010	12.986716	14.655542	12.85%	9,018
2009	10.182016	12.986716	27.55%	7,942
2008	18.131699	10.182016	-43.84%	7,942
2007	18.233864	18.131699	-0.56%	9,578
2006	15.481737	18.233864	17.78%	15,125
2005	14.932866	15.481737	3.68%	7,191
2004	13.670820	14.932866	9.23%	7,245
2003*	10.000000	13.670820	36.71%	6,306

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.645431	16.452529	12.34%	15,422
2011	14.918169	14.645431	-1.83%	9,527
2010	12.264761	14.918169	21.63%	3,598
2009	9.760134	12.264761	25.66%	2,910
2008	18.863469	9.760134	-48.26%	3,645
2007	15.167421	18.863469	24.37%	5,094
2006	14.492214	15.167421	4.66%	2,481
2005	13.987398	14.492214	3.61%	1,908
2004	13.812504	13.987398	1.27%	1,894
2003*	10.000000	13.812504	38.13%	1,803
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.121907	13.607204	3.70%	44,839
2011	12.483522	13.121907	5.11%	45,005
2010	11.820142	12.483522	5.61%	35,890
2009	10.424222	11.820142	13.39%	11,523
2008	10.995925	10.424222	-5.20%	8,287
2007	10.759148	10.995925	2.20%	6,186
2006	10.520620	10.759148	2.27%	8,369
2005	10.513713	10.520620	0.07%	7,778
2004	10.275874	10.513713	2.31%	2,068
2003*	10.000000	10.275874	2.76%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.813717	25.664469	12.50%	23,848
2011	26.059334	22.813717	-12.45%	21,277
2010	20.639521	26.059334	26.26%	23,839
2009	15.039323	20.639521	37.24%	16,364
2008	25.359600	15.039323	-40.70%	16,199
2007	22.392345	25.359600	13.25%	17,812
2006	20.285633	22.392345	10.39%	16,368
2005	17.502931	20.285633	15.90%	11,843
2004	14.298178	17.502931	22.41%	11,497
2003*	10.000000	14.298178	42.98%	5,931
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.617635	18.461137	18.21%	1,474
2011	19.239726	15.617635	-18.83%	1,474
2010	17.364361	19.239726	10.80%	1,474
2009	14.009388	17.364361	23.95%	1,474
2008	25.458055	14.009388	-44.97%	1,474
2007	22.149968	25.458055	14.93%	1,474
2006	19.151163	22.149968	15.66%	1,474
2005	16.417462	19.151163	16.65%	1,474
2004	14.753996	16.417462	11.27%	3,686
2003*	10.000000	14.753996	47.54%	2,708

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.458778	12.370367	18.28%	8,010
2011	12.892158	10.458778	-18.87%	7,276
2010	11.635880	12.892158	10.80%	6,359
2009	9.389224	11.635880	23.93%	7,153
2008	17.057859	9.389224	-44.96%	9,087
2007	14.840411	17.057859	14.94%	9,132
2006	12.826808	14.840411	15.70%	10,127
2005	10.999651	12.826808	16.61%	4,432
2004*	10.000000	10.999651	10.00%	807
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
2007	21.258879	22.009961	3.53%	0
2006	18.660266	21.258879	13.93%	923
2005	18.551112	18.660266	0.59%	0
2004	16.594524	18.551112	11.79%	760
2003*	10.000000	16.594524	65.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	64,459
2011	11.490332	11.552993	0.55%	47,838
2010	10.384783	11.490332	10.65%	16,876
2009	7.798968	10.384783	33.16%	9,370
2008	11.290361	7.798968	-30.92%	5,186
2007	11.082100	11.290361	1.88%	3,386
2006*	10.000000	11.082100	10.82%	1,511
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.267776	17.885091	9.94%	1,039
2011	15.627815	16.267776	4.10%	1,183
2010	13.190899	15.627815	18.47%	1,369
2009	11.447265	13.190899	15.23%	1,593
2008	15.990900	11.447265	-28.41%	1,799
2007	16.735450	15.990900	-4.45%	2,054
2006	14.549945	16.735450	15.02%	4,396
2005	14.325045	14.549945	1.57%	4,150
2004	13.142118	14.325045	9.00%	5,526
2003*	10.000000	13.142118	31.42%	4,161

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.383005	23.695704	16.25%	9,246
2011	21.566888	20.383005	-5.49%	6,191
2010	17.127950	21.566888	25.92%	5,770
2009	13.504549	17.127950	26.83%	5,700
2008	20.531409	13.504549	-34.22%	5,907
2007	21.419668	20.531409	-4.15%	6,847
2006	18.645032	21.419668	14.88%	8,095
2005	17.455454	18.645032	6.81%	4,381
2004	14.364281	17.455454	21.52%	5,907
2003*	10.000000	14.364281	43.64%	3,931
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	31,606
2011	9.106611	8.805115	-3.31%	25,585
2010	8.410983	9.106611	8.27%	10,128
2009	6.575833	8.410983	27.91%	1,276
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.117360	16.797678	11.12%	839
2011	18.295629	15.117360	-17.37%	839
2010	15.854038	18.295629	15.40%	924
2009	9.351859	15.854038	69.53%	779
2008	20.122664	9.351859	-53.53%	85
2007	15.923723	20.122664	26.37%	2,049
2006	12.651246	15.923723	25.87%	5,553
2005*	10.000000	12.651246	26.51%	1,649
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
2007	20.616415	23.372454	13.37%	0
2006	17.286118	20.616415	19.27%	855
2005	15.977318	17.286118	8.19%	855
2004	13.726705	15.977318	16.40%	1,295
2003*	10.000000	13.726705	37.27%	855

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.369724	14.369814	16.17%	6,549
2011	14.102076	12.369724	-12.28%	7,111
2010	13.246751	14.102076	6.46%	7,899
2009	9.832218	13.246751	34.73%	8,076
2008	16.797762	9.832218	-41.47%	8,361
2007	14.818425	16.797762	13.36%	7,579
2006	12.423072	14.818425	19.28%	7,613
2005	11.486259	12.423072	8.16%	3,830
2004*	10.000000	11.486259	14.86%	114
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.684039	17.720652	12.99%	40,406
2011	16.104514	15.684039	-2.61%	24,343
2010	14.337859	16.104514	12.32%	11,871
2009	12.301845	14.337859	16.55%	7,452
2008	11.795237	12.301845	4.30%	6,875
2007	10.818969	11.795237	9.02%	4,865
2006	9.762850	10.818969	10.82%	1,369
2005*	10.000000	9.762850	-2.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.188395	1.88%	410
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.950823	10.022969	11.98%	1,688
2011	10.305141	8.950823	-13.14%	3,082
2010*	10.000000	10.305141	3.05%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.976031	13.216730	20.41%	5,805
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.612666	-3.87%	317
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.925045	-0.75%	5,029
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	3,944
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.496395	13.453793	17.03%	92,444
2011	12.615839	11.496395	-8.87%	60,838
2010	11.821378	12.615839	6.72%	15,251
2009*	10.000000	11.821378	18.21%	3,245

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.778669	7.79%	18,389
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.034030	0.34%	7,594
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.310797	18.158731	11.33%	1,277
2011	16.387081	16.310797	-0.47%	1,277
2010	15.434123	16.387081	6.17%	1,277
2009	12.515239	15.434123	23.32%	1,277
2008	15.183189	12.515239	-17.57%	1,277
2007	14.020622	15.183189	8.29%	1,277
2006	12.930226	14.020622	8.43%	1,277
2005	12.229660	12.930226	5.73%	1,277
2004	11.500087	12.229660	6.34%	1,541
2003*	10.000000	11.500087	15.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.148792	20.857130	21.62%	15,269
2011	18.765144	17.148792	-8.61%	15,235
2010	17.946115	18.765144	4.56%	15,585
2009	12.515803	17.946115	43.39%	11,818
2008	22.886905	12.515803	-45.31%	11,798
2007	17.058984	22.886905	34.16%	8,776
2006	15.919551	17.058984	7.16%	2,174
2005	14.402045	15.919551	10.54%	0
2004	12.432126	14.402045	15.85%	0
2003*	10.000000	12.432126	24.32%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.926040	-0.74%	6,807
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.416467	29.358871	11.14%	8,297
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.230706	39.257929	25.70%	0
2006	21.688225	31.230706	44.00%	0
2005	16.738188	21.688225	29.57%	0
2004	14.361268	16.738188	16.55%	0
2003*	10.000000	14.361268	43.61%	16,271

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.537450	16.656735	14.58%	1,045
2011	14.748784	14.537450	-1.43%	1,045
2010	13.391645	14.748784	10.13%	1,045
2009	9.804104	13.391645	36.59%	1,045
2008	15.842803	9.804104	-38.12%	1,138
2007	14.532572	15.842803	9.02%	1,144
2006	13.790894	14.532572	5.38%	1,149
2005	13.473465	13.790894	2.36%	1,153
2004	12.589263	13.473465	7.02%	96
2003*	10.000000	12.589263	25.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.343084	18.597094	13.79%	22,494
2011	16.720022	16.343084	-2.25%	16,409
2010	15.309174	16.720022	9.22%	7,992
2009	12.731433	15.309174	20.25%	8,117
2008	19.276952	12.731433	-33.96%	6,098
2007	18.246613	19.276952	5.65%	6,087
2006	15.418416	18.246613	18.34%	3,409
2005	14.746550	15.418416	4.56%	3,413
2004	13.077936	14.746550	12.76%	308
2003*	10.000000	13.077936	30.78%	2,369
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	8,266
2011	10.713597	10.334130	-3.54%	10,029
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.049407	10.110699	11.73%	399
2011*	10.000000	9.049407	-9.51%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.597116	15.280576	12.38%	19,338
2011	13.778810	13.597116	-1.32%	20,081
2010	12.400366	13.778810	11.12%	20,081
2009*	10.000000	12.400366	24.00%	245
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	112,390
2011	9.993847	9.905519	-0.88%	70,563
2010	9.085128	9.993847	10.00%	26,753
2009	7.496405	9.085128	21.19%	11,076
2008	10.870847	7.496405	-31.04%	10,102
2007	10.430613	10.870847	4.22%	7,066
2006*	10.000000	10.430613	4.31%	308

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	16,951
2011	10.682066	11.090766	3.83%	12,494
2010	10.263054	10.682066	4.08%	14,613
2009	9.318922	10.263054	10.13%	8,999
2008	10.529215	9.318922	-11.49%	3,724
2007	10.412741	10.529215	1.12%	3,724
2006*	10.000000	10.412741	4.13%	787
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	28,342
2011	11.016702	9.811580	-10.94%	17,353
2010	10.079451	11.016702	9.30%	11,442
2009	7.248531	10.079451	39.06%	8,023
2008	12.029430	7.248531	-39.74%	7,450
2007	10.712318	12.029430	12.30%	7,239
2006*	10.000000	10.712318	7.12%	9,320
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	30,426
2011	9.749596	9.125578	-6.40%	25,162
2010	8.399928	9.749596	16.07%	24,582
2009	6.163543	8.399928	36.28%	24,968
2008	11.251384	6.163543	-45.22%	18,158
2007	10.240314	11.251384	9.87%	19,162
2006*	10.000000	10.240314	2.40%	6,523
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	88,610
2011	8.313029	7.981188	-3.99%	63,953
2010	7.628096	8.313029	8.98%	12,968
2009	5.943759	7.628096	28.34%	8,471
2008	9.772893	5.943759	-39.18%	4,451
2007*	10.000000	9.772893	-2.27%	2,854
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	0
2009	10.060891	14.424560	43.37%	0
2008	14.227700	10.060891	-29.29%	92
2007	14.049499	14.227700	1.27%	99
2006	12.934751	14.049499	8.62%	899
2005	12.864955	12.934751	0.54%	904
2004	11.899285	12.864955	8.12%	891

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	89,303
2011	12.897558	13.148176	1.94%	78,132
2010	11.606439	12.897558	11.12%	64,951
2009	8.090783	11.606439	43.45%	4,916
2008	11.458925	8.090783	-29.39%	1,258
2007	11.311733	11.458925	1.30%	1,249
2006	10.414642	11.311733	8.61%	2,283
2005*	10.000000	10.414642	4.15%	1,462
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.590393	16.930563	16.04%	13,187
2011	15.245979	14.590393	-4.30%	9,929
2010	13.448093	15.245979	13.37%	8,754
2009	10.676501	13.448093	25.96%	10,100
2008	17.318324	10.676501	-38.35%	12,074
2007	18.109621	17.318324	-4.37%	12,056
2006	15.957644	18.109621	13.49%	8,349
2005	15.631642	15.957644	2.09%	3,977
2004	13.595292	15.631642	14.98%	1,059
2003*	10.000000	13.595292	35.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.518932	8.626280	14.73%	44,382
2011	8.666687	7.518932	-13.24%	16,350
2010	7.648644	8.666687	13.31%	15,401
2009	5.091966	7.648644	50.21%	3,803
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.066692	9.916587	9.37%	451
2011	9.544246	9.066692	-5.00%	451
2010	7.865745	9.544246	21.34%	800
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	14,907
2011	9.073972	8.342554	-8.06%	14,907
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	77,856
2011	10.068809	9.754944	-3.12%	91,573
2010	9.286886	10.068809	8.42%	63,665
2009	7.892680	9.286886	17.66%	18,586
2008*	10.000000	7.892680	-21.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	41,417
2011	9.652592	9.152368	-5.18%	3,816
2010	8.745895	9.652592	10.37%	3,140
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	47,393
2011	10.521626	10.478460	-0.41%	15,758
2010	10.032193	10.521626	4.88%	8,423
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	112,445
2011	9.861439	9.458397	-4.09%	53,737
2010	9.016832	9.861439	9.37%	21,221
2009	7.529554	9.016832	19.75%	8,817
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	12,270
2011	9.420558	8.819139	-6.38%	4,777
2010	8.466193	9.420558	11.27%	2,861
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	122,389
2011	10.234577	10.023566	-2.06%	112,201
2010	9.558616	10.234577	7.07%	6,914
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.436873	12.070883	5.54%	32,501
2011	10.962081	11.436873	4.33%	33,520
2010	10.454385	10.962081	4.86%	1,272
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	19,968
2011	11.908183	12.401645	4.14%	24,543
2010	11.216322	11.908183	6.17%	17,018
2009	9.809519	11.216322	14.34%	609
2008*	10.000000	9.809519	-1.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
2007	34.261585	48.845262	42.57%	0
2006	25.593427	34.261585	33.87%	0
2005	19.693802	25.593427	29.96%	0
2004	16.651616	19.693802	18.27%	1,083
2003*	10.000000	16.651616	66.52%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.736949	19.215306	14.81%	12,352
2011	22.017490	16.736949	-23.98%	7,512
2010	19.346780	22.017490	13.80%	3,561
2009	12.080137	19.346780	60.15%	1,830
2008	29.195921	12.080137	-58.62%	1,044
2007	20.442522	29.195921	42.82%	2,656
2006	15.243606	20.442522	34.11%	6,390
2005	11.715831	15.243606	30.11%	3,963
2004*	10.000000	11.715831	17.16%	4,742
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.744186	12.896769	1.20%	56,725
2011	12.099304	12.744186	5.33%	16,516
2010	11.758780	12.099304	2.90%	9,455
2009	11.660809	11.758780	0.84%	8,792
2008	11.023542	11.660809	5.78%	11,536
2007	10.476712	11.023542	5.22%	335
2006	10.323283	10.476712	1.49%	0
2005	10.179763	10.323283	1.41%	0
2004	10.038872	10.179763	1.40%	0
2003*	10.000000	10.038872	0.39%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.784317	7.676311	13.15%	23,920
2011	7.676060	6.784317	-11.62%	15,631
2010	6.917197	7.676060	10.97%	622
2009	5.441437	6.917197	27.12%	557
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	6,343
2011	8.659907	7.411512	-14.42%	879
2010	8.211043	8.659907	5.47%	1,469
2009	6.501522	8.211043	26.29%	330
2008	11.634112	6.501522	-44.12%	330
2007	10.831580	11.634112	7.41%	2,156
2006*	10.000000	10.831580	8.32%	4,964

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.975717	18.182340	13.81%	20,792
2011	16.933712	15.975717	-5.66%	22,142
2010	15.043224	16.933712	12.57%	7,772
2009	12.042687	15.043224	24.92%	4,350
2008	19.418103	12.042687	-37.98%	4,350
2007	18.663939	19.418103	4.04%	4,350
2006	16.261968	18.663939	14.77%	4,350
2005	15.342293	16.261968	5.99%	4,350
2004	13.701620	15.342293	11.97%	16,925
2003*	10.000000	13.701620	37.02%	12,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	102,748
2011	12.401429	12.286428	-0.93%	69,352
2010	11.499991	12.401429	7.84%	18,084
2009*	10.000000	11.499991	15.00%	10,592
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	12,776
2011	13.265048	12.904880	-2.72%	218
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.527245	12.937881	3.28%	110,641
2011	12.393105	12.527245	1.08%	83,053
2010	11.917943	12.393105	3.99%	29,075
2009	11.125672	11.917943	7.12%	14,265
2008	12.055724	11.125672	-7.71%	12,118
2007	11.650951	12.055724	3.47%	12,653
2006	11.175080	11.650951	4.26%	12,991
2005	11.015097	11.175080	1.45%	13,703
2004	10.718341	11.015097	2.77%	14,234
2003*	10.000000	10.718341	7.18%	15,429
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.527801	15.808117	8.81%	180,668
2011	14.799515	14.527801	-1.84%	42,344
2010	13.587725	14.799515	8.92%	52,192
2009	11.614317	13.587725	16.99%	29,539
2008	15.399414	11.614317	-24.58%	37,627
2007	14.843178	15.399414	3.75%	36,218
2006	13.573482	14.843178	9.35%	36,218
2005	13.120388	13.573482	3.45%	58,441
2004	12.197676	13.120388	7.56%	60,741
2003*	10.000000	12.197676	21.98%	39,258

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.500648	17.315454	11.71%	47,754
2011	16.127159	15.500648	-3.88%	83,581
2010	14.554604	16.127159	10.80%	64,650
2009	11.915016	14.554604	22.15%	53,583
2008	17.685357	11.915016	-32.63%	48,533
2007	16.967720	17.685357	4.23%	52,467
2006	15.084471	16.967720	12.48%	54,963
2005	14.345619	15.084471	5.15%	56,656
2004	13.032501	14.345619	10.08%	69,316
2003*	10.000000	13.032501	30.33%	14,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.696059	14.530234	6.09%	40,191
2011	13.664709	13.696059	0.23%	47,578
2010	12.823011	13.664709	6.56%	782
2009	11.398289	12.823011	12.50%	23,996
2008	13.662752	11.398289	-16.57%	24,356
2007	13.144366	13.662752	3.94%	25,604
2006	12.344849	13.144366	6.48%	13,022
2005	12.030792	12.344849	2.61%	13,822
2004	11.432830	12.030792	5.23%	14,567
2003*	10.000000	11.432830	14.33%	15,348
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.143632	15.284154	16.29%	32,836
2011	13.726542	13.143632	-4.25%	32,281
2010	12.880958	13.726542	6.56%	50,029
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.250791	23.360061	15.35%	16,221
2011	21.159631	20.250791	-4.30%	12,199
2010	17.073555	21.159631	23.93%	12,966
2009	12.713568	17.073555	34.29%	10,167
2008	20.377307	12.713568	-37.61%	10,315
2007	19.294289	20.377307	5.61%	8,694
2006	17.878889	19.294289	7.92%	7,994
2005	16.240650	17.878889	10.09%	14,504
2004	14.290151	16.240650	13.65%	13,814
2003*	10.000000	14.290151	42.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.899405	9.720735	-1.80%	217,586
2011	10.080348	9.899405	-1.80%	146,959
2010	10.265103	10.080348	-1.80%	82,009
2009	10.448876	10.265103	-1.76%	23,625
2008	10.426279	10.448876	0.22%	10,714
2007	10.132810	10.426279	2.90%	23,862
2006	9.870853	10.132810	2.65%	9,775
2005	9.790082	9.870853	0.83%	44,769
2004	9.889293	9.790082	-1.00%	10,220
2003*	10.000000	9.889293	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.506993	14.888032	10.22%	20,397
2011	13.031001	13.506993	3.65%	13,406
2010	11.999350	13.031001	8.60%	6,386
2009	9.824098	11.999350	22.14%	4,032
2008	12.095722	9.824098	-18.78%	0
2007	11.774087	12.095722	2.73%	4,464
2006	11.436003	11.774087	2.96%	4,608
2005	11.396583	11.436003	0.35%	4,793
2004	10.893681	11.396583	4.62%	1,378
2003*	10.000000	10.893681	8.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.021231	9.098988	13.44%	4,391
2011	9.037755	8.021231	-11.25%	2,752
2010	8.086870	9.037755	11.76%	2,724
2009	6.050429	8.086870	33.66%	766
2008*	10.000000	6.050429	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
2007	21.356427	21.537850	0.85%	0
2006	17.766611	21.356427	20.21%	0
2005	16.183856	17.766611	9.78%	0
2004	13.733726	16.183856	17.84%	1,469
2003*	10.000000	13.733726	37.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.694699	9.984728	14.84%	621
2011	10.590722	8.694699	-17.90%	1,026
2010	10.188621	10.590722	3.95%	1,134
2009	8.012406	10.188621	27.16%	1,157
2008	15.237873	8.012406	-47.42%	1,267
2007	15.111008	15.237873	0.84%	7,570
2006	12.570579	15.111008	20.21%	2,468
2005	11.449228	12.570579	9.79%	3,223
2004*	10.000000	11.449228	14.49%	520
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.592706	9.799546	14.04%	27,182
2011	9.042175	8.592706	-4.97%	10,451
2010	7.981912	9.042175	13.28%	9,184
2009	6.283783	7.981912	27.02%	5,025
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	20,924
2011	8.688406	8.012466	-7.78%	22,121
2010	7.847341	8.688406	10.72%	18,370
2009	6.271938	7.847341	25.12%	4,992
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.981908	10.111494	12.58%	6,221
2011	9.572291	8.981908	-6.17%	5,905
2010	7.707532	9.572291	24.19%	4,842
2009	6.194427	7.707532	24.43%	4,338
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	4,225
2011	10.048939	9.639322	-4.08%	4,835
2010	8.553700	10.048939	17.48%	2,656
2009	6.676263	8.553700	28.12%	1,873
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.759512	15.280298	11.05%	10,862
2011	14.132927	13.759512	-2.64%	10,646
2010	11.503780	14.132927	22.85%	9,973
2009	9.210609	11.503780	24.90%	433
2008	17.544321	9.210609	-47.50%	0
2007	16.317444	17.544321	7.52%	998
2006	16.134121	16.317444	1.14%	0
2005	15.249341	16.134121	5.80%	1,231
2004	13.721857	15.249341	11.13%	3,094
2003*	10.000000	13.721857	37.22%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.208436	22.691833	18.13%	579
2011	20.688034	19.208436	-7.15%	931
2010	16.657048	20.688034	24.20%	1,050
2009	13.477173	16.657048	23.59%	790
2008	20.272848	13.477173	-33.52%	1,921
2007	22.255469	20.272848	-8.91%	72
2006	19.353450	22.255469	14.99%	75
2005	19.173862	19.353450	0.94%	1,077
2004	16.688734	19.173862	14.89%	3,270
2003*	10.000000	16.688734	66.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.697175	21.155476	13.15%	3,696
2011	20.212173	18.697175	-7.50%	1,929
2010	16.468562	20.212173	22.73%	1,753
2009	12.475251	16.468562	32.01%	2,133
2008	20.608770	12.475251	-39.47%	3,827
2007	20.598389	20.608770	0.05%	2,395
2006	18.769168	20.598389	9.75%	1,275
2005	17.063461	18.769168	10.00%	0
2004	14.628336	17.063461	16.65%	3,458
2003*	10.000000	14.628336	46.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.545453	15.142923	11.79%	1,673
2011	13.741266	13.545453	-1.42%	1,800
2010	12.358728	13.741266	11.19%	2,306
2009	10.023574	12.358728	23.30%	2,332
2008	17.482313	10.023574	-42.66%	2,397
2007	16.501933	17.482313	5.94%	1,999
2006	14.817828	16.501933	11.37%	2,168
2005	14.096285	14.817828	5.12%	2,323
2004	13.105211	14.096285	7.56%	0
2003*	10.000000	13.105211	31.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.477882	10.757084	13.50%	27,966
2011	9.093061	9.477882	4.23%	11,531
2010	7.132550	9.093061	27.49%	6,511
2009	5.565185	7.132550	28.16%	3,639
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	32,214
2011	10.392235	10.338148	-0.52%	8,885
2010	10.332676	10.392235	0.58%	6,405
2009	9.823638	10.332676	5.18%	701
2008*	10.000000	9.823638	-1.76%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	3,590
2011	13.448274	11.565412	-14.00%	1,494
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.034926	10.307634	2.72%	4,213
2011	10.188937	10.034926	-1.51%	4,512
2010	9.854848	10.188937	3.39%	4,310
2009	8.855318	9.854848	11.29%	2,804
2008	10.416482	8.855318	-14.99%	2,804
2007	10.125323	10.416482	2.88%	1,168
2006	9.894639	10.125323	2.33%	0
2005	9.932152	9.894639	-0.38%	0
2004	10.036005	9.932152	-1.03%	9,612
2003*	10.000000	10.036005	0.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.522061	13.380830	6.86%	2,025
2011	12.887809	12.522061	-2.84%	1,972
2010	10.972088	12.887809	17.46%	2,119
2009	9.102129	10.972088	20.54%	2,338
2008	15.314432	9.102129	-40.57%	3,680
2007	15.516839	15.314432	-1.30%	1,008
2006	15.012087	15.516839	3.36%	2,352
2005	14.855998	15.012087	1.05%	2,788
2004	13.522216	14.855998	9.86%	1,319
2003*	10.000000	13.522216	35.22%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	726
2009	10.013252	12.923170	29.06%	659
2008	16.838934	10.013252	-40.54%	659
2007	15.936002	16.838934	5.67%	0
2006	14.271672	15.936002	11.66%	0
2005	13.599927	14.271672	4.94%	0
2004	12.225637	13.599927	11.24%	0
2003*	10.000000	12.225637	22.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.659277	15.035881	18.77%	22,223
2011	14.087322	12.659277	-10.14%	21,243
2010	12.402160	14.087322	13.59%	9,905
2009	9.061175	12.402160	36.87%	7,874
2008	15.468733	9.061175	-41.42%	3,556
2007	14.853903	15.468733	4.14%	3,864
2006	12.883737	14.853903	15.29%	11,507
2005	11.503272	12.883737	12.00%	9,416
2004*	10.000000	11.503272	15.03%	4,797
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.397365	23.038040	18.77%	721
2011	21.593622	19.397365	-10.17%	721
2010	19.004772	21.593622	13.62%	721
2009	13.887705	19.004772	36.85%	721
2008	23.701973	13.887705	-41.41%	721
2007	22.755050	23.701973	4.16%	721
2006	19.742872	22.755050	15.26%	721
2005	17.625493	19.742872	12.01%	721
2004	15.098167	17.625493	16.74%	721
2003*	10.000000	15.098167	50.98%	721
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.142487	1.42%	3,128
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.150389	16.203001	14.51%	3,696
2011	14.454684	14.150389	-2.11%	3,625
2010	12.708267	14.454684	13.74%	4,863
2009	10.110795	12.708267	25.69%	4,704
2008	16.776556	10.110795	-39.73%	3,681
2007	16.404704	16.776556	2.27%	4,187
2006	14.556268	16.404704	12.70%	2,042
2005	14.017578	14.556268	3.84%	392
2004	13.078404	14.017578	7.18%	743
2003*	10.000000	13.078404	30.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.643856	22.697960	15.55%	7,619
2011	20.491527	19.643856	-4.14%	5,461
2010	16.957145	20.491527	20.84%	1,595
2009	12.615191	16.957145	34.42%	2,556
2008	20.722098	12.615191	-39.12%	73
2007	21.401986	20.722098	-3.18%	78
2006	19.007120	21.401986	12.60%	82
2005	17.640670	19.007120	7.75%	85
2004	15.072953	17.640670	17.04%	2,570
2003*	10.000000	15.072953	50.73%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.588592	5.89%	38,114
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	9,448
2011	11.636134	12.388995	6.47%	10,131
2010	10.834026	11.636134	7.40%	5,524
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	112,261
2011	11.272539	11.181746	-0.81%	20,704
2010	10.913226	11.272539	3.29%	8,672
2009*	10.000000	10.913226	9.13%	2,095
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.970403	10.720627	7.52%	103,510
2011*	10.000000	9.970403	-0.30%	19,479
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.732797	13.725967	16.99%	1
2011	12.528965	11.732797	-6.35%	1
2010	11.154656	12.528965	12.32%	1
2009	8.750441	11.154656	27.48%	1
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	4,496
2006	13.841360	15.755685	13.83%	5,110
2005	13.394064	13.841360	3.34%	6,458
2004	12.275514	13.394064	9.11%	7,782
2003*	10.000000	12.275514	22.76%	355
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0
2005	14.427990	15.897319	10.18%	0
2004	12.644552	14.427990	14.10%	0
2003*	10.000000	12.644552	26.45%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
2005	12.079069	12.537566	3.80%	0
2004	11.711064	12.079069	3.14%	0
2003*	10.000000	11.711064	17.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	17,819
2011	10.509110	11.392176	8.40%	8,117
2010*	10.000000	10.509110	5.09%	757
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.348781	12.168491	7.22%	4,427
2011	10.963809	11.348781	3.51%	4,619
2010	10.448159	10.963809	4.94%	6,644
2009	9.727192	10.448159	7.41%	6,929
2008	11.062118	9.727192	-12.07%	7,390
2007	10.707238	11.062118	3.31%	6,929
2006	10.528053	10.707238	1.70%	7,981
2005	10.314724	10.528053	2.07%	9,440
2004	10.092718	10.314724	2.20%	10,996
2003*	10.000000	10.092718	0.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
2007	16.251803	16.978141	4.47%	0
2006	14.935322	16.251803	8.81%	0
2005	13.562397	14.935322	10.12%	0
2004	12.546417	13.562397	8.10%	2,872
2003*	10.000000	12.546417	25.46%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.702966	-2.97%	9,678
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	8,221

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.062138	15.954536	5.92%	13,836
2011	16.076701	15.062138	-6.31%	11,734
2010	12.913770	16.076701	24.49%	9,188
2009	8.615146	12.913770	49.90%	907

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	0
2011	12.396085	13.596485	9.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	0
2011	13.911364	13.539412	-2.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	0
2011	20.555092	20.289105	-1.29%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	0
2011	14.668947	14.631439	-0.26%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	0
2011	14.833045	15.831612	6.73%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.302288	13.214717	7.42%	0
2011	12.288936	12.302288	0.11%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	0
2011	14.596869	14.421183	-1.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	0
2011	14.858393	14.579335	-1.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	0
2011	12.433559	13.062768	5.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	0
2011	25.955059	22.710878	-12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	0
2011	12.848501	10.418061	-18.92%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	0
2011	21.480554	20.291086	-5.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.066145	16.732232	11.06%	0
2011	18.242930	15.066145	-17.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.321554	14.306550	16.11%	0
2011	14.054310	12.321554	-12.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	0
2011	16.058119	15.630919	-2.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
2011	10.304278	8.945515	-13.19%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.703580	-2.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	0
2011	18.689987	17.071424	-8.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.471888	16.573159	14.52%	0
2011	14.689734	14.471888	-1.48%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	0
2011	16.653081	16.269377	-2.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	0
2011	12.860404	13.103626	1.89%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	0
2011	15.184938	14.524582	-4.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	0
2011	21.942915	16.671772	-24.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	0
2011	14.740247	14.462282	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	0
2011	13.610050	13.634356	0.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	0
2011	21.074937	20.159477	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	0
2011	10.039796	9.854573	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	0
2011	12.978836	13.446101	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	0
2011	10.554825	8.660822	-17.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	0
2011	20.605213	19.121810	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.989651	10.255879	2.67%	0
2011	10.148128	9.989651	-1.56%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.465616	13.313697	6.80%	0
2011	12.836225	12.465616	-2.89%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	0
2011	14.039617	12.609991	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	0
2011	14.396821	14.086578	-2.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	0
2011	20.409488	19.555273	-4.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.699657	-3.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	0
2011	16.026653	15.007617	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.243532	16.381751	15.01%	4,792
2011	13.687916	14.243532	4.06%	12,430
2010	12.369671	13.687916	10.66%	10,378
2009	10.477260	12.369671	18.06%	7,707
2008	18.009437	10.477260	-41.82%	7,707
2007	17.509150	18.009437	2.86%	7,707
2006	15.256160	17.509150	14.77%	10,754
2005	14.867466	15.256160	2.61%	12,411
2004	13.626250	14.867466	9.11%	12,500
2003*	10.000000	13.626250	36.26%	12,572
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.718578	22.915589	16.21%	1,931
2011	21.996364	19.718578	-10.36%	1,931
2010	17.712365	21.996364	24.19%	1,931
2009	12.656476	17.712365	39.95%	0
2008	20.080310	12.656476	-36.97%	903
2007	20.163377	20.080310	-0.41%	903
2006	17.996918	20.163377	12.04%	1,660
2005	17.203603	17.996918	4.61%	1,660
2004	14.727543	17.203603	16.81%	1,660
2003*	10.000000	14.727543	47.28%	1,660
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.113035	1.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.534298	14.257120	5.34%	456
2011	12.345662	13.534298	9.63%	456
2010	11.971868	12.345662	3.12%	456
2009	11.072684	11.971868	8.12%	456
2008	11.469347	11.072684	-3.46%	1,416
2007	10.678841	11.469347	7.40%	1,416
2006	10.715015	10.678841	-0.34%	1,029
2005	10.753920	10.715015	-0.36%	456
2004	10.360197	10.753920	3.80%	1,767
2003*	10.000000	10.360197	3.60%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.167580	15.907058	12.28%	91
2011	14.040284	14.167580	0.91%	88
2010	12.569760	14.040284	11.70%	92
2009	10.879530	12.569760	15.54%	91
2008	16.991635	10.879530	-35.97%	83
2007	17.397983	16.991635	-2.34%	0
2006	15.181408	17.397983	14.60%	1,816
2005	14.805759	15.181408	2.54%	1,986
2004	13.406642	14.805759	10.44%	351
2003*	10.000000	13.406642	34.07%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.493507	15.384498	14.01%	0
2011	13.871247	13.493507	-2.72%	0
2010	11.884456	13.871247	16.72%	0
2009	9.333144	11.884456	27.34%	0
2008	12.603032	9.333144	-25.95%	0
2007	13.167878	12.603032	-4.29%	0
2006	11.164123	13.167878	17.95%	0
2005*	10.000000	11.164123	11.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.238163	13.201631	7.87%	2,582
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	847
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.197605	22.931911	13.54%	0
2011	20.472792	20.197605	-1.34%	0
2010	16.585419	20.472792	23.44%	0
2009	13.522499	16.585419	22.65%	0
2008	19.953186	13.522499	-32.23%	303
2007	20.475926	19.953186	-2.55%	303
2006	18.242482	20.475926	12.24%	191
2005	17.340425	18.242482	5.20%	0
2004	14.502323	17.340425	19.57%	541
2003*	10.000000	14.502323	45.02%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0
2010	13.002769	14.610202	12.36%	0
2009	10.515790	13.002769	23.65%	0
2008	17.102642	10.515790	-38.51%	0
2007	16.606789	17.102642	2.99%	0
2006	14.693228	16.606789	13.02%	0
2005	14.341131	14.693228	2.46%	1,303
2004	13.247418	14.341131	8.26%	4,194
2003*	10.000000	13.247418	32.47%	1,352
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.760197	17.027376	8.04%	480
2011	14.773644	15.760197	6.68%	480
2010	13.090190	14.773644	12.86%	480
2009	10.916979	13.090190	19.91%	480
2008	15.835261	10.916979	-31.06%	2,183
2007	15.108418	15.835261	4.81%	2,183
2006	13.252291	15.108418	14.01%	1,729
2005	12.973992	13.252291	2.15%	480
2004	12.619952	12.973992	2.81%	3,710
2003*	10.000000	12.619952	26.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	0
2005	14.954456	15.486336	3.56%	0
2004	13.727773	14.954456	8.94%	0
2003*	10.000000	13.727773	37.28%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.025410	14.058509	7.93%	467
2011	14.051238	13.025410	-7.30%	467
2010	12.674512	14.051238	10.86%	467
2009	11.406802	12.674512	11.11%	467
2008	16.532909	11.406802	-31.01%	467
2007	15.372699	16.532909	7.55%	467
2006	13.533690	15.372699	13.59%	467
2005	13.565101	13.533690	-0.23%	467
2004	12.909925	13.565101	5.07%	467
2003*	10.000000	12.909925	29.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.246801	13.148399	7.36%	2,685
2011	12.239736	12.246801	0.06%	0
2010	11.522442	12.239736	6.23%	0
2009	9.775256	11.522442	17.87%	0
2008	10.778693	9.775256	-9.31%	0
2007	10.451360	10.778693	3.13%	0
2006	10.251388	10.451360	1.95%	356
2005	10.347262	10.251388	-0.93%	356
2004	10.208760	10.347262	1.36%	674
2003*	10.000000	10.208760	2.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
2010	10.879123	12.011480	10.41%	0
2009	8.946637	10.879123	21.60%	0
2008	12.187475	8.946637	-26.59%	0
2007	11.459629	12.187475	6.35%	0
2006	10.659740	11.459629	7.50%	0
2005*	10.000000	10.659740	6.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0
2010	10.775514	12.085604	12.16%	0
2009	8.544816	10.775514	26.11%	0
2008	12.962220	8.544816	-34.08%	0
2007	12.016865	12.962220	7.87%	0
2006	10.965440	12.016865	9.59%	0
2005*	10.000000	10.965440	9.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0
2008	13.486807	8.179923	-39.35%	0
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
2005*	10.000000	11.172924	11.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	1,146
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	117
2008	21.809443	9.754586	-55.27%	165
2007	15.266216	21.809443	42.86%	165
2006	13.343898	15.266216	14.41%	916
2005*	10.000000	13.343898	33.44%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.356092	16.484547	14.83%	2,453
2011	14.538381	14.356092	-1.25%	2,454
2010	12.896015	14.538381	12.74%	2,455
2009	10.121211	12.896015	27.42%	2,452
2008	18.041852	10.121211	-43.90%	3,610
2007	18.162116	18.041852	-0.66%	3,523
2006	15.436486	18.162116	17.66%	3,218
2005	14.904344	15.436486	3.57%	4,552
2004	13.658630	14.904344	9.12%	4,940
2003*	10.000000	13.658630	36.59%	1,833

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.513585	16.287778	12.22%	593
2011	14.798905	14.513585	-1.93%	9,294
2010	12.179100	14.798905	21.51%	7,951
2009	9.701850	12.179100	25.53%	7,951
2008	18.770011	9.701850	-48.31%	8,258
2007	15.107734	18.770011	24.24%	8,258
2006	14.449853	15.107734	4.55%	8,688
2005	13.960697	14.449853	3.50%	8,688
2004	13.800194	13.960697	1.16%	8,688
2003*	10.000000	13.800194	38.00%	8,688
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.003819	13.470981	3.59%	2,611
2011	12.383743	13.003819	5.01%	0
2010	11.737617	12.383743	5.50%	0
2009	10.361987	11.737617	13.28%	0
2008	10.941424	10.361987	-5.30%	0
2007	10.716787	10.941424	2.10%	0
2006	10.489860	10.716787	2.16%	0
2005	10.493632	10.489860	-0.04%	0
2004	10.266703	10.493632	2.21%	0
2003*	10.000000	10.266703	2.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.608391	25.407524	12.38%	2,665
2011	25.851085	22.608391	-12.54%	2,665
2010	20.495432	25.851085	26.13%	4,266
2009	14.949542	20.495432	37.10%	2,392
2008	25.233984	14.949542	-40.76%	1,575
2007	22.304255	25.233984	13.14%	1,575
2006	20.226375	22.304255	10.27%	2,953
2005	17.469531	20.226375	15.78%	3,565
2004	14.285435	17.469531	22.29%	6,262
2003*	10.000000	14.285435	42.85%	1,728
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.477071	18.276317	18.09%	1,298
2011	19.085994	15.477071	-18.91%	1,298
2010	17.243147	19.085994	10.69%	1,298
2009	13.925774	17.243147	23.82%	1,298
2008	25.331974	13.925774	-45.03%	1,298
2007	22.062847	25.331974	14.82%	1,298
2006	19.095216	22.062847	15.54%	1,298
2005	16.386129	19.095216	16.53%	1,298
2004	10.740847	16.386129	11.16%	1,298
2003*	10.000000	14.740847	47.41%	896

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.377434	12.261639	18.16%	0
2011	12.804929	10.377434	-18.96%	0
2010	11.568911	12.804929	10.68%	0
2009	9.344712	11.568911	23.80%	0
2008	16.994351	9.344712	-45.01%	1,233
2007	14.800306	16.994351	14.82%	1,233
2006	12.805159	14.800306	15.58%	718
2005	10.992242	12.805159	16.49%	0
2004*	10.000000	10.992242	9.92%	2,264
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.844621	22.242473	24.65%	67
2011	19.996905	17.844621	-10.76%	70
2010	16.134375	19.996905	23.94%	66
2009	10.465552	16.134375	54.17%	69
2008	21.900932	10.465552	-52.21%	81
2007	21.175246	21.900932	3.43%	0
2006	18.605749	21.175246	13.81%	0
2005	18.515721	18.605749	0.49%	0
2004	16.579749	18.515721	11.68%	0
2003*	10.000000	16.579749	65.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.121426	17.706096	9.83%	464
2011	15.502967	16.121426	3.99%	464
2010	13.098837	15.502967	18.35%	464
2009	11.378953	13.098837	15.11%	464
2008	15.911706	11.378953	-28.49%	1,354
2007	16.669638	15.911706	-4.55%	1,354
2006	14.507449	16.669638	14.90%	1,703
2005	14.297719	14.507449	1.47%	1,068
2004	13.130408	14.297719	8.89%	2,661
2003*	10.000000	13.130408	31.30%	655

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.199535	23.458456	16.13%	0
2011	21.394517	20.199535	-5.59%	0
2010	17.008342	21.394517	25.79%	0
2009	13.423922	17.008342	26.70%	0
2008	20.429698	13.423922	-34.29%	674
2007	21.335411	20.429698	-4.25%	674
2006	18.590572	21.335411	14.76%	811
2005	17.422161	18.590572	6.71%	295
2004	14.351480	17.422161	21.40%	3,829
2003*	10.000000	14.351480	43.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.015076	16.666999	11.00%	0
2011	18.190345	15.015076	-17.46%	614
2010	15.778846	18.190345	15.28%	1,899
2009	9.316981	15.778846	69.36%	1,322
2008	20.068122	9.316981	-53.57%	0
2007	15.896831	20.068122	26.24%	0
2006	12.642722	15.896831	25.74%	0
2005*	10.000000	12.642722	26.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.049577	19.774372	15.98%	2,736
2011	19.447513	17.049577	-12.33%	5,584
2010	18.286583	19.447513	6.35%	5,793
2009	13.602152	18.286583	34.44%	3,744
2008	23.256678	13.602152	-41.51%	3,744
2007	20.535305	23.256678	13.25%	3,744
2006	17.235606	20.535305	19.14%	5,807
2005	15.946817	17.235606	8.08%	6,014
2004	13.714467	15.946817	16.28%	8,464
2003*	10.000000	13.714467	37.14%	5,373

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.273577	14.243574	16.05%	0
2011	14.006712	12.273577	-12.37%	2,194
2010	13.170555	14.006712	6.35%	0
2009	9.785628	13.170555	34.59%	0
2008	16.735247	9.785628	-41.53%	990
2007	14.778401	16.735247	13.24%	990
2006	12.402111	14.778401	19.16%	1,121
2005	11.478526	12.402111	8.05%	483
2004*	10.000000	11.478526	14.79%	2,266
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.577913	17.582766	12.87%	2,063
2011	16.011817	15.577913	-2.71%	0
2010	14.269852	16.011817	12.21%	679
2009	12.255983	14.269852	16.43%	278
2008	11.763237	12.255983	4.19%	0
2007	10.800672	11.763237	8.91%	0
2006	9.756257	10.800672	10.71%	0
2005*	10.000000	9.756257	-2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.181477	1.81%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.940211	10.000877	11.86%	0
2011	10.303414	8.940211	-13.23%	0
2010*	10.000000	10.303414	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.027212	0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
2007	13.965464	15.107969	8.18%	0
2006	12.892454	13.965464	8.32%	0
2005	12.206327	12.892454	5.62%	0
2004	11.489832	12.206327	6.24%	0
2003*	10.000000	11.489832	14.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.994419	20.648287	21.50%	0
2011	18.615134	16.994419	-8.71%	0
2010	17.820786	18.615134	4.46%	0
2009	12.441048	17.820786	43.24%	200
2008	22.773483	12.441048	-45.37%	219
2007	16.991824	22.773483	34.03%	219
2006	15.873002	16.991824	7.05%	0
2005	14.374535	15.873002	10.42%	0
2004	12.421034	14.374535	15.73%	0
2003*	10.000000	12.421034	24.21%	1,312
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
2006	21.624889	31.107912	43.85%	0
2005	16.706250	21.624889	29.44%	0
2004	14.348466	16.706250	16.43%	0
2003*	10.000000	14.348466	43.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.406564	16.489921	14.46%	2,760
2011	14.630872	14.406564	-1.53%	2,760
2010	13.298107	14.630872	10.02%	2,760
2009	9.745545	13.298107	36.45%	0
2008	15.764287	9.745545	-38.18%	0
2007	14.475374	15.764287	8.90%	0
2006	13.750579	14.475374	5.27%	2,349
2005	13.447732	13.750579	2.25%	2,663
2004	12.578028	13.447732	6.91%	2,706
2003*	10.000000	12.578028	25.78%	2,733
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.196003	18.410922	13.68%	0
2011	16.586416	16.196003	-2.35%	0
2010	15.202306	16.586416	9.10%	0
2009	12.655437	15.202306	20.12%	0
2008	19.181453	12.655437	-34.02%	0
2007	18.174822	19.181453	5.54%	0
2006	15.373351	18.174822	18.22%	0
2005	14.718395	15.373351	4.45%	327
2004	13.066273	14.718395	12.64%	371
2003*	10.000000	13.066273	30.66%	398
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	3,016
2011	10.706363	10.316656	-3.64%	3,806
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.043284	10.093554	11.61%	0
2011*	10.000000	9.043284	-9.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.560253	15.223591	12.27%	96
2011	13.755440	13.560253	-1.42%	94
2010	12.391945	13.755440	11.00%	94
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.848461	11.179298	13.51%	3,136
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	4,350
2009	9.293622	10.224777	10.02%	4,350
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	4,941
2010	10.041819	10.964407	9.19%	5,071
2009	7.228832	10.041819	38.91%	5,601
2008	12.009005	7.228832	-39.80%	3,878
2007	10.705080	12.009005	12.18%	3,878
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	632
2008	11.232271	6.146783	-45.28%	383
2007	10.233395	11.232271	9.76%	383
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	8,616
2009	5.933653	7.607377	28.21%	8,616
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.194358	18.198416	12.38%	691
2011	15.900227	16.194358	1.85%	691
2010	14.323849	15.900227	11.01%	691
2009	10.000827	14.323849	43.23%	691
2008	14.157191	10.000827	-29.36%	691
2007	13.994206	14.157191	1.16%	691
2006	12.896942	13.994206	8.51%	691
2005	12.840387	12.896942	0.44%	691
2004	11.888673	12.840387	8.01%	691
2003*	10.000000	11.888673	18.89%	691

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.059216	14.694713	12.52%	2,486
2011	12.823332	13.059216	1.84%	3,234
2010	11.551411	12.823332	11.01%	856
2009	8.060617	11.551411	43.31%	362
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.459057	16.761045	15.92%	342
2011	15.124134	14.459057	-4.40%	342
2010	13.354195	15.124134	13.25%	342
2009	10.612760	13.354195	25.83%	342
2008	17.232540	10.612760	-38.41%	342
2007	18.038387	17.232540	-4.47%	342
2006	15.911026	18.038387	13.37%	342
2005	15.601811	15.911026	1.98%	936
2004	13.583167	15.601811	14.86%	4,244
2003*	10.000000	13.583167	35.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	2,621
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	353
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	1,914
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.709347	31.799987	14.76%	278
2011	36.491335	27.709347	-24.07%	278
2010	32.090935	36.491335	13.71%	278
2009	20.058004	32.090935	59.99%	278
2008	48.603481	20.058004	-58.73%	278
2007	34.126891	48.603481	42.42%	278
2006	25.518716	34.126891	33.73%	278
2005	19.656249	25.518716	29.82%	278
2004	16.636793	19.656249	18.15%	278
2003*	10.000000	16.636793	66.37%	278
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.606813	19.046444	14.69%	0
2011	21.868555	16.606813	-24.06%	0
2010	19.235464	21.868555	13.69%	411
2009	12.022868	19.235464	59.99%	143
2008	29.087277	12.022868	-58.67%	439
2007	20.387298	29.087277	42.67%	439
2006	15.217878	20.387298	33.97%	418
2005	11.707931	15.217878	29.98%	1,334
2004*	10.000000	11.707931	17.08%	808
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.629525	12.767690	1.09%	0
2011	12.002636	12.629525	5.22%	0
2010	11.676717	12.002636	2.79%	0
2009	11.591228	11.676717	0.74%	0
2008	10.968931	11.591228	5.67%	0
2007	10.435493	10.968931	5.11%	0
2006	10.293118	10.435493	1.38%	0
2005	10.160331	10.293118	1.31%	0
2004	10.029912	10.160331	1.30%	0
2003*	10.000000	10.029912	0.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.831952	18.000330	13.70%	0
2011	16.798410	15.831952	-5.75%	0
2010	14.938226	16.798410	12.45%	0
2009	11.970822	14.938226	24.79%	0
2008	19.321952	11.970822	-38.05%	0
2007	18.590551	19.321952	3.93%	0
2006	16.214476	18.590551	14.65%	0
2005	15.313030	16.214476	5.89%	690
2004	13.689404	15.313030	11.86%	13,374
2003*	10.000000	13.689404	36.89%	2,023
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.414523	12.808368	3.17%	0
2011	12.294075	12.414523	0.98%	0
2010	11.834748	12.294075	3.88%	0
2009	11.059266	11.834748	7.01%	0
2008	11.995994	11.059266	-7.81%	0
2007	11.605099	11.995994	3.37%	0
2006	11.142419	11.605099	4.15%	0
2005	10.994065	11.142419	1.35%	0
2004	10.708779	10.994065	2.66%	1,464
2003*	10.000000	10.708779	7.09%	1,524
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.397048	15.649848	8.70%	893
2011	14.681233	14.397048	-1.94%	893
2010	13.492861	14.681233	8.81%	893
2009	11.544996	13.492861	16.87%	0
2008	15.323115	11.544996	-24.66%	0
2007	14.784773	15.323115	3.64%	534
2006	13.533804	14.784773	9.24%	1,322
2005	13.095335	13.533804	3.35%	2,177
2004	12.186797	13.095335	7.46%	2,403
2003*	10.000000	12.186797	21.87%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.361157	17.142124	11.59%	8,516
2011	15.998294	15.361157	-3.98%	8,745
2010	14.453011	15.998294	10.69%	8,858
2009	11.843910	14.453011	22.03%	9,400
2008	17.597773	11.843910	-32.70%	10,276
2007	16.900988	17.597773	4.12%	11,091
2006	15.040415	16.900988	12.37%	11,911
2005	14.318239	15.040415	5.04%	13,024
2004	13.020880	14.318239	9.96%	32,452
2003*	10.000000	13.020880	30.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.572810	14.384780	5.98%	0
2011	13.555512	13.572810	0.13%	0
2010	12.733498	13.555512	6.46%	0
2009	11.330274	12.733498	12.38%	0
2008	13.595082	11.330274	-16.66%	0
2007	13.092663	13.595082	3.84%	0
2006	12.308781	13.092663	6.37%	0
2005	12.007837	12.308781	2.51%	0
2004	11.422629	12.007837	5.12%	0
2003*	10.000000	11.422629	14.23%	3,248
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.108013	15.227174	16.17%	607
2011	13.703267	13.108013	-4.34%	607
2010	12.872203	13.703267	6.46%	3,374
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.068510	23.126160	15.24%	892
2011	20.990505	20.068510	-4.39%	1,515
2010	16.954335	20.990505	23.81%	892
2009	12.637660	16.954335	34.16%	892
2008	20.276352	12.637660	-37.67%	1,416
2007	19.218377	20.276352	5.51%	1,416
2006	17.826650	19.218377	7.81%	1,233
2005	16.209651	17.826650	9.98%	1,464
2004	14.277420	16.209651	13.53%	2,471
2003*	10.000000	14.277420	42.77%	1,515

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.809916	9.623025	-1.91%	6,552
2011	9.999381	9.809916	-1.89%	8,170
2010	10.193034	9.999381	-1.90%	8,170
2009	10.386092	10.193034	-1.86%	6,503
2008	10.374196	10.386092	0.11%	4,884
2007	10.092529	10.374196	2.79%	3,963
2006	9.841607	10.092529	2.55%	3,963
2005	9.770998	9.841607	0.72%	0
2004	9.880078	9.770998	-1.10%	0
2003*	10.000000	9.880078	-1.20%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.385466	14.739016	10.11%	2,466
2011	12.926876	13.385466	3.55%	3,135
2010	11.915595	12.926876	8.49%	3,140
2009	9.765464	11.915595	22.02%	3,177
2008	12.035787	9.765464	-18.86%	1,636
2007	11.727753	12.035787	2.63%	1,690
2006	11.402579	11.727753	2.85%	1,317
2005	11.374821	11.402579	0.24%	721
2004	10.883959	11.374821	4.51%	2,277
2003*	10.000000	10.883959	8.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	333
2008*	10.000000	6.046307	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
2006	17.718460	21.276929	20.08%	0
2005	16.156405	17.718460	9.67%	0
2004	13.724397	16.156405	17.72%	0
2003*	10.000000	13.724397	37.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.627059	9.896942	14.72%	0
2011	10.519041	8.627059	-17.99%	0
2010	10.129981	10.519041	3.84%	0
2009	7.974416	10.129981	27.03%	0
2008	15.181140	7.974416	-47.47%	0
2007	15.070189	15.181140	0.74%	0
2006	12.549364	15.070189	20.09%	2,511
2005	11.441520	12.549364	9.68%	3,319
2004*	10.000000	11.441520	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	653
2011	8.664819	7.982597	-7.87%	653
2010	7.834012	8.664819	10.61%	653
2009	6.267659	7.834012	24.99%	653
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	274
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.635678	15.127310	10.94%	290
2011	14.019988	13.635678	-2.74%	2,928
2010	11.423473	14.019988	22.73%	3,122
2009	9.155626	11.423473	24.77%	3,122
2008	17.457427	9.155626	-47.55%	3,122
2007	16.253267	17.457427	7.41%	3,122
2006	16.087013	16.253267	1.03%	3,406
2005	15.220250	16.087013	5.69%	3,406
2004	13.709636	15.220250	11.02%	3,406
2003*	10.000000	13.709636	37.10%	3,406

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.035527	22.464619	18.01%	262
2011	20.522673	19.035527	-7.25%	2,581
2010	16.540743	20.522673	24.07%	2,751
2009	13.396714	16.540743	23.47%	2,751
2008	20.172428	13.396714	-33.59%	2,751
2007	22.167952	20.172428	-9.00%	2,751
2006	19.296940	22.167952	14.88%	3,000
2005	19.137305	19.296940	0.83%	3,000
2004	16.673885	19.137305	14.77%	3,000
2003*	10.000000	16.673885	66.74%	3,000
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	653
2010	16.353562	20.050607	22.61%	0
2009	12.400766	16.353562	31.88%	0
2008	20.506677	12.400766	-39.53%	0
2007	20.517363	20.506677	-0.05%	0
2006	18.714350	20.517363	9.63%	0
2005	17.030906	18.714350	9.88%	549
2004	14.615310	17.030906	16.53%	569
2003*	10.000000	14.615310	46.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.423528	14.991310	11.68%	0
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	0
2009	9.963734	12.272429	23.17%	0
2008	17.395702	9.963734	-42.72%	0
2007	16.437022	17.395702	5.83%	0
2006	14.774541	16.437022	11.25%	0
2005	14.069386	14.774541	5.01%	0
2004	13.093531	14.069386	7.45%	0
2003*	10.000000	13.093531	30.94%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.442513	10.706016	13.38%	1,547
2011	9.068332	9.442513	4.13%	2,871
2010	7.120392	9.068332	27.36%	1,547
2009	5.561369	7.120392	28.03%	1,547
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.944622	10.204455	2.61%	3,375
2011	10.107513	9.944622	-1.61%	0
2010	9.786068	10.107513	3.28%	0
2009	8.802463	9.786068	11.17%	0
2008	10.364868	8.802463	-15.07%	0
2007	10.085460	10.364868	2.77%	0
2006	9.865705	10.085460	2.23%	378
2005	9.913174	9.865705	-0.48%	2,254
2004	10.027045	9.913174	-1.14%	2,281
2003*	10.000000	10.027045	0.27%	1,594
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.409365	13.246867	6.75%	0
2011	12.784809	12.409365	-2.94%	0
2010	10.895471	12.784809	17.34%	0
2009	9.047786	10.895471	20.42%	0
2008	15.238548	9.047786	-40.63%	0
2007	15.455776	15.238548	-1.41%	0
2006	14.968216	15.455776	3.26%	188
2005	14.827644	14.968216	0.95%	1,260
2004	13.510160	14.827644	9.75%	0
2003*	10.000000	13.510160	35.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	0
2008	16.759067	9.955586	-40.60%	0
2007	15.876667	16.759067	5.56%	0
2006	14.232977	15.876667	11.55%	0
2005	13.576843	14.232977	4.83%	0
2004	12.217327	13.576843	11.13%	0
2003*	10.000000	12.217327	22.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.560861	14.903764	18.65%	0
2011	13.992043	12.560861	-10.23%	0
2010	12.330818	13.992043	13.47%	0
2009	9.018232	12.330818	36.73%	0
2008	15.411159	9.018232	-41.48%	0
2007	14.813778	15.411159	4.03%	0
2006	12.861990	14.813778	15.17%	3,065
2005	11.495518	12.861990	11.89%	3,065
2004*	10.000000	11.495518	14.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.222786	22.807401	18.65%	152
2011	21.421068	19.222786	-10.26%	5,371
2010	18.872103	21.421068	13.51%	5,754
2009	13.804815	18.872103	36.71%	5,754
2008	23.584582	13.804815	-41.47%	5,754
2007	22.665556	23.584582	4.05%	5,754
2006	19.685210	22.665556	15.14%	6,315
2005	17.591871	19.685210	11.90%	6,315
2004	15.084714	17.591871	16.62%	6,315
2003*	10.000000	15.084714	50.85%	6,163
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.023013	16.040777	14.39%	2,633
2011	14.339142	14.023013	-2.20%	2,633
2010	12.619523	14.339142	13.63%	2,632
2009	10.050430	12.619523	25.56%	553
2008	16.693442	10.050430	-39.79%	552
2007	16.340170	16.693442	2.16%	463
2006	14.513743	16.340170	12.58%	2,241
2005	13.990832	14.513743	3.74%	2,241
2004	13.066755	13.990832	7.07%	2,241
2003*	10.000000	13.066755	30.67%	1,778
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.467057	22.470720	15.43%	0
2011	20.327750	19.467057	-4.23%	0
2010	16.838740	20.327750	20.72%	0
2009	12.539886	16.838740	34.28%	0
2008	20.619456	12.539886	-39.18%	0
2007	21.317808	20.619456	-3.28%	0
2006	18.951604	21.317808	12.49%	0
2005	17.607016	18.951604	7.64%	0
2004	15.059532	17.607016	16.92%	0
2003*	10.000000	15.059532	50.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	0
2008	14.467322	8.700061	-39.86%	0
2007	15.697055	14.467322	-7.83%	0
2006	13.803856	15.697055	13.72%	0
2005	13.371334	13.803856	3.23%	0
2004	12.267172	13.371334	9.00%	0
2003*	10.000000	12.267172	22.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
2005	14.403520	15.854247	10.07%	0
2004	12.635959	14.403520	13.99%	2,646
2003*	10.000000	12.635959	26.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	0
2005	12.058562	12.503574	3.69%	228
2004	11.703107	12.058562	3.04%	259
2003*	10.000000	11.703107	17.03%	278
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	1,377
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	0
2007	10.667339	11.009612	3.21%	0
2006	10.499491	10.667339	1.60%	0
2005	10.297210	10.499491	1.96%	0
2004	10.085843	10.297210	2.10%	0
2003*	10.000000	10.085843	0.86%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
2006	14.889797	16.185813	8.70%	0
2005	13.534807	14.889797	10.01%	0
2004	12.533652	13.534807	7.99%	0
2003*	10.000000	12.533652	25.34%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.696350	-3.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
2007	17.474675	17.964756	2.80%	0
2006	15.233868	17.474675	14.71%	0
2005	14.853284	15.233868	2.56%	0
2004	13.620181	14.853284	9.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	242
2011	21.908237	19.629588	-10.40%	759
2010	17.650383	21.908237	24.12%	526
2009	12.618626	17.650383	39.88%	0
2008	20.030494	12.618626	-37.00%	0
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
2005	17.187195	17.970616	4.56%	0
2004	14.720983	17.187195	16.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	3,146
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	9,668
2011	12.295411	13.472357	9.57%	4,443
2010	11.929218	12.295411	3.07%	8,406
2009	11.038864	11.929218	8.07%	6,951
2008	11.440148	11.038864	-3.51%	4,754
2007	10.657116	11.440148	7.35%	1,204
2006	10.698655	10.657116	-0.39%	1,527
2005	10.742961	10.698655	-0.41%	0
2004	10.354917	10.742961	3.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	0
2005	14.791613	15.159191	2.49%	0
2004	13.400667	14.791613	10.38%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	3,137
2011	13.831236	13.447730	-2.77%	2,027
2010	11.856213	13.831236	16.66%	2,052
2009	9.315701	11.856213	27.27%	753
2008	12.585912	9.315701	-25.98%	0
2007	13.156741	12.585912	-4.34%	0
2006	11.160354	13.156741	17.89%	0
2005*	10.000000	11.160354	11.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	45,267
2011	12.934953	12.221543	-5.52%	6,415
2010	12.018891	12.934953	7.62%	2,187
2009*	10.000000	12.018891	20.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	942
2011	20.390739	20.106417	-1.39%	0
2010	16.527358	20.390739	23.38%	0
2009	13.482033	16.527358	22.59%	0
2008	19.903666	13.482033	-32.26%	0
2007	20.435589	19.903666	-2.60%	0
2006	18.215806	20.435589	12.19%	0
2005	17.323874	18.215806	5.15%	453
2004	14.495863	17.323874	19.51%	453
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	2,889
2011	14.551624	14.499648	-0.36%	2,278
2010	12.957235	14.551624	12.31%	2,278
2009	10.484318	12.957235	23.59%	0
2008	17.060175	10.484318	-38.55%	0
2007	16.574042	17.060175	2.93%	0
2006	14.671716	16.574042	12.97%	0
2005	14.327417	14.671716	2.40%	0
2004	13.241492	14.327417	8.20%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	2,515
2011	14.714455	15.689093	6.62%	353
2010	13.044385	14.714455	12.80%	836
2009	10.884321	13.044385	19.85%	0
2008	15.795961	10.884321	-31.09%	0
2007	15.078643	15.795961	4.76%	0
2006	13.232899	15.078643	13.95%	0
2005	12.961593	13.232899	2.09%	1,100
2004	12.614318	12.961593	2.75%	1,100

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0
2005	14.940160	15.463665	3.50%	0
2004	13.721639	14.940160	8.88%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	0
2004	12.904162	13.552134	5.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
2010	11.482091	12.190654	6.17%	0
2009	9.745985	11.482091	17.81%	0
2008	10.751903	9.745985	-9.36%	0
2007	10.430737	10.751903	3.08%	0
2006	10.236368	10.430737	1.90%	0
2005	10.337354	10.236368	-0.98%	0
2004	10.204194	10.337354	1.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	6,148
2011	11.976883	11.693642	-2.36%	4,434
2010	10.853307	11.976883	10.35%	4,393
2009	8.929952	10.853307	21.54%	0
2008	12.170952	8.929952	-26.63%	0
2007	11.449951	12.170952	6.30%	0
2006	10.656145	11.449951	7.45%	0
2005*	10.000000	10.656145	6.56%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	9,467
2011	12.050735	11.669522	-3.16%	4,029
2010	10.749898	12.050735	12.10%	0
2009	8.528856	10.749898	26.04%	0
2008	12.944625	8.528856	-34.11%	0
2007	12.006703	12.944625	7.81%	0
2006	10.961738	12.006703	9.53%	0
2005*	10.000000	10.961738	9.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	563
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0
2008	13.468509	8.164651	-39.38%	0
2007	12.367469	13.468509	8.90%	0
2006	11.169149	12.367469	10.73%	0
2005*	10.000000	11.169149	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	8,162
2011	16.459815	15.300242	-7.04%	488
2010	14.088047	16.459815	16.84%	668
2009	9.736367	14.088047	44.70%	902
2008	21.779859	9.736367	-55.30%	3,844
2007	15.253319	21.779859	42.79%	3,712
2006	13.339408	15.253319	14.35%	3,504
2005*	10.000000	13.339408	33.39%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	4,646
2011	14.480127	14.291310	-1.30%	5,593
2010	12.850889	14.480127	12.68%	4,632
2009	10.090937	12.850889	27.35%	0
2008	17.997091	10.090937	-43.93%	2,176
2007	18.126350	17.997091	-0.71%	2,176
2006	15.413918	18.126350	17.60%	2,425
2005	14.890118	15.413918	3.52%	1,009
2004	13.652543	14.890118	9.06%	1,009
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	4,861
2011	14.739601	14.448071	-1.98%	4,336
2010	12.136474	14.739601	21.45%	3,495
2009	9.672824	12.136474	25.47%	1,944
2008	18.723429	9.672824	-48.34%	0
2007	15.077970	18.723429	24.18%	0
2006	14.428718	15.077970	4.50%	0
2005	13.947355	14.428718	3.45%	517
2004	13.794032	13.947355	1.11%	517

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	9,876
2011	12.334105	12.945119	4.95%	4,984
2010	11.696525	12.334105	5.45%	1,292
2009	10.330978	11.696525	13.22%	0
2008	10.914247	10.330978	-5.34%	0
2007	10.695648	10.914247	2.04%	0
2006	10.474496	10.695648	2.11%	0
2005	10.483602	10.474496	-0.09%	0
2004	10.262112	10.483602	2.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	6,455
2011	25.747562	22.506390	-12.59%	2,586
2010	20.423747	25.747562	26.07%	1,525
2009	14.904845	20.423747	37.03%	1,258
2008	25.171396	14.904845	-40.79%	2,767
2007	22.260345	25.171396	13.08%	2,795
2006	20.196810	22.260345	10.22%	2,944
2005	17.452852	20.196810	15.72%	1,432
2004	14.279064	17.452852	22.23%	1,432
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
2005	16.370488	19.067291	16.47%	0
2004	14.734289	16.370488	11.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	247
2011	12.761543	10.337011	-19.00%	186
2010	11.535584	12.761543	10.63%	186
2009	9.322533	11.535584	23.74%	0
2008	16.962678	9.322533	-45.04%	0
2007	14.780294	16.962678	14.77%	0
2006	12.794338	14.780294	15.52%	0
2005	10.988531	12.794338	16.43%	0
2004*	10.000000	10.988531	9.89%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
2010	16.077894	19.916759	23.88%	0
2009	10.434236	16.077894	54.09%	0
2008	21.846573	10.434236	-52.24%	0
2007	21.133526	21.846573	3.37%	0
2006	18.578540	21.133526	13.75%	0
2005	18.498039	18.578540	0.44%	0
2004	16.572366	18.498039	11.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	16,526
2011	11.408652	11.453388	0.39%	13,791
2010	10.326718	11.408652	10.48%	5,026
2009	7.767215	10.326718	32.95%	4,728
2008	11.261623	7.767215	-31.03%	7,160
2007	11.070887	11.261623	1.72%	7,160
2006*	10.000000	11.070887	10.71%	3,940
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.048634	17.617147	9.77%	269
2011	15.440812	16.048634	3.94%	269
2010	13.052968	15.440812	18.29%	269
2009	11.344899	13.052968	15.06%	269
2008	15.872203	11.344899	-28.52%	269
2007	16.636787	15.872203	-4.60%	522
2006	14.486224	16.636787	14.85%	522
2005	14.284062	14.486224	1.42%	522
2004	13.124559	14.284062	8.83%	522
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	1,710
2011	21.308778	20.108351	-5.63%	1,843
2010	16.948821	21.308778	25.72%	1,252
2009	13.383779	16.948821	26.64%	359
2008	20.379018	13.383779	-34.33%	1,759
2007	21.293406	20.379018	-4.29%	1,757
2006	18.563394	21.293406	14.71%	2,049
2005	17.405526	18.563394	6.65%	434
2004	14.345083	17.405526	21.33%	434
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	16,410
2011	9.069547	8.755911	-3.46%	11,732
2010	8.389555	9.069547	8.11%	11,695
2009	6.569115	8.389555	27.71%	6,097
2008*	10.000000	6.569115	-34.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.964145	16.601976	10.95%	0
2011	18.137880	14.964145	-17.50%	237
2010	15.741349	18.137880	15.22%	564
2009	9.299580	15.741349	69.27%	317
2008	20.040896	9.299580	-53.60%	395
2007	15.883394	20.040896	26.18%	286
2006	12.638452	15.883394	25.68%	423
2005*	10.000000	12.638452	26.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
2005	15.931585	17.210388	8.03%	0
2004	13.708346	15.931585	16.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.225714	14.180778	15.99%	0
2011	13.959209	12.225714	-12.42%	0
2010	13.132584	13.959209	6.29%	1,003
2009	9.762388	13.132584	34.52%	945
2008	16.704028	9.762388	-41.56%	3,394
2007	14.758392	16.704028	13.18%	3,604
2006	12.391616	14.758392	19.10%	4,479
2005	11.474649	12.391616	7.99%	2,001
2004*	10.000000	11.474649	14.75%	2,001
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	20,791
2011	15.965661	15.525114	-2.76%	2,828
2010	14.235969	15.965661	12.15%	1,108
2009	12.233112	14.235969	16.37%	861
2008	11.747267	12.233112	4.14%	779
2007	10.791538	11.747267	8.86%	1,173
2006	9.752951	10.791538	10.65%	1,523
2005*	10.000000	9.752951	-2.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	0
2011	10.302551	8.934918	-13.27%	0
2010*	10.000000	10.302551	3.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	370
2011	11.276729	10.956550	-2.84%	370
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	851
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	35,759
2011	12.583734	11.449652	-9.01%	11,097
2010	11.809328	12.583734	6.56%	9,022
2009*	10.000000	11.809328	18.09%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	2,574
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	7,839
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
2007	13.937940	15.070472	8.13%	0
2006	12.873580	13.937940	8.27%	0
2005	12.194655	12.873580	5.57%	0
2004	11.484704	12.194655	6.18%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	2,639
2011	18.540512	16.917674	-8.75%	473
2010	17.758387	18.540512	4.40%	3,801
2009	12.403817	17.758387	43.17%	3,740
2008	22.716955	12.403817	-45.40%	3,740
2007	16.958344	22.716955	33.96%	0
2006	15.849789	16.958344	6.99%	0
2005	14.360798	15.849789	10.37%	0
2004	12.415484	14.360798	15.67%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	378

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	1,534
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
2006	21.593269	31.046642	43.78%	0
2005	16.690295	21.593269	29.38%	0
2004	14.342071	16.690295	16.37%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.341560	16.407132	14.40%	0
2011	14.572257	14.341560	-1.58%	0
2010	13.251577	14.572257	9.97%	0
2009	9.716395	13.251577	36.38%	0
2008	15.725168	9.716395	-38.21%	0
2007	14.446858	15.725168	8.85%	0
2006	13.730460	14.446858	5.22%	0
2005	13.434891	13.730460	2.20%	721
2004	12.572420	13.434891	6.86%	721
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	1,035
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	4,944
2011	16.519974	16.122926	-2.40%	3,313
2010	15.149121	16.519974	9.05%	2,902
2009	12.617582	15.149121	20.06%	4,880
2008	19.133862	12.617582	-34.06%	2,383
2007	18.139026	19.133862	5.48%	883
2006	15.350871	18.139026	18.16%	0
2005	14.704343	15.350871	4.40%	648
2004	13.060441	14.704343	12.59%	648
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	1,008
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	0
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	3,572
2011	13.743741	13.541825	-1.47%	5,484
2010	12.387724	13.743741	10.95%	5,609
2009*	10.000000	12.387724	23.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	23,605
2011	9.922759	9.820076	-1.03%	29,751
2010	9.034298	9.922759	9.83%	29,046
2009	7.465869	9.034298	21.01%	9,564
2008	10.843154	7.465869	-31.15%	11,094
2007	10.420045	10.843154	4.06%	12,410
2006*	10.000000	10.420045	4.20%	10,186
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	13,472
2011	10.606108	10.995134	3.67%	6,974
2010	10.205658	10.606108	3.92%	4,344
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	12,645
2007	10.402195	10.502388	0.96%	12,645
2006*	10.000000	10.402195	4.02%	4,127
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	936
2011	10.938302	9.726901	-11.07%	586
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	873
2008	11.998783	7.218983	-39.84%	4,581
2007	10.701461	11.998783	12.12%	4,703
2006*	10.000000	10.701461	7.01%	4,126
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	9,796
2011	9.680230	9.046835	-6.54%	7,283
2010	8.352911	9.680230	15.89%	7,239
2009	6.138425	8.352911	36.08%	13,155
2008	11.222723	6.138425	-45.30%	11,360
2007	10.229939	11.222723	9.70%	3,803
2006*	10.000000	10.229939	2.30%	4,237
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	29,306
2011	8.266547	7.924459	-4.14%	15,180
2010	7.597040	8.266547	8.81%	10,657
2009	5.928601	7.597040	28.14%	8,811
2008	9.762924	5.928601	-39.27%	3,638
2007*	10.000000	9.762924	-2.37%	3,638

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
2005	12.828129	12.878087	0.39%	0
2004	11.883363	12.828129	7.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	7,159
2011	12.786356	13.014944	1.79%	1,346
2010	11.523960	12.786356	10.95%	1,185
2009	8.045559	11.523960	43.23%	0
2008	11.412324	8.045559	-29.50%	0
2007	11.283062	11.412324	1.15%	0
2006	10.404099	11.283062	8.45%	0
2005*	10.000000	10.404099	4.04%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	973
2011	15.063527	14.393787	-4.45%	0
2010	13.307463	15.063527	13.20%	0
2009	10.581010	13.307463	25.77%	0
2008	17.189769	10.581010	-38.45%	0
2007	18.002842	17.189769	-4.52%	0
2006	15.887753	18.002842	13.31%	0
2005	15.586906	15.887753	1.93%	0
2004	13.577106	15.586906	14.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	4,454
2011	8.631396	7.476887	-13.38%	5,446
2010	7.629139	8.631396	13.14%	3,606
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	6,727
2010	7.845689	9.505383	21.15%	6,961
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	1,314
2010	8.017520	9.037008	12.72%	590
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	37,343
2011	10.027838	9.700454	-3.26%	43,164
2010	9.263244	10.027838	8.25%	42,376
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	164,105
2011	9.613325	9.101244	-5.33%	4,526
2010	8.723627	9.613325	10.20%	4,526
2009	7.165610	8.723627	21.74%	4,526
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	15,709
2011	10.478811	10.419919	-0.56%	604
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	617
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	6,486
2011	9.821305	9.405547	-4.23%	12,044
2010	8.993867	9.821305	9.20%	11,825
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	2,331
2011	9.382225	8.769858	-6.53%	4,183
2010	8.444619	9.382225	11.10%	838
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	26,773
2011	10.192952	9.967594	-2.21%	24,351
2010	9.534297	10.192952	6.91%	24,240
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	2,425
2011	10.917498	11.373008	4.17%	1,134
2010	10.427791	10.917498	4.70%	598
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0
2006	25.481383	34.059656	33.66%	0
2005	19.637463	25.481383	29.76%	0
2004	16.629376	19.637463	18.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	7,010
2011	21.794414	16.542088	-24.10%	1,006
2010	19.180025	21.794414	13.63%	782
2009	11.994322	19.180025	59.91%	0
2008	29.033083	11.994322	-58.69%	0
2007	20.359741	29.033083	42.60%	0
2006	15.205039	20.359741	33.90%	0
2005	11.703984	15.205039	29.91%	0
2004*	10.000000	11.703984	17.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	9,371
2011	11.954538	12.572529	5.17%	7,511
2010	11.635860	11.954538	2.74%	10,717
2009	11.556553	11.635860	0.69%	3,655
2008	10.941692	11.556553	5.62%	3,655
2007	10.414910	10.941692	5.06%	0
2006	10.278047	10.414910	1.33%	0
2005	10.150616	10.278047	1.26%	0
2004	10.025426	10.150616	1.25%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	2,238
2011	7.644830	6.746396	-11.75%	2,238
2010	6.899575	7.644830	10.80%	2,238
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	350
2011	8.598280	7.347534	-14.55%	1,277
2010	8.165074	8.598280	5.31%	458
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
2010	14.885937	16.731092	12.40%	0
2009	11.935003	14.885937	24.73%	0
2008	19.273993	11.935003	-38.08%	0
2007	18.553909	19.273993	3.88%	0
2006	16.190743	18.553909	14.60%	0
2005	15.298388	16.190743	5.83%	0
2004	13.683298	15.298388	11.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	76,580
2011	12.369869	12.236480	-1.08%	7,662
2010	11.488255	12.369869	7.67%	3,507
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	3,360
2011	12.244822	12.358508	0.93%	3,360
2010	11.793354	12.244822	3.83%	3,360
2009	11.026204	11.793354	6.96%	0
2008	11.966235	11.026204	-7.86%	0
2007	11.582248	11.966235	3.32%	0
2006	11.126126	11.582248	4.10%	0
2005	10.983569	11.126126	1.30%	0
2004	10.704003	10.983569	2.61%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	43,472
2011	14.622383	14.332048	-1.99%	37,541
2010	13.445621	14.622383	8.75%	31,597
2009	11.510438	13.445621	16.81%	42,714
2008	15.285064	11.510438	-24.69%	48,268
2007	14.755622	15.285064	3.59%	51,621
2006	13.513991	14.755622	9.19%	51,824
2005	13.082811	13.513991	3.30%	51,489
2004	12.181349	13.082811	7.40%	44,531
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	31,041
2011	15.934161	15.291798	-4.03%	36,109
2010	14.402396	15.934161	10.64%	33,561
2009	11.808455	14.402396	21.97%	27,856
2008	17.554065	11.808455	-32.73%	23,480
2007	16.867668	17.554065	4.07%	23,480
2006	15.018394	16.867668	12.31%	23,480
2005	14.304552	15.018394	4.99%	18,617
2004	13.015066	14.304552	9.91%	11,881
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	10,592
2011	13.501187	13.511552	0.08%	4,821
2010	12.688935	13.501187	6.40%	4,876
2009	11.296366	12.688935	12.33%	6,889
2008	13.561316	11.296366	-16.70%	3,409
2007	13.066840	13.561316	3.78%	0
2006	12.290759	13.066840	6.31%	4,968
2005	11.996352	12.290759	2.45%	4,968
2004	11.417528	11.996352	5.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	4,231
2011	13.691636	13.090219	-4.39%	2,016
2010	12.867835	13.691636	6.40%	2,900
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	286
2011	20.906373	19.977903	-4.44%	899
2010	16.894982	20.906373	23.74%	1,699
2009	12.599854	16.894982	34.09%	1,781
2008	20.226044	12.599854	-37.70%	1,856
2007	19.180528	20.226044	5.45%	1,724
2006	17.800600	19.180528	7.75%	1,910
2005	16.194190	17.800600	9.92%	0
2004	14.271063	16.194190	13.48%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	42,907
2011	9.959114	9.765449	-1.94%	22,395
2010	10.157162	9.959114	-1.95%	15,634
2009	10.354819	10.157162	-1.91%	55,577
2008	10.348233	10.354819	0.06%	0
2007	10.072432	10.348233	2.74%	14,924
2006	9.827008	10.072432	2.50%	0
2005	9.761463	9.827008	0.67%	0
2004	9.875470	9.761463	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	482
2011	12.875031	13.325004	3.49%	0
2010	11.873865	12.875031	8.43%	1,077
2009	9.736227	11.873865	21.96%	1,030
2008	12.005886	9.736227	-18.90%	978
2007	11.704613	12.005886	2.57%	1,139
2006	11.385869	11.704613	2.80%	1,400
2005	11.363940	11.385869	0.19%	0
2004	10.879096	11.363940	4.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	702
2011	9.000995	7.976413	-11.38%	304
2010	8.066282	9.000995	11.59%	155
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
2005	16.142684	17.694429	9.61%	0
2004	13.719727	16.142684	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	2,393
2011	10.483392	8.593441	-18.03%	1,599
2010	10.100781	10.483392	3.79%	269
2009	7.955492	10.100781	26.97%	516
2008	15.152857	7.955492	-47.50%	526
2007	15.049828	15.152857	0.68%	532
2006	12.538773	15.049828	20.03%	0
2005	11.437668	12.538773	9.63%	0
2004*	10.000000	11.437668	14.38%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	351
2011	9.005380	8.544698	-5.12%	309
2010	7.961577	9.005380	13.11%	2,318
2009	6.277357	7.961577	26.83%	2,935
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	2,485
2011	8.653032	7.967675	-7.92%	2,206
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	2,990
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	538
2011	9.533309	8.931698	-6.31%	394
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	1,665
2011	10.008039	9.585454	-4.22%	1,558
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	856
2010	11.383451	13.963762	22.67%	856
2009	9.128209	11.383451	24.71%	856
2008	17.414054	9.128209	-47.58%	856
2007	16.221203	17.414054	7.35%	856
2006	16.063452	16.221203	0.98%	856
2005	15.205697	16.063452	5.64%	0
2004	13.703517	15.205697	10.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	434
2011	20.440477	18.949634	-7.29%	298
2010	16.482865	20.440477	24.01%	0
2009	13.356635	16.482865	23.41%	0
2008	20.122351	13.356635	-33.62%	0
2007	22.124258	20.122351	-9.05%	0
2006	19.268704	22.124258	14.82%	0
2005	19.119017	19.268704	0.78%	0
2004	16.666453	19.119017	14.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	1,789
2011	19.970280	18.445249	-7.64%	845
2010	16.296331	19.970280	22.54%	845
2009	12.363666	16.296331	31.81%	973
2008	20.455785	12.363666	-39.56%	975
2007	20.476947	20.455785	-0.10%	974
2006	18.686979	20.476947	9.58%	845
2005	17.014645	18.686979	9.83%	0
2004	14.608788	17.014645	16.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0
2010	12.229463	13.576782	11.02%	0
2009	9.933923	12.229463	23.11%	0
2008	17.352525	9.933923	-42.75%	0
2007	16.404635	17.352525	5.78%	0
2006	14.752925	16.404635	11.20%	0
2005	14.055950	14.752925	4.96%	0
2004	13.087692	14.055950	7.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	8,848
2011	9.055986	9.424859	4.07%	1,433
2010	7.114320	9.055986	27.29%	1,398
2009	5.559464	7.114320	27.97%	880
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	12,989
2011	10.349954	10.280398	-0.67%	624
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	1,201
2011	13.414082	11.518399	-14.13%	1,201
2010	12.864296	13.414082	4.27%	1,201
2009*	10.000000	12.864296	28.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.899724	10.153185	2.56%	32,913
2011	10.066997	9.899724	-1.66%	24,125
2010	9.751814	10.066997	3.23%	24,163
2009	8.776128	9.751814	11.12%	12,380
2008	10.339136	8.776128	-15.12%	0
2007	10.065578	10.339136	2.72%	0
2006	9.851254	10.065578	2.18%	0
2005	9.903697	9.851254	-0.53%	0
2004	10.022565	9.903697	-1.19%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.353347	13.180332	6.69%	0
2011	12.733574	12.353347	-2.99%	0
2010	10.857340	12.733574	17.28%	1,089
2009	9.020719	10.857340	20.36%	1,154
2008	15.200728	9.020719	-40.66%	1,091
2007	15.425324	15.200728	-1.46%	929
2006	14.946321	15.425324	3.20%	1,061
2005	14.813472	14.946321	0.90%	751
2004	13.504135	14.813472	9.70%	751
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
2008	16.719252	9.926852	-40.63%	0
2007	15.847072	16.719252	5.50%	1,956
2006	14.213670	15.847072	11.49%	0
2005	13.565311	14.213670	4.78%	0
2004	12.213171	13.565311	11.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	2,515
2011	13.944595	12.511895	-10.27%	1,797
2010	12.295262	13.944595	13.41%	1,797
2009	8.996820	12.295262	36.66%	1,797
2008	15.382422	8.996820	-41.51%	1,797
2007	14.793739	15.382422	3.98%	1,797
2006	12.851121	14.793739	15.12%	1,797
2005	11.491649	12.851121	11.83%	1,797
2004*	10.000000	11.491649	14.92%	174

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0
2008	23.526051	13.763518	-41.50%	0
2007	22.620904	23.526051	4.00%	0
2006	19.656415	22.620904	15.08%	0
2005	17.575066	19.656415	11.84%	0
2004	15.077980	17.575066	16.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	3,306
2011	14.281674	13.959700	-2.25%	3,308
2010	12.575351	14.281674	13.57%	3,190
2009	10.020365	12.575351	25.50%	1,237
2008	16.652019	10.020365	-39.82%	0
2007	16.307973	16.652019	2.11%	264
2006	14.492509	16.307973	12.53%	264
2005	13.977468	14.492509	3.68%	766
2004	13.060920	13.977468	7.02%	766
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	420
2011	20.246317	19.379189	-4.28%	213
2010	16.779833	20.246317	20.66%	0
2009	12.502392	16.779833	34.21%	126
2008	20.568311	12.502392	-39.22%	130
2007	21.275840	20.568311	-3.33%	123
2006	18.923917	21.275840	12.43%	0
2005	17.590220	18.923917	7.58%	0
2004	15.052827	17.590220	16.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	1,536
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	7,059
2011	11.606488	12.338602	6.31%	6,111
2010	10.822960	11.606488	7.24%	5,520
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	68,422
2011	11.243820	11.136275	-0.96%	40,424
2010	10.902078	11.243820	3.13%	21,168
2009*	10.000000	10.902078	9.02%	4,381

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	67,984
2011*	10.000000	9.960299	-0.40%	2,142
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
2004	12.262996	13.359972	8.95%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	1,531
2011	10.498469	11.363302	8.24%	321
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
2007	10.647467	10.983472	3.16%	0
2006	10.485262	10.647467	1.55%	0
2005	10.288472	10.485262	1.91%	0
2004	10.082409	10.288472	2.04%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
2005	13.521031	14.867089	9.96%	0
2004	12.527281	13.521031	7.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.693042	-3.07%	203
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	7,721
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	3,722
2011	15.926844	14.898983	-6.45%	815
2010	12.812951	15.926844	24.30%	558
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	2,672
2008	17.920145	10.414647	-41.88%	2,672
2007	17.440215	17.920145	2.75%	2,672
2006	15.211551	17.440215	14.65%	3,051
2005	14.839080	15.211551	2.51%	3,051
2004	13.614096	14.839080	9.00%	3,051
2003*	10.000000	13.614096	36.14%	2,905
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.540947	22.685955	16.09%	0
2011	21.820428	19.540947	-10.45%	205
2010	17.588597	21.820428	24.06%	0
2009	12.580856	17.588597	39.80%	1,932
2008	19.980747	12.580856	-37.04%	1,932
2007	20.083994	19.980747	-0.51%	1,932
2006	17.944309	20.083994	11.92%	2,195
2005	17.170760	17.944309	4.51%	2,195
2004	14.714406	17.170760	16.69%	2,195
2003*	10.000000	14.714406	47.14%	2,095
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.410674	14.112464	5.23%	2,400
2011	12.245336	13.410674	9.52%	0
2010	11.886696	12.245336	3.02%	664
2009	11.005130	11.886696	8.01%	1,279
2008	11.411009	11.005130	-3.56%	0
2007	10.635425	11.411009	7.29%	0
2006	10.682311	10.635425	-0.44%	0
2005	10.732007	10.682311	-0.46%	0
2004	10.349636	10.732007	3.69%	0
2003*	10.000000	10.349636	3.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
2007	17.329481	16.907376	-2.44%	0
2006	15.137022	17.329481	14.48%	0
2005	14.777488	15.137022	2.43%	0
2004	13.394694	14.777488	10.32%	0
2003*	10.000000	13.394694	33.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.402114	15.264684	13.90%	373
2011	13.791333	13.402114	-2.82%	609
2010	11.828022	13.791333	16.60%	1,260
2009	9.298292	11.828022	27.21%	0
2008	12.568812	9.298292	-26.02%	0
2007	13.145612	12.568812	-4.39%	0
2006	11.156580	13.145612	17.83%	0
2005*	10.000000	11.156580	11.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.204946	13.152347	7.76%	4,733
2011	12.923966	12.204946	-5.56%	1,888
2010	12.014804	12.923966	7.57%	1,238
2009*	10.000000	12.014804	20.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
2010	16.469490	20.308990	23.31%	0
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
2007	20.395311	19.854246	-2.65%	0
2006	18.189148	20.395311	12.13%	0
2005	17.307319	18.189148	5.10%	0
2004	14.489397	17.307319	19.45%	0
2003*	10.000000	14.489397	44.89%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.434186	16.333683	13.16%	8,238
2011	14.493289	14.434186	-0.41%	1,934
2010	12.911867	14.493289	12.25%	3,427
2009	10.452937	12.911867	23.52%	3,947
2008	17.017813	10.452937	-38.58%	0
2007	16.541374	17.017813	2.88%	0
2006	14.650249	16.541374	12.91%	0
2005	14.313731	14.650249	2.35%	0
2004	13.235593	14.313731	8.15%	0
2003*	10.000000	13.235593	32.36%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	43
2010	12.998709	14.655453	12.75%	0
2009	10.851741	12.998709	19.78%	2,310
2008	15.756723	10.851741	-31.13%	2,470
2007	15.048908	15.756723	4.70%	2,626
2006	13.213518	15.048908	13.89%	2,749
2005	12.949201	13.213518	2.04%	2,948
2004	12.608682	12.949201	2.70%	173
2003*	10.000000	12.608682	26.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0
2005	14.925899	15.441047	3.45%	0
2004	13.715524	14.925899	8.82%	0
2003*	10.000000	13.715524	37.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
2006	13.494105	15.312158	13.47%	0
2005	13.539186	13.494105	-0.33%	0
2004	12.898411	13.539186	4.97%	0
2003*	10.000000	12.898411	28.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	0
2009	9.716829	11.441913	17.75%	0
2008	10.725195	9.716829	-9.40%	0
2007	10.410154	10.725195	3.03%	0
2006	10.221367	10.410154	1.85%	0
2005	10.327466	10.221367	-1.03%	0
2004	10.199626	10.327466	1.25%	0
2003*	10.000000	10.199626	2.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.653935	12.743149	9.35%	6,298
2011	11.942285	11.653935	-2.41%	7,300
2010	10.827476	11.942285	10.30%	10,261
2009	8.913255	10.827476	21.48%	14,898
2008	12.154417	8.913255	-26.67%	0
2007	11.440257	12.154417	6.24%	0
2006	10.652543	11.440257	7.39%	0
2005*	10.000000	10.652543	6.53%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.629948	12.886464	10.80%	3,528
2011	12.015974	11.629948	-3.21%	3,917
2010	10.724355	12.015974	12.04%	5,505
2009	8.512922	10.724355	25.98%	7,993
2008	12.927048	8.512922	-34.15%	0
2007	11.996552	12.927048	7.76%	0
2006	10.958037	11.996552	9.48%	0
2005*	10.000000	10.958037	9.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.331155	12.789803	12.87%	712
2011	11.898578	11.331155	-4.77%	717
2010	10.476459	11.898578	13.57%	713
2009	8.149378	10.476459	28.56%	0
2008	13.450189	8.149378	-39.41%	0
2007	12.356992	13.450189	8.85%	0
2006	11.165376	12.356992	10.67%	0
2005*	10.000000	11.165376	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.248274	15.650026	2.63%	3,148
2011	16.412262	15.248274	-7.09%	29
2010	14.054514	16.412262	16.78%	50
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0
2007	15.240404	21.750264	42.71%	139
2006	13.334901	15.240404	14.29%	245
2005*	10.000000	13.334901	33.35%	181
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.226743	16.319340	14.71%	15,519
2011	14.422051	14.226743	-1.35%	3,415
2010	12.805864	14.422051	12.62%	4,760
2009	10.060711	12.805864	27.29%	8,027
2008	17.952378	10.060711	-43.96%	7,216
2007	18.090595	17.952378	-0.76%	9,228
2006	15.391340	18.090595	17.54%	11,109
2005	14.875872	15.391340	3.47%	12,692
2004	13.646439	14.875872	9.01%	12,692
2003*	10.000000	13.646439	36.46%	12,692

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.382815	16.124534	12.11%	4,692
2011	14.680492	14.382815	-2.03%	3,767
2010	12.093964	14.680492	21.39%	4,888
2009	9.643854	12.093964	25.41%	8,956
2008	18.676923	9.643854	-48.36%	2,449
2007	15.048226	18.676923	24.11%	3,129
2006	14.407585	15.048226	4.45%	3,464
2005	13.934014	14.407585	3.40%	3,724
2004	13.787874	13.934014	1.06%	3,724
2003*	10.000000	13.787874	37.88%	3,724
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.886699	13.336017	3.49%	558
2011	12.284691	12.886699	4.90%	917
2010	11.655600	12.284691	5.40%	1,736
2009	10.300077	11.655600	13.16%	0
2008	10.887139	10.300077	-5.39%	0
2007	10.674560	10.887139	1.99%	0
2006	10.459156	10.674560	2.06%	0
2005	10.473565	10.459156	-0.14%	8,402
2004	10.257524	10.473565	2.11%	8,402
2003*	10.000000	10.257524	2.58%	8,402
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.404753	25.152950	12.27%	3,128
2011	25.644353	22.404753	-12.63%	5,094
2010	20.352237	25.644353	26.00%	6,397
2009	14.860226	20.352237	36.96%	10,030
2008	25.108879	14.860226	-40.82%	2,711
2007	22.216447	25.108879	13.02%	2,897
2006	20.167250	22.216447	10.16%	3,397
2005	17.436169	20.167250	15.66%	3,445
2004	14.272687	17.436169	22.16%	3,417
2003*	10.000000	14.272687	42.73%	3,162
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
2005	16.354848	19.039399	16.41%	1,653
2004	14.727704	16.354848	11.05%	1,653
2003*	10.000000	14.727704	47.28%	1,653

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.296645	12.153747	18.04%	0
2011	12.718192	10.296645	-19.04%	0
2010	11.502257	12.718192	10.57%	0
2009	9.300353	11.502257	23.68%	2,650
2008	16.931002	9.300353	-45.07%	2,834
2007	14.760267	16.931002	14.71%	3,012
2006	12.783502	14.760267	15.46%	3,420
2005	10.984823	12.783502	16.37%	3,504
2004*	10.000000	10.984823	9.85%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
2010	16.021586	19.836895	23.81%	0
2009	10.403005	16.021586	54.01%	0
2008	21.792351	10.403005	-52.26%	0
2007	21.091888	21.792351	3.32%	0
2006	18.551354	21.091888	13.69%	1,042
2005	18.480368	18.551354	0.38%	1,449
2004	16.564974	18.480368	11.56%	1,449
2003*	10.000000	16.564974	65.65%	1,449
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.420312	12.607377	10.39%	15,166
2011	11.381495	11.420312	0.34%	18,818
2010	10.307392	11.381495	10.42%	20,273
2009	7.756633	10.307392	32.88%	19,953
2008	11.252036	7.756633	-31.06%	12,726
2007	11.067139	11.252036	1.67%	13,058
2006*	10.000000	11.067139	10.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
2010	13.007255	15.378887	18.23%	0
2009	11.310939	13.007255	15.00%	2,195
2008	15.832786	11.310939	-28.56%	2,347
2007	16.603985	15.832786	-4.64%	2,494
2006	14.465009	16.603985	14.79%	2,612
2005	14.270396	14.465009	1.36%	2,800
2004	13.118697	14.270396	8.78%	163
2003*	10.000000	13.118697	31.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.017536	23.223340	16.01%	1,245
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
2009	13.343704	16.889459	26.57%	0
2008	20.328398	13.343704	-34.36%	0
2007	21.251414	20.328398	-4.34%	0
2006	18.536218	21.251414	14.65%	0
2005	17.388881	18.536218	6.60%	54
2004	14.338680	17.388881	21.27%	145
2003*	10.000000	14.338680	43.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.913358	16.537171	10.89%	0
2011	18.085531	14.913358	-17.54%	0
2010	15.703920	18.085531	15.17%	0
2009	9.282193	15.703920	69.18%	0
2008	20.013666	9.282193	-53.62%	0
2007	15.869953	20.013666	26.11%	281
2006	12.634183	15.869953	25.61%	265
2005*	10.000000	12.634183	26.34%	197
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	2,050
2008	23.141396	13.520894	-41.57%	2,050
2007	20.454471	23.141396	13.14%	2,050
2006	17.185226	20.454471	19.02%	2,332
2005	15.916376	17.185226	7.97%	2,332
2004	13.702237	15.916376	16.16%	2,332
2003*	10.000000	13.702237	37.02%	2,224

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.178052	14.118272	15.93%	0
2011	13.911875	12.178052	-12.46%	0
2010	13.094720	13.911875	6.24%	0
2009	9.739200	13.094720	34.45%	0
2008	16.672885	9.739200	-41.59%	0
2007	14.738430	16.672885	13.13%	0
2006	12.381147	14.738430	19.04%	0
2005	11.470781	12.381147	7.94%	82
2004*	10.000000	11.470781	14.71%	219
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.472452	17.445911	12.75%	4,961
2011	15.919601	15.472452	-2.81%	7,185
2010	14.202137	15.919601	12.09%	7,140
2009	12.210264	14.202137	16.31%	4,474
2008	11.731306	12.210264	4.08%	7,466
2007	10.782410	11.731306	8.80%	9,751
2006	9.749654	10.782410	10.59%	17,070
2005*	10.000000	9.749654	-2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.174559	1.75%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.929610	9.978802	11.75%	0
2011	10.301686	8.929610	-13.32%	0
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.950060	13.158540	20.17%	2,176
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.693522	-3.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.434104	13.353591	16.79%	1,567
2011	12.573051	11.434104	-9.06%	1,677
2010	11.805310	12.573051	6.50%	1,413
2009*	10.000000	11.805310	18.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.764030	7.64%	258
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	0
2008	15.033046	12.366211	-17.74%	0
2007	13.910453	15.033046	8.07%	0
2006	12.854723	13.910453	8.21%	0
2005	12.182985	12.854723	5.51%	0
2004	11.479571	12.182985	6.13%	0
2003*	10.000000	11.479571	14.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.841270	20.441302	21.38%	2,219
2011	18.466169	16.841270	-8.80%	372
2010	17.696209	18.466169	4.35%	831
2009	12.366694	17.696209	43.10%	970
2008	22.660553	12.366694	-45.43%	0
2007	16.924911	22.660553	33.89%	0
2006	15.826592	16.924911	6.94%	0
2005	14.347068	15.826592	10.31%	0
2004	12.409946	14.347068	15.61%	0
2003*	10.000000	12.409946	24.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.912337	-0.88%	4,734
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
2006	21.561672	30.985466	43.71%	0
2005	16.674337	21.561672	29.31%	0
2004	14.335673	16.674337	16.31%	0
2003*	10.000000	14.335673	43.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.276793	16.324683	14.34%	0
2011	14.513836	14.276793	-1.63%	0
2010	13.205176	14.513836	9.91%	0
2009	9.687317	13.205176	36.31%	2,761
2008	15.686120	9.687317	-38.24%	2,761
2007	14.418372	15.686120	8.79%	2,761
2006	13.710361	14.418372	5.16%	3,164
2005	13.422048	13.710361	2.15%	3,164
2004	12.566816	13.422048	6.81%	3,164
2003*	10.000000	12.566816	25.67%	3,007
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.179611	1.80%	142
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.050085	18.226412	13.56%	5,741
2011	16.453716	16.050085	-2.45%	6,219
2010	15.096050	16.453716	8.99%	6,166
2009	12.579805	15.096050	20.00%	5,451
2008	19.086329	12.579805	-34.09%	0
2007	18.103254	19.086329	5.43%	0
2006	15.328391	18.103254	18.10%	0
2005	14.690284	15.328391	4.34%	0
2004	13.054616	14.690284	12.53%	0
2003*	10.000000	13.054616	30.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	713
2011	10.699132	10.299191	-3.74%	574
2010*	10.000000	10.699132	6.99%	364
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.037179	10.076431	11.50%	0
2011*	10.000000	9.037179	-9.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.523452	15.166777	12.15%	479
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.791710	11.103511	13.40%	20,777
2011	9.899139	9.791710	-1.09%	1,574
2010	9.017389	9.899139	9.78%	992
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.963430	11.277224	2.86%	567
2011	10.580908	10.963430	3.62%	218
2010	10.186610	10.580908	3.87%	367
2009	9.268369	10.186610	9.91%	361
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.698831	11.603661	19.64%	5,187
2011	10.912299	9.698831	-11.12%	6,969
2010	10.004291	10.912299	9.08%	7,701
2009	7.209163	10.004291	38.77%	4,382
2008	11.988593	7.209163	-39.87%	4,314
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.020713	10.378207	15.05%	3,338
2011	9.657187	9.020713	-6.59%	2,132
2010	8.337279	9.657187	15.83%	3,400
2009	6.130054	8.337279	36.01%	465
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.905590	9.069012	14.72%	14,224
2011	8.251065	7.905590	-4.19%	992
2010	7.586684	8.251065	8.76%	1,058
2009	5.923551	7.586684	28.08%	3,898
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
2005	12.815853	12.859225	0.34%	35
2004	11.878062	12.815853	7.90%	92
2003*	10.000000	11.878062	18.78%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.970799	14.580316	12.41%	1,775
2011	12.749463	12.970799	1.74%	1,901
2010	11.496573	12.749463	10.90%	1,915
2009	8.030534	11.496573	43.16%	1,967
2008	11.396831	8.030534	-29.54%	2,169
2007	11.273516	11.396831	1.09%	0
2006	10.400579	11.273516	8.39%	0
2005*	10.000000	10.400579	4.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
2010	13.260872	15.003144	13.14%	0
2009	10.549343	13.260872	25.70%	0
2008	17.147089	10.549343	-38.48%	0
2007	17.967360	17.147089	-4.57%	0
2006	15.864498	17.967360	13.26%	0
2005	15.572011	15.864498	1.88%	0
2004	13.571043	15.572011	14.74%	0
2003*	10.000000	13.571043	35.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.999172	9.822647	9.15%	1,025
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.682343	10.537733	8.83%	15,038
2011	10.014215	9.682343	-3.31%	13,125
2010	9.255380	10.014215	8.20%	13,125
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.400470	10.956237	5.34%	7,622
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.387965	10.337789	10.12%	2,843
2011	9.807936	9.387965	-4.28%	1,001
2010	8.986208	9.807936	9.14%	1,100
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.753487	9.829209	12.29%	1,001
2011	9.369473	8.753487	-6.57%	1,197
2010	8.437446	9.369473	11.05%	1,329
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.948976	10.728763	7.84%	327
2011	10.179093	9.948976	-2.26%	8,881
2010	9.526187	10.179093	6.85%	9,872
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.351786	11.956622	5.33%	835
2011	10.902664	11.351786	4.12%	936
2010	10.418934	10.902664	4.64%	249
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.309376	12.921209	4.97%	774
2011	11.843644	12.309376	3.93%	1,076
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0
2005	19.618701	25.444107	29.69%	0
2004	16.621951	19.618701	18.03%	0
2003*	10.000000	16.621951	66.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.477568	18.878910	14.57%	1,833
2011	21.720480	16.477568	-24.14%	39
2010	19.124700	21.720480	13.57%	16
2009	11.965826	19.124700	59.83%	0
2008	28.978949	11.965826	-58.71%	0
2007	20.332185	28.978949	42.53%	203
2006	15.192178	20.332185	33.83%	219
2005	11.700031	15.192178	29.85%	207
2004*	10.000000	11.700031	17.00%	118
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.515767	12.639749	0.99%	0
2011	11.906618	12.515767	5.12%	369
2010	11.595134	11.906618	2.69%	361
2009	11.521982	11.595134	0.63%	0
2008	10.914519	11.521982	5.57%	0
2007	10.394371	10.914519	5.00%	0
2006	10.262991	10.394371	1.28%	488
2005	10.140898	10.262991	1.20%	488
2004	10.020956	10.140898	1.20%	488
2003*	10.000000	10.020956	0.21%	1,013
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.733779	7.603572	12.92%	1,123
2011	7.634417	6.733779	-11.80%	578
2010	6.893687	7.634417	10.75%	564
2010	6.893687	7.634417	10.75%	564
2009	5.434017	6.893687	26.86%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0
2008*	10.000000	5.434017	-45.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.689283	17.819897	13.58%	1,080
2011	16.663996	15.689283	-5.85%	1,147
2010	14.833793	16.663996	12.34%	1,183
2009	11.899267	14.833793	24.66%	0
2008	19.226118	11.899267	-38.11%	0
2007	18.517327	19.226118	3.83%	0
2006	16.167042	18.517327	14.54%	0
2005	15.283768	16.167042	5.78%	0
2004	13.677198	15.283768	11.75%	0
2003*	10.000000	13.677198	36.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	653
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.302669	12.679994	3.07%	1,940
2011	12.195709	12.302669	0.88%	1,911
2010	11.752039	12.195709	3.78%	2,165
2009	10.993182	11.752039	6.90%	0
2008	11.936474	10.993182	-7.90%	0
2007	11.559372	11.936474	3.26%	0
2006	11.109804	11.559372	4.05%	0
2005	10.973047	11.109804	1.25%	0
2004	10.699211	10.973047	2.56%	0
2003*	10.000000	10.699211	6.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.267335	15.492993	8.59%	5,592
2011	14.563770	14.267335	-2.04%	5,497
2010	13.398560	14.563770	8.70%	5,669
2009	11.476005	13.398560	16.75%	5,919
2008	15.247123	11.476005	-24.73%	2,274
2007	14.726538	15.247123	3.54%	2,274
2006	13.494221	14.726538	9.13%	2,274
2005	13.070314	13.494221	3.24%	2,274
2004	12.175914	13.070314	7.35%	2,274
2003*	10.000000	12.175914	21.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
2010	14.351968	15.870272	10.58%	2,347
2009	11.773104	14.351968	21.90%	2,347
2008	17.510466	11.773104	-32.77%	2,347
2007	16.834397	17.510466	4.02%	2,347
2006	14.996405	16.834397	12.26%	2,347
2005	14.290884	14.996405	4.94%	2,347
2004	13.009258	14.290884	9.85%	2,347
2003*	10.000000	13.009258	30.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.450525	14.240613	5.87%	1,261
2011	13.447050	13.450525	0.03%	451
2010	12.644506	13.447050	6.35%	659
2009	11.262556	12.644506	12.27%	0
2008	13.527627	11.262556	-16.74%	0
2007	13.041070	13.527627	3.73%	0
2006	12.272756	13.041070	6.26%	0
2005	11.984874	12.272756	2.40%	0
2004	11.412415	11.984874	5.02%	0
2003*	10.000000	11.412415	14.12%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.072444	15.170352	16.05%	4,735
2011	13.680001	13.072444	-4.44%	4,937
2010	12.863456	13.680001	6.35%	5,296
2009*	10.000000	12.863456	28.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	33
2010	16.835846	20.822591	23.68%	0
2009	12.562143	16.835846	34.02%	0
2008	20.175812	12.562143	-37.74%	0
2007	19.142699	20.175812	5.40%	0
2006	17.774527	19.142699	7.70%	0
2005	16.178697	17.774527	9.86%	0
2004	14.264686	16.178697	13.42%	0
2003*	10.000000	14.264686	42.65%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.721147	9.526205	-2.01%	29,103
2011	9.918980	9.721147	-1.99%	4,436
2010	10.121394	9.918980	-2.00%	7,032
2009	10.323619	10.121394	-1.96%	0
2008	10.322317	10.323619	0.01%	0
2007	10.052363	10.322317	2.69%	1,678
2006	9.812418	10.052363	2.45%	0
2005	9.751932	9.812418	0.62%	940
2004	9.870861	9.751932	-1.20%	0
2003*	10.000000	9.870861	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.264856	14.591290	10.00%	715
2011	12.823431	13.264856	3.44%	1,149
2010	11.832311	12.823431	8.38%	340
2009	9.707104	11.832311	21.89%	0
2008	11.976073	9.707104	-18.95%	0
2007	11.681535	11.976073	2.52%	0
2006	11.369198	11.681535	2.75%	0
2005	11.353070	11.369198	0.14%	0
2004	10.874234	11.353070	4.40%	0
2003*	10.000000	10.874234	8.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
2008*	10.000000	6.042180	-39.58%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
2005	16.128964	17.670393	9.56%	0
2004	13.715059	16.128964	17.60%	0
2003*	10.000000	13.715059	37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.559930	9.809898	14.60%	0
2011	10.447829	8.559930	-18.07%	0
2010	10.071641	10.447829	3.74%	0
2009	7.936587	10.071641	26.90%	0
2008	15.124590	7.936587	-47.53%	0
2007	15.029456	15.124590	0.63%	0
2006	12.528177	15.029456	19.97%	0
2005	11.433814	12.528177	9.57%	0
2004*	10.000000	11.433814	14.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	2,999
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.915007	10.015678	12.35%	1,840
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.567551	10.908304	14.01%	4,176
2011	9.994435	9.567551	-4.27%	5,134
2010	8.524647	9.994435	17.24%	7,215
2009	6.667167	8.524647	27.86%	13,886
2008*	10.000000	6.667167	-33.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	207
2005	15.191147	16.039936	5.59%	148
2004	13.697399	15.191147	10.91%	0
2003*	10.000000	13.697399	36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
2005	19.100756	19.240517	0.73%	0
2004	16.659014	19.100756	14.66%	0
2003*	10.000000	16.659014	66.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
2010	16.239254	19.890197	22.48%	233
2009	12.326649	16.239254	31.74%	0
2008	20.404982	12.326649	-39.59%	0
2007	20.436580	20.404982	-0.15%	0
2006	18.659637	20.436580	9.52%	0
2005	16.998385	18.659637	9.77%	0
2004	14.602274	16.998385	16.41%	0
2003*	10.000000	14.602274	46.02%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	356
2009	9.904190	12.186641	23.05%	0
2008	17.309446	9.904190	-42.78%	0
2007	16.372298	17.309446	5.72%	0
2006	14.731332	16.372298	11.14%	0
2005	14.042516	14.731332	4.91%	0
2004	13.081852	14.042516	7.34%	0
2003*	10.000000	13.081852	30.82%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.407227	10.655105	13.27%	1,735
2011	9.043639	9.407227	4.02%	183
2010	7.108237	9.043639	27.23%	79
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.502750	13.477526	17.17%	174
2011	13.402685	11.502750	-14.18%	157
2010	12.859919	13.402685	4.22%	463
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
2010	9.717674	10.026637	3.18%	0
2009	8.749863	9.717674	11.06%	0
2008	10.313447	8.749863	-15.16%	0
2007	10.045719	10.313447	2.67%	0
2006	9.836823	10.045719	2.12%	0
2005	9.894218	9.836823	-0.58%	0
2004	10.018073	9.894218	-1.24%	0
2003*	10.000000	10.018073	0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.297587	13.114125	6.64%	0
2011	12.682542	12.297587	-3.04%	0
2010	10.819322	12.682542	17.22%	0
2009	8.993716	10.819322	20.30%	2,065
2008	15.162984	8.993716	-40.69%	2,208
2007	15.394913	15.162984	-1.51%	2,347
2006	14.924447	15.394913	3.15%	2,457
2005	14.799321	14.924447	0.85%	2,637
2004	13.498105	14.799321	9.64%	160
2003*	10.000000	13.498105	34.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
2010	12.748631	15.349366	20.40%	0
2009	9.898182	12.748631	28.80%	0
2008	16.679488	9.898182	-40.66%	0
2007	15.817494	16.679488	5.45%	0
2006	14.194362	15.817494	11.44%	0
2005	13.553780	14.194362	4.73%	0
2004	12.209006	13.553780	11.01%	0
2003*	10.000000	12.209006	22.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.463084	14.772635	18.53%	230
2011	13.897281	12.463084	-10.32%	230
2010	12.259793	13.897281	13.36%	291
2009	8.975445	12.259793	36.59%	2,541
2008	15.353730	8.975445	-41.54%	2,717
2007	14.773726	15.353730	3.93%	2,888
2006	12.840264	14.773726	15.06%	3,284
2005	11.487770	12.840264	11.77%	3,363
2004*	10.000000	11.487770	14.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.049612	22.578856	18.53%	2,121
2011	21.249728	19.049612	-10.35%	2,270
2010	18.740224	21.249728	13.39%	2,417
2009	13.722341	18.740224	36.57%	2,563
2008	23.467650	13.722341	-41.53%	2,563
2007	22.576320	23.467650	3.95%	2,563
2006	19.627656	22.576320	15.02%	2,563
2005	17.558275	19.627656	11.79%	2,563
2004	15.071262	17.558275	16.50%	2,563
2003*	10.000000	15.071262	50.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
2009	9.990364	12.531309	25.43%	2,081
2008	16.610661	9.990364	-39.86%	2,081
2007	16.275822	16.610661	2.06%	2,081
2006	14.471295	16.275822	12.47%	2,376
2005	13.964102	14.471295	3.63%	2,376
2004	13.055094	13.964102	6.96%	2,376
2003*	10.000000	13.055094	30.55%	2,262

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
2009	12.464953	16.721060	34.14%	0
2008	20.517229	12.464953	-39.25%	0
2007	21.233889	20.517229	-3.38%	0
2006	18.896219	21.233889	12.37%	0
2005	17.573405	18.896219	7.53%	0
2004	15.046104	17.573405	16.80%	0
2003*	10.000000	15.046104	50.46%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.574216	5.74%	19,057
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.321835	12.706539	3.12%	997
2011	11.596615	12.321835	6.25%	1,089
2010	10.819270	11.596615	7.18%	305
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.121145	11.524803	3.63%	431
2011	11.234258	11.121145	-1.01%	248
2010	10.898362	11.234258	3.08%	312
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.956927	10.684266	7.30%	29,696
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
2005	13.348624	13.766406	3.13%	0
2004	12.258826	13.348624	8.89%	0
2003*	10.000000	12.258826	22.59%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
2005	14.379043	15.811219	9.96%	0
2004	12.627350	14.379043	13.87%	0
2003*	10.000000	12.627350	26.27%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
2005	12.038057	12.469622	3.59%	0
2004	11.695132	12.038057	2.93%	0
2003*	10.000000	11.695132	16.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	3,446
2011	10.494926	11.353689	8.18%	130
2010*	10.000000	10.494926	4.95%	72
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
2005	10.279707	10.471001	1.86%	0
2004	10.078970	10.279707	1.99%	0
2003*	10.000000	10.078970	0.79%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
2005	13.507234	14.844367	9.90%	0
2004	12.520883	13.507234	7.88%	0
2003*	10.000000	12.520883	25.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.689733	-3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	3,597
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.844951	15.692372	5.71%	1,149
2011	15.877167	14.844951	-6.50%	1,171
2010	12.779480	15.877167	24.24%	0
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
2007	17.405833	17.875638	2.70%	0
2006	15.189296	17.405833	14.59%	0
2005	14.824901	15.189296	2.46%	0
2004	13.608022	14.824901	8.94%	0
2003*	10.000000	13.608022	36.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
2005	17.154343	17.918036	4.45%	0
2004	14.707841	17.154343	16.63%	0
2003*	10.000000	14.707841	47.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0
2010	11.844314	12.195460	2.96%	0
2009	10.971485	11.844314	7.96%	0
2008	11.381929	10.971485	-3.61%	0
2007	10.613767	11.381929	7.24%	0
2006	10.665985	10.613767	-0.49%	0
2005	10.721060	10.665985	-0.51%	0
2004	10.344356	10.721060	3.64%	0
2003*	10.000000	10.344356	3.44%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	0
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
2007	17.295269	16.865337	-2.49%	0
2006	15.114823	17.295269	14.43%	0
2005	14.763325	15.114823	2.38%	0
2004	13.388693	14.763325	10.27%	0
2003*	10.000000	13.388693	33.89%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	0
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	0
2006	11.152811	13.134493	17.77%	0
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.925196	22.587974	13.36%	0
2011	20.227547	19.925196	-1.49%	0
2010	16.411804	20.227547	23.25%	0
2009	13.401442	16.411804	22.46%	0
2008	19.804932	13.401442	-32.33%	0
2007	20.355099	19.804932	-2.70%	0
2006	18.162532	20.355099	12.07%	0
2005	17.290778	18.162532	5.04%	0
2004	14.482926	17.290778	19.39%	0
2003*	10.000000	14.482926	44.83%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0
2010	12.866647	14.435165	12.19%	0
2009	10.421639	12.866647	23.46%	0
2008	16.975537	10.421639	-38.61%	0
2007	16.508747	16.975537	2.83%	0
2006	14.628794	16.508747	12.85%	0
2005	14.300041	14.628794	2.30%	0
2004	13.229679	14.300041	8.09%	0
2003*	10.000000	13.229679	32.30%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	0
2007	15.019248	15.717602	4.65%	0
2006	13.194185	15.019248	13.83%	0
2005	12.936823	13.194185	1.99%	0
2004	12.603055	12.936823	2.65%	0
2003*	10.000000	12.603055	26.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0
2005	14.911623	15.418441	3.40%	0
2004	13.709405	14.911623	8.77%	0
2003*	10.000000	13.709405	37.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
2005	13.526220	13.474333	-0.38%	0
2004	12.892635	13.526220	4.91%	0
2003*	10.000000	12.892635	28.93%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	0
2009	9.687723	11.401817	17.69%	0
2008	10.698526	9.687723	-9.45%	0
2007	10.389604	10.698526	2.97%	0
2006	10.206382	10.389604	1.80%	0
2005	10.317582	10.206382	-1.08%	0
2004	10.195062	10.317582	1.20%	0
2003*	10.000000	10.195062	1.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
2010	14.021066	16.364877	16.72%	0
2009	9.699975	14.021066	44.55%	0
2008	21.720703	9.699975	-55.34%	0
2007	15.227511	21.720703	42.64%	0
2006	13.330408	15.227511	14.23%	0
2005*	10.000000	13.330408	33.30%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	0
2010	12.761021	14.364228	12.56%	0
2009	10.030605	12.761021	27.22%	0
2008	17.907811	10.030605	-43.99%	0
2007	18.054937	17.907811	-0.81%	0
2006	15.368821	18.054937	17.48%	0
2005	14.861653	15.368821	3.41%	0
2004	13.640353	14.861653	8.95%	0
2003*	10.000000	13.640353	36.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	0
2008	18.630533	9.614980	-48.39%	0
2007	15.018540	18.630533	24.05%	0
2006	14.386490	15.018540	4.39%	0
2005	13.920691	14.386490	3.35%	0
2004	13.781718	13.920691	1.01%	0
2003*	10.000000	13.781718	37.82%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.828449	13.268945	3.43%	0
2011	12.235391	12.828449	4.85%	0
2010	11.614755	12.235391	5.34%	0
2009	10.269217	11.614755	13.10%	0
2008	10.860076	10.269217	-5.44%	0
2007	10.653482	10.860076	1.94%	0
2006	10.443820	10.653482	2.01%	0
2005	10.463537	10.443820	-0.19%	0
2004	10.252933	10.463537	2.05%	0
2003*	10.000000	10.252933	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	0
2010	20.280943	25.541510	25.94%	0
2009	14.815738	20.280943	36.89%	0
2008	25.046511	14.815738	-40.85%	0
2007	22.172632	25.046511	12.96%	0
2006	20.137717	22.172632	10.10%	0
2005	17.419498	20.137717	15.60%	0
2004	14.266319	17.419498	22.10%	0
2003*	10.000000	14.266319	42.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
2005	16.339193	19.011494	16.36%	0
2004	14.721125	16.339193	10.99%	0
2003*	10.000000	14.721125	47.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.256482	12.100155	17.98%	0
2011	12.675044	10.256482	-19.08%	0
2010	11.469080	12.675044	10.51%	0
2009	9.278251	11.469080	23.61%	0
2008	16.899403	9.278251	-45.10%	0
2007	14.740282	16.899403	14.65%	0
2006	12.772696	14.740282	15.40%	0
2005	10.981123	12.772696	16.32%	0
2004*	10.000000	10.981123	9.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	0
2009	10.371849	15.965456	53.93%	0
2008	21.738230	10.371849	-52.29%	0
2007	21.050300	21.738230	3.27%	0
2006	18.524206	21.050300	13.64%	0
2005	18.462717	18.524206	0.33%	0
2004	16.557596	18.462717	11.51%	0
2003*	10.000000	16.557596	65.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	0
2010	12.961698	15.317214	18.17%	0
2009	11.277073	12.961698	14.94%	0
2008	15.793448	11.277073	-28.60%	0
2007	16.571233	15.793448	-4.69%	0
2006	14.443825	16.571233	14.73%	0
2005	14.256750	14.443825	1.31%	0
2004	13.112843	14.256750	8.72%	0
2003*	10.000000	13.112843	31.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.927081	23.106579	15.96%	0
2011	21.138214	19.927081	-5.73%	0
2010	16.830295	21.138214	25.60%	0
2009	13.303765	16.830295	26.51%	0
2008	20.277923	13.303765	-34.39%	0
2007	21.209528	20.277923	-4.39%	0
2006	18.509091	21.209528	14.59%	0
2005	17.372271	18.509091	6.54%	0
2004	14.332287	17.372271	21.21%	0
2003*	10.000000	14.332287	43.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.862752	16.472627	10.83%	0
2011	18.033354	14.862752	-17.58%	0
2010	15.666580	18.033354	15.11%	0
2009	9.264846	15.666580	69.10%	0
2008	19.986509	9.264846	-53.64%	0
2007	15.856537	19.986509	26.05%	0
2006	12.629924	15.856537	25.55%	0
2005*	10.000000	12.629924	26.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
2005	15.901138	17.160035	7.92%	0
2004	13.696109	15.901138	16.10%	0
2003*	10.000000	13.696109	36.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.130513	14.055969	15.87%	0
2011	13.864631	12.130513	-12.51%	0
2010	13.056913	13.864631	6.19%	0
2009	9.716040	13.056913	34.39%	0
2008	16.641751	9.716040	-41.62%	0
2007	14.718460	16.641751	13.07%	0
2006	12.370668	14.718460	18.98%	0
2005	11.466910	12.370668	7.88%	0
2004*	10.000000	11.466910	14.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.419922	17.377782	12.70%	0
2011	15.873629	15.419922	-2.86%	0
2010	14.168344	15.873629	12.04%	0
2009	12.187430	14.168344	16.25%	0
2008	11.715354	12.187430	4.03%	0
2007	10.773268	11.715354	8.74%	0
2006	9.746350	10.773268	10.54%	0
2005*	10.000000	9.746350	-2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.171094	1.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.924311	9.967774	11.69%	0
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	0
2006	12.835888	13.883000	8.16%	0
2005	12.171323	12.835888	5.46%	0
2004	11.474432	12.171323	6.07%	0
2003*	10.000000	11.474432	14.74%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
2008	22.604261	12.329659	-45.45%	0
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	0
2005	14.333356	15.803415	10.26%	0
2004	12.404395	14.333356	15.55%	0
2003*	10.000000	12.404395	24.04%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	0
2005	16.658394	21.530106	29.24%	0
2004	14.329271	16.658394	16.25%	0
2003*	10.000000	14.329271	43.29%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.212263	16.242599	14.29%	0
2011	14.455594	14.212263	-1.68%	0
2010	13.158892	14.455594	9.85%	0
2009	9.658288	13.158892	36.24%	0
2008	15.647124	9.658288	-38.27%	0
2007	14.389907	15.647124	8.74%	0
2006	13.690268	14.389907	5.11%	0
2005	13.409185	13.690268	2.10%	0
2004	12.561188	13.409185	6.75%	0
2003*	10.000000	12.561188	25.61%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.977548	18.134765	13.50%	0
2011	16.387708	15.977548	-2.50%	0
2010	15.043167	16.387708	8.94%	0
2009	12.542134	15.043167	19.94%	0
2008	19.038918	12.542134	-34.12%	0
2007	18.067550	19.038918	5.38%	0
2006	15.305948	18.067550	18.04%	0
2005	14.676237	15.305948	4.29%	0
2004	13.048782	14.676237	12.47%	0
2003*	10.000000	13.048782	30.49%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	0
2005	12.803603	12.840388	0.29%	0
2004	11.872754	12.803603	7.84%	0
2003*	10.000000	11.872754	18.73%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	0
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	0
2009	8.015516	11.469253	43.09%	0
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.264017	16.509610	15.74%	0
2011	14.942924	14.264017	-4.54%	0
2010	13.214377	14.942924	13.08%	0
2009	10.517723	13.214377	25.64%	0
2008	17.104463	10.517723	-38.51%	0
2007	17.931895	17.104463	-4.61%	0
2006	15.841252	17.931895	13.20%	0
2005	15.557110	15.841252	1.83%	0
2004	13.564975	15.557110	14.69%	0
2003*	10.000000	13.564975	35.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0
2005	19.599967	25.406901	29.63%	0
2004	16.614545	19.599967	17.97%	0
2003*	10.000000	16.614545	66.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	0
2011	21.646792	16.413292	-24.18%	0
2010	19.069526	21.646792	13.52%	0
2009	11.937394	19.069526	59.75%	0
2008	28.924923	11.937394	-58.73%	0
2007	20.304691	28.924923	42.45%	0
2006	15.179352	20.304691	33.77%	0
2005	11.696090	15.179352	29.78%	0
2004*	10.000000	11.696090	16.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.459214	12.576205	0.94%	0
2011	11.858848	12.459214	5.06%	0
2010	11.554510	11.858848	2.63%	0
2009	11.487475	11.554510	0.58%	0
2008	10.887396	11.487475	5.51%	0
2007	10.373859	10.887396	4.95%	0
2006	10.247946	10.373859	1.23%	0
2005	10.131190	10.247946	1.15%	0
2004	10.016466	10.131190	1.15%	0
2003*	10.000000	10.016466	0.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.618402	17.730313	13.52%	0
2011	16.597157	15.618402	-5.90%	0
2010	14.781833	16.597157	12.28%	0
2009	11.863639	14.781833	24.60%	0
2008	19.178354	11.863639	-38.14%	0
2007	18.480800	19.178354	3.77%	0
2006	16.143361	18.480800	14.48%	907
2005	15.269138	16.143361	5.73%	907
2004	13.671080	15.269138	11.69%	907
2003*	10.000000	13.671080	36.71%	907
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	0
2010	11.710874	12.146789	3.72%	0
2009	10.960275	11.710874	6.85%	0
2008	11.906822	10.960275	-7.95%	0
2007	11.536569	11.906822	3.21%	0
2006	11.093530	11.536569	3.99%	0
2005	10.962542	11.093530	1.19%	0
2004	10.694430	10.962542	2.51%	0
2003*	10.000000	10.694430	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.202895	15.415135	8.54%	0
2011	14.505369	14.202895	-2.09%	0
2010	13.351629	14.505369	8.64%	0
2009	11.441639	13.351629	16.69%	0
2008	15.209225	11.441639	-24.77%	0
2007	14.697465	15.209225	3.48%	0
2006	13.474435	14.697465	9.08%	0
2005	13.057801	13.474435	3.19%	0
2004	12.170466	13.057801	7.29%	0
2003*	10.000000	12.170466	21.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.153935	16.884961	11.42%	0
2011	15.806595	15.153935	-4.13%	0
2010	14.301683	15.806595	10.52%	0
2009	11.737844	14.301683	21.84%	0
2008	17.466945	11.737844	-32.80%	0
2007	16.801179	17.466945	3.96%	0
2006	14.974431	16.801179	12.20%	0
2005	14.277204	14.974431	4.88%	0
2004	13.003440	14.277204	9.80%	0
2003*	10.000000	13.003440	30.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
2010	12.600211	13.393125	6.29%	0
2009	11.228823	12.600211	12.21%	0
2008	13.494008	11.228823	-16.79%	0
2007	13.015336	13.494008	3.68%	0
2006	12.254779	13.015336	6.21%	0
2005	11.973403	12.254779	2.35%	0
2004	11.407324	11.973403	4.96%	0
2003*	10.000000	11.407324	14.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	0
2009	12.524529	16.776873	33.95%	0
2008	20.125702	12.524529	-37.77%	0
2007	19.104962	20.125702	5.34%	0
2006	17.748516	19.104962	7.64%	0
2005	16.163229	17.748516	9.81%	0
2004	14.258318	16.163229	13.36%	0
2003*	10.000000	14.258318	42.58%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	0
2010	10.085748	9.879005	-2.05%	0
2009	10.292513	10.085748	-2.01%	0
2008	10.296468	10.292513	-0.04%	0
2007	10.032335	10.296468	2.63%	0
2006	9.797849	10.032335	2.39%	0
2005	9.742408	9.797849	0.57%	0
2004	9.866252	9.742408	-1.26%	0
2003*	10.000000	9.866252	-1.34%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	0
2009	9.678036	11.790877	21.83%	0
2008	11.946313	9.678036	-18.99%	0
2007	11.658490	11.946313	2.47%	0
2006	11.352549	11.658490	2.69%	0
2005	11.342216	11.352549	0.09%	0
2004	10.869371	11.342216	4.35%	0
2003*	10.000000	10.869371	8.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
2008*	10.000000	6.040119	-39.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
2004	13.710396	16.115262	17.54%	0
2003*	10.000000	13.710396	37.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	0
2011	10.412351	8.526504	-18.11%	0
2010	10.042568	10.412351	3.68%	0
2009	7.917718	10.042568	26.84%	0
2008	15.096355	7.917718	-47.55%	0
2007	15.009110	15.096355	0.58%	0
2006	12.517575	15.009110	19.90%	0
2005	11.429957	12.517575	9.52%	0
2004*	10.000000	11.429957	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0
2007	16.157321	17.327684	7.24%	0
2006	16.016489	16.157321	0.88%	0
2005	15.176647	16.016489	5.53%	0
2004	13.691297	15.176647	10.85%	0
2003*	10.000000	13.691297	36.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	0
2009	13.276762	16.367565	23.28%	0
2008	20.022505	13.276762	-33.69%	0
2007	22.037087	20.022505	-9.14%	0
2006	19.212316	22.037087	14.70%	0
2005	19.082471	19.212316	0.68%	0
2004	16.651575	19.082471	14.60%	0
2003*	10.000000	16.651575	66.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	0
2009	12.289743	16.182369	31.67%	0
2008	20.354304	12.289743	-39.62%	0
2007	20.396289	20.354304	-0.21%	0
2006	18.632321	20.396289	9.47%	0
2005	16.982135	18.632321	9.72%	0
2004	14.595763	16.982135	16.35%	0
2003*	10.000000	14.595763	45.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	0
2009	9.874518	12.143921	22.98%	0
2008	17.266434	9.874518	-42.81%	0
2007	16.339996	17.266434	5.67%	0
2006	14.709754	16.339996	11.08%	0
2005	14.029076	14.709754	4.85%	0
2004	13.076000	14.029076	7.29%	0
2003*	10.000000	13.076000	30.76%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	0
2009	8.723651	9.683630	11.00%	0
2008	10.287811	8.723651	-15.20%	0
2007	10.025895	10.287811	2.61%	0
2006	9.822401	10.025895	2.07%	0
2005	9.884739	9.822401	-0.63%	0
2004	10.013601	9.884739	-1.29%	0
2003*	10.000000	10.013601	0.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.241974	13.048146	6.59%	0
2011	12.631632	12.241974	-3.08%	0
2010	10.781398	12.631632	17.16%	0
2009	8.966769	10.781398	20.24%	0
2008	15.125283	8.966769	-40.72%	0
2007	15.364529	15.125283	-1.56%	0
2006	14.902574	15.364529	3.10%	0
2005	14.785157	14.902574	0.79%	0
2004	13.492076	14.785157	9.58%	0
2003*	10.000000	13.492076	34.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	0
2007	15.787973	16.639823	5.40%	0
2006	14.175083	15.787973	11.38%	0
2005	13.542257	14.175083	4.67%	0
2004	12.204855	13.542257	10.96%	0
2003*	10.000000	12.204855	22.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.414476	14.707503	18.47%	0
2011	13.850131	12.414476	-10.37%	0
2010	12.224418	13.850131	13.30%	0
2009	8.954115	12.224418	36.52%	0
2008	15.325079	8.954115	-41.57%	0
2007	14.753720	15.325079	3.87%	0
2006	12.829390	14.753720	15.00%	0
2005	11.483888	12.829390	11.72%	0
2004*	10.000000	11.483888	14.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
2005	17.541465	19.598892	11.73%	0
2004	15.064518	17.541465	16.44%	0
2003*	10.000000	15.064518	50.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.833864	15.800170	14.21%	0
2011	14.167352	13.833864	-2.35%	0
2010	12.487411	14.167352	13.45%	0
2009	9.960457	12.487411	25.37%	0
2008	16.569401	9.960457	-39.89%	0
2007	16.243720	16.569401	2.00%	0
2006	14.450104	16.243720	12.41%	0
2005	13.950757	14.450104	3.58%	0
2004	13.049268	13.950757	6.91%	0
2003*	10.000000	13.049268	30.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
2010	16.662466	20.084220	20.54%	0
2009	12.427622	16.662466	34.08%	0
2008	20.466250	12.427622	-39.28%	0
2007	21.192011	20.466250	-3.42%	0
2006	18.868546	21.192011	12.31%	0
2005	17.556599	18.868546	7.47%	0
2004	15.039396	17.556599	16.74%	0
2003*	10.000000	15.039396	50.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
2004	12.254650	13.337274	8.83%	0
2003*	10.000000	12.254650	22.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
2005	14.366828	15.789756	9.90%	0
2004	12.623059	14.366828	13.81%	0
2003*	10.000000	12.623059	26.23%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
2005	12.027836	12.452706	3.53%	0
2004	11.691158	12.027836	2.88%	0
2003*	10.000000	11.691158	16.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
2008	10.931263	9.587654	-12.29%	0
2007	10.607728	10.931263	3.05%	0
2006	10.456755	10.607728	1.44%	0
2005	10.270946	10.456755	1.81%	0
2004	10.075530	10.270946	1.94%	0
2003*	10.000000	10.075530	0.76%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
2005	13.493469	14.821686	9.84%	0
2004	12.514501	13.493469	7.82%	0
2003*	10.000000	12.514501	25.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.686419	-3.14%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	0
2006	15.167034	17.371482	14.53%	0
2005	14.810710	15.167034	2.41%	0
2004	13.601946	14.810710	8.89%	0
2003*	10.000000	13.601946	36.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
2004	14.701271	17.137935	16.57%	0
2003*	10.000000	14.701271	47.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	269
2011	12.145743	13.288066	9.41%	223
2010	11.802059	12.145743	2.91%	265
2009	10.937930	11.802059	7.90%	258
2008	11.352913	10.937930	-3.66%	0
2007	10.592145	11.352913	7.18%	393
2006	10.649676	10.592145	-0.54%	393
2005	10.710117	10.649676	-0.56%	393
2004	10.339077	10.710117	3.59%	393
2003*	10.000000	10.339077	3.39%	393
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	0
2006	15.092690	17.261152	14.37%	0
2005	14.749211	15.092690	2.33%	0
2004	13.382710	14.749211	10.21%	0
2003*	10.000000	13.382710	33.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	1,126
2011	13.711769	13.311218	-2.92%	1,630
2010	11.771784	13.711769	16.48%	1,661
2009	9.263543	11.771784	27.08%	1,901
2008	12.534662	9.263543	-26.10%	2,544
2007	13.123367	12.534662	-4.49%	2,013
2006	11.149040	13.123367	17.71%	0
2005*	10.000000	11.149040	11.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
2010	16.354284	20.146375	23.19%	0
2009	13.361291	16.354284	22.40%	0
2008	19.755702	13.361291	-32.37%	0
2007	20.314945	19.755702	-2.75%	0
2006	18.135933	20.314945	12.01%	0
2005	17.274245	18.135933	4.99%	0
2004	14.476466	17.274245	19.33%	0
2003*	10.000000	14.476466	44.76%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
2010	12.821532	14.377214	12.13%	0
2009	10.390411	12.821532	23.40%	0
2008	16.933338	10.390411	-38.64%	0
2007	16.476163	16.933338	2.77%	0
2006	14.607347	16.476163	12.79%	0
2005	14.286350	14.607347	2.25%	0
2004	13.223766	14.286350	8.04%	0
2003*	10.000000	13.223766	32.24%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	0
2008	15.678515	10.786840	-31.20%	0
2007	14.989587	15.678515	4.60%	0
2006	13.174846	14.989587	13.77%	0
2005	12.924440	13.174846	1.94%	0
2004	12.597418	12.924440	2.60%	0
2003*	10.000000	12.597418	25.97%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0
2005	14.897335	15.395830	3.35%	0
2004	13.703275	14.897335	8.71%	0
2003*	10.000000	13.703275	37.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
2005	13.513275	13.454576	-0.43%	0
2004	12.886877	13.513275	4.86%	0
2003*	10.000000	12.886877	28.87%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	0
2007	10.369103	10.671951	2.92%	982
2006	10.191431	10.369103	1.74%	982
2005	10.307707	10.191431	-1.13%	982
2004	10.190502	10.307707	1.15%	982
2003*	10.000000	10.190502	1.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
2009	8.879971	10.776056	21.35%	0
2008	12.121398	8.879971	-26.74%	0
2007	11.420894	12.121398	6.13%	0
2006	10.645340	11.420894	7.29%	0
2005*	10.000000	10.645340	6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0
2010	10.673348	11.946635	11.93%	0
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
2007	11.976237	12.891909	7.65%	0
2006	10.950625	11.976237	9.37%	0
2005*	10.000000	10.950625	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0
2008	13.413650	8.118923	-39.47%	0
2007	12.336072	13.413650	8.74%	0
2006	11.157822	12.336072	10.56%	0
2005*	10.000000	11.157822	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0
2007	15.214616	21.691185	42.57%	0
2006	13.325902	15.214616	14.17%	0
2005*	10.000000	13.325902	33.26%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	1,872
2011	14.306539	14.098424	-1.45%	2,450
2010	12.716264	14.306539	12.51%	2,574
2009	10.000530	12.716264	27.16%	2,670
2008	17.863277	10.000530	-44.02%	2,692
2007	18.019294	17.863277	-0.87%	1,874
2006	15.346286	18.019294	17.42%	621
2005	14.847432	15.346286	3.36%	621
2004	13.634249	14.847432	8.90%	621
2003*	10.000000	13.634249	36.34%	621

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	22
2011	14.562929	14.253099	-2.13%	23
2010	12.009351	14.562929	21.26%	25
2009	9.586162	12.009351	25.28%	27
2008	18.584218	9.586162	-48.42%	24
2007	14.988895	18.584218	23.99%	0
2006	14.365402	14.988895	4.34%	0
2005	13.907364	14.365402	3.29%	0
2004	13.775565	13.907364	0.96%	0
2003*	10.000000	13.775565	37.76%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	512
2011	12.186292	12.770479	4.79%	441
2010	11.574050	12.186292	5.29%	490
2009	10.238451	11.574050	13.04%	478
2008	10.833067	10.238451	-5.49%	551
2007	10.632447	10.833067	1.89%	695
2006	10.428513	10.632447	1.96%	0
2005	10.453517	10.428513	-0.24%	0
2004	10.248354	10.453517	2.00%	0
2003*	10.000000	10.248354	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	386
2011	25.439024	22.202713	-12.72%	384
2010	20.209885	25.439024	25.87%	723
2009	14.771355	20.209885	36.82%	291
2008	24.984269	14.771355	-40.88%	300
2007	22.128891	24.984269	12.90%	583
2006	20.108230	22.128891	10.05%	297
2005	17.402840	20.108230	15.55%	297
2004	14.259951	17.402840	22.04%	297
2003*	10.000000	14.259951	42.60%	297
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
2005	16.323571	18.983665	16.30%	0
2004	14.714552	16.323571	10.93%	0
2003*	10.000000	14.714552	47.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	1,546
2011	12.632032	10.216457	-19.12%	2,018
2010	11.435989	12.632032	10.46%	1,841
2009	9.256215	11.435989	23.55%	1,995
2008	16.867887	9.256215	-45.13%	2,325
2007	14.720344	16.867887	14.59%	1,182
2006	12.761915	14.720344	15.35%	0
2005	10.977423	12.761915	16.26%	0
2004*	10.000000	10.977423	9.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
2010	15.909472	19.678013	23.69%	0
2009	10.340763	15.909472	53.85%	0
2008	21.684189	10.340763	-52.31%	0
2007	21.008749	21.684189	3.22%	0
2006	18.497060	21.008749	13.58%	0
2005	18.445047	18.497060	0.28%	0
2004	16.550196	18.445047	11.45%	0
2003*	10.000000	16.550196	65.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	17,364
2011	11.327373	11.354426	0.24%	23,210
2010	10.268844	11.327373	10.31%	24,172
2009	7.735514	10.268844	32.75%	23,315
2008	11.232890	7.735514	-31.14%	23,545
2007	11.059653	11.232890	1.57%	30,197
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
2010	12.916245	15.255724	18.11%	0
2009	11.243269	12.916245	14.88%	0
2008	15.754182	11.243269	-28.63%	0
2007	16.538532	15.754182	-4.74%	319
2006	14.422662	16.538532	14.67%	319
2005	14.243111	14.422662	1.26%	496
2004	13.106978	14.243111	8.67%	319
2003*	10.000000	13.106978	31.07%	319

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	1,033
2011	21.053389	19.837005	-5.78%	1,758
2010	16.771307	21.053389	25.53%	1,709
2009	13.263898	16.771307	26.44%	1,967
2008	20.227505	13.263898	-34.43%	2,682
2007	21.167670	20.227505	-4.44%	1,835
2006	18.481973	21.167670	14.53%	0
2005	17.355641	18.481973	6.49%	0
2004	14.325876	17.355641	21.15%	0
2003*	10.000000	14.325876	43.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.812271	16.408276	10.77%	0
2011	17.981258	14.812271	-17.62%	0
2010	15.629287	17.981258	15.05%	0
2009	9.247507	15.629287	69.01%	0
2008	19.959312	9.247507	-53.67%	0
2007	15.843098	19.959312	25.98%	0
2006	12.625657	15.843098	25.48%	0
2005*	10.000000	12.625657	26.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
2005	15.885923	17.134893	7.86%	0
2004	13.689987	15.885923	16.04%	0
2003*	10.000000	13.689987	36.90%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.083161	13.993935	15.81%	1,967
2011	13.817559	12.083161	-12.55%	2,528
2010	13.019215	13.817559	6.13%	2,420
2009	9.692944	13.019215	34.32%	2,711
2008	16.610689	9.692944	-41.65%	3,540
2007	14.698535	16.610689	13.01%	1,921
2006	12.360206	14.698535	18.92%	0
2005	11.463043	12.360206	7.83%	0
2004*	10.000000	11.463043	14.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
2011	15.827809	15.367574	-2.91%	0
2010	14.134654	15.827809	11.98%	0
2009	12.164656	14.134654	16.19%	0
2008	11.699431	12.164656	3.98%	0
2007	10.764143	11.699431	8.69%	0
2006	9.743053	10.764143	10.48%	0
2005*	10.000000	9.743053	-2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
2011	10.299959	8.919009	-13.41%	0
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	706
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	0
2006	12.817080	13.855599	8.10%	0
2005	12.159675	12.817080	5.41%	0
2004	11.496301	12.159675	6.02%	0
2003*	10.000000	11.469301	14.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	2,051
2011	18.318292	16.689381	-8.89%	2,841
2010	17.572410	18.318292	4.24%	3,264
2009	12.292714	17.572410	42.95%	2,845
2008	22.548081	12.292714	-45.48%	3,187
2007	16.858184	22.548081	33.75%	1,681
2006	15.780255	16.858184	6.83%	0
2005	14.319641	15.780255	10.20%	0
2004	12.398860	14.319641	15.49%	0
2003*	10.000000	12.398860	23.99%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
2005	16.642455	21.498566	29.18%	0
2004	14.322870	16.642455	16.19%	0
2003*	10.000000	14.322870	43.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.148047	16.160930	14.23%	0
2011	14.397616	14.148047	-1.73%	0
2010	13.112809	14.397616	9.80%	0
2009	9.629378	13.112809	36.18%	0
2008	15.608271	9.629378	-38.31%	0
2007	14.361547	15.608271	8.68%	0
2006	13.670234	14.361547	5.06%	0
2005	13.396381	13.670234	2.04%	0
2004	12.555586	13.396381	6.70%	0
2003*	10.000000	12.555586	25.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	3,479
2011	16.321966	15.905352	-2.55%	5,138
2010	14.990464	16.321966	8.88%	5,246
2009	12.504566	14.990464	19.88%	5,736
2008	18.991604	12.504566	-34.16%	6,829
2007	18.031896	18.991604	5.32%	4,147
2006	15.283513	18.031896	17.98%	0
2005	14.662186	15.283513	4.24%	0
2004	13.042944	14.662186	12.41%	0
2003*	10.000000	13.042944	30.43%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	200
2011	10.691901	10.281748	-3.84%	192
2010*	10.000000	10.691901	6.92%	199
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	2,069
2011	13.708726	13.486709	-1.62%	2,209
2010	12.375076	13.708726	10.78%	2,228
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	33,656
2011	9.852092	9.735254	-1.19%	21,715
2010	8.983685	9.852092	9.67%	21,715
2009	7.435416	8.983685	20.82%	23,861
2008	10.815492	7.435416	-31.25%	27,697
2007	10.409468	10.815492	3.90%	17,004
2006*	10.000000	10.409468	4.09%	11,635

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	2,832
2011	10.530616	10.900226	3.51%	2,947
2010	10.148537	10.530616	3.76%	3,269
2009	9.243153	10.148537	9.80%	3,552
2008	10.475613	9.243153	-11.77%	4,595
2007	10.391646	10.475613	0.81%	3,448
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	2,590
2011	10.860433	9.642894	-11.21%	3,220
2010	9.966894	10.860433	8.97%	3,069
2009	7.189544	9.966894	38.63%	3,249
2008	11.968200	7.189544	-39.93%	4,039
2007	10.690610	11.968200	11.95%	2,646
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	1,328
2011	9.611252	8.968657	-6.69%	1,397
2010	8.306090	9.611252	15.71%	1,396
2009	6.113361	8.306090	35.87%	1,427
2008	11.194081	6.113361	-45.39%	1,394
2007	10.219554	11.194081	9.54%	1,267
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	776
2008	9.752934	5.913455	-39.37%	741
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	0
2006	12.821551	13.884132	8.29%	0
2005	12.791328	12.821551	0.24%	0
2004	11.867438	12.791328	7.79%	0
2003*	10.000000	11.867438	18.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
2009	10.486221	13.168073	25.58%	0
2008	17.061953	10.486221	-38.54%	0
2007	17.896513	17.061953	-4.66%	0
2006	15.818035	17.896513	13.14%	0
2005	15.542219	15.818035	1.77%	0
2004	13.558912	15.542219	14.63%	0
2003*	10.000000	13.558912	35.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	3,168
2011	9.986977	9.646172	-3.41%	3,168
2010	9.239626	9.986977	8.09%	3,168
2009	7.876573	9.239626	17.31%	3,168
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	3,101
2011	9.781278	9.352918	-4.38%	3,101
2010	8.970926	9.781278	9.03%	3,101
2009	7.514175	8.970926	19.39%	3,101
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	7,033
2011	9.343985	8.720778	-6.67%	7,033
2010	8.423079	9.343985	10.93%	7,033
2009	6.797165	8.423079	23.92%	7,033
2008*	10.000000	6.797165	-32.03%	7,033
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	1,047
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0
2005	19.581218	25.369691	29.56%	0
2004	16.607127	19.581218	17.91%	0
2003*	10.000000	16.607127	66.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	0
2011	21.573303	16.349230	-24.22%	0
2010	19.014478	21.573303	13.46%	0
2009	11.909007	19.014478	59.66%	0
2008	28.870938	11.909007	-58.75%	0
2007	20.277193	28.870938	42.38%	0
2006	15.166512	20.277193	33.70%	0
2005	11.692144	15.166512	29.72%	0
2004*	10.000000	11.692144	16.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
2009	11.453056	11.514011	0.53%	0
2008	10.860299	11.453056	5.46%	0
2007	10.353356	10.860299	4.90%	0
2006	10.232910	10.353356	1.18%	0
2005	10.121481	10.232910	1.10%	0
2004	10.011977	10.121481	1.09%	0
2003*	10.000000	10.011977	0.12%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	42,799
2011	16.530524	15.547767	-5.95%	53,861
2010	14.730000	16.530524	12.22%	71,169
2009	11.828083	14.730000	24.53%	98,830
2008	19.130669	11.828083	-38.17%	114,970
2007	18.444319	19.130669	3.72%	45,815
2006	16.119705	18.444319	14.42%	4,842
2005	15.254530	16.119705	5.67%	19,109
2004	13.664970	15.254530	11.63%	41,419
2003*	10.000000	13.664970	36.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	0
2011	12.098070	12.191753	0.77%	0
2010	11.669859	12.098070	3.67%	0
2009	10.927449	11.669859	6.79%	0
2008	11.877231	10.927449	-8.00%	0
2007	11.513806	11.877231	3.16%	0
2006	11.077275	11.513806	3.94%	0
2005	10.952061	11.077275	1.14%	0
2004	10.689651	10.952061	2.45%	0
2003*	10.000000	10.689651	6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	8,215
2011	14.447136	14.138667	-2.14%	9,587
2010	13.304813	14.447136	8.59%	9,587
2009	11.407345	13.304813	16.63%	9,587
2008	15.171392	11.407345	-24.81%	11,555
2007	14.668446	15.171392	3.43%	15,806
2006	13.454683	14.668446	9.02%	55,846
2005	13.045291	13.454683	3.14%	65,870
2004	12.165025	13.045291	7.24%	96,824
2003*	10.000000	12.165025	21.65%	4,933

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	4,587
2011	15.743222	15.085484	-4.18%	4,587
2010	14.251599	15.743222	10.47%	4,587
2009	11.702718	14.251599	21.78%	4,587
2008	17.423574	11.702718	-32.83%	7,885
2007	16.768061	17.423574	3.91%	16,294
2006	14.952516	16.768061	12.14%	37,449
2005	14.263556	14.952516	4.83%	184,240
2004	12.997638	14.263556	9.74%	185,178
2003*	10.000000	12.997638	29.98%	65,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	0
2011	13.339394	13.329259	-0.08%	2,438
2010	12.556065	13.339394	6.24%	2,438
2009	11.195205	12.556065	12.16%	6,964
2008	13.460476	11.195205	-16.83%	6,964
2007	12.989664	13.460476	3.62%	2,438
2006	12.236824	12.989664	6.15%	0
2005	11.961955	12.236824	2.30%	0
2004	11.402220	11.961955	4.91%	0
2003*	10.000000	11.402220	14.02%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	2,016
2011	13.656746	13.036939	-4.54%	2,942
2010	12.854703	13.656746	6.24%	3,033
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	1,406
2011	20.655840	19.708343	-4.59%	1,774
2010	16.718064	20.655840	23.55%	1,794
2009	12.487012	16.718064	33.88%	2,364
2008	20.075698	12.487012	-37.80%	2,226
2007	19.067285	20.075698	5.29%	971
2006	17.722533	19.067285	7.59%	0
2005	16.147774	17.722533	9.75%	0
2004	14.251954	16.147774	13.30%	0
2003*	10.000000	14.251954	42.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	3,348
2010	10.050193	9.839155	-2.10%	3,658
2009	10.261467	10.050193	-2.06%	5,443
2008	10.270653	10.261467	-0.09%	5,899
2007	10.012324	10.270653	2.58%	1,478
2006	9.783288	10.012324	2.34%	0
2005	9.732884	9.783288	0.52%	0
2004	9.861643	9.732884	-1.31%	0
2003*	10.000000	9.861643	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
2010	11.749549	12.720750	8.27%	0
2009	9.649035	11.749549	21.77%	0
2008	11.916606	9.649035	-19.03%	0
2007	11.635476	11.916606	2.42%	0
2006	11.335904	11.635476	2.64%	0
2005	11.331349	11.335904	0.04%	0
2004	10.864513	11.331349	4.30%	0
2003*	10.000000	10.864513	8.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	573
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0
2005	16.101549	17.622408	9.45%	0
2004	13.705719	16.101549	17.48%	0
2003*	10.000000	13.705719	37.06%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	4,797
2011	10.376995	8.493214	-18.15%	5,574
2010	10.013563	10.376995	3.63%	4,931
2009	7.898878	10.013563	26.77%	5,136
2008	15.068152	7.898878	-47.58%	6,371
2007	14.988756	15.068152	0.53%	3,315
2006	12.506971	14.988756	19.84%	0
2005	11.426098	12.506971	9.46%	0
2004*	10.000000	11.426098	14.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	1,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	1,608
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	306
2011	9.494444	8.881687	-6.45%	323
2010	7.668251	9.494444	23.81%	325
2009	6.181744	7.668251	24.05%	0
2008*	10.000000	6.181744	-38.18%	375
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	769
2011	9.967239	9.531795	-4.37%	1,431
2010	8.510135	9.967239	17.12%	1,455
2009	6.662616	8.510135	27.73%	1,729
2008*	10.000000	6.662616	-33.37%	586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	188
2011	13.796402	13.390907	-2.94%	199
2010	11.264231	13.796402	22.48%	208
2009	9.046446	11.264231	24.52%	225
2008	17.284612	9.046446	-47.66%	213
2007	16.125427	17.284612	7.19%	0
2006	15.993016	16.125427	0.83%	0
2005	15.162120	15.993016	5.48%	0
2004	13.685172	15.162120	10.79%	0
2003*	10.000000	13.685172	36.85%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	185
2007	21.993626	19.972748	-9.19%	0
2006	19.184190	21.993626	14.64%	0
2005	19.064233	19.184190	0.63%	0
2004	16.644152	19.064233	14.54%	0
2003*	10.000000	16.644152	66.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	464
2011	19.730922	18.196320	-7.78%	485
2010	16.125661	19.730922	22.36%	477
2009	12.252934	16.125661	31.61%	600
2008	20.303718	12.252934	-39.65%	209
2007	20.356045	20.303718	-0.26%	0
2006	18.605026	20.356045	9.41%	0
2005	16.965887	18.605026	9.66%	0
2004	14.589240	16.965887	16.29%	0
2003*	10.000000	14.589240	45.89%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
2008	17.223534	9.844944	-42.84%	0
2007	16.307763	17.223534	5.62%	0
2006	14.688209	16.307763	11.03%	0
2005	14.015661	14.688209	4.80%	0
2004	13.070163	14.015661	7.23%	0
2003*	10.000000	13.070163	30.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	654
2011	10.307783	10.222898	-0.82%	589
2010	10.280127	10.307783	0.27%	626
2009	9.803617	10.280127	4.86%	577
2008*	10.000000	9.803617	-1.96%	358

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	213
2011	13.379897	11.471486	-14.26%	207
2010	12.851162	13.379897	4.11%	182
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.766160	10.000830	2.40%	0
2011	9.946344	9.766160	-1.81%	0
2010	9.649687	9.946344	3.07%	844
2009	8.697519	9.649687	10.95%	0
2008	10.262231	8.697519	-15.25%	0
2007	10.006105	10.262231	2.56%	1,219
2006	9.808011	10.006105	2.02%	1,219
2005	9.875283	9.808011	-0.68%	1,219
2004	10.009117	9.875283	-1.34%	1,219
2003*	10.000000	10.009117	0.09%	1,219
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.186666	12.982555	6.53%	496
2011	12.580968	12.186666	-3.13%	535
2010	10.743628	12.580968	17.10%	553
2009	8.939912	10.743628	20.18%	557
2008	15.087693	8.939912	-40.75%	474
2007	15.334216	15.087693	-1.61%	465
2006	14.880759	15.334216	3.05%	0
2005	14.771022	14.880759	0.74%	0
2004	13.486046	14.771022	9.53%	0
2003*	10.000000	13.486046	34.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	0
2006	14.155819	15.758503	11.32%	0
2005	13.530734	14.155819	4.62%	0
2004	12.200696	13.530734	10.90%	0
2003*	10.000000	12.200696	22.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
2011	13.803078	12.365987	-10.41%	0
2010	12.189109	13.803078	13.24%	0
2009	8.932814	12.189109	36.45%	0
2008	15.296455	8.932814	-41.60%	0
2007	14.733733	15.296455	3.82%	0
2006	12.818539	14.733733	14.94%	0
2005	11.480022	12.818539	11.66%	0
2004*	10.000000	11.480022	14.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
2004	15.057803	17.524692	16.38%	0
2003*	10.000000	15.057803	50.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	0
2011	14.110498	13.771324	-2.40%	0
2010	12.443640	14.110498	13.40%	0
2009	9.930610	12.443640	25.31%	0
2008	16.528218	9.930610	-39.92%	0
2007	16.211670	16.528218	1.95%	0
2006	14.428937	16.211670	12.36%	0
2005	13.937408	14.428937	3.53%	0
2004	13.043437	13.937408	6.85%	0
2003*	10.000000	13.043437	30.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
2010	16.604042	20.003588	20.47%	0
2009	12.390383	16.604042	34.01%	0
2008	20.415374	12.390383	-39.31%	0
2007	21.150187	20.415374	-3.47%	0
2006	18.840893	21.150187	12.26%	0
2005	17.539795	18.840893	7.42%	0
2004	15.032668	17.539795	16.68%	0
2003*	10.000000	15.032668	50.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	167
2011	11.215134	11.090916	-1.11%	141
2010	10.890926	11.215134	2.98%	154
2009*	10.000000	10.890926	8.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
2005	13.325915	13.729004	3.02%	0
2004	12.250469	13.325915	8.78%	0
2003*	10.000000	12.250469	22.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0
2004	12.618741	14.354586	13.76%	0
2003*	10.000000	12.618741	26.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	0
2005	12.017602	12.435784	3.48%	0
2004	11.687170	12.017602	2.83%	0
2003*	10.000000	11.687170	16.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
2007	10.587907	10.905234	3.00%	0
2006	10.442533	10.587907	1.39%	0
2005	10.262197	10.442533	1.76%	0
2004	10.072087	10.262197	1.89%	0
2003*	10.000000	10.072087	0.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
2004	12.508112	13.479698	7.77%	0
2003*	10.000000	12.508112	25.08%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.683111	-3.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.924644	15.974091	14.72%	341
2011	13.415576	13.924644	3.79%	341
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	0
2006	15.144788	17.337183	14.48%	0
2005	14.796522	15.144788	2.35%	0
2004	13.595858	14.796522	8.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.277145	22.345359	15.92%	2,135
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
2007	19.965371	19.832168	-0.67%	0
2006	17.865579	19.965371	11.75%	0
2005	17.121537	17.865579	4.35%	0
2004	14.694707	17.121537	16.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.227132	13.897954	5.07%	8,396
2011	12.096200	13.227132	9.35%	8,817
2010	11.759923	12.096200	2.86%	7,914
2009	10.904447	11.759923	7.85%	103
2008	11.323944	10.904447	-3.70%	0
2007	10.570546	11.323944	7.13%	0
2006	10.633379	10.570546	-0.59%	216
2005	10.699178	10.633379	-0.61%	216
2004	10.333794	10.699178	3.54%	747
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
2007	17.227078	16.781597	-2.59%	0
2006	15.070569	17.227078	14.31%	0
2005	14.735099	15.070569	2.28%	0
2004	13.376738	14.735099	10.15%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.265997	15.086477	13.72%	552
2011	13.672148	13.265997	-2.97%	524
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
2007	13.112239	12.517607	-4.53%	0
2006	11.145263	13.112239	17.65%	0
2005*	10.000000	11.145263	11.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	48,488
2011	12.891017	12.155242	-5.71%	11,847
2010	12.002530	12.891017	7.40%	9,520
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.745389	22.361237	13.25%	2,254
2011	20.065456	19.745389	-1.60%	426
2010	16.296904	20.065456	23.12%	474
2009	13.321224	16.296904	22.34%	513
2008	19.706561	13.321224	-32.40%	564
2007	20.274828	19.706561	-2.80%	627
2006	18.109345	20.274828	11.96%	757
2005	17.257706	18.109345	4.93%	750
2004	14.469996	17.257706	19.27%	775
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.239301	16.088443	12.99%	5,445
2011	14.319483	14.239301	-0.56%	492
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
2007	16.443643	16.891228	2.72%	0
2006	14.585941	16.443643	12.74%	0
2005	14.272677	14.585941	2.19%	0
2004	13.217847	14.272677	7.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.407401	16.603702	7.76%	1,420
2011	14.479739	15.407401	6.41%	337
2010	12.862524	14.479739	12.57%	359
2009	10.754509	12.862524	19.60%	366
2008	15.639524	10.754509	-31.24%	358
2007	14.959996	15.639524	4.54%	407
2006	13.155529	14.959996	13.72%	751
2005	12.912068	13.155529	1.89%	739
2004	12.591796	12.912068	2.54%	352

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
2004	13.697160	14.883101	8.66%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
2007	15.221663	16.328535	7.27%	0
2006	13.434856	15.221663	13.30%	0
2005	13.500348	13.434856	-0.49%	0
2004	12.881115	13.500348	4.81%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0
2007	10.348611	10.645376	2.87%	0
2006	10.176471	10.348611	1.69%	0
2005	10.297824	10.176471	-1.18%	0
2004	10.185940	10.297824	1.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.535594	12.594405	9.18%	531
2011	11.839105	11.535594	-2.56%	16,157
2010	10.750376	11.839105	10.13%	12,294
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.511808	12.735999	10.63%	25,281
2011	11.912123	11.511808	-3.36%	22,225
2010	10.647943	11.912123	11.87%	12,779
2009	8.465223	10.647943	25.78%	1,057
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.216070	12.640493	12.70%	14,820
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.093369	15.467253	2.48%	14,665
2011	16.270402	15.093369	-7.23%	12,458
2010	13.954374	16.270402	16.60%	9,793
2009	9.663708	13.954374	44.40%	233
2008	21.661696	9.663708	-55.39%	146
2007	15.201743	21.661696	42.49%	146
2006	13.321401	15.201743	14.12%	0
2005*	10.000000	13.321401	33.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.034687	16.074337	14.53%	21,669
2011	14.249134	14.034687	-1.50%	9,873
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
2008	17.818898	9.970573	-44.04%	0
2007	17.983758	17.818898	-0.92%	0
2006	15.323812	17.983758	17.36%	260
2005	14.833235	15.323812	3.31%	260
2004	13.628173	14.833235	8.84%	260
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.188613	15.882414	11.94%	8,949
2011	14.504432	14.188613	-2.18%	804
2010	11.967217	14.504432	21.20%	916
2009	9.557413	11.967217	25.21%	982
2008	18.537976	9.557413	-48.44%	986
2007	14.959285	18.537976	23.92%	1,043
2006	14.344339	14.959285	4.29%	803
2005	13.894056	14.344339	3.24%	773
2004	13.769405	13.894056	0.91%	719

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.712726	13.135777	3.33%	0
2011	12.137372	12.712726	4.74%	1,769
2010	11.533473	12.137372	5.24%	0
2009	10.207763	11.533473	12.99%	0
2008	10.806111	10.207763	-5.54%	0
2007	10.611436	10.806111	1.83%	0
2006	10.413201	10.611436	1.90%	0
2005	10.443492	10.413201	-0.29%	0
2004	10.243758	10.443492	1.95%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.102308	24.775344	12.09%	13,329
2011	25.336905	22.102308	-12.77%	15,609
2010	20.139013	25.336905	25.81%	12,890
2009	14.727075	20.139013	36.75%	2,209
2008	24.922137	14.727075	-40.91%	2,386
2007	22.085204	24.922137	12.85%	2,516
2006	20.078761	22.085204	9.99%	2,795
2005	17.386188	20.078761	15.49%	815
2004	14.253575	17.386188	21.98%	873
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	0
2004	14.707983	16.307938	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.176551	11.993567	17.85%	2,330
2011	12.589114	10.176551	-19.16%	1,141
2010	11.402947	12.589114	10.40%	1,346
2009	9.234195	11.402947	23.49%	5,671
2008	16.836394	9.234195	-45.15%	5,592
2007	14.700399	16.836394	14.53%	5,438
2006	12.751104	14.700399	15.29%	6,017
2005	10.973711	12.751104	16.20%	1,372
2004*	10.000000	10.973711	9.74%	955

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
2007	20.967279	21.630269	3.16%	0
2006	18.469952	20.967279	13.52%	0
2005	18.427397	18.469952	0.23%	0
2004	16.542802	18.427397	11.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	26,235
2011	11.300407	11.321632	0.19%	3,807
2010	10.249637	11.300407	10.25%	3,533
2009	7.724985	10.249637	32.68%	414
2008	11.223320	7.724985	-31.17%	414
2007	11.055909	11.223320	1.51%	414
2006*	10.000000	11.055909	10.56%	414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.760427	17.265403	9.55%	329
2011	15.194446	15.760427	3.72%	332
2010	12.870931	15.194446	18.05%	342
2009	11.209544	12.870931	14.82%	367
2008	15.714970	11.209544	-28.67%	341
2007	16.505853	15.714970	-4.79%	387
2006	14.401495	16.505853	14.61%	586
2005	14.229461	14.401495	1.21%	608
2004	13.101116	14.229461	8.61%	1,094
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.747243	22.874618	15.84%	156
2011	20.968819	19.747243	-5.83%	161
2010	16.712457	20.968819	25.47%	161
2009	13.224120	16.712457	26.38%	0
2008	20.177183	13.224120	-34.46%	0
2007	21.125864	20.177183	-4.49%	0
2006	18.454862	21.125864	14.47%	210
2005	17.339029	18.454862	6.44%	210
2004	14.319472	17.339029	21.09%	210
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	5,450
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.761921	16.344132	10.72%	93
2011	17.929300	14.761921	-17.67%	93
2010	15.592077	17.929300	14.99%	0
2009	9.230195	15.592077	68.92%	0
2008	19.932177	9.230195	-53.69%	0
2007	15.829675	19.932177	25.92%	0
2006	12.621376	15.829675	25.42%	0
2005*	10.000000	12.621376	26.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
2006	17.109780	20.333594	18.84%	191
2005	15.870724	17.109780	7.81%	191
2004	13.683872	15.870724	15.98%	191
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.035979	13.932166	15.75%	273
2011	13.770639	12.035979	-12.60%	273
2010	12.981636	13.770639	6.08%	0
2009	9.669894	12.981636	34.25%	0
2008	16.579664	9.669894	-41.68%	0
2007	14.678609	16.579664	12.95%	0
2006	12.349740	14.678609	18.86%	0
2005	11.459180	12.349740	7.77%	0
2004*	10.000000	11.459180	14.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.315394	17.242310	12.58%	9,531
2011	15.782097	15.315394	-2.96%	6,325
2010	14.101026	15.782097	11.92%	3,773
2009	12.141911	14.101026	16.14%	0
2008	11.683525	12.141911	3.92%	0
2007	10.755033	11.683525	8.63%	0
2006	9.739759	10.755033	10.42%	0
2005*	10.000000	9.739759	-2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.164177	1.64%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.913723	9.945767	11.58%	0
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.589447	-4.11%	839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.901440	-0.99%	2,630
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	584
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.387526	13.278794	16.61%	34,998
2011	12.540990	11.387526	-9.20%	7,175
2010	11.793245	12.540990	6.34%	5,200
2009*	10.000000	11.793245	17.93%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.753052	7.53%	1,585
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.010170	0.10%	221
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
2004	11.464168	12.148022	5.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.613905	20.134433	21.19%	4,087
2011	18.244750	16.613905	-8.94%	2,625
2010	17.510807	18.244750	4.19%	2,233
2009	12.255874	17.510807	42.88%	195
2008	22.492026	12.255874	-45.51%	195
2007	16.824912	22.492026	33.68%	195
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
2004	12.393318	14.305940	15.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.902057	-0.98%	2,819

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.592595	28.341566	10.74%	5,404
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
2004	14.316465	16.626520	16.14%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.084020	16.079570	14.17%	509
2011	14.339761	14.084020	-1.78%	570
2010	13.066790	14.339761	9.74%	617
2009	9.600491	13.066790	36.11%	664
2008	15.569415	9.600491	-38.34%	772
2007	14.333162	15.569415	8.63%	864
2006	13.650173	14.333162	5.00%	856
2005	13.383547	13.650173	1.99%	808
2004	12.549972	13.383547	6.64%	762
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.169223	1.69%	212
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.833392	17.952750	13.39%	5,529
2011	16.256404	15.833392	-2.60%	2,316
2010	14.937872	16.256404	8.83%	2,349
2009	12.467076	14.937872	19.82%	0
2008	18.944360	12.467076	-34.19%	0
2007	17.996291	18.944360	5.27%	0
2006	15.261111	17.996291	17.92%	0
2005	14.648152	15.261111	4.18%	0
2004	13.037116	14.648152	12.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	1,839
2011	10.688282	10.273024	-3.89%	494
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.027991	10.050758	11.33%	2,028
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	407
2011	13.697071	13.468372	-1.67%	389
2010	12.370863	13.697071	10.72%	825
2009*	10.000000	12.370863	23.71%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	62,344
2011	9.828613	9.707105	-1.24%	37,525
2010	8.966848	9.828613	9.61%	10,403
2009	7.425270	8.966848	20.76%	1,774
2008	10.806270	7.425270	-31.29%	1,095
2007	10.405944	10.806270	3.85%	1,095
2006*	10.000000	10.405944	4.06%	1,095
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	2,749
2011	10.505524	10.868716	3.46%	1,162
2010	10.129525	10.505524	3.71%	1,162
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	8,899
2011	10.834550	9.615008	-11.26%	2,120
2010	9.948218	10.834550	8.91%	2,362
2009	7.179740	9.948218	38.56%	317
2008	11.957998	7.179740	-39.96%	317
2007	10.686985	11.957998	11.89%	317
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	23,214
2011	9.588362	8.942733	-6.73%	9,019
2010	8.290539	9.588362	15.65%	3,255
2009	6.105029	8.290539	35.80%	338
2008	11.184549	6.105029	-45.42%	338
2007	10.216091	11.184549	9.48%	338
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	24,540
2011	8.204802	7.849255	-4.33%	13,687
2010	7.555705	8.204802	8.59%	8,328
2009	5.908398	7.555705	27.88%	3,273
2008	9.749596	5.908398	-39.40%	3,273
2007*	10.000000	9.749596	-2.50%	3,273

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0
2007	13.856713	13.982184	0.91%	0
2006	12.802753	13.856713	8.23%	0
2005	12.779081	12.802753	0.19%	0
2004	11.862127	12.779081	7.73%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	872
2011	12.639318	12.839101	1.58%	990
2010	11.414715	12.639318	10.73%	584
2009	7.985550	11.414715	42.94%	108
2008	11.350392	7.985550	-29.65%	0
2007	11.244887	11.350392	0.94%	0
2006	10.390020	11.244887	8.23%	0
2005*	10.000000	10.390020	3.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.135318	16.343914	15.62%	597
2011	14.823207	14.135318	-4.64%	0
2010	13.121885	14.823207	12.97%	0
2009	10.454779	13.121885	25.51%	0
2008	17.019524	10.454779	-38.57%	0
2007	17.861184	17.019524	-4.71%	0
2006	15.794855	17.861184	13.08%	0
2005	15.527344	15.794855	1.72%	0
2004	13.552853	15.527344	14.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.421099	8.483640	14.32%	9,254
2011	8.584485	7.421099	-13.55%	506
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	4,331
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	1,399
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	51
2011	9.973398	9.628146	-3.46%	15,779
2010	9.231775	9.973398	8.03%	15,779
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	3,011
2011	9.767952	9.335399	-4.43%	647
2010	8.963277	9.767952	8.98%	647
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	23,009
2011	10.137580	9.893273	-2.41%	15,096
2010	9.501879	10.137580	6.69%	15,268
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	621
2011	10.858224	11.288265	3.96%	621
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	721
2011	11.795397	12.240525	3.77%	567
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	122
2005	19.562478	25.332516	29.50%	122
2004	16.599720	19.562478	17.85%	122
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	2,384
2011	21.499990	16.285347	-24.25%	1,190
2010	18.959530	21.499990	13.40%	1,100
2009	11.880662	18.959530	59.58%	174
2008	28.817018	11.880662	-58.77%	110
2007	20.249698	28.817018	42.31%	110
2006	15.153663	20.249698	33.63%	0
2005	11.688190	15.153663	29.65%	0
2004*	10.000000	11.688190	16.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.346802	12.449973	0.84%	0
2011	11.763830	12.346802	4.96%	0
2010	11.473635	11.763830	2.53%	0
2009	11.418724	11.473635	0.48%	0
2008	10.833282	11.418724	5.40%	0
2007	10.332904	10.833282	4.84%	0
2006	10.217896	10.332904	1.13%	0
2005	10.111774	10.217896	1.05%	0
2004	10.007485	10.111774	1.04%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.477474	17.552359	13.41%	0
2011	16.464175	15.477474	-5.99%	0
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
2008	19.083119	11.792638	-38.20%	0
2007	18.407926	19.083119	3.67%	0
2006	16.096090	18.407926	14.36%	0
2005	15.239947	16.096090	5.62%	0
2004	13.658870	15.239947	11.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	2,780
2011	13.186361	12.782689	-3.06%	1,982
2010	12.028785	13.186361	9.62%	1,377
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.136632	12.489681	2.91%	14,434
2011	12.049500	12.136632	0.72%	14,546
2010	11.628939	12.049500	3.62%	14,710
2009	10.894700	11.628939	6.74%	15,558
2008	11.847685	10.894700	-8.04%	886
2007	11.491072	11.847685	3.10%	886
2006	11.061038	11.491072	3.89%	886
2005	10.941575	11.061038	1.09%	1,031
2004	10.684865	10.941575	2.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.074710	15.260369	8.42%	21,545
2011	14.389123	14.074710	-2.19%	25,959
2010	13.258157	14.389123	8.53%	26,998
2009	11.373158	13.258157	16.57%	27,176
2008	15.133667	11.373158	-24.85%	32,099
2007	14.639493	15.133667	3.38%	32,349
2006	13.434960	14.639493	8.97%	32,529
2005	13.032810	13.434960	3.09%	32,300
2004	12.159586	13.032810	7.18%	26,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.017217	16.715505	11.31%	15,328
2011	15.679972	15.017217	-4.23%	16,141
2010	14.201595	15.679972	10.41%	13,472
2009	11.667610	14.201595	21.72%	11,063
2008	17.380205	11.667610	-32.87%	16,199
2007	16.734925	17.380205	3.86%	16,199
2006	14.930572	16.734925	12.08%	16,199
2005	14.249883	14.930572	4.78%	15,751
2004	12.991820	14.249883	9.68%	10,211
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.268954	14.026830	5.71%	5,902
2011	13.285812	13.268954	-0.13%	8,016
2010	12.512027	13.285812	6.18%	4,394
2009	11.161635	12.512027	12.10%	4,394
2008	13.426978	11.161635	-16.87%	8,795
2007	12.963992	13.426978	3.57%	8,795
2006	12.218869	12.963992	6.10%	8,795
2005	11.950488	12.218869	2.25%	8,795
2004	11.397119	11.950488	4.86%	8,795
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	6,549
2011	13.645142	13.019223	-4.59%	6,806
2010	12.850326	13.645142	6.19%	7,301
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.619205	22.550669	14.94%	6,134
2011	20.572894	19.619205	-4.64%	2,371
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0
2007	19.029607	20.025742	5.23%	0
2006	17.696534	19.029607	7.53%	151
2005	16.132305	17.696534	9.70%	151
2004	14.245585	16.132305	13.24%	151

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.589344	9.382613	-2.16%	1,124
2011	9.799448	9.589344	-2.14%	3,129
2010	10.014756	9.799448	-2.15%	6,460
2009	10.230509	10.014756	-2.11%	6,040
2008	10.244899	10.230509	-0.14%	0
2007	9.992347	10.244899	2.53%	0
2006	9.768744	9.992347	2.29%	0
2005	9.723367	9.768744	0.47%	0
2004	9.857035	9.723367	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.085829	14.372269	9.83%	2,513
2011	12.669703	13.085829	3.28%	2,550
2010	11.708373	12.669703	8.21%	1,054
2009	9.620128	11.708373	21.71%	0
2008	11.886963	9.620128	-19.07%	0
2007	11.612491	11.886963	2.36%	0
2006	11.319271	11.612491	2.59%	415
2005	11.320492	11.319271	-0.01%	415
2004	10.859641	11.320492	4.24%	415
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	374
2010	8.038841	8.952102	11.36%	452
2009	6.035998	8.038841	33.18%	452
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
2004	13.701048	16.087846	17.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	0
2011	10.341747	8.460037	-18.20%	347
2010	9.984650	10.341747	3.58%	0
2009	7.880097	9.984650	26.71%	4,894
2008	15.040018	7.880097	-47.61%	4,904
2007	14.968461	15.040018	0.48%	4,424
2006	12.496392	14.968461	19.78%	4,639
2005	11.422247	12.496392	9.40%	0
2004*	10.000000	11.422247	14.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	5,906
2011	8.956444	8.480971	-5.31%	3,268
2010	7.934473	8.956444	12.88%	4,020
2009	6.268781	7.934473	26.57%	468
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	3,801
2011	8.606015	7.908241	-8.11%	1,829
2010	7.800703	8.606015	10.32%	1,404
2009	6.256962	7.800703	24.67%	594
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.865053	9.944282	12.17%	4,342
2011	9.481495	8.865053	-6.50%	337
2010	7.661708	9.481495	23.75%	301
2009	6.179627	7.661708	23.98%	301
2008*	10.000000	6.179627	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	3,700
2011	9.953671	9.513974	-4.42%	2,792
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.330323	14.750783	10.66%	1,029
2011	13.740977	13.330323	-2.99%	7,697
2010	11.224708	13.740977	22.42%	5,827
2009	9.019312	11.224708	24.45%	832
2008	17.241595	9.019312	-47.69%	856
2007	16.093557	17.241595	7.13%	836
2006	15.969547	16.093557	0.78%	849
2005	15.147588	15.969547	5.43%	766
2004	13.679047	15.147588	10.74%	822
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	167
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
2007	21.950219	19.923089	-9.24%	0
2006	19.156088	21.950219	14.59%	0
2005	19.046007	19.156088	0.58%	0
2004	16.636732	19.046007	14.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.114007	20.422430	12.74%	4,892
2011	19.651678	18.114007	-7.82%	110
2010	16.069084	19.651678	22.29%	0
2009	12.216178	16.069084	31.54%	1,270
2008	20.253200	12.216178	-39.68%	1,297
2007	20.315831	20.253200	-0.31%	1,330
2006	18.577749	20.315831	9.36%	1,326
2005	16.949645	18.577749	9.61%	0
2004	14.582719	16.949645	16.23%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.122958	14.618193	11.39%	0
2011	13.360187	13.122958	-1.78%	0
2010	12.058938	13.360187	10.79%	0
2009	9.815428	12.058938	22.86%	0
2008	17.180693	9.815428	-42.87%	0
2007	16.275551	17.180693	5.56%	0
2006	14.666668	16.275551	10.97%	0
2005	14.002235	14.666668	4.75%	0
2004	13.064320	14.002235	7.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.354492	10.579126	13.09%	7,957
2011	9.006700	9.354492	3.86%	2,289
2010	7.090025	9.006700	27.03%	717
2009	5.551826	7.090025	27.71%	8,769
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	4,968
2010	10.271377	10.293761	0.22%	4,607
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	2,282
2011	13.368509	11.455869	-14.31%	1,254
2010	12.846780	13.368509	4.06%	1,288
2009*	10.000000	12.846780	28.47%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.721973	9.950491	2.35%	0
2011	9.906396	9.721973	-1.86%	0
2010	9.615846	9.906396	3.02%	0
2009	8.671443	9.615846	10.89%	0
2008	10.236686	8.671443	-15.29%	0
2007	9.986333	10.236686	2.51%	0
2006	9.793625	9.986333	1.97%	0
2005	9.865822	9.793625	-0.73%	0
2004	10.004642	9.865822	-1.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.131532	12.917203	6.48%	422
2011	12.530438	12.131532	-3.18%	410
2010	10.705927	12.530438	17.04%	442
2009	8.913097	10.705927	20.11%	437
2008	15.050165	8.913097	-40.78%	398
2007	15.303930	15.050165	-1.66%	404
2006	14.858935	15.303930	2.99%	374
2005	14.756874	14.858935	0.69%	349
2004	13.480020	14.756874	9.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
2007	15.729072	16.560730	5.29%	0
2006	14.136584	15.729072	11.27%	0
2005	13.519222	14.136584	4.57%	0
2004	12.196540	13.519222	10.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.317701	14.577931	18.35%	535
2011	13.756194	12.317701	-10.46%	390
2010	12.153910	13.756194	13.18%	375
2009	8.911568	12.153910	36.38%	4,452
2008	15.267879	8.911568	-41.63%	4,737
2007	14.713762	15.267879	3.77%	4,798
2006	12.807689	14.713762	14.88%	5,026
2005	11.476139	12.807689	11.60%	417
2004*	10.000000	11.476139	14.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
2004	15.051058	17.507912	16.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135959	1.36%	566
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.709058	15.641602	14.10%	520
2011	14.053857	13.709058	-2.45%	609
2010	12.400019	14.053857	13.34%	623
2009	9.900851	12.400019	25.24%	674
2008	16.487121	9.900851	-39.95%	761
2007	16.179663	16.487121	1.90%	779
2006	14.407783	16.179663	12.30%	755
2005	13.924063	14.407783	3.47%	771
2004	13.037602	13.924063	6.80%	707
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.031177	21.911475	15.13%	1,092
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	0
2007	21.108468	20.364636	-3.52%	0
2006	18.813314	21.108468	12.20%	0
2005	17.523041	18.813314	7.36%	0
2004	15.025969	17.523041	16.62%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.563432	5.63%	1,019
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	2,832
2011	11.567017	12.271629	6.09%	6,296
2010	10.808196	11.567017	7.02%	2,789
2009*	10.000000	10.808196	8.08%	108
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	2,067
2011	11.205585	11.075823	-1.16%	20,125
2010	10.887208	11.205585	2.92%	17,467
2009*	10.000000	10.887208	8.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	59,996
2011*	10.000000	9.946827	-0.53%	21,564
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	0
2004	12.246297	13.314578	8.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0
2004	12.614446	14.342384	13.70%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
2004	11.683193	12.007364	2.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	3,560
2011	10.484270	11.324843	8.02%	602
2010*	10.000000	10.484270	4.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
2005	10.253466	10.428329	1.71%	0
2004	10.068654	10.253466	1.84%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
2006	14.776404	16.021737	8.43%	0
2005	13.465936	14.776404	9.73%	0
2004	12.501729	13.465936	7.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.679796	-3.20%	4,140
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	2,219
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.683773	15.498174	5.55%	903
2011	15.728823	14.683773	-6.64%	833
2010	12.679469	15.728823	24.05%	582
2009	8.489079	12.679469	49.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
2005	14.782348	15.122568	2.30%	0
2004	13.589780	14.782348	8.78%	0
2003*	10.000000	13.589780	35.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
2005	17.105145	17.839372	4.29%	0
2004	14.688140	17.105145	16.46%	0
2003*	10.000000	14.688140	46.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
2007	10.548990	11.295044	7.07%	0
2006	10.617105	10.548990	-0.64%	0
2005	10.688249	10.617105	-0.67%	0
2004	10.328516	10.688249	3.48%	0
2003*	10.000000	10.328516	3.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
2005	14.720985	15.048456	2.22%	0
2004	13.370750	14.720985	10.10%	0
2003*	10.000000	13.370750	33.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
2007	13.101121	12.500560	-4.58%	0
2006	11.141491	13.101121	17.59%	0
2005*	10.000000	11.141491	11.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
2007	20.234801	19.657546	-2.85%	0
2006	18.082798	20.234801	11.90%	0
2005	17.241182	18.082798	4.88%	0
2004	14.463524	17.241182	19.20%	0
2003*	10.000000	14.463524	44.64%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
2007	16.411152	16.849197	2.67%	0
2006	14.564544	16.411152	12.68%	0
2005	14.259003	14.564544	2.14%	0
2004	13.211949	14.259003	7.93%	0
2003*	10.000000	13.211949	32.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
2005	12.899690	13.136216	1.83%	0
2004	12.586152	12.899690	2.49%	0
2003*	10.000000	12.586152	25.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
2004	13.691033	14.868836	8.60%	0
2003*	10.000000	13.691033	36.91%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
2005	13.487425	13.415167	-0.54%	0
2004	12.875363	13.487425	4.75%	0
2003*	10.000000	12.875363	28.75%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
2007	10.328144	10.618872	2.81%	0
2006	10.161522	10.328144	1.64%	0
2005	10.287941	10.161522	-1.23%	0
2004	10.187373	10.287941	1.05%	0
2003*	10.000000	10.181373	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
2007	11.401552	12.088438	6.02%	0
2006	10.638142	11.401552	7.18%	0
2005*	10.000000	10.638142	6.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
2007	11.955939	12.856848	7.54%	0
2006	10.943211	11.955939	9.25%	0
2005*	10.000000	10.943211	9.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0
2005*	10.000000	11.150275	11.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
2007	15.188855	21.632225	42.42%	0
2006	13.316891	15.188855	14.06%	0
2005*	10.000000	13.316891	33.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	0
2006	15.301338	17.948222	17.30%	0
2005	14.819023	15.301338	3.25%	0
2004	13.622069	14.819023	8.79%	0
2003*	10.000000	13.622069	36.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0
2005	13.880736	14.323296	3.19%	0
2004	13.763249	13.880736	0.85%	0
2003*	10.000000	13.763249	37.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
2007	10.590479	10.779227	1.78%	0
2006	10.397935	10.590479	1.85%	0
2005	10.433491	10.397935	-0.34%	0
2004	10.239169	10.433491	1.90%	0
2003*	10.000000	10.239169	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0
2007	22.041575	24.860134	12.79%	0
2006	20.049309	22.041575	9.94%	0
2005	17.369523	20.049309	15.43%	0
2004	14.247191	17.369523	21.92%	0
2003*	10.000000	14.247191	42.47%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
2004	14.701409	16.292325	10.82%	0
2003*	10.000000	14.701409	47.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	0
2011	12.546297	10.136764	-19.21%	0
2010	11.369970	12.546297	10.35%	0
2009	9.212193	11.369970	23.42%	0
2008	16.804895	9.212193	-45.18%	0
2007	14.680445	16.804895	14.47%	0
2006	12.740304	14.680445	15.23%	0
2005	10.970005	12.740304	16.14%	0
2004*	10.000000	10.970005	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0
2005	18.409756	18.442873	0.18%	0
2004	16.535416	18.409756	11.34%	0
2003*	10.000000	16.535416	65.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
2007	16.473253	15.675886	-4.84%	0
2006	14.380383	16.473253	14.55%	0
2005	14.215839	14.380383	1.16%	0
2004	13.095257	14.215839	8.56%	0
2003*	10.000000	13.095257	30.95%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
2007	21.084166	20.127009	-4.54%	0
2006	18.427835	21.084166	14.41%	0
2005	17.322439	18.427835	6.38%	0
2004	14.313081	17.322439	21.03%	0
2003*	10.000000	14.313081	43.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.711750	16.280249	10.66%	0
2011	17.877473	14.711750	-17.71%	0
2010	15.554941	17.877473	14.93%	0
2009	9.212922	15.554941	68.84%	0
2008	19.905068	9.212922	-53.72%	0
2007	15.816268	19.905068	25.85%	0
2006	12.617120	15.816268	25.36%	0
2005*	10.000000	12.617120	26.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
2005	15.855521	17.084693	7.75%	0
2004	13.677756	15.855521	15.92%	0
2003*	10.000000	13.677756	36.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.988951	13.870621	15.70%	0
2011	13.723835	11.988951	-12.64%	0
2010	12.944119	13.723835	6.02%	0
2009	9.646873	12.944119	34.18%	0
2008	16.548671	9.646873	-41.71%	0
2007	14.658705	16.548671	12.89%	0
2006	12.339275	14.658705	18.80%	0
2005	11.455300	12.339275	7.72%	0
2004*	10.000000	11.455300	14.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	0
2011	15.736437	15.263302	-3.01%	0
2010	14.067416	15.736437	11.86%	0
2009	12.119161	14.067416	16.08%	0
2008	11.667598	12.119161	3.87%	0
2007	10.745897	11.667598	8.58%	0
2006	9.736453	10.745897	10.37%	0
2005*	10.000000	9.736453	-2.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	0
2011	10.298226	8.908419	-13.50%	0
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
2004	11.459039	12.136389	5.91%	0
2003*	10.000000	11.459039	14.59%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
2007	16.791689	22.436096	33.61%	0
2006	15.734038	16.791689	6.72%	0
2005	14.292242	15.734038	10.09%	0
2004	12.387775	14.292242	15.37%	0
2003*	10.000000	12.387775	23.88%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
2004	14.310066	16.610606	16.08%	0
2003*	10.000000	14.310066	43.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.020274	15.998582	14.11%	0
2011	14.282139	14.020274	-1.83%	0
2010	13.020922	14.282139	9.69%	0
2009	9.571679	13.020922	36.04%	0
2008	15.530665	9.571679	-38.37%	0
2007	14.304834	15.530665	8.57%	0
2006	13.630148	14.304834	4.95%	0
2005	13.370721	13.630148	1.94%	0
2004	12.544352	13.370721	6.59%	0
2003*	10.000000	12.544352	25.44%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
2007	17.960754	18.897248	5.21%	0
2006	15.238732	17.960754	17.86%	0
2005	14.634123	15.238732	4.13%	0
2004	13.031295	14.634123	12.30%	0
2003*	10.000000	13.031295	30.31%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
2005	12.766844	12.783973	0.13%	0
2004	11.856822	12.766844	7.68%	0
2003*	10.000000	11.856822	18.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	0
2011	12.602795	12.795478	1.53%	0
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	0
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
2007	17.825916	16.977195	-4.76%	0
2006	15.771695	17.825916	13.02%	0
2005	15.512473	15.771695	1.67%	0
2004	13.546787	15.512473	14.51%	0
2003*	10.000000	13.546787	35.47%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0
2004	16.592292	19.543748	17.79%	0
2003*	10.000000	16.592292	65.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	0
2011	21.426956	16.221747	-24.29%	0
2010	18.904761	21.426956	13.34%	0
2009	11.852392	18.904761	59.50%	0
2008	28.763191	11.852392	-58.79%	0
2007	20.222258	28.763191	42.24%	0
2006	15.140838	20.222258	33.56%	0
2005	11.684242	15.140838	29.58%	0
2004*	10.000000	11.684242	16.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
2007	10.312477	10.806310	4.79%	0
2006	10.202901	10.312477	1.07%	0
2005	10.102083	10.202901	1.00%	0
2004	10.003007	10.102083	0.99%	0
2003*	10.000000	10.003007	0.03%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
2007	18.371568	19.035645	3.61%	0
2006	16.072489	18.371568	14.30%	0
2005	15.225350	16.072489	5.56%	0
2004	13.652762	15.225350	11.52%	0
2003*	10.000000	13.652762	36.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
2007	11.468347	11.818178	3.05%	0
2006	11.044797	11.468347	3.83%	0
2005	10.931075	11.044797	1.04%	0
2004	10.680075	10.931075	2.35%	0
2003*	10.000000	10.680075	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	7,695
2011	14.331351	14.011054	-2.23%	8,265
2010	13.211670	14.331351	8.47%	9,039
2009	11.339064	13.211670	16.51%	10,429
2008	15.096021	11.339064	-24.89%	11,356
2007	14.610575	15.096021	3.32%	40,104
2006	13.415265	14.610575	8.91%	41,607
2005	13.020330	13.415265	3.03%	69,106
2004	12.154146	13.020330	7.13%	70,807
2003*	10.000000	12.154146	21.54%	38,363

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	395
2007	16.701878	17.336966	3.80%	395
2006	14.908678	16.701878	12.03%	16,228
2005	14.236242	14.908678	4.72%	127,172
2004	12.986017	14.236242	9.63%	135,220
2003*	10.000000	12.986017	29.86%	108,334
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
2010	12.468141	13.232452	6.13%	0
2009	11.128173	12.468141	12.04%	0
2008	13.393572	11.128173	-16.91%	0
2007	12.938375	13.393572	3.52%	0
2006	12.200939	12.938375	6.04%	0
2005	11.939034	12.200939	2.19%	0
2004	11.392020	11.939034	4.80%	0
2003*	10.000000	11.392020	13.92%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
2007	18.992036	19.975938	5.18%	0
2006	17.670599	18.992036	7.48%	0
2005	16.116870	17.670599	9.64%	0
2004	14.239224	16.116870	13.19%	0
2003*	10.000000	14.239224	42.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
2007	9.972402	10.219198	2.47%	0
2006	9.754214	9.972402	2.24%	0
2005	9.713854	9.754214	0.42%	0
2004	9.852427	9.713854	-1.41%	0
2003*	10.000000	9.852427	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
2007	11.589519	11.857361	2.31%	0
2006	11.302647	11.589519	2.54%	0
2005	11.309640	11.302647	-0.06%	0
2004	10.854785	11.309640	4.19%	0
2003*	10.000000	10.854785	8.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
2004	13.696378	16.074152	17.36%	0
2003*	10.000000	13.696378	36.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	0
2011	10.306562	8.426951	-18.24%	0
2010	9.955758	10.306562	3.52%	0
2009	7.861323	9.955758	26.64%	0
2008	15.011899	7.861323	-47.63%	0
2007	14.948158	15.011899	0.43%	0
2006	12.485805	14.948158	19.72%	0
2005	11.418380	12.485805	9.35%	0
2004*	10.000000	11.418380	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	0
2006	15.946162	16.061803	0.73%	0
2005	15.133108	15.946162	5.37%	0
2004	13.672946	15.133108	10.68%	0
2003*	10.000000	13.672946	36.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
2005	19.027779	19.128017	0.53%	0
2004	16.629294	19.027779	14.42%	0
2003*	10.000000	16.629294	66.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
2007	20.275718	20.202825	-0.36%	0
2006	18.550515	20.275718	9.30%	0
2005	16.933419	18.550515	9.55%	0
2004	14.576196	16.933419	16.17%	0
2003*	10.000000	14.576196	45.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
2007	16.243400	17.137937	5.51%	0
2006	14.645159	16.243400	10.91%	0
2005	13.988830	14.645159	4.69%	0
2004	13.058479	13.988830	7.12%	0
2003*	10.000000	13.058479	30.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
2007	9.966578	10.211189	2.45%	0
2006	9.779236	9.966578	1.92%	0
2005	9.856350	9.779236	-0.78%	0
2004	10.000161	9.856350	-1.44%	0
2003*	10.000000	10.000161	0.00%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
2004	13.473997	14.742745	9.42%	0
2003*	10.000000	13.473997	34.74%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
2007	15.699644	16.521247	5.23%	0
2006	14.117328	15.699644	11.21%	0
2005	13.507699	14.117328	4.51%	0
2004	12.192378	13.507699	10.79%	0
2003*	10.000000	12.192378	21.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	0
2011	13.709433	12.269560	-10.50%	0
2010	12.118786	13.709433	13.13%	0
2009	8.890350	12.118786	36.31%	0
2008	15.239339	8.890350	-41.66%	0
2007	14.693804	15.239339	3.71%	0
2006	12.796845	14.693804	14.82%	0
2005	11.472268	12.796845	11.55%	0
2004*	10.000000	11.472268	14.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
2004	15.044342	17.491164	16.26%	0
2003*	10.000000	15.044342	50.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
2007	16.147721	16.446107	1.85%	0
2006	14.386668	16.147721	12.24%	0
2005	13.910733	14.386668	3.42%	0
2004	13.031782	13.910733	6.74%	0
2003*	10.000000	13.031782	30.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
2007	21.066785	20.313975	-3.57%	0
2006	18.785740	21.066785	12.14%	0
2005	17.506257	18.785740	7.31%	0
2004	15.019254	17.506257	16.56%	0
2003*	10.000000	15.019254	50.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
2004	12.242120	13.303242	8.67%	0
2003*	10.000000	12.242120	22.42%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0
2004	12.610138	14.330153	13.64%	0
2003*	10.000000	12.610138	26.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
2005	11.997140	12.401960	3.37%	0
2004	11.679205	11.997140	2.72%	0
2003*	10.000000	11.679205	16.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
2004	10.065212	10.244725	1.78%	0
2003*	10.000000	10.065212	0.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
2004	12.495350	13.452188	7.66%	0
2003*	10.000000	12.495350	24.95%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.798846	15.813563	14.60%	95
2011	13.307951	13.798846	3.69%	95
2010	12.069326	13.307951	10.26%	95
2009	10.259472	12.069326	17.64%	95
2008	17.698426	10.259472	-42.03%	95
2007	17.268719	17.698426	2.49%	95
2006	15.100376	17.268719	14.36%	95
2005	14.768184	15.100376	2.25%	95
2004	13.583697	14.768184	8.72%	95
2003*	10.000000	13.583697	35.84%	95
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.102982	22.120795	15.80%	87
2011	21.385861	19.102982	-10.67%	87
2010	17.282343	21.385861	23.74%	87
2009	12.393425	17.282343	39.45%	87
2008	19.733575	12.393425	-37.20%	87
2007	19.886557	19.733575	-0.77%	87
2006	17.813215	19.886557	11.64%	87
2005	17.088763	17.813215	4.24%	87
2004	14.681572	17.088763	16.40%	87
2003*	10.000000	14.681572	46.82%	87
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0
2010	11.676054	11.997664	2.75%	0
2009	10.837755	11.676054	7.73%	0
2008	11.266200	10.837755	-3.80%	0
2007	10.527461	11.266200	7.02%	0
2006	10.600839	10.527461	-0.69%	0
2005	10.677319	10.600839	-0.72%	0
2004	10.323232	10.677319	3.43%	0
2003*	10.000000	10.323232	3.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	0
2006	15.026376	17.159051	14.19%	0
2005	14.706867	15.026376	2.17%	0
2004	13.364767	14.706867	10.04%	0
2003*	10.000000	13.364767	33.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	0
2008	12.483546	9.211612	-26.21%	0
2007	13.090018	12.483546	-4.63%	0
2006	11.137716	13.090018	17.53%	0
2005*	10.000000	11.137716	11.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
2004	14.457054	17.224664	19.14%	0
2003*	10.000000	14.457054	44.57%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0
2010	12.687047	14.204638	11.96%	0
2009	10.297195	12.687047	23.21%	0
2008	16.807245	10.297195	-38.73%	0
2007	16.378714	16.807245	2.62%	0
2006	14.543176	16.378714	12.62%	0
2005	14.245346	14.543176	2.09%	0
2004	13.206031	14.245346	7.87%	0
2003*	10.000000	13.206031	32.06%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	0
2009	10.690091	12.772412	19.48%	0
2008	15.561767	10.690091	-31.31%	0
2007	14.900926	15.561767	4.43%	0
2006	13.116943	14.900926	13.60%	0
2005	12.887330	13.116943	1.78%	0
2004	12.580524	12.887330	2.44%	0
2003*	10.000000	12.580524	25.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
2004	13.684904	14.854584	8.55%	0
2003*	10.000000	13.684904	36.85%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
2004	12.869591	13.474483	4.70%	0
2003*	10.000000	12.869591	28.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
2010	11.242732	11.900010	5.85%	0
2009	9.572078	11.242732	17.45%	0
2008	10.592451	9.572078	-9.63%	0
2007	10.307744	10.592451	2.76%	0
2006	10.146617	10.307744	1.59%	0
2005	10.278083	10.146617	-1.28%	0
2004	10.176817	10.278083	1.00%	0
2003*	10.000000	10.176817	1.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	0
2008	12.839348	8.433561	-34.31%	0
2007	11.945798	12.839348	7.48%	0
2006	10.939506	11.945798	9.20%	0
2005*	10.000000	10.939506	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	0
2008	13.358960	8.073400	-39.57%	0
2007	12.304728	13.358960	8.57%	0
2006	11.146499	12.304728	10.39%	0
2005*	10.000000	11.146499	11.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0
2010	12.582852	14.134775	12.33%	0
2009	9.910802	12.582852	26.96%	0
2008	17.730262	9.910802	-44.10%	0
2007	17.912718	17.730262	-1.02%	0
2006	15.278856	17.912718	17.24%	0
2005	14.804807	15.278856	3.20%	0
2004	13.615971	14.804807	8.73%	0
2003*	10.000000	13.615971	36.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.060446	15.722839	11.82%	93
2011	14.388086	14.060446	-2.28%	93
2010	11.883344	14.388086	21.08%	93
2009	9.500149	11.883344	25.09%	93
2008	18.445836	9.500149	-48.50%	93
2007	14.900231	18.445836	23.80%	93
2006	14.302283	14.900231	4.18%	93
2005	13.867441	14.302283	3.14%	93
2004	13.757097	13.867441	0.80%	93
2003*	10.000000	13.757097	37.57%	93
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	0
2009	10.146594	11.452646	12.87%	0
2008	10.752353	10.146594	-5.63%	0
2007	10.569510	10.752353	1.73%	0
2006	10.382638	10.569510	1.80%	0
2005	10.423463	10.382638	-0.39%	0
2004	10.234577	10.423463	1.85%	0
2003*	10.000000	10.234577	2.35%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.902676	24.526407	11.98%	90
2011	25.133719	21.902676	-12.86%	90
2010	19.997935	25.133719	25.68%	90
2009	14.638868	19.997935	36.61%	90
2008	24.798281	14.638868	-40.97%	90
2007	21.998042	24.798281	12.73%	90
2006	20.019919	21.998042	9.88%	90
2005	17.352899	20.019919	15.37%	90
2004	14.240827	17.352899	21.85%	90
2003*	10.000000	14.240827	42.41%	90
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.993853	17.642393	17.66%	89
2011	18.556274	14.993853	-19.20%	89
2010	16.824522	18.556274	10.29%	89
2009	13.636359	16.824522	23.38%	89
2008	24.894580	13.636359	-45.22%	89
2007	21.759941	24.894580	14.41%	89
2006	18.900290	21.759941	15.13%	89
2005	16.276733	18.900290	16.12%	89
2004	14.694842	16.276733	10.76%	89
2003*	10.000000	14.694842	46.95%	89

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.097119	11.887767	17.73%	0
2011	12.503621	10.097119	-19.25%	0
2010	11.337081	12.503621	10.29%	0
2009	9.190244	11.337081	23.36%	0
2008	16.773464	9.190244	-45.21%	0
2007	14.660525	16.773464	14.41%	0
2006	12.729500	14.660525	15.17%	0
2005	10.966288	12.729500	16.08%	0
2004*	10.000000	10.966288	9.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	0
2007	20.884511	21.522738	3.06%	0
2006	18.415809	20.884511	13.41%	0
2005	18.392126	18.415809	0.13%	0
2004	16.528025	18.392126	11.28%	0
2003*	10.000000	16.528025	65.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
2007	16.440717	15.636875	-4.89%	0
2006	14.359300	16.440717	14.50%	0
2005	14.202226	14.359300	1.11%	0
2004	13.089401	14.202226	8.50%	0
2003*	10.000000	13.089401	30.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	0
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
2004	14.306677	17.305842	20.96%	0
2003*	10.000000	14.306677	43.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005*	10.000000	12.612849	26.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
2004	13.671628	15.840330	15.86%	0
2003*	10.000000	13.671628	36.72%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.942079	13.809315	15.64%	0
2011	13.677167	11.942079	-12.69%	0
2010	12.906696	13.677167	5.97%	0
2009	9.623909	12.906696	34.11%	0
2008	16.517742	9.623909	-41.74%	0
2007	14.638823	16.517742	12.84%	0
2006	12.328820	14.638823	18.74%	0
2005	11.451436	12.328820	7.66%	0
2004*	10.000000	11.451436	14.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005*	10.000000	9.733150	-2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.157251	1.57%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.903121	9.923764	11.46%	0
2011	10.297363	8.903121	-13.54%	0
2010*	10.000000	10.297363	2.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.582796	-4.17%	122
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
2004	11.453904	12.124747	5.86%	0
2003*	10.000000	11.453904	14.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	0
2006	15.710899	16.758438	6.67%	0
2005	14.278499	15.710899	10.03%	0
2004	12.382203	14.278499	15.31%	0
2003*	10.000000	12.382203	23.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
2004	14.303663	16.594691	16.02%	0
2003*	10.000000	14.303663	43.04%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.956785	15.917981	14.05%	0
2011	14.224723	13.956785	-1.88%	0
2010	12.975203	14.224723	9.63%	0
2009	9.542948	12.975203	35.97%	0
2008	15.491985	9.542948	-38.40%	0
2007	14.276544	15.491985	8.51%	0
2006	13.610137	14.276544	4.90%	0
2005	13.357900	13.610137	1.89%	0
2004	12.538735	13.357900	6.53%	0
2003*	10.000000	12.538735	25.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.690399	17.772394	13.27%	0
2011	16.126041	15.690399	-2.70%	0
2010	14.833232	16.126041	8.72%	0
2009	12.392403	14.833232	19.70%	0
2008	18.850203	12.392403	-34.26%	0
2007	17.925254	18.850203	5.16%	0
2006	15.216368	17.925254	17.80%	0
2005	14.620099	15.216368	4.08%	0
2004	13.025451	14.620099	12.24%	0
2003*	10.000000	13.025451	30.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
2010	12.362426	13.673759	10.61%	0
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
2004	11.851518	12.754602	7.62%	0
2003*	10.000000	11.851518	18.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	0
2010	13.029918	14.704272	12.85%	0
2009	10.392120	13.029918	25.38%	0
2008	16.934889	10.392120	-38.63%	0
2007	17.790645	16.934889	-4.81%	0
2006	15.748527	17.790645	12.97%	0
2005	15.497598	15.748527	1.62%	0
2004	13.540723	15.497598	14.45%	0
2003*	10.000000	13.540723	35.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	0
2008*	10.000000	6.083121	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	0
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0
2004	16.584878	19.525024	17.73%	0
2003*	10.000000	16.584878	65.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.158295	18.465771	14.28%	0
2011	21.354063	16.158295	-24.33%	0
2010	18.850081	21.354063	13.28%	0
2009	11.824161	18.850081	59.42%	0
2008	28.709434	11.824161	-58.81%	0
2007	20.194833	28.709434	42.16%	0
2006	15.128016	20.194833	33.49%	0
2005	11.680295	15.128016	29.52%	0
2004*	10.000000	11.680295	16.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	0
2008	10.779417	11.350338	5.30%	0
2007	10.292093	10.779417	4.73%	0
2006	10.187930	10.292093	1.02%	0
2005	10.092398	10.187930	0.95%	0
2004	9.998525	10.092398	0.94%	0
2003*	10.000000	9.998525	-0.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
2010	14.575520	16.332125	12.05%	0
2009	11.721990	14.575520	24.34%	0
2008	18.988244	11.721990	-38.27%	0
2007	18.335248	18.988244	3.56%	0
2006	16.048897	18.335248	14.25%	0
2005	15.210756	16.048897	5.51%	0
2004	13.646654	15.210756	11.46%	0
2003*	10.000000	13.646654	36.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
2010	11.547439	11.952821	3.51%	0
2009	10.829416	11.547439	6.63%	0
2008	11.788746	10.829416	-8.14%	0
2007	11.445670	11.788746	3.00%	0
2006	11.028581	11.445670	3.78%	0
2005	10.920596	11.028581	0.99%	0
2004	10.675292	10.920596	2.30%	0
2003*	10.000000	10.675292	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
2010	13.165290	14.273746	8.42%	0
2009	11.305038	13.165290	16.46%	917
2008	15.058439	11.305038	-24.93%	917
2007	14.581696	15.058439	3.27%	917
2006	13.395569	14.581696	8.85%	917
2005	13.007846	13.395569	2.98%	917
2004	12.148707	13.007846	7.07%	917
2003*	10.000000	12.148707	21.49%	917

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.881569	16.547545	11.19%	0
2011	15.554198	14.881569	-4.32%	0
2010	14.102070	15.554198	10.30%	0
2009	11.597705	14.102070	21.59%	0
2008	17.293799	11.597705	-32.94%	0
2007	16.668854	17.293799	3.75%	0
2006	14.886787	16.668854	11.97%	0
2005	14.222590	14.886787	4.67%	0
2004	12.980195	14.222590	9.57%	0
2003*	10.000000	12.980195	29.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
2010	12.424366	13.179258	6.08%	0
2009	11.094772	12.424366	11.98%	0
2008	13.360214	11.094772	-16.96%	0
2007	12.912800	13.360214	3.46%	0
2006	12.183035	12.912800	5.99%	0
2005	11.927596	12.183035	2.14%	0
2004	11.386917	11.927596	4.75%	0
2003*	10.000000	11.386917	13.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.983783	15.028955	15.75%	126
2011	13.621899	12.983783	-4.68%	126
2010	12.841565	13.621899	6.08%	126
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
2010	16.542694	20.407894	23.36%	0
2009	12.374975	16.542694	33.68%	0
2008	19.926196	12.374975	-37.90%	0
2007	18.954496	19.926196	5.13%	0
2006	17.644672	18.954496	7.42%	0
2005	16.101426	17.644672	9.58%	0
2004	14.232843	16.101426	13.13%	0
2003*	10.000000	14.232843	42.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
2010	9.944195	9.720467	-2.25%	0
2009	10.168821	9.944195	-2.21%	0
2008	10.193541	10.168821	-0.24%	0
2007	9.952481	10.193541	2.42%	0
2006	9.739697	9.952481	2.18%	0
2005	9.704345	9.739697	0.36%	0
2004	9.847816	9.704345	-1.46%	0
2003*	10.000000	9.847816	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
2004	10.849921	11.298800	4.14%	0
2003*	10.000000	10.849921	8.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	0
2008*	10.000000	6.031868	-39.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
2004	13.691710	16.060464	17.30%	0
2003*	10.000000	13.691710	36.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	0
2011	10.271499	8.393992	-18.28%	0
2010	9.926964	10.271499	3.47%	0
2009	7.842591	9.926964	26.58%	0
2008	14.983816	7.842591	-47.66%	0
2007	14.927872	14.983816	0.37%	0
2006	12.475221	14.927872	19.66%	0
2005	11.414522	12.475221	9.29%	0
2004*	10.000000	11.414522	14.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	0
2009	6.264498	7.920966	26.44%	0
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	137
2011	8.582541	7.878627	-8.20%	137
2010	7.787385	8.582541	10.21%	137
2009	6.252676	7.787385	24.54%	137
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
2008*	10.000000	6.175408	-38.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
2004	13.666814	15.118582	10.62%	0
2003*	10.000000	13.666814	36.67%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0
2004	16.621856	19.009541	14.36%	0
2003*	10.000000	16.621856	66.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	0
2007	20.235659	20.152532	-0.41%	0
2006	18.523315	20.235659	9.24%	0
2005	16.917200	18.523315	9.49%	0
2004	14.569685	16.917200	16.11%	0
2003*	10.000000	14.569685	45.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.004390	14.471277	11.28%	111
2011	13.252999	13.004390	-1.88%	111
2010	11.974411	13.252999	10.68%	111
2009	9.756608	11.974411	22.73%	111
2008	17.095259	9.756608	-42.93%	0
2007	16.211278	17.095259	5.45%	0
2006	14.623648	16.211278	10.86%	0
2005	13.975414	14.623648	4.64%	0
2004	13.052629	13.975414	7.07%	0
2003*	10.000000	13.052629	30.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0
2010	9.548473	9.826937	2.92%	0
2009	8.619490	9.548473	10.78%	0
2008	10.185777	8.619490	-15.38%	0
2007	9.946883	10.185777	2.40%	0
2006	9.764882	9.946883	1.86%	0
2005	9.846906	9.764882	-0.83%	0
2004	9.995678	9.846906	-1.49%	0
2003*	10.000000	9.995678	-0.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.021938	12.787396	6.37%	0
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
2004	13.467966	14.728616	9.36%	0
2003*	10.000000	13.467966	34.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
2007	15.670271	16.481860	5.18%	0
2006	14.098104	15.670271	11.15%	0
2005	13.496185	14.098104	4.46%	0
2004	12.188212	13.496185	10.73%	0
2003*	10.000000	12.188212	21.88%	0
2003*	10.000000	13.562508	35.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.221611	14.449399	18.23%	0
2011	13.662826	12.221611	-10.55%	0
2010	12.083757	13.662826	13.07%	0
2009	8.869191	12.083757	36.24%	0
2008	15.210864	8.869191	-41.69%	0
2007	14.673899	15.210864	3.66%	0
2006	12.786011	14.673899	14.77%	0
2005	11.468391	12.786011	11.49%	0
2004*	10.000000	11.468391	14.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
2004	15.037620	17.474413	16.20%	0
2003*	10.000000	15.037620	50.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.585193	15.484398	13.98%	99
2011	13.941099	13.585193	-2.55%	99
2010	12.313104	13.941099	13.22%	99
2009	9.841516	12.313104	25.11%	99
2008	16.405148	9.841516	-40.01%	99
2007	16.115779	16.405148	1.80%	99
2006	14.365531	16.115779	12.18%	99
2005	13.897389	14.365531	3.37%	99
2004	13.025936	13.897389	6.69%	99
2003*	10.000000	13.025936	30.26%	99
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	0
2007	21.025158	20.263408	-3.62%	0
2006	18.758181	21.025158	12.09%	0
2005	17.489490	18.758181	7.25%	0
2004	15.012537	17.489490	16.50%	0
2003*	10.000000	15.012537	50.13%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
2010	10.818124	12.095334	11.81%	0
2009	8.525513	10.818124	26.89%	0
2008	14.227984	8.525513	-40.08%	0
2007	15.492983	14.227984	-8.16%	0
2006	13.673036	15.492983	13.31%	0
2005	13.291895	13.673036	2.87%	0
2004	12.237939	13.291895	8.61%	0
2003*	10.000000	12.237939	22.38%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0
2004	12.605837	14.317960	13.58%	0
2003*	10.000000	12.605837	26.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	0
2007	12.765218	13.165195	3.13%	0
2006	12.385068	12.765218	3.07%	0
2005	11.986914	12.385068	3.32%	0
2004	11.675220	11.986914	2.67%	0
2003*	10.000000	11.675220	16.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
2010	10.133021	10.584401	4.45%	0
2009	9.477206	10.133021	6.92%	0
2008	10.827458	9.477206	-12.47%	0
2007	10.528615	10.827458	2.84%	0
2006	10.399944	10.528615	1.24%	0
2005	10.235988	10.399944	1.60%	0
2004	10.061769	10.235988	1.73%	0
2003*	10.000000	10.061769	0.62%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
2004	12.488971	13.438445	7.60%	0
2003*	10.000000	12.488971	24.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.673178	-3.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
2005	14.754015	15.078192	2.20%	0
2004	13.577608	14.754015	8.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
2004	14.674992	17.072377	16.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0
2008	11.237420	10.804542	-3.85%	0
2007	10.505971	11.237420	6.96%	0
2006	10.584599	10.505971	-0.74%	0
2005	10.666402	10.584599	-0.77%	0
2004	10.317953	10.666402	3.38%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
2005	14.692774	15.004311	2.12%	0
2004	13.358781	14.692774	9.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
2008	12.466537	9.194334	-26.25%	0
2007	13.078908	12.466537	-4.68%	0
2006	11.133943	13.078908	17.47%	0
2005*	10.000000	11.133943	11.34%	0
2004	13.481870	15.038867	11.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
2007	20.154878	19.559767	-2.95%	0
2006	18.029765	20.154878	11.79%	0
2005	17.208156	18.029765	4.77%	0
2004	14.450589	17.208156	19.08%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
2008	16.765403	10.266291	-38.77%	0
2007	16.346335	16.765403	2.56%	0
2006	14.521814	16.346335	12.56%	0
2005	14.231683	14.521814	2.04%	0
2004	13.200110	14.231683	7.81%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
2010	12.727560	14.305876	12.40%	0
2009	10.657988	12.727560	19.42%	0
2008	15.522995	10.657988	-31.34%	0
2007	14.871448	15.522995	4.38%	0
2006	13.097671	14.871448	13.54%	0
2005	12.874963	13.097671	1.73%	0
2004	12.574887	12.874963	2.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
2004	13.678782	14.840344	8.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
2004	12.863838	13.461571	4.65%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0
2007	10.287329	10.566036	2.71%	0
2006	10.131702	10.287329	1.54%	0
2005	10.268223	10.131702	-1.33%	0
2004	10.172250	10.268223	0.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
2005*	10.000000	10.630924	6.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
2007	11.935664	12.821849	7.42%	0
2006	10.935802	11.935664	9.14%	0
2005*	10.000000	10.935802	9.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
2005*	10.000000	11.142720	11.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0
2007	15.163091	21.573326	42.28%	0
2006	13.307881	15.163091	13.94%	0
2005*	10.000000	13.307881	33.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
2008	17.686113	9.881046	-44.13%	0
2007	17.877300	17.686113	-1.07%	0
2006	15.256422	17.877300	17.18%	0
2005	14.790610	15.256422	3.15%	0
2004	13.609869	14.790610	8.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0
2008	18.399897	9.471628	-48.52%	0
2007	14.870760	18.399897	23.73%	0
2006	14.281288	14.870760	4.13%	0
2005	13.854142	14.281288	3.08%	0
2004	13.750936	13.854142	0.75%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	0
2010	11.412454	11.991605	5.07%	0
2009	10.116151	11.412454	12.81%	0
2008	10.725576	10.116151	-5.68%	4,819
2007	10.548602	10.725576	1.68%	4,819
2006	10.367395	10.548602	1.75%	4,819
2005	10.413473	10.367395	-0.44%	0
2004	10.229990	10.413473	1.79%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
2008	24.736512	14.594916	-41.00%	1,790
2007	21.954539	24.736512	12.67%	1,790
2006	19.990528	21.954539	9.82%	1,790
2005	17.336262	19.990528	15.31%	0
2004	14.234449	17.336262	21.79%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
2005	16.261101	18.872516	16.06%	0
2004	14.688244	16.261101	10.71%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	0
2011	12.461106	10.057640	-19.29%	0
2010	11.304309	12.461106	10.23%	0
2009	9.168371	11.304309	23.30%	0
2008	16.742107	9.168371	-45.24%	0
2007	14.640636	16.742107	14.35%	0
2006	12.718704	14.640636	15.11%	0
2005	10.962580	12.718704	16.02%	0
2004*	10.000000	10.962580	9.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
2007	20.843249	21.469174	3.00%	0
2006	18.388802	20.843249	13.35%	0
2005	18.374502	18.388802	0.08%	0
2004	16.520633	18.374502	11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
2006*	10.000000	11.044680	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
2010	12.735864	15.011971	17.87%	0
2009	11.108969	12.735864	14.64%	0
2008	15.597923	11.108969	-28.78%	0
2007	16.408204	15.597923	-4.94%	0
2006	14.338212	16.408204	14.44%	0
2005	14.188607	14.338212	1.05%	0
2004	13.083537	14.188607	8.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
2010	16.537081	20.717010	25.28%	0
2009	13.105461	16.537081	26.18%	0
2008	20.026926	13.105461	-34.56%	622
2007	21.000927	20.026926	-4.64%	622
2006	18.373806	21.000927	14.30%	622
2005	17.289265	18.373806	6.27%	0
2004	14.300269	17.289265	20.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.611780	16.153041	10.55%	0
2011	17.774151	14.611780	-17.79%	0
2010	15.480849	17.774151	14.81%	0
2009	9.178418	15.480849	68.67%	0
2008	19.850900	9.178418	-53.76%	0
2007	15.789451	19.850900	25.72%	0
2006	12.608573	15.789451	25.23%	0
2005*	10.000000	12.608573	26.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
2004	13.665513	15.825148	15.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.895362	13.748235	15.58%	0
2011	13.630637	11.895362	-12.73%	0
2010	12.869360	13.630637	5.92%	0
2009	9.600976	12.869360	34.04%	0
2008	16.486849	9.600976	-41.77%	1,942
2007	14.618971	16.486849	12.78%	1,942
2006	12.318381	14.618971	18.68%	1,942
2005	11.447566	12.318381	7.61%	0
2004*	10.000000	11.447566	14.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	0
2011	15.645548	15.159661	-3.11%	0
2010	14.000466	15.645548	11.75%	0
2009	12.073830	14.000466	15.96%	0
2008	11.635851	12.073830	3.76%	0
2007	10.727678	11.635851	8.47%	0
2006	9.729853	10.727678	10.26%	0
2005*	10.000000	9.729853	-2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	0
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.673405	-3.27%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	1,700
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
2005	12.113119	12.742004	5.19%	0
2004	11.448775	12.113119	5.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
2007	16.725332	22.324473	33.48%	0
2006	15.687863	16.725332	6.61%	0
2005	14.264830	15.687863	9.98%	0
2004	12.376674	14.264830	15.26%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
2004	14.297256	16.578769	15.96%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.893572	15.837769	13.99%	0
2011	14.167527	13.893572	-1.93%	0
2010	12.929647	14.167527	9.57%	0
2009	9.514304	12.929647	35.90%	0
2008	15.453408	9.514304	-38.43%	0
2007	14.248328	15.453408	8.46%	0
2006	13.590161	14.248328	4.84%	0
2005	13.345092	13.590161	1.84%	0
2004	12.533128	13.345092	6.48%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	2,224
2011	16.061210	15.619350	-2.75%	2,224
2010	14.781145	16.061210	8.66%	2,224
2009	12.355204	14.781145	19.63%	2,224
2008	18.803264	12.355204	-34.29%	4,568
2007	17.889816	18.803264	5.11%	4,568
2006	15.194031	17.889816	17.74%	2,344
2005	14.606086	15.194031	4.03%	0
2004	13.019620	14.606086	12.19%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	0
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	1,516
2011	13.662112	13.413445	-1.82%	1,516
2010	12.358219	13.662112	10.55%	1,516
2009*	10.000000	12.358219	23.58%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	6,073
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	1,352
2009	7.394927	8.916511	20.58%	1,352
2008	10.778659	7.394927	-31.39%	2,717
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.395373	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0
2008	10.439925	9.192839	-11.95%	0
2007	10.377569	10.439925	0.60%	0
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	3,893
2007	10.205698	11.155936	9.31%	3,893
2006*	10.000000	10.205698	2.06%	3,893
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	4,111
2011	8.158742	7.793253	-4.48%	4,111
2010	7.524809	8.158742	8.42%	4,111
2009	5.893277	7.524809	27.68%	4,111
2008	9.739606	5.893277	-39.49%	4,111
2007*	10.000000	9.739606	-2.60%	4,111

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
2007	13.774706	13.878013	0.75%	0
2006	12.746458	13.774706	8.07%	0
2005	12.742365	12.746458	0.03%	0
2004	11.846198	12.742365	7.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	0
2011	12.529979	12.708581	1.43%	0
2010	11.333336	12.529979	10.56%	0
2009	7.940779	11.333336	42.72%	0
2008	11.304100	7.940779	-29.75%	1,162
2007	11.216305	11.304100	0.78%	1,162
2006	10.379470	11.216305	8.06%	1,162
2005*	10.000000	10.379470	3.79%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	921
2011	14.645164	13.944169	-4.79%	921
2010	12.984174	14.645164	12.79%	921
2009	10.360937	12.984174	25.32%	921
2008	16.892731	10.360937	-38.67%	921
2007	17.755498	16.892731	-4.86%	921
2006	15.725424	17.755498	12.91%	0
2005	15.482762	15.725424	1.57%	0
2004	13.534669	15.482762	14.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
2008*	10.000000	6.081035	-39.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	17,081
2011	9.293142	8.655633	-6.86%	17,081
2010	8.394383	9.293142	10.71%	2,969
2009	6.787876	8.394383	23.67%	2,969
2008*	10.000000	6.787876	-32.12%	2,969
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
2010	10.365838	10.813910	4.32%	0
2009	9.770424	10.365838	6.09%	0
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0
2004	16.577470	19.506334	17.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	0
2011	21.281426	16.095099	-24.37%	0
2010	18.795548	21.281426	13.23%	0
2009	11.795989	18.795548	59.34%	0
2008	28.655761	11.795989	-58.84%	0
2007	20.167432	28.655761	42.09%	0
2006	15.115197	20.167432	33.42%	0
2005	11.676345	15.115197	29.45%	0
2004*	10.000000	11.676345	16.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	0
2010	11.353241	11.622557	2.37%	0
2009	11.316250	11.353241	0.33%	0
2008	10.752526	11.316250	5.24%	0
2007	10.271709	10.752526	4.68%	0
2006	10.172939	10.271709	0.97%	0
2005	10.082699	10.172939	0.89%	0
2004	9.994036	10.082699	0.89%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
2008	18.940954	11.686794	-38.30%	0
2007	18.299007	18.940954	3.51%	0
2006	16.025349	18.299007	14.19%	2,353
2005	15.196187	16.025349	5.46%	2,353
2004	13.640553	15.196187	11.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
2005	10.910111	11.012370	0.94%	0
2004	10.670507	10.910111	2.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
2010	13.119027	14.216316	8.36%	0
2009	11.271078	13.119027	16.40%	0
2008	15.020895	11.271078	-24.96%	0
2007	14.552819	15.020895	3.22%	0
2006	13.375868	14.552819	8.80%	0
2005	12.995346	13.375868	2.93%	0
2004	12.143248	12.995346	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	3,245
2011	15.491667	14.814165	-4.37%	3,245
2010	14.052561	15.491667	10.24%	3,245
2009	11.562898	14.052561	21.53%	0
2008	17.250735	11.562898	-32.97%	0
2007	16.635903	17.250735	3.70%	0
2006	14.864940	16.635903	11.91%	0
2005	14.208967	14.864940	4.62%	0
2004	12.974386	14.208967	9.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
2008	13.326911	11.061455	-17.00%	10,530
2007	12.887234	13.326911	3.41%	10,530
2006	12.165117	12.887234	5.94%	10,530
2005	11.916137	12.165117	2.09%	10,530
2004	11.381802	11.916137	4.69%	10,530
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	2,569
2011	13.610303	12.966115	-4.73%	2,569
2010	12.837189	13.610303	6.02%	2,569
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	909
2011	20.325826	19.353925	-4.78%	0
2010	16.484590	20.325826	23.30%	0
2009	12.337819	16.484590	33.61%	0
2008	19.876563	12.337819	-37.93%	0
2007	18.917010	19.876563	5.07%	0
2006	17.618761	18.917010	7.37%	0
2005	16.085989	17.618761	9.53%	0
2004	14.226488	16.085989	13.07%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	0
2011	9.681179	9.459122	-2.29%	0
2010	9.909073	9.681179	-2.30%	0
2009	10.138094	9.909073	-2.26%	0
2008	10.167942	10.138094	-0.29%	0
2007	9.932596	10.167942	2.37%	0
2006	9.725197	9.932596	2.13%	0
2005	9.694844	9.725197	0.31%	0
2004	9.843208	9.694844	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0
2008	11.798369	9.533781	-19.19%	0
2007	11.543724	11.798369	2.21%	0
2006	11.269480	11.543724	2.43%	0
2005	11.287951	11.269480	-0.16%	0
2004	10.845052	11.287951	4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
2010	8.018277	8.915532	11.19%	0
2009	6.029803	8.018277	32.98%	0
2008*	10.000000	6.029803	-39.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0
2005	16.046770	17.526693	9.22%	0
2004	13.687034	16.046770	17.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	0
2011	10.236539	8.361143	-18.32%	0
2010	9.898230	10.236539	3.42%	0
2009	7.823905	9.898230	26.51%	0
2008	14.955775	7.823905	-47.69%	0
2007	14.907610	14.955775	0.32%	0
2006	12.464647	14.907610	19.60%	0
2005	11.410668	12.464647	9.24%	0
2004*	10.000000	11.410668	14.11%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	0
2010	7.914192	8.919870	12.71%	0
2009	6.262350	7.914192	26.38%	0
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
2010	7.642125	9.442793	23.56%	0
2009	6.173291	7.642125	23.79%	0
2008*	10.000000	6.173291	-38.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	866
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0
2007	15.998343	17.113159	6.97%	0
2006	15.899389	15.998343	0.62%	0
2005	15.104108	15.899389	5.27%	0
2004	13.660706	15.104108	10.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0
2008	19.774663	13.078860	-33.86%	0
2007	21.820354	19.774663	-9.38%	0
2006	19.071913	21.820354	14.41%	0
2005	18.991325	19.071913	0.42%	0
2004	16.614418	18.991325	14.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	854
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	0
2007	20.195647	20.102337	-0.46%	0
2006	18.496109	20.195647	9.19%	0
2005	16.900974	18.496109	9.44%	0
2004	14.563156	16.900974	16.05%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
2008	17.052689	9.727310	-42.96%	0
2007	16.179237	17.052689	5.40%	0
2006	14.602188	16.179237	10.80%	0
2005	13.962018	14.602188	4.59%	0
2004	13.046787	13.962018	7.01%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0
2008	10.160396	8.593607	-15.42%	2,504
2007	9.927203	10.160396	2.35%	2,504
2006	9.750532	9.927203	1.81%	2,504
2005	9.837446	9.750532	-0.88%	0
2004	9.991187	9.837446	-1.54%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.967477	12.722947	6.31%	0
2011	12.379929	11.967477	-3.33%	0
2010	10.593558	12.379929	16.86%	0
2009	8.833096	10.593558	19.93%	0
2008	14.938033	8.833096	-40.87%	0
2007	15.213377	14.938033	-1.81%	0
2006	14.793639	15.213377	2.84%	0
2005	14.714497	14.793639	0.54%	0
2004	13.461934	14.714497	9.30%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	0
2008	16.442567	9.727621	-40.84%	0
2007	15.640952	16.442567	5.13%	0
2006	14.078903	15.640952	11.09%	0
2005	13.484673	14.078903	4.41%	0
2004	12.184056	13.484673	10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	0
2011	13.616322	12.173795	-10.59%	0
2010	12.048779	13.616322	13.01%	0
2009	8.848051	12.048779	36.17%	0
2008	15.182394	8.848051	-41.72%	0
2007	14.653968	15.182394	3.61%	0
2006	12.775168	14.653968	14.71%	0
2005	11.464515	12.775168	11.43%	0
2004*	10.000000	11.464515	14.65%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
2005	17.457662	19.455643	11.44%	0
2004	15.030884	17.457662	16.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
2008	16.364280	9.811972	-40.04%	0
2007	16.083909	16.364280	1.74%	0
2006	14.344443	16.083909	12.13%	0
2005	13.884059	14.344443	3.32%	0
2004	13.020103	13.884059	6.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	0
2007	20.983612	20.212960	-3.67%	0
2006	18.730671	20.983612	12.03%	0
2005	17.472746	18.730671	7.20%	0
2004	15.005824	17.472746	16.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
2005	13.280570	13.654420	2.82%	0
2004	12.233767	13.280570	8.56%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0
2004	12.601537	14.305748	13.52%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
2005	11.976695	12.368215	3.27%	0
2004	11.671236	11.976695	2.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	0
2007	10.508882	10.801613	2.79%	0
2006	10.385759	10.508882	1.19%	0
2005	10.227246	10.385759	1.55%	0
2004	10.058336	10.227246	1.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
2004	12.482592	13.424716	7.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.669858	-3.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
2006	15.056052	17.200484	14.24%	0
2005	14.739868	15.056052	2.15%	0
2004	13.571529	14.739868	8.61%	0
2003*	10.000000	13.571529	35.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
2010	17.161136	21.214186	23.62%	0
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	-37.26%	0
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
2004	14.668433	17.056004	16.28%	0
2003*	10.000000	14.668433	46.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.082088	0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0
2010	11.592697	11.899828	2.65%	0
2009	10.771404	11.592697	7.62%	0
2008	11.208694	10.771404	-3.90%	0
2007	10.484510	11.208694	6.91%	0
2006	10.568371	10.484510	-0.79%	0
2005	10.655487	10.568371	-0.82%	0
2004	10.312673	10.655487	3.32%	0
2003*	10.000000	10.312673	3.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
2005	14.678696	14.982286	2.07%	0
2004	13.352802	14.678696	9.93%	0
2003*	10.000000	13.352802	33.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
2010	11.632166	13.514572	16.18%	0
2009	9.177100	11.632166	26.75%	0
2008	12.449547	9.177100	-26.29%	0
2007	13.067810	12.449547	-4.73%	0
2006	11.130171	13.067810	17.41%	0
2005*	10.000000	11.130171	11.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	0
2010	16.069221	19.744723	22.87%	0
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
2007	20.115008	19.511021	-3.00%	0
2006	18.003287	20.115008	11.73%	0
2005	17.191656	18.003287	4.72%	0
2004	14.444121	17.191656	19.02%	0
2003*	10.000000	14.444121	44.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.983105	15.766615	12.75%	129
2011	14.090582	13.983105	-0.76%	132
2010	12.598052	14.090582	11.85%	129
2009	10.235430	12.598052	23.08%	132
2008	16.723589	10.235430	-38.80%	125
2007	16.313974	16.723589	2.51%	125
2006	14.500481	16.313974	12.51%	130
2005	14.218015	14.500481	1.99%	127
2004	13.194190	14.218015	7.76%	128
2003*	10.000000	13.194190	31.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
2010	12.682796	14.248269	12.34%	0
2009	10.625956	12.682796	19.36%	0
2008	15.484277	10.625956	-31.38%	0
2007	14.842000	15.484277	4.33%	0
2006	13.078414	14.842000	13.48%	0
2005	12.862598	13.078414	1.68%	326
2004	12.569236	12.862598	2.33%	326
2003*	10.000000	12.569236	25.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
2004	13.672660	14.826107	8.44%	0
2003*	10.000000	13.672660	36.73%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
2005	13.448665	13.356142	-0.69%	0
2004	12.858073	13.448665	4.59%	0
2003*	10.000000	12.858073	28.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	0
2009	9.514651	11.163853	17.33%	0
2008	10.539678	9.514651	-9.73%	0
2007	10.266953	10.539678	2.66%	0
2006	10.116795	10.266953	1.48%	0
2005	10.258337	10.116795	-1.38%	0
2004	10.167671	10.258337	0.89%	0
2003*	10.000000	10.167671	1.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
2007	11.372528	12.039071	5.86%	0
2006	10.627320	11.372528	7.01%	0
2005*	10.000000	10.627320	6.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0
2010	10.546772	11.774845	11.64%	0
2009	8.401962	10.546772	25.53%	0
2008	12.804368	8.401962	-34.38%	0
2007	11.925522	12.804368	7.37%	0
2006	10.932085	11.925522	9.09%	0
2005*	10.000000	10.932085	9.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
2010	10.302965	11.659781	13.17%	0
2009	8.043137	10.302965	28.10%	0
2008	13.322549	8.043137	-39.63%	0
2007	12.283828	13.322549	8.46%	0
2006	11.138935	12.283828	10.28%	0
2005*	10.000000	11.138935	11.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	140
2007	15.150214	21.543912	42.20%	140
2006	13.303376	15.150214	13.88%	177
2005*	10.000000	13.303376	33.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0
2010	12.494586	14.021290	12.22%	0
2009	9.851363	12.494586	26.83%	0
2008	17.642038	9.851363	-44.16%	0
2007	17.841935	17.642038	-1.12%	0
2006	15.234015	17.841935	17.12%	225
2005	14.776419	15.234015	3.10%	298
2004	13.603772	14.776419	8.62%	298
2003*	10.000000	13.603772	36.04%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
2010	11.799969	14.272534	20.95%	0
2009	9.443148	11.799969	24.96%	0
2008	18.354004	9.443148	-48.55%	263
2007	14.841311	18.354004	23.67%	263
2006	14.260291	14.841311	4.07%	244
2005	13.840838	14.260291	3.03%	0
2004	13.744768	13.840838	0.70%	0
2003*	10.000000	13.744768	37.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.484039	12.873058	3.12%	0
2011	11.943367	12.484039	4.53%	0
2010	11.372363	11.943367	5.02%	0
2009	10.085775	11.372363	12.76%	0
2008	10.698836	10.085775	-5.73%	0
2007	10.527722	10.698836	1.63%	0
2006	10.352158	10.527722	1.70%	0
2005	10.403467	10.352158	-0.49%	0
2004	10.225391	10.403467	1.74%	0
2003*	10.000000	10.225391	2.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0
2010	19.857680	24.931965	25.55%	0
2009	14.551074	19.857680	36.47%	265
2008	24.674874	14.551074	-41.03%	415
2007	21.911113	24.674874	12.61%	594
2006	19.961162	21.911113	9.77%	860
2005	17.319629	19.961162	15.25%	725
2004	14.228073	17.319629	21.73%	276
2003*	10.000000	14.228073	42.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
2004	14.681680	16.245524	10.65%	109
2003*	10.000000	14.681680	46.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.018254	11.782831	17.61%	177
2011	12.418659	10.018254	-19.33%	150
2010	11.271565	12.418659	10.18%	580
2009	9.146498	11.271565	23.23%	533
2008	16.710756	9.146498	-45.27%	683
2007	14.620747	16.710756	14.29%	879
2006	12.707924	14.620747	15.05%	1,321
2005	10.958871	12.707924	15.96%	729
2004*	10.000000	10.958871	9.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	0
2009	10.186508	15.632125	53.46%	0
2008	21.415648	10.186508	-52.43%	0
2007	20.801986	21.415648	2.95%	0
2006	18.361767	20.801986	13.29%	0
2005	18.356870	18.361767	0.03%	121
2004	16.513232	18.356870	11.16%	121
2003*	10.000000	16.513232	65.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
2008	11.185080	7.682907	-31.31%	0
2007	11.040930	11.185080	1.31%	0
2006*	10.000000	11.040930	10.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
2010	12.691092	14.951559	17.81%	0
2009	11.075583	12.691092	14.59%	0
2008	15.559038	11.075583	-28.82%	0
2007	16.375723	15.559038	-4.99%	0
2006	14.317130	16.375723	14.38%	204
2005	14.174982	14.317130	1.00%	244
2004	13.077676	14.174982	8.39%	244
2003*	10.000000	13.077676	30.78%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.391936	22.417039	15.60%	0
2011	20.633627	19.391936	-6.02%	0
2010	16.478949	20.633627	25.21%	0
2009	13.066078	16.478949	26.12%	0
2008	19.976991	13.066078	-34.59%	0
2007	20.959357	19.976991	-4.69%	0
2006	18.346803	20.959357	14.24%	0
2005	17.272672	18.346803	6.22%	213
2004	14.293865	17.272672	20.84%	213
2003*	10.000000	14.293865	42.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.562053	16.089808	10.49%	0
2011	17.722721	14.562053	-17.83%	0
2010	15.443947	17.722721	14.76%	442
2009	9.161213	15.443947	68.58%	0
2008	19.823856	9.161213	-53.79%	0
2007	15.776045	19.823856	25.66%	0
2006	12.604311	15.776045	25.16%	221
2005*	10.000000	12.604311	26.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
2004	13.659387	15.809963	15.74%	0
2003*	10.000000	13.659387	36.59%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.848831	13.687444	15.52%	0
2011	13.584255	11.848831	-12.78%	0
2010	12.832119	13.584255	5.86%	0
2009	9.578090	12.832119	33.97%	0
2008	16.455978	9.578090	-41.80%	0
2007	14.599101	16.455978	12.72%	0
2006	12.307923	14.599101	18.62%	0
2005	11.443684	12.307923	7.55%	322
2004*	10.000000	11.443684	14.44%	322
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.108064	16.974047	12.35%	0
2011	15.600261	15.108064	-3.16%	0
2010	13.967081	15.600261	11.69%	0
2009	12.051193	13.967081	15.90%	0
2008	11.619981	12.051193	3.71%	0
2007	10.718562	11.619981	8.41%	0
2006	9.726551	10.718562	10.20%	0
2005*	10.000000	9.726551	-2.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.150328	1.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.892524	9.901797	11.35%	0
2011	10.295632	8.892524	-13.63%	0
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.670053	-3.30%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
2005	12.101488	12.723262	5.14%	0
2004	11.443645	12.101488	5.75%	0
2003*	10.000000	11.443645	14.44%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
2010	17.266141	17.953094	3.98%	0
2009	12.109370	17.266141	42.58%	331
2008	22.268831	12.109370	-45.62%	187
2007	16.692231	22.268831	33.41%	187
2006	15.664813	16.692231	6.56%	0
2005	14.251148	15.664813	9.92%	0
2004	12.371130	14.251148	15.20%	0
2003*	10.000000	12.371130	23.71%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
2004	14.290852	16.562866	15.90%	0
2003*	10.000000	14.290852	42.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.830612	15.757905	13.93%	0
2011	14.110530	13.830612	-1.98%	0
2010	12.884210	14.110530	9.52%	0
2009	9.485726	12.884210	35.83%	0
2008	15.414900	9.485726	-38.46%	0
2007	14.220129	15.414900	8.40%	0
2006	13.570197	14.220129	4.79%	0
2005	13.332303	13.570197	1.78%	0
2004	12.527515	13.332303	6.42%	0
2003*	10.000000	12.527515	25.28%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.548515	17.593622	13.15%	0
2011	15.996542	15.548515	-2.80%	0
2010	14.729169	15.996542	8.60%	0
2009	12.318074	14.729169	19.57%	0
2008	18.756381	12.318074	-34.33%	0
2007	17.854393	18.756381	5.05%	0
2006	15.171686	17.854393	17.68%	0
2005	14.592051	15.171686	3.97%	0
2004	13.013769	14.592051	12.13%	0
2003*	10.000000	13.013769	30.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	0
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
2007	10.391833	10.769435	3.63%	0
2006*	10.000000	10.391833	3.92%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
2007	10.374046	10.431022	0.55%	0
2006*	10.000000	10.374046	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	524
2009	7.140620	9.873794	38.28%	542
2008	11.917257	7.140620	-40.08%	303
2007	10.672505	11.917257	11.66%	303
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	323
2007	10.202232	11.146413	9.25%	323
2006*	10.000000	10.202232	2.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
2007*	10.000000	9.736275	-2.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
2006	12.727746	13.747460	8.01%	0
2005	12.730150	12.727746	-0.02%	0
2004	11.840898	12.730150	7.51%	0
2003*	10.000000	11.840898	18.41%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.665295	14.185941	12.01%	0
2011	12.493682	12.665295	1.37%	0
2010	11.306291	12.493682	10.50%	0
2009	7.925884	11.306291	42.65%	0
2008	11.288687	7.925884	-29.79%	0
2007	11.206774	11.288687	0.73%	0
2006	10.375946	11.206774	8.01%	0
2005*	10.000000	10.375946	3.76%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.880964	16.016942	15.39%	131
2011	14.586241	13.880964	-4.84%	126
2010	12.938547	14.586241	12.73%	125
2009	10.329810	12.938547	25.25%	132
2008	16.850630	10.329810	-38.70%	125
2007	17.720355	16.850630	-4.91%	114
2006	15.702314	17.720355	12.85%	121
2005	15.467889	15.702314	1.52%	115
2004	13.528592	15.467889	14.33%	123
2003*	10.000000	13.528592	35.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.881865	9.659900	8.76%	0
2011	9.402248	8.881865	-5.53%	0
2010	7.792321	9.402248	20.66%	0
2009	6.078957	7.792321	28.19%	0
2008*	10.000000	6.078957	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.203987	11.758689	4.95%	0
2011	10.799155	11.203987	3.75%	0
2010	10.356999	10.799155	4.27%	0
2009	9.767091	10.356999	6.04%	0
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0
2004	16.570047	19.487625	17.61%	0
2003*	10.000000	16.570047	65.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.032125	18.302794	14.16%	0
2011	21.209000	16.032125	-24.41%	0
2010	18.741169	21.209000	13.17%	359
2009	11.767872	18.741169	59.26%	421
2008	28.602167	11.767872	-58.86%	237
2007	20.140066	28.602167	42.02%	260
2006	15.102390	20.140066	33.36%	501
2005	11.672400	15.102390	29.39%	450
2004*	10.000000	11.672400	16.72%	212
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.124667	12.200936	0.63%	0
2011	11.575769	12.124667	4.74%	0
2010	11.313330	11.575769	2.32%	0
2009	11.282253	11.313330	0.28%	0
2008	10.725721	11.282253	5.19%	0
2007	10.251375	10.725721	4.63%	0
2006	10.157990	10.251375	0.92%	0
2005	10.073025	10.157990	0.84%	0
2004	9.989553	10.073025	0.84%	0
2003*	10.000000	9.989553	-0.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
2010	14.473283	16.200999	11.94%	0
2009	11.651691	14.473283	24.22%	0
2008	18.893750	11.651691	-38.33%	0
2007	18.262793	18.893750	3.45%	0
2006	16.001796	18.262793	14.13%	0
2005	15.181595	16.001796	5.40%	0
2004	13.634433	15.181595	11.35%	0
2003*	10.000000	13.634433	36.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0
2010	11.466489	11.856895	3.40%	0
2009	10.764505	11.466489	6.52%	0
2008	11.730073	10.764505	-8.23%	0
2007	11.400425	11.730073	2.89%	0
2006	10.996193	11.400425	3.68%	0
2005	10.899641	10.996193	0.89%	0
2004	10.665718	10.899641	2.19%	0
2003*	10.000000	10.665718	6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
2010	13.072959	14.159159	8.31%	0
2009	11.237250	13.072959	16.34%	0
2008	14.983500	11.237250	-25.00%	0
2007	14.524060	14.983500	3.16%	0
2006	13.356251	14.524060	8.74%	0
2005	12.982902	13.356251	2.88%	0
2004	12.137820	12.982902	6.96%	8,431
2003*	10.000000	12.137820	21.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.747040	16.381137	11.08%	5,354
2011	15.429355	14.747040	-4.42%	5,354
2010	14.003189	15.429355	10.18%	5,354
2009	11.528165	14.003189	21.47%	6,656
2008	17.207732	11.528165	-33.01%	6,656
2007	16.602976	17.207732	3.64%	6,656
2006	14.843088	16.602976	11.86%	6,657
2005	14.195319	14.843088	4.56%	1,400
2004	12.968571	14.195319	9.46%	0
2003*	10.000000	12.968571	29.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
2010	12.337256	13.073475	5.97%	0
2009	11.028259	12.337256	11.87%	0
2008	13.293726	11.028259	-17.04%	0
2007	12.861755	13.293726	3.36%	0
2006	12.147263	12.861755	5.88%	0
2005	11.904707	12.147263	2.04%	0
2004	11.376700	11.904707	4.64%	0
2003*	10.000000	11.376700	13.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
2010	12.832801	13.598696	5.97%	0
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
2010	16.426672	20.244067	23.24%	0
2009	12.300771	16.426672	33.54%	0
2008	19.827051	12.300771	-37.96%	0
2007	18.879598	19.827051	5.02%	0
2006	17.592905	18.879598	7.31%	0
2005	16.070571	17.592905	9.47%	0
2004	14.220117	16.070571	13.01%	0
2003*	10.000000	14.220117	42.20%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
2010	9.874059	9.642034	-2.35%	1,221
2009	10.107442	9.874059	-2.31%	0
2008	10.142390	10.107442	-0.34%	0
2007	9.912735	10.142390	2.32%	0
2006	9.710708	9.912735	2.08%	0
2005	9.685343	9.710708	0.26%	0
2004	9.838596	9.685343	-1.56%	0
2003*	10.000000	9.838596	-1.61%	1,743
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.850405	14.084791	9.61%	294
2011	12.467171	12.850405	3.07%	305
2010	11.544789	12.467171	7.99%	294
2009	9.505138	11.544789	21.46%	266
2008	11.768953	9.505138	-19.24%	335
2007	11.520873	11.768953	2.15%	358
2006	11.252909	11.520873	2.38%	349
2005	11.277114	11.252909	-0.21%	313
2004	10.840190	11.277114	4.03%	315
2003*	10.000000	10.840190	8.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.857747	8.863522	12.80%	0
2011	8.903358	7.857747	-11.74%	0
2010	8.011424	8.903358	11.13%	0
2009	6.027735	8.011424	32.91%	0
2008*	10.000000	6.027735	-39.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
2004	13.682356	16.033084	17.18%	0
2003*	10.000000	13.682356	36.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.328407	9.510397	14.19%	0
2011	10.201682	8.328407	-18.36%	0
2010	9.869581	10.201682	3.36%	0
2009	7.805251	9.869581	26.45%	0
2008	14.927787	7.805251	-47.71%	0
2007	14.887375	14.927787	0.27%	0
2006	12.454076	14.887375	19.54%	313
2005	11.406809	12.454076	9.18%	0
2004*	10.000000	11.406809	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.417595	9.545970	13.40%	204
2011	8.907693	8.417595	-5.50%	208
2010	7.907436	8.907693	12.65%	210
2009	6.260205	7.907436	26.31%	209
2008*	10.000000	6.260205	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.798826	9.849779	11.94%	195
2011	9.429899	8.798826	-6.69%	197
2010	7.635585	9.429899	23.50%	209
2009	6.171167	7.635585	23.73%	209
2008*	10.000000	6.171167	-38.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
2008*	10.000000	6.651221	-33.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.090457	14.455687	10.43%	68
2011	13.521315	13.090457	-3.19%	65
2010	11.067857	13.521315	22.17%	73
2009	8.911497	11.067857	24.20%	76
2008	17.070507	8.911497	-47.80%	72
2007	15.966679	17.070507	6.91%	63
2006	15.876031	15.966679	0.57%	57
2005	15.089610	15.876031	5.21%	63
2004	13.654589	15.089610	10.51%	61
2003*	10.000000	13.654589	36.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.274469	21.467340	17.47%	49
2011	19.792806	18.274469	-7.67%	47
2010	16.025902	19.792806	23.51%	48
2009	13.039574	16.025902	22.90%	53
2008	19.725378	13.039574	-33.89%	52
2007	21.777194	19.725378	-9.42%	46
2006	19.043904	21.777194	14.35%	46
2005	18.973124	19.043904	0.37%	49
2004	16.606993	18.973124	14.25%	49
2003*	10.000000	16.606993	66.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	199
2008	20.052236	12.070166	-39.81%	195
2007	20.155684	20.052236	-0.51%	331
2006	18.468949	20.155684	9.13%	450
2005	16.884771	18.468949	9.38%	291
2004	14.556637	16.884771	15.99%	0
2003*	10.000000	14.556637	45.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.886807	14.325722	11.17%	0
2011	13.146590	12.886807	-1.98%	0
2010	11.890424	13.146590	10.56%	0
2009	9.698093	11.890424	22.61%	0
2008	17.010187	9.698093	-42.99%	0
2007	16.147227	17.010187	5.34%	0
2006	14.580741	16.147227	10.74%	0
2005	13.948628	14.580741	4.53%	0
2004	13.040944	13.948628	6.96%	0
2003*	10.000000	13.040944	30.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0
2010	9.481500	9.748031	2.81%	0
2009	8.567794	9.481500	10.66%	0
2008	10.135052	8.567794	-15.46%	0
2007	9.907529	10.135052	2.30%	0
2006	9.736191	9.907529	1.76%	0
2005	9.828001	9.736191	-0.93%	0
2004	9.986709	9.828001	-1.59%	0
2003*	10.000000	9.986709	-0.13%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	0
2010	10.556295	12.330071	16.80%	0
2009	8.806539	10.556295	19.87%	0
2008	14.900766	8.806539	-40.90%	0
2007	15.183234	14.900766	-1.86%	0
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
2004	13.455901	14.700363	9.25%	0
2003*	10.000000	13.455901	34.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
2010	12.448019	14.933971	19.97%	0
2009	9.699424	12.448019	28.34%	0
2008	16.403325	9.699424	-40.87%	0
2007	15.611658	16.403325	5.07%	0
2006	14.059715	15.611658	11.04%	0
2005	13.473176	14.059715	4.35%	0
2004	12.179899	13.473176	10.62%	0
2003*	10.000000	12.179899	21.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.126165	14.321847	18.11%	0
2011	13.569990	12.126165	-10.64%	0
2010	12.013919	13.569990	12.95%	0
2009	8.826967	12.013919	36.10%	0
2008	15.153984	8.826967	-41.75%	0
2007	14.634069	15.153984	3.55%	0
2006	12.764329	14.634069	14.65%	228
2005	11.460639	12.764329	11.38%	0
2004*	10.000000	11.460639	14.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
2004	15.024154	17.440917	16.09%	0
2003*	10.000000	15.024154	50.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.462369	15.328684	13.86%	261
2011	13.829177	13.462369	-2.65%	276
2010	12.226742	13.829177	13.11%	268
2009	9.782496	12.226742	24.99%	269
2008	16.323497	9.782496	-40.07%	260
2007	16.052090	16.323497	1.69%	254
2006	14.323371	16.052090	12.07%	260
2005	13.870747	14.323371	3.26%	260
2004	13.014275	13.870747	6.58%	259
2003*	10.000000	13.014275	30.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	0
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	0
2007	20.942082	20.162577	-3.72%	0
2006	18.703144	20.942082	11.97%	0
2005	17.455969	18.703144	7.14%	0
2004	14.999099	17.455969	16.38%	0
2003*	10.000000	14.999099	49.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	0
2007	15.435062	14.160200	-8.26%	0
2006	13.635814	15.435062	13.20%	0
2005	13.269238	13.635814	2.76%	0
2004	12.229585	13.269238	8.50%	0
2003*	10.000000	12.229585	22.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0
2004	12.597229	14.293545	13.47%	0
2003*	10.000000	12.597229	25.97%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	0
2007	12.717468	13.102459	3.03%	0
2006	12.351340	12.717468	2.96%	0
2005	11.966471	12.351340	3.22%	0
2004	11.667245	11.966471	2.56%	0
2003*	10.000000	11.667245	16.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
2008	10.775844	9.422377	-12.56%	0
2007	10.489208	10.775844	2.73%	0
2006	10.371604	10.489208	1.13%	0
2005	10.218514	10.371604	1.50%	0
2004	10.054892	10.218514	1.63%	0
2003*	10.000000	10.054892	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
2004	12.476204	13.410974	7.49%	0
2003*	10.000000	12.476204	24.76%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.666539	-3.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0
2010	12.547116	15.532874	23.80%	0
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
2005	14.725723	15.033932	2.09%	0
2004	13.565446	14.725723	8.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
2005	17.039629	17.734824	4.08%	0
2004	14.661856	17.039629	16.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0
2005	10.644579	10.552161	-0.87%	0
2004	10.307393	10.644579	3.27%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	90
2006	14.960263	17.057428	14.02%	89
2005	14.664594	14.960263	2.02%	87
2004	13.346817	14.664594	9.87%	87

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
2005*	10.000000	11.126388	11.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
2005	17.175156	17.976834	4.67%	0
2004	14.437650	17.175156	18.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	185
2007	16.281704	16.681925	2.46%	198
2006	14.479184	16.281704	12.45%	198
2005	14.204392	14.479184	1.93%	192
2004	13.188293	14.204392	7.70%	193
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
2005	12.850257	13.059200	1.63%	0
2004	12.563613	12.850257	2.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0
2005	14.811886	15.260764	3.03%	0
2004	13.666532	14.811886	8.38%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
2004	12.852316	13.435747	4.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
2010	11.124607	11.756935	5.68%	0
2009	9.486055	11.124607	17.27%	0
2008	10.513384	9.486055	-9.77%	0
2007	10.246616	10.513384	2.60%	0
2006	10.101910	10.246616	1.43%	0
2005	10.248489	10.101910	-1.43%	0
2004	10.163117	10.248489	0.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
2005*	10.000000	10.623715	6.24%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0
2005*	10.000000	10.928377	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
2005*	10.000000	11.135158	11.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
2005*	10.000000	13.298875	32.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	20
2009	9.821749	12.450652	26.77%	19
2008	17.598043	9.821749	-44.19%	290
2007	17.806618	17.598043	-1.17%	434
2006	15.211627	17.806618	17.06%	436
2005	14.762249	15.211627	3.04%	645
2004	13.597681	14.762249	8.56%	649
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
2007	14.811943	18.308274	23.60%	0
2006	14.239339	14.811943	4.02%	0
2005	13.827562	14.239339	2.98%	0
2004	13.738615	13.827562	0.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
2005	10.393468	10.336916	-0.54%	0
2004	10.220804	10.393468	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0
2010	19.787872	24.831608	25.49%	0
2009	14.507346	19.787872	36.40%	0
2008	24.613346	14.507346	-41.06%	0
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
2005	17.303008	19.931837	15.19%	0
2004	14.221699	17.303008	21.67%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
2004	14.675101	16.229931	10.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.979031	11.730672	17.55%	0
2011	12.376383	9.979031	-19.37%	0
2010	11.238942	12.376383	10.12%	0
2009	9.124698	11.238942	23.17%	0
2008	16.679478	9.124698	-45.29%	0
2007	14.600896	16.679478	14.24%	0
2006	12.697142	14.600896	14.99%	0
2005	10.955164	12.697142	15.90%	0
2004*	10.000000	10.955164	9.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	258
2007	20.760838	21.362284	2.90%	279
2006	18.334807	20.760838	13.23%	296
2005	18.339265	18.334807	-0.02%	297
2004	16.505852	18.339265	11.11%	299
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	18
2009	11.042301	12.646482	14.53%	19
2008	15.520249	11.042301	-28.85%	197
2007	16.343309	15.520249	-5.04%	311
2006	14.296091	16.343309	14.32%	293
2005	14.161382	14.296091	0.95%	519
2004	13.071811	14.161382	8.34%	505
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
2005	17.256120	18.319860	6.16%	0
2004	14.287477	17.256120	20.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.512412	16.026716	10.43%	0
2011	17.671351	14.512412	-17.88%	0
2010	15.407057	17.671351	14.70%	0
2009	9.144014	15.407057	68.49%	0
2008	19.796830	9.144014	-53.81%	0
2007	15.762654	19.796830	25.59%	0
2006	12.600033	15.762654	25.10%	0
2005*	10.000000	12.600033	26.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
2004	13.653271	15.794791	15.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.802421	13.626834	15.46%	0
2011	13.537970	11.802421	-12.82%	0
2010	12.794950	13.537970	5.81%	0
2009	9.555241	12.794950	33.91%	0
2008	16.425141	9.555241	-41.83%	0
2007	14.579250	16.425141	12.66%	0
2006	12.297462	14.579250	18.55%	0
2005	11.439805	12.297462	7.50%	0
2004*	10.000000	11.439805	14.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.056599	16.907543	12.29%	0
2011	15.555060	15.056599	-3.20%	0
2010	13.933746	15.555060	11.64%	0
2009	12.028607	13.933746	15.84%	0
2008	11.604135	12.028607	3.66%	0
2007	10.709452	11.604135	8.35%	0
2006	9.723251	10.709452	10.14%	0
2005*	10.000000	9.723251	-2.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.146861	1.47%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.887233	9.890808	11.29%	0
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
2004	11.438508	12.089875	5.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0
2005	14.237460	15.641781	9.86%	0
2004	12.365582	14.237460	15.14%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
2004	14.284449	16.546978	15.84%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.767844	15.678340	13.88%	0
2011	14.053687	13.767844	-2.03%	0
2010	12.838881	14.053687	9.46%	0
2009	9.457199	12.838881	35.76%	0
2008	15.376435	9.457199	-38.50%	0
2007	14.191951	15.376435	8.35%	0
2006	13.550232	14.191951	4.74%	0
2005	13.319487	13.550232	1.73%	0
2004	12.521890	13.319487	6.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
2010	14.677396	15.932162	8.55%	0
2009	12.281065	14.677396	19.51%	0
2008	18.709634	12.281065	-34.36%	0
2007	17.819068	18.709634	5.00%	0
2006	15.149396	17.819068	17.62%	0
2005	14.578054	15.149396	3.92%	0
2004	13.007946	14.578054	12.07%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	20
2009*	10.000000	12.349779	23.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
2004	11.835577	12.717918	7.45%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.622188	14.130398	11.95%	0
2011	12.457517	12.622188	1.32%	0
2010	11.279336	12.457517	10.45%	0
2009	7.911027	11.279336	42.58%	0
2008	11.273300	7.911027	-29.83%	0
2007	11.197258	11.273300	0.68%	0
2006	10.372432	11.197258	7.95%	0
2005*	10.000000	10.372432	3.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	74
2007	17.685246	16.808572	-4.96%	76
2006	15.679216	17.685246	12.79%	76
2005	15.453033	15.679216	1.46%	74
2004	13.522524	15.453033	14.28%	74
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0
2004	16.562641	19.468943	17.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.969322	18.221748	14.10%	0
2011	21.136729	15.969322	-24.45%	0
2010	18.686852	21.136729	13.11%	0
2009	11.739775	18.686852	59.18%	0
2008	28.548554	11.739775	-58.88%	0
2007	20.112666	28.548554	41.94%	0
2006	15.089546	20.112666	33.29%	0
2005	11.668428	15.089546	29.32%	0
2004*	10.000000	11.668428	16.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
2005	10.063343	10.143040	0.79%	0
2004	9.985062	10.063343	0.78%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0
2005	15.167023	15.978276	5.35%	0
2004	13.628322	15.167023	11.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
2005	10.889154	10.980000	0.83%	0
2004	10.660918	10.889154	2.14%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0
2005	12.970434	13.336606	2.82%	0
2004	12.132370	12.970434	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.680173	16.298507	11.02%	12,063
2011	15.367236	14.680173	-4.47%	12,063
2010	13.953951	15.367236	10.13%	12,063
2009	11.493521	13.953951	21.41%	12,063
2008	17.164824	11.493521	-33.04%	14,935
2007	16.570109	17.164824	3.59%	14,935
2006	14.821279	16.570109	11.80%	14,935
2005	14.181698	14.821279	4.51%	14,935
2004	12.962759	14.181698	9.40%	14,935
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
2007	12.836281	13.260561	3.31%	0
2006	12.129392	12.836281	5.83%	0
2005	11.893276	12.129392	1.99%	0
2004	11.371597	11.893276	4.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
2010	12.828419	13.587105	5.91%	0
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0
2005	16.055123	17.567024	9.42%	0
2004	14.213733	16.055123	12.96%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	320
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
2005	9.675846	9.696233	0.21%	0
2004	9.833986	9.675846	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
2010	11.504219	12.416988	7.93%	0
2009	9.476576	11.504219	21.40%	0
2008	11.739599	9.476576	-19.28%	0
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
2004	10.835323	11.266279	3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
2004	13.677693	16.019415	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.295786	9.468290	14.13%	0
2011	10.166923	8.295786	-18.40%	0
2010	9.840982	10.166923	3.31%	0
2009	7.786620	9.840982	26.38%	0
2008	14.899800	7.786620	-47.74%	0
2007	14.867113	14.899800	0.22%	0
2006	12.443489	14.867113	19.48%	0
2005	11.402939	12.443489	9.13%	0
2004*	10.000000	11.402939	14.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	30
2009	6.258057	7.900660	26.25%	31
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
2004	13.648474	15.075139	10.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0
2004	16.599553	18.954921	14.19%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
2005	16.868575	18.441819	9.33%	0
2004	14.550118	16.868575	15.93%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
2005	13.935234	14.559299	4.48%	0
2004	13.035102	13.935234	6.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
2005	9.818562	9.721871	-0.98%	0
2004	9.982221	9.818562	-1.64%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
2004	13.449871	14.686262	9.19%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0
2005	13.461682	14.040548	4.30%	0
2004	12.175732	13.461682	10.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.078659	14.258429	18.05%	0
2011	13.523746	12.078659	-10.69%	0
2010	11.979102	13.523746	12.89%	0
2009	8.805899	11.979102	36.03%	0
2008	15.125579	8.805899	-41.78%	0
2007	14.614166	15.125579	3.50%	0
2006	12.753485	14.614166	14.59%	0
2005	11.456748	12.753485	11.32%	0
2004*	10.000000	11.456748	14.57%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
2004	15.017425	17.424186	16.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	19
2009	9.753109	12.183755	24.92%	20
2008	16.282810	9.753109	-40.10%	20
2007	16.020323	16.282810	1.64%	190
2006	14.302317	16.020323	12.01%	195
2005	13.857431	14.302317	3.21%	405
2004	13.008434	13.857431	6.53%	408
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
2005	17.439231	18.675684	7.09%	0
2004	14.992384	17.439231	16.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
2005	13.257903	13.617198	2.71%	0
2004	12.225398	13.257903	8.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
2005	14.281341	15.639878	9.51%	0
2004	12.592919	14.281341	13.41%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
2004	11.663262	11.956265	2.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
2005	10.209786	10.357447	1.45%	0
2004	10.051446	10.209786	1.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
2004	12.469819	13.397269	7.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.663222	-3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0
2010	12.514207	15.484207	23.73%	0
2009	8.399904	12.514207	48.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
2004	13.559370	14.711581	8.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
2004	14.655279	17.023266	16.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.075212	0.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	0
2009	10.705391	11.509854	7.51%	0
2008	11.151420	10.705391	-4.00%	0
2007	10.441688	11.151420	6.80%	0
2006	10.535966	10.441688	-0.89%	0
2005	10.633674	10.535966	-0.92%	0
2004	10.302113	10.633674	3.22%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0
2004	13.340824	14.650506	9.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	0
2010	11.576682	13.436344	16.06%	0
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
2005*	10.000000	11.122619	11.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
2010	15.956377	19.586030	22.75%	0
2009	13.083009	15.956377	21.96%	0
2008	19.413832	13.083009	-32.61%	0
2007	20.035455	19.413832	-3.10%	0
2006	17.950420	20.035455	11.62%	0
2005	17.158677	17.950420	4.61%	0
2004	14.431180	17.158677	18.90%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
2008	16.640276	10.173974	-38.86%	0
2007	16.249423	16.640276	2.41%	0
2006	14.457861	16.249423	12.39%	0
2005	14.190724	14.457861	1.88%	0
2004	13.182365	14.190724	7.65%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
2010	12.593764	14.133774	12.23%	0
2009	10.562171	12.593764	19.23%	0
2008	15.407134	10.562171	-31.45%	0
2007	14.783274	15.407134	4.22%	0
2006	13.039977	14.783274	13.37%	0
2005	12.837908	13.039977	1.57%	0
2004	12.557974	12.837908	2.23%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
2004	13.660398	14.797652	8.33%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
2004	12.846538	13.422830	4.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0
2007	10.226332	10.487165	2.55%	0
2006	10.087058	10.226332	1.38%	0
2005	10.238648	10.087058	-1.48%	0
2004	10.158553	10.238648	0.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
2005*	10.000000	10.620105	6.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	0
2005*	10.000000	10.924667	9.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
2007	12.262972	13.286249	8.34%	0
2006	11.131386	12.262972	10.17%	0
2005*	10.000000	11.131386	11.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
2005*	10.000000	13.294360	32.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0
2010	12.406856	13.908591	12.10%	0
2009	9.792217	12.406856	26.70%	0
2008	17.554161	9.792217	-44.22%	0
2007	17.771362	17.554161	-1.22%	0
2006	15.189265	17.771362	17.00%	0
2005	14.748070	15.189265	2.99%	0
2004	13.591582	14.748070	8.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0
2008	18.262570	9.386449	-48.60%	0
2007	14.782584	18.262570	23.54%	0
2006	14.218384	14.782584	3.97%	0
2005	13.814271	14.218384	2.93%	0
2004	13.732447	13.814271	0.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.371017	12.743413	3.01%	0
2011	11.847341	12.371017	4.42%	0
2010	11.292485	11.847341	4.91%	0
2009	10.025210	11.292485	12.64%	0
2008	10.645498	10.025210	-5.83%	0
2007	10.486033	10.645498	1.52%	0
2006	10.321705	10.486033	1.59%	0
2005	10.383480	10.321705	-0.59%	0
2004	10.216209	10.383480	1.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	0
2010	19.718277	24.731617	25.42%	0
2009	14.463722	19.718277	36.33%	0
2008	24.551947	14.463722	-41.09%	0
2007	21.824423	24.551947	12.50%	0
2006	19.902525	21.824423	9.66%	0
2005	17.286403	19.902525	15.13%	0
2004	14.215317	17.286403	21.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
2004	14.668519	16.214347	10.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.939940	11.678732	17.49%	0
2011	12.334209	9.939940	-19.41%	0
2010	11.206366	12.334209	10.06%	0
2009	9.102905	11.206366	23.11%	0
2008	16.648211	9.102905	-45.32%	0
2007	14.581028	16.648211	14.18%	0
2006	12.686350	14.581028	14.93%	0
2005	10.951443	12.686350	15.84%	0
2004*	10.000000	10.951443	9.51%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0
2008	21.309015	10.125372	-52.48%	0
2007	20.719740	21.309015	2.84%	0
2006	18.307851	20.719740	13.17%	0
2005	18.321666	18.307851	-0.08%	0
2004	16.498459	18.321666	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
2008	15.481515	11.009094	-28.89%	0
2007	16.310931	15.481515	-5.09%	0
2006	14.275060	16.310931	14.26%	0
2005	14.147775	14.275060	0.90%	0
2004	13.065946	14.147775	8.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.216436	22.191355	15.48%	0
2011	20.467817	19.216436	-6.11%	0
2010	16.363254	20.467817	25.08%	0
2009	12.987653	16.363254	25.99%	0
2008	19.877499	12.987653	-34.66%	0
2007	20.876474	19.877499	-4.79%	0
2006	18.292933	20.876474	14.12%	0
2005	17.239551	18.292933	6.11%	0
2004	14.281063	17.239551	20.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.462945	15.963907	10.38%	0
2011	17.620128	14.462945	-17.92%	0
2010	15.370257	17.620128	14.64%	0
2009	9.126843	15.370257	68.41%	0
2008	19.769804	9.126843	-53.83%	0
2007	15.749248	19.769804	25.53%	0
2006	12.595749	15.749248	25.04%	0
2005*	10.000000	12.595749	25.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
2004	13.647154	15.779632	15.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.756189	13.566480	15.40%	0
2011	13.491849	11.756189	-12.86%	0
2010	12.757882	13.491849	5.75%	0
2009	9.532448	12.757882	33.84%	0
2008	16.394392	9.532448	-41.86%	0
2007	14.559452	16.394392	12.60%	0
2006	12.287035	14.559452	18.49%	0
2005	11.435943	12.287035	7.44%	0
2004*	10.000000	11.435943	14.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.005298	16.841292	12.24%	0
2011	15.509993	15.005298	-3.25%	0
2010	13.900489	15.509993	11.58%	0
2009	12.006042	13.900489	15.78%	0
2008	11.588307	12.006042	3.60%	0
2007	10.700355	11.588307	8.30%	0
2006	9.719950	10.700355	10.09%	0
2005*	10.000000	9.719950	-2.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.143400	1.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.881931	9.879840	11.24%	0
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
2005	12.078253	12.685875	5.03%	0
2004	11.433374	12.078253	5.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	0
2010	17.144910	17.808797	3.87%	0
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	0
2007	16.626188	22.157894	33.27%	0
2006	15.618794	16.626188	6.45%	0
2005	14.223799	15.618794	9.81%	0
2004	12.360038	14.223799	15.08%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.438823	38.008036	24.87%	0
2006	21.278655	30.438823	43.05%	0
2005	16.531078	21.278655	28.72%	0
2004	14.278047	16.531078	15.78%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.705420	15.599246	13.82%	0
2011	13.997110	13.705420	-2.08%	0
2010	12.793737	13.997110	9.41%	0
2009	9.428774	12.793737	35.69%	0
2008	15.338099	9.428774	-38.53%	0
2007	14.163861	15.338099	8.29%	0
2006	13.530321	14.163861	4.68%	0
2005	13.306701	13.530321	1.68%	0
2004	12.516282	13.306701	6.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.407826	17.416548	13.04%	0
2011	15.868026	15.407826	-2.90%	0
2010	14.625800	15.868026	8.49%	0
2009	12.244149	14.625800	19.45%	0
2008	18.662974	12.244149	-34.39%	0
2007	17.783782	18.662974	4.94%	0
2006	15.127122	17.783782	17.56%	0
2005	14.564059	15.127122	3.87%	0
2004	13.002118	14.564059	12.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.009608	9.999463	10.99%	0
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
2004	11.830259	12.705685	7.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.579155	14.074991	11.89%	0
2011	12.421391	12.579155	1.27%	0
2010	11.252388	12.421391	10.39%	0
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
2010	12.847687	14.468988	12.62%	0
2009	10.267780	12.847687	25.13%	0
2008	16.766670	10.267780	-38.76%	0
2007	17.650248	16.766670	-5.01%	0
2006	15.656179	17.650248	12.74%	0
2005	15.438204	15.656179	1.41%	0
2004	13.516468	15.438204	14.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
2008*	10.000000	6.074785	-39.25%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0
2005	19.450243	25.110278	29.10%	0
2004	16.555214	19.450243	17.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.906769	18.141044	14.05%	0
2011	21.064719	15.906769	-24.49%	0
2010	18.632720	21.064719	13.05%	0
2009	11.711769	18.632720	59.09%	0
2008	28.495127	11.711769	-58.90%	0
2007	20.085355	28.495127	41.87%	0
2006	15.076760	20.085355	33.22%	0
2005	11.664488	15.076760	29.25%	0
2004*	10.000000	11.664488	16.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
2010	11.233920	11.482739	2.21%	0
2009	11.214537	11.233920	0.17%	0
2008	10.672268	11.214537	5.08%	0
2007	10.210801	10.672268	4.52%	0
2006	10.128125	10.210801	0.82%	0
2005	10.053669	10.128125	0.74%	0
2004	9.980581	10.053669	0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.061426	17.028058	13.06%	3,065
2011	16.070800	15.061426	-6.28%	3,065
2010	14.371664	16.070800	11.82%	3,065
2009	11.581745	14.371664	24.09%	3,065
2008	18.799631	11.581745	-38.39%	3,065
2007	18.190547	18.799631	3.35%	3,065
2006	15.954789	18.190547	14.01%	0
2005	15.152466	15.954789	5.29%	0
2004	13.622215	15.152466	11.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
2008	11.671609	10.699867	-8.33%	0
2007	11.355298	11.671609	2.79%	0
2006	10.963864	11.355298	3.57%	0
2005	10.878703	10.963864	0.78%	0
2004	10.656145	10.878703	2.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.696431	14.804597	8.09%	0
2011	14.045357	13.696431	-2.48%	0
2010	12.981180	14.045357	8.20%	0
2009	11.169797	12.981180	16.22%	0
2008	14.908837	11.169797	-25.08%	0
2007	14.466587	14.908837	3.06%	0
2006	13.316989	14.466587	8.63%	0
2005	12.957978	13.316989	2.77%	0
2004	12.126932	12.957978	6.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0
2010	13.904885	15.305353	10.07%	0
2009	11.458975	13.904885	21.34%	0
2008	17.122021	11.458975	-33.07%	0
2007	16.537302	17.122021	3.54%	0
2006	14.799488	16.537302	11.74%	1,036
2005	14.168087	14.799488	4.46%	1,036
2004	12.956946	14.168087	9.35%	1,036
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	0
2008	13.227483	10.962065	-17.13%	0
2007	12.810853	13.227483	3.25%	0
2006	12.111554	12.810853	5.77%	0
2005	11.881848	12.111554	1.93%	0
2004	11.366500	11.881848	4.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
2010	16.311332	20.081365	23.11%	0
2009	12.226918	16.311332	33.41%	0
2008	19.728273	12.226918	-38.02%	0
2007	18.804895	19.728273	4.91%	0
2006	17.541202	18.804895	7.20%	0
2005	16.039710	17.541202	9.36%	0
2004	14.207354	16.039710	12.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.330477	9.101263	-2.46%	0
2011	9.564155	9.330477	-2.44%	0
2010	9.804346	9.564155	-2.45%	0
2009	10.046370	9.804346	-2.41%	0
2008	10.091441	10.046370	-0.45%	0
2007	9.873106	10.091441	2.21%	0
2006	9.681775	9.873106	1.98%	0
2005	9.666356	9.681775	0.16%	0
2004	9.829376	9.666356	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	0
2010	11.463730	12.366951	7.88%	0
2009	9.448066	11.463730	21.33%	0
2008	11.710288	9.448066	-19.32%	0
2007	11.475254	11.710288	2.05%	0
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
2004	10.830451	11.255447	3.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
2008*	10.000000	6.023605	-39.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
2004	13.673012	16.005733	17.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.263270	9.426327	14.08%	0
2011	10.132265	8.263270	-18.45%	0
2010	9.812454	10.132265	3.26%	0
2009	7.768032	9.812454	26.32%	0
2008	14.871871	7.768032	-47.77%	0
2007	14.846906	14.871871	0.17%	0
2006	12.432919	14.846906	19.42%	0
2005	11.399085	12.432919	9.07%	0
2004*	10.000000	11.399085	13.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
2008*	10.000000	6.166942	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
2008	16.985489	8.857995	-47.85%	0
2007	15.903523	16.985489	6.80%	0
2006	15.829399	15.903523	0.47%	0
2005	15.060659	15.829399	5.10%	0
2004	13.642354	15.060659	10.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
2010	15.913342	19.633679	23.38%	0
2009	12.961264	15.913342	22.78%	0
2008	19.627066	12.961264	-33.96%	0
2007	21.691010	19.627066	-9.52%	0
2006	18.987931	21.691010	14.24%	0
2005	18.936699	18.987931	0.27%	0
2004	16.592095	18.936699	14.13%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
2007	20.075975	19.952370	-0.62%	0
2006	18.414714	20.075975	9.02%	0
2005	16.852384	18.414714	9.27%	0
2004	14.543597	16.852384	15.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0
2010	11.806930	13.040921	10.45%	0
2009	9.639863	11.806930	22.48%	0
2008	16.925444	9.639863	-43.05%	0
2007	16.083340	16.925444	5.24%	0
2006	14.537894	16.083340	10.63%	0
2005	13.921850	14.537894	4.43%	0
2004	13.029251	13.921850	6.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.460660	9.653269	2.04%	0
2011	9.669694	9.460660	-2.16%	0
2010	9.414950	9.669694	2.71%	0
2009	8.516376	9.414950	10.55%	0
2008	10.084556	8.516376	-15.55%	0
2007	9.868330	10.084556	2.19%	0
2006	9.707576	9.868330	1.66%	0
2005	9.809131	9.707576	-1.04%	0
2004	9.977746	9.809131	-1.69%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	0
2009	8.753677	10.482189	19.75%	0
2008	14.826537	8.753677	-40.96%	0
2007	15.123174	14.826537	-1.96%	0
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
2004	13.443839	14.672165	9.14%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	0
2007	15.553233	16.325115	4.96%	0
2006	14.021406	15.553233	10.92%	0
2005	13.450191	14.021406	4.25%	0
2004	12.171575	13.450191	10.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.031325	14.195261	17.99%	0
2011	13.477647	12.031325	-10.73%	0
2010	11.944378	13.477647	12.84%	0
2009	8.784872	11.944378	35.97%	0
2008	15.097235	8.784872	-41.81%	0
2007	14.594300	15.097235	3.45%	0
2006	12.742651	14.594300	14.53%	0
2005	11.452862	12.742651	11.26%	0
2004*	10.000000	11.452862	14.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
2004	15.010694	17.407459	15.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0
2010	12.140898	13.718026	12.99%	0
2009	9.723776	12.140898	24.86%	0
2008	16.242194	9.723776	-40.13%	0
2007	15.988600	16.242194	1.59%	0
2006	14.281290	15.988600	11.95%	0
2005	13.844123	14.281290	3.16%	0
2004	13.002597	13.844123	6.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	0
2007	20.859269	20.062157	-3.82%	0
2006	18.648225	20.859269	11.86%	0
2005	17.422486	18.648225	7.04%	0
2004	14.985665	17.422486	16.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
2006	13.598634	15.377247	13.08%	0
2005	13.246585	13.598634	2.66%	0
2004	12.221224	13.246585	8.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0
2004	12.588612	14.269156	13.35%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
2005	11.946053	12.317677	3.11%	0
2004	11.659268	11.946053	2.46%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
2007	10.449907	10.724417	2.63%	0
2006	10.343311	10.449907	1.03%	0
2005	10.201060	10.343311	1.39%	0
2004	10.047999	10.201060	1.52%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	0
2004	12.463435	13.383536	7.38%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.659912	-3.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	0
2006	14.989726	17.098488	14.07%	0
2005	14.697438	14.989726	1.99%	0
2004	13.553279	14.697438	8.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
2009	12.208317	16.980652	39.09%	0
2008	19.488802	12.208317	-37.36%	0
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
2005	17.006918	17.682705	3.97%	0
2004	14.648712	17.006918	16.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.071761	0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.807549	13.408846	4.69%	6,121
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0
2009	10.672506	11.468616	7.46%	0
2008	11.122866	10.672506	-4.05%	0
2007	10.420323	11.122866	6.74%	0
2006	10.519787	10.420323	-0.95%	0
2005	10.622776	10.519787	-0.97%	0
2004	10.296831	10.622776	3.17%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	0
2006	14.916281	16.989915	13.90%	0
2005	14.636444	14.916281	1.91%	0
2004	13.334847	14.636444	9.76%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0
2009	9.125504	11.549002	26.56%	0
2008	12.398637	9.125504	-26.40%	0
2007	13.034513	12.398637	-4.88%	0
2006	11.118840	13.034513	17.23%	0
2005*	10.000000	11.118840	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.039719	12.907941	7.21%	7,543
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
2009	13.043660	15.900235	21.90%	0
2008	19.365387	13.043660	-32.64%	0
2007	19.995764	19.365387	-3.15%	0
2006	17.924022	19.995764	11.56%	0
2005	17.142195	17.924022	4.56%	0
2004	14.424717	17.142195	18.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0
2009	10.143381	12.465567	22.89%	0
2008	16.598760	10.143381	-38.89%	0
2007	16.217239	16.598760	2.35%	0
2006	14.436596	16.217239	12.33%	0
2005	14.177097	14.436596	1.83%	0
2004	13.176457	14.177097	7.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.925244	16.026437	7.38%	259
2011	14.076841	14.925244	6.03%	275
2010	12.549459	14.076841	12.17%	317
2009	10.530416	12.549459	19.17%	329
2008	15.368705	10.530416	-31.48%	324
2007	14.754004	15.368705	4.17%	417
2006	13.020813	14.754004	13.31%	421
2005	12.825585	13.020813	1.52%	416
2004	12.552348	12.825585	2.18%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0
2005	14.783442	15.215910	2.93%	0
2004	13.654276	14.783442	8.27%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
2005	13.409955	13.297306	-0.84%	0
2004	12.840790	13.409955	4.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0
2007	10.206056	10.460988	2.50%	0
2006	10.072213	10.206056	1.33%	0
2005	10.228802	10.072213	-1.53%	0
2004	10.153985	10.228802	0.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0
2009	8.747657	10.572120	20.86%	0
2008	11.989856	8.747657	-27.04%	0
2007	11.343550	11.989856	5.70%	0
2006	10.616498	11.343550	6.85%	0
2005*	10.000000	10.616498	6.16%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
2007	11.895134	12.752011	7.20%	0
2006	10.920956	11.895134	8.92%	0
2005*	10.000000	10.920956	9.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
2007	12.252531	13.268098	8.29%	0
2006	11.127603	12.252531	10.11%	0
2005*	10.000000	11.127603	11.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
2009	9.537492	13.722835	43.88%	0
2008	21.455855	9.537492	-55.55%	0
2007	15.111623	21.455855	41.98%	0
2006	13.289851	15.111623	13.71%	0
2005*	10.000000	13.289851	32.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
2009	9.762765	12.363198	26.64%	0
2008	17.510355	9.762765	-44.25%	0
2007	17.736161	17.510355	-1.27%	0
2006	15.166922	17.736161	16.94%	0
2005	14.733905	15.166922	2.94%	0
2004	13.585494	14.733905	8.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0
2009	9.358211	11.675868	24.77%	0
2008	18.217002	9.358211	-48.63%	0
2007	14.753298	18.217002	23.48%	0
2006	14.197474	14.753298	3.91%	0
2005	13.801005	14.197474	2.87%	0
2004	13.726297	13.801005	0.54%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
2009	9.995042	11.252743	12.58%	0
2008	10.618908	9.995042	-5.88%	0
2007	10.465245	10.618908	1.47%	0
2006	10.306501	10.465245	1.54%	0
2005	10.373487	10.306501	-0.65%	0
2004	10.211618	10.373487	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
2009	14.420242	19.648928	36.26%	0
2008	24.490730	14.420242	-41.12%	0
2007	21.781223	24.490730	12.44%	0
2006	19.873286	21.781223	9.60%	0
2005	17.269816	19.873286	15.08%	0
2004	14.208951	17.269816	21.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
2005	16.198775	18.761820	15.82%	0
2004	14.661946	16.198775	10.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.900941	11.626928	17.43%	372
2011	12.292120	9.900941	-19.45%	392
2010	11.173850	12.292120	10.01%	370
2009	9.081168	11.173850	23.04%	374
2008	16.616993	9.081168	-45.35%	402
2007	14.561194	16.616993	14.12%	384
2006	12.675573	14.561194	14.88%	431
2005	10.947737	12.675573	15.78%	459
2004*	10.000000	10.947737	9.48%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
2007	20.678665	21.255803	2.79%	0
2006	18.280910	20.678665	13.12%	0
2005	18.304064	18.280910	-0.13%	0
2004	16.491056	18.304064	10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	0
2007	11.029684	11.156432	1.15%	0
2006*	10.000000	11.029684	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.267189	16.665089	9.16%	253
2011	14.771633	15.267189	3.35%	270
2010	12.557646	14.771633	17.63%	301
2009	10.975983	12.557646	14.41%	332
2008	15.442886	10.975983	-28.93%	321
2007	16.278629	15.442886	-5.13%	412
2006	14.254069	16.278629	14.20%	376
2005	14.134191	14.254069	0.85%	387
2004	13.060104	14.134191	8.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
2009	12.948565	16.305646	25.93%	0
2008	19.827870	12.948565	-34.70%	0
2007	20.835094	19.827870	-4.83%	0
2006	18.266013	20.835094	14.06%	0
2005	17.222986	18.266013	6.06%	0
2004	14.274655	17.222986	20.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.577245	9.644519	12.44%	1,505
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.413607	15.901259	10.32%	0
2011	17.569025	14.413607	-17.96%	0
2010	15.333521	17.569025	14.58%	0
2009	9.109689	15.333521	68.32%	0
2008	19.742812	9.109689	-53.86%	0
2007	15.735858	19.742812	25.46%	0
2006	12.591480	15.735858	24.97%	0
2005*	10.000000	12.591480	25.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
2005	15.764456	16.934621	7.42%	0
2004	13.641016	15.764456	15.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.710111	13.506361	15.34%	0
2011	13.445857	11.710111	-12.91%	0
2010	12.720905	13.445857	5.70%	0
2009	9.509689	12.720905	33.77%	0
2008	16.363649	9.509689	-41.89%	0
2007	14.539644	16.363649	12.55%	0
2006	12.276589	14.539644	18.43%	0
2005	11.432056	12.276589	7.39%	0
2004*	10.000000	11.432056	14.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.954104	16.775210	12.18%	6,573
2011	15.464995	14.954104	-3.30%	0
2010	13.867260	15.464995	11.52%	0
2009	11.983474	13.867260	15.72%	0
2008	11.572459	11.983474	3.55%	0
2007	10.691232	11.572459	8.24%	0
2006	9.716638	10.691232	10.03%	0
2005*	10.000000	9.716638	-2.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.139934	1.40%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.876632	9.868868	11.18%	0
2011	10.293028	8.876632	-13.76%	0
2010*	10.000000	10.293028	2.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659978	-3.40%	440
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.279287	13.105433	16.19%	7,485
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	0
2006	12.667219	13.637813	7.66%	0
2005	12.066649	12.667219	4.98%	0
2004	11.428244	12.066649	5.59%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
2009	12.000442	17.084557	42.37%	0
2008	22.102567	12.000442	-45.71%	0
2007	16.593217	22.102567	33.20%	0
2006	15.595793	16.593217	6.40%	0
2005	14.210111	15.595793	9.75%	0
2004	12.354479	14.210111	15.02%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.878053	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
2005	16.515213	21.247375	28.65%	0
2004	14.271648	16.515213	15.72%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.643193	15.520442	13.76%	0
2011	13.940690	13.643193	-2.13%	0
2010	12.748699	13.940690	9.35%	0
2009	9.400390	12.748699	35.62%	0
2008	15.299788	9.400390	-38.56%	0
2007	14.135769	15.299788	8.23%	0
2006	13.510394	14.135769	4.63%	0
2005	13.293905	13.510394	1.63%	0
2004	12.510661	13.293905	6.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
2009	12.207302	14.574296	19.39%	0
2008	18.616371	12.207302	-34.43%	0
2007	17.748528	18.616371	4.89%	0
2006	15.104860	17.748528	17.50%	0
2005	14.550067	15.104860	3.81%	0
2004	12.996280	14.550067	11.96%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.006537	9.990921	10.93%	0
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.340409	14.884970	11.58%	286
2011	13.615544	13.340409	-2.02%	310
2010	12.341337	13.615544	10.32%	336
2009*	10.000000	12.341337	23.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.511961	10.731138	12.82%	0
2011	9.665526	9.511961	-1.59%	0
2010	8.849704	9.665526	9.22%	0
2009	7.354567	8.849704	20.33%	0
2008	10.741863	7.354567	-31.53%	0
2007	10.381253	10.741863	3.47%	0
2006*	10.000000	10.381253	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.650364	10.899178	2.34%	0
2011	10.331310	10.650364	3.09%	0
2010	9.997294	10.331310	3.34%	0
2009	9.142738	9.997294	9.35%	0
2008	10.404322	9.142738	-12.13%	0
2007	10.363484	10.404322	0.39%	0
2006*	10.000000	10.363484	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
2009	7.111360	9.818240	38.06%	0
2008	11.886736	7.111360	-40.17%	0
2007	10.661625	11.886736	11.49%	0
2006*	10.000000	10.661625	6.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0
2009	6.046845	8.182153	35.31%	0
2008	11.117858	6.046845	-45.61%	0
2007	10.191841	11.117858	9.09%	0
2006*	10.000000	10.191841	1.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.719034	8.809726	14.13%	0
2011	8.097596	7.719034	-4.67%	0
2010	7.483718	8.097596	8.20%	0
2009	5.873121	7.483718	27.42%	0
2008	9.726268	5.873121	-39.62%	0
2007*	10.000000	9.726268	-2.74%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
2005	12.693490	12.671637	-0.17%	0
2004	11.824955	12.693490	7.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.536280	14.019816	11.83%	0
2011	12.385393	12.536280	1.22%	0
2010	11.225521	12.385393	10.33%	0
2009	7.881347	11.225521	42.43%	0
2008	11.242528	7.881347	-29.90%	0
2007	11.178219	11.242528	0.58%	0
2006	10.365378	11.178219	7.84%	0
2005*	10.000000	10.365378	3.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
2009	10.236888	12.802463	25.06%	0
2008	16.724821	10.236888	-38.79%	0
2007	17.615270	16.724821	-5.05%	0
2006	15.633146	17.615270	12.68%	0
2005	15.423379	15.633146	1.36%	0
2004	13.510397	15.423379	14.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0
2009	5.067603	7.557804	49.14%	0
2008*	10.000000	5.067603	-49.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
2009	6.072701	7.772340	27.99%	0
2008*	10.000000	6.072701	-39.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
2009	7.855066	9.176761	16.83%	0
2008*	10.000000	7.855066	-21.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
2009	7.138719	8.642146	21.06%	0
2008*	10.000000	7.138719	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
2009	8.996093	9.913270	10.20%	0
2008*	10.000000	8.996093	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
2009	7.493650	8.909883	18.90%	0
2008*	10.000000	7.493650	-25.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0
2009	6.778583	8.365741	23.41%	0
2008*	10.000000	6.778583	-32.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	0
2010	9.445292	10.041190	6.31%	0
2009	8.231992	9.445292	14.74%	0
2008*	10.000000	8.231992	-17.68%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
2009	9.757093	10.330511	5.88%	0
2008*	10.000000	9.757093	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0
2009	9.762870	11.083449	13.53%	0
2008*	10.000000	9.762870	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0
2005	19.431581	25.073374	29.03%	0
2004	16.547807	19.431581	17.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.844412	18.060634	13.99%	0
2011	20.992905	15.844412	-24.52%	0
2010	18.578709	20.992905	12.99%	0
2009	11.683809	18.578709	59.01%	0
2008	28.441732	11.683809	-58.92%	0
2007	20.058040	28.441732	41.80%	0
2006	15.063949	20.058040	33.15%	0
2005	11.660535	15.063949	29.19%	0
2004*	10.000000	11.660535	16.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
2009	11.180821	11.194417	0.12%	0
2008	10.645636	11.180821	5.03%	0
2007	10.190562	10.645636	4.47%	0
2006	10.113215	10.190562	0.76%	0
2005	10.044005	10.113215	0.69%	0
2004	9.976093	10.044005	0.68%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
2009	5.415436	6.835062	26.21%	0
2008*	10.000000	5.415436	-45.85%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0
2009	6.378450	7.998165	25.39%	0
2008	11.496066	6.378450	-44.52%	0
2007	10.780316	11.496066	6.64%	0
2006*	10.000000	10.780316	7.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
2009	11.546915	14.321095	24.03%	0
2008	18.752730	11.546915	-38.43%	328
2007	18.154523	18.752730	3.30%	328
2006	15.931321	18.154523	13.95%	328
2005	15.137915	15.931321	5.24%	365
2004	13.616107	15.137915	11.18%	365
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
2009*	10.000000	11.445199	14.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
2009	10.667679	11.345903	6.36%	0
2008	11.642456	10.667679	-8.37%	0
2007	11.332780	11.642456	2.73%	0
2006	10.947718	11.332780	3.52%	0
2005	10.868245	10.947718	0.73%	0
2004	10.651358	10.868245	2.04%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.634269	14.729835	8.04%	2,798
2011	13.988764	13.634269	-2.53%	2,798
2010	12.935490	13.988764	8.14%	2,798
2009	11.136191	12.935490	16.16%	2,798
2008	14.871618	11.136191	-25.12%	2,798
2007	14.437916	14.871618	3.00%	2,798
2006	13.297396	14.437916	8.58%	2,798
2005	12.945518	13.297396	2.72%	0
2004	12.121480	12.945518	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.547240	16.134332	10.91%	2,497
2011	15.243674	14.547240	-4.57%	2,497
2010	13.855936	15.243674	10.02%	2,497
2009	11.424489	13.855936	21.28%	14,740
2008	17.079278	11.424489	-33.11%	14,960
2007	16.504527	17.079278	3.48%	15,598
2006	14.777716	16.504527	11.69%	16,125
2005	14.154468	14.777716	4.40%	14,210
2004	12.951129	14.154468	9.29%	12,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.853743	13.539173	5.33%	7,965
2011	12.916159	12.853743	-0.48%	7,965
2010	12.207537	12.916159	5.80%	7,965
2009	10.929097	12.207537	11.70%	0
2008	13.194470	10.929097	-17.17%	0
2007	12.785464	13.194470	3.20%	0
2006	12.093727	12.785464	5.72%	0
2005	11.870421	12.093727	1.88%	0
2004	11.361390	11.870421	4.48%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.895523	14.888534	15.46%	8,080
2011	13.563910	12.895523	-4.93%	612
2010	12.819648	13.563910	5.81%	658
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
2009	12.190155	16.253949	33.34%	0
2008	19.679065	12.190155	-38.06%	0
2007	18.767658	19.679065	4.86%	0
2006	17.515423	18.767658	7.15%	0
2005	16.024317	17.515423	9.31%	0
2004	14.201002	16.024317	12.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
2009	10.015946	9.769647	-2.46%	0
2008	10.066041	10.015946	-0.50%	0
2007	9.853333	10.066041	2.16%	0
2006	9.667326	9.853333	1.92%	0
2005	9.656870	9.667326	0.11%	0
2004	9.824766	9.656870	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
2009	9.419677	11.423440	21.27%	0
2008	11.681086	9.419677	-19.36%	0
2007	11.452544	11.681086	2.00%	0
2006	11.203322	11.452544	2.22%	0
2005	11.244639	11.203322	-0.37%	0
2004	10.825594	11.244639	3.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0
2009	6.021537	7.990895	32.71%	0
2008*	10.000000	6.021537	-39.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0
2005	15.992068	17.431305	9.00%	0
2004	13.668336	15.992068	17.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.230890	9.384578	14.02%	0
2011	10.097734	8.230890	-18.49%	0
2010	9.784023	10.097734	3.21%	0
2009	7.749495	9.784023	26.25%	0
2008	14.844018	7.749495	-47.79%	0
2007	14.826735	14.844018	0.12%	0
2006	12.422369	14.826735	19.36%	0
2005	11.395221	12.422369	9.01%	0
2004*	10.000000	11.395221	13.95%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.804974	8.948032	14.65%	482
2011	8.524077	7.804974	-8.44%	521
2010	7.754152	8.524077	9.93%	538
2009	6.241962	7.754152	24.23%	546
2008*	10.000000	6.241962	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
2009	6.164820	7.616007	23.54%	0
2008*	10.000000	6.164820	-38.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
2009	6.644385	8.452178	27.21%	0
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
2009	8.831338	10.951449	24.01%	0
2008	16.943088	8.831338	-47.88%	0
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	0
2005	15.046204	15.806129	5.05%	0
2004	13.636241	15.046204	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0
2009	12.922305	15.857367	22.71%	0
2008	19.578133	12.922305	-34.00%	0
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	0
2005	18.918543	18.960047	0.22%	0
2004	16.584685	18.918543	14.07%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
2009	11.961633	15.677960	31.07%	0
2008	19.902575	11.961633	-39.90%	0
2007	20.036196	19.902575	-0.67%	0
2006	18.387630	20.036196	8.97%	0
2005	16.836188	18.387630	9.21%	0
2004	14.537072	16.836188	15.82%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0
2009	9.610871	11.765387	22.42%	0
2008	16.883208	9.610871	-43.07%	0
2007	16.051475	16.883208	5.18%	0
2006	14.516509	16.051475	10.57%	0
2005	13.908480	14.516509	4.37%	0
2004	13.023406	13.908480	6.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	0
2008*	10.000000	5.538460	-44.62%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.070717	10.164262	0.93%	3,250
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
2009	9.776899	10.210230	4.43%	0
2008*	10.000000	9.776899	-2.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
2009*	10.000000	12.816111	28.16%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
2009	8.490757	9.381818	10.49%	0
2008	10.059388	8.490757	-15.59%	0
2007	9.848778	10.059388	2.14%	0
2006	9.693283	9.848778	1.60%	0
2005	9.799698	9.693283	-1.09%	0
2004	9.973263	9.799698	-1.74%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.751800	12.468015	6.09%	339
2011	12.181711	11.751800	-3.53%	342
2010	10.445286	12.181711	16.62%	369
2009	8.727335	10.445286	19.68%	425
2008	14.789516	8.727335	-40.99%	392
2007	15.093196	14.789516	-2.01%	441
2006	14.706822	15.093196	2.63%	402
2005	14.658058	14.706822	0.33%	367
2004	13.437805	14.658058	9.08%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
2007	15.524055	16.286092	4.91%	0
2006	14.002252	15.524055	10.87%	0
2005	13.438688	14.002252	4.19%	0
2004	12.167407	13.438688	10.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.984192	14.132392	17.93%	306
2011	13.431716	11.984192	-10.78%	330
2010	11.909771	13.431716	12.78%	336
2009	8.763902	11.909771	35.90%	352
2008	15.068940	8.763902	-41.84%	414
2007	14.574459	15.068940	3.39%	426
2006	12.731834	14.574459	14.47%	424
2005	11.448989	12.731834	11.20%	444
2004*	10.000000	11.448989	14.49%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
2005	17.390723	19.341502	11.22%	0
2004	15.003950	17.390723	15.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
2009	9.694514	12.098149	24.79%	0
2008	16.201647	9.694514	-40.16%	0
2007	15.956906	16.201647	1.53%	0
2006	14.260271	15.956906	11.90%	0
2005	13.830819	14.260271	3.11%	0
2004	12.996768	13.830819	6.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
2009	12.095861	16.143091	33.46%	0
2008	20.012111	12.095861	-39.56%	0
2007	20.817957	20.012111	-3.87%	0
2006	18.620810	20.817957	11.80%	0
2005	17.405765	18.620810	6.98%	0
2004	14.978953	17.405765	16.20%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.970530	11.310560	3.10%	2,929
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
2009*	10.000000	10.861161	8.61%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.923217	10.593616	6.76%	7,774
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
2009	8.402644	10.634936	26.57%	0
2008	14.058970	8.402644	-40.23%	0
2007	15.348424	14.058970	-8.40%	0
2006	13.580075	15.348424	13.02%	0
2005	13.235273	13.580075	2.61%	0
2004	12.217048	13.235273	8.33%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
2005	14.256956	15.597228	9.40%	0
2004	12.584302	14.256956	13.29%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
2009	7.986202	12.762039	59.80%	0
2008	13.008807	7.986202	-38.61%	0
2007	12.646107	13.008807	2.87%	0
2006	12.300885	12.646107	2.81%	0
2005	11.935860	12.300885	3.06%	0
2004	11.655293	11.935860	2.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
2009	9.340608	9.961433	6.65%	0
2008	10.698770	9.340608	-12.69%	0
2007	10.430297	10.698770	2.57%	0
2006	10.329181	10.430297	0.98%	0
2005	10.192334	10.329181	1.34%	0
2004	10.044557	10.192334	1.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
2005	13.369832	14.618624	9.34%	0
2004	12.457054	13.369832	7.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	0
2011	12.250198	9.862121	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.364446	15.838882	10.26%	0
2011	17.518061	14.364446	-18.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.664162	13.446456	15.28%	0
2011	13.399958	11.664162	-12.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	0
2011	15.420113	14.903090	-3.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
2011	10.292162	8.871331	-13.80%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.656623	-3.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.581235	15.442024	13.70%	0
2011	13.884487	13.581235	-2.18%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	0
2011	12.349432	12.493484	1.17%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
2011	20.921315	15.782293	-24.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	0
2011	10.063270	8.198586	-18.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	0
2011	13.385913	11.937196	-10.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.653276	-3.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.823416	11.524043	17.31%	0
2011	12.208392	9.823416	-19.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.315394	15.776674	10.21%	0
2011	17.467198	14.315394	-18.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.618401	13.386808	15.22%	0
2011	13.354242	11.618401	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.852243	16.643817	12.06%	0
2011	15.375374	14.852243	-3.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.132999	1.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.866046	9.846972	11.06%	0
2011	10.291293	8.866046	-13.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.653258	-3.47%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.519520	15.363950	13.64%	0
2011	13.828473	13.519520	-2.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.682165	8.758641	14.01%	0
2011	8.067167	7.682165	-4.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450852	13.909966	11.72%	0
2011	12.313589	12.450852	1.11%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.466861	10.239996	8.17%	0
2011	9.851534	9.466861	-3.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	0
2011	20.849901	15.720358	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	0
2011	10.028915	8.166409	-18.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.890319	14.007267	17.80%	0
2011	13.340180	11.890319	-10.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.649953	-3.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	0
2007	10.356434	11.037569	6.58%	0
2006	10.471354	10.356434	-1.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	0
2006	14.850460	16.889015	13.73%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
2009	10.052012	12.334286	22.70%	0
2008	16.474665	10.052012	-38.99%	0
2007	16.120936	16.474665	2.19%	0
2006	14.372917	16.120936	12.16%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
2009	9.483779	13.624560	43.66%	0
2008	21.368031	9.483779	-55.62%	0
2007	15.073090	21.368031	41.76%	0
2006	13.276323	15.073090	13.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
2008	17.379418	9.674800	-44.33%	0
2007	17.630810	17.379418	-1.43%	0
2006	15.099993	17.630810	16.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
2009	9.273896	11.552863	24.57%	0
2008	18.080797	9.273896	-48.71%	0
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
2009	9.905045	11.134285	12.41%	0
2008	10.539507	9.905045	-6.02%	0
2007	10.403072	10.539507	1.31%	0
2006	10.261016	10.403072	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
2009	14.290365	19.442007	36.05%	0
2008	24.307630	14.290365	-41.21%	0
2007	21.651876	24.307630	12.27%	0
2006	19.785626	21.651876	9.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.784847	11.472890	17.25%	0
2011	12.166701	9.784847	-19.58%	0
2010	11.076852	12.166701	9.84%	0
2009	9.016207	11.076852	22.85%	0
2008	16.523620	9.016207	-45.43%	0
2007	14.501802	16.523620	13.94%	0
2006	12.643261	14.501802	14.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0
2008	21.096918	10.003946	-52.58%	0
2007	20.555897	21.096918	2.63%	0
2006	18.200291	20.555897	12.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
2008	15.327413	10.877105	-29.03%	0
2007	16.181933	15.327413	-5.28%	0
2006	14.191162	16.181933	14.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0
2008	19.679634	12.831931	-34.80%	0
2007	20.711387	19.679634	-4.98%	0
2006	18.185458	20.711387	13.89%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
2008*	10.000000	6.537747	-34.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.266490	15.714680	10.15%	0
2011	17.416461	14.266490	-18.09%	0
2010	15.223755	17.416461	14.40%	0
2009	9.058403	15.223755	68.06%	0
2008	19.662006	9.058403	-53.93%	0
2007	15.695719	19.662006	25.27%	0
2006	12.578653	15.695719	24.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.572804	13.327409	15.16%	0
2011	13.308661	11.572804	-13.04%	0
2010	12.610495	13.308661	5.54%	0
2009	9.441676	12.610495	33.56%	0
2008	16.271712	9.441676	-41.97%	0
2007	14.480350	16.271712	12.37%	0
2006	12.245306	14.480350	18.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.801545	16.578475	12.01%	0
2011	15.330744	14.801545	-3.45%	0
2010	13.768040	15.330744	11.35%	0
2009	11.916053	13.768040	15.54%	0
2008	11.525076	11.916053	3.39%	0
2007	10.663948	11.525076	8.08%	0
2006	9.706720	10.663948	9.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.129532	1.30%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.860746	9.836016	11.01%	0
2011	10.290424	8.860746	-13.89%	0
2010*	10.000000	10.290424	2.90%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
2009	11.892354	16.904640	42.15%	0
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.867743	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.458064	15.286243	13.58%	0
2011	13.772664	13.458064	-2.28%	0
2010	12.614430	13.772664	9.18%	0
2009	9.315713	12.614430	35.41%	0
2008	15.185392	9.315713	-38.65%	0
2007	14.051817	15.185392	8.07%	0
2006	13.450793	14.051817	4.47%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
2009	12.097353	14.420816	19.21%	0
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.997341	9.965336	10.76%	0
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
2009*	10.000000	12.328664	23.29%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
2009	7.324387	8.799821	20.14%	0
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
2009	9.105233	9.940957	9.18%	0
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
2009	7.082184	9.762915	37.85%	0
2008	11.856247	7.082184	-40.27%	0
2007	10.650753	11.856247	11.32%	0
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
2009	6.022020	8.136030	35.10%	0
2008	11.089323	6.022020	-45.70%	0
2007	10.181429	11.089323	8.92%	0
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
2009	5.858027	7.453008	27.23%	0
2008	9.716261	5.858027	-39.71%	0
2007*	10.000000	9.716261	-2.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.408333	13.855328	11.66%	0
2011	12.277822	12.408333	1.06%	0
2010	11.145174	12.277822	10.16%	0
2009	7.836979	11.145174	42.21%	0
2008	11.196498	7.836979	-30.01%	0
2007	11.149688	11.196498	0.42%	0
2006	10.354804	11.149688	7.68%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
2009	10.144665	12.667615	24.87%	0
2008	16.599768	10.144665	-38.89%	0
2007	17.510656	16.599768	-5.20%	0
2006	15.564177	17.510656	12.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
2009	6.066437	7.752377	27.79%	0
2008*	10.000000	6.066437	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
2009	7.846999	9.153230	16.65%	0
2008*	10.000000	7.846999	-21.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
2009	9.747079	10.304036	5.71%	0
2008*	10.000000	9.747079	-2.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.658645	17.821380	13.81%	0
2011	20.778718	15.658645	-24.64%	0
2010	18.417451	20.778718	12.82%	0
2009	11.600227	18.417451	58.77%	0
2008	28.282008	11.600227	-58.98%	0
2007	19.976255	28.282008	41.58%	0
2006	15.025566	19.976255	32.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
2009	11.080107	11.076507	-0.03%	0
2008	10.565993	11.080107	4.87%	0
2007	10.129990	10.565993	4.30%	0
2006	10.068553	10.129990	0.61%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
2009	11.442890	14.170243	23.83%	0
2008	18.612502	11.442890	-38.52%	0
2007	18.046687	18.612502	3.14%	0
2006	15.861023	18.046687	13.78%	5,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	0
2008	11.555396	10.571603	-8.51%	0
2007	11.265452	11.555396	2.57%	0
2006	10.899399	11.265452	3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
2009	11.035880	12.799254	15.98%	0
2008	14.760406	11.035880	-25.23%	0
2007	14.352141	14.760406	2.84%	0
2006	13.238706	14.352141	8.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
2009	11.321592	13.710012	21.10%	0
2008	16.951581	11.321592	-33.21%	0
2007	16.406499	16.951581	3.32%	0
2006	14.712506	16.406499	11.51%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0
2008	19.531916	12.080328	-38.15%	0
2007	18.656197	19.531916	4.69%	0
2006	17.438149	18.656197	6.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
2009	9.925151	9.666191	-2.61%	0
2008	9.990159	9.925151	-0.65%	0
2007	9.794206	9.990159	2.00%	0
2006	9.624080	9.794206	1.77%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
2009	6.015336	7.970391	32.50%	0
2008*	10.000000	6.015336	-39.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.134331	9.260186	13.84%	0
2011	9.994649	8.134331	-18.61%	0
2010	9.699064	9.994649	3.05%	0
2009	7.694038	9.699064	26.06%	0
2008	14.760578	7.694038	-47.87%	0
2007	14.766245	14.760578	-0.04%	0
2006	12.390705	14.766245	19.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
2009	6.247328	7.866930	25.92%	0
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
2009	6.235533	7.734257	24.04%	0
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
2009	6.158477	7.596483	23.35%	0
2008*	10.000000	6.158477	-38.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
2009	6.637541	8.430486	27.01%	0
2008*	10.000000	6.637541	-33.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	0
2007	19.917218	19.753773	-0.82%	0
2006	18.306537	19.917218	8.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
2009	9.524273	11.641432	22.23%	0
2008	16.756955	9.524273	-43.16%	0
2007	15.956119	16.756955	5.02%	0
2006	14.452447	15.956119	10.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
2009*	10.000000	12.802957	28.03%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
2009	8.414262	9.282994	10.32%	0
2008	9.984124	8.414262	-15.72%	0
2007	9.790239	9.984124	1.98%	0
2006	9.650484	9.790239	1.45%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
2008	16.169498	9.531696	-41.05%	0
2007	15.436803	16.169498	4.75%	0
2006	13.944950	15.436803	10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.843657	13.945127	17.74%	0
2011	13.294651	11.843657	-10.91%	0
2010	11.806387	13.294651	12.61%	0
2009	8.701218	11.806387	35.69%	0
2008	14.984275	8.701218	-41.93%	0
2007	14.515027	14.984275	3.23%	0
2006	12.699393	14.515027	14.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
2009	9.607194	11.970740	24.60%	0
2008	16.080517	9.607194	-40.26%	0
2007	15.862146	16.080517	1.38%	0
2006	14.197362	15.862146	11.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
2008	19.862490	11.986890	-39.65%	0
2007	20.694340	19.862490	-4.02%	0
2006	18.538687	20.694340	11.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
2009*	10.000000	10.849988	8.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	0
2007	10.371626	10.622140	2.42%	0
2006	10.286860	10.371626	0.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.646631	-3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.057982	0.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.746400	11.421938	17.19%	0
2011	12.125123	9.746400	-19.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.217720	15.652898	10.09%	0
2011	17.365840	14.217720	-18.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.527355	13.268242	15.10%	0
2011	13.263192	11.527355	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.750959	16.513301	11.95%	0
2011	15.286186	14.750959	-3.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.126064	1.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.855456	9.825094	10.95%	0
2011	10.289558	8.855456	-13.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.646542	-3.53%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.396849	15.208871	13.53%	0
2011	13.717052	13.396849	-2.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.994269	9.956804	10.70%	0
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.365943	13.800883	11.60%	0
2011	12.242148	12.365943	1.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.597138	17.742226	13.75%	0
2011	20.707731	15.597138	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.102357	9.219028	13.78%	0
2011	9.960488	8.102357	-18.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.539583	12.217700	5.88%	0
2011	11.986273	11.539583	-3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.797164	13.883229	17.68%	0
2011	13.249257	11.797164	-10.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.643319	-3.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.548516	-4.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.054540	0.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.708109	11.371191	17.13%	0
2011	12.083686	9.708109	-19.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.169124	15.591356	10.04%	0
2011	17.315370	14.169124	-18.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.482043	13.209272	15.04%	0
2011	13.217853	11.482043	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.700536	16.448372	11.89%	0
2011	15.241749	14.700536	-3.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.122600	1.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.850157	9.814154	10.89%	0
2011	10.288678	8.850157	-13.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.643188	-3.57%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.144593	13.780140	13.47%	0
2011	12.441236	12.144593	-2.38%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.991210	9.948295	10.64%	0
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.323686	13.746638	11.55%	0
2011	12.206569	12.323686	0.96%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.413534	10.166593	8.00%	0
2011	9.811122	9.413534	-4.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.535826	17.663385	13.69%	0
2011	20.636931	15.535826	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.110960	12.724004	5.06%	0
2011	12.200977	12.110960	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.070510	9.178064	13.72%	0
2011	9.926430	8.070510	-18.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.602812	11.220095	5.82%	0
2011	11.018894	10.602812	-3.78%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.750796	13.821546	17.62%	0
2011	13.203950	11.750796	-11.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.640010	-3.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.051103	0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.669918	11.320628	17.07%	0
2011	12.042351	9.669918	-19.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.120655	15.530031	9.98%	0
2011	17.264990	14.120655	-18.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.436888	13.150549	14.98%	0
2011	13.172636	11.436888	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.650245	16.383651	11.83%	0
2011	15.197393	14.650245	-3.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.119132	1.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.844871	9.803238	10.84%	0
2011	10.287817	8.844871	-14.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.090610	13.711825	13.41%	0
2011	12.392295	12.090610	-2.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.988138	9.939773	10.59%	0
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.474779	17.584916	13.64%	0
2011	20.566388	15.474779	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.038792	9.137291	13.66%	0
2011	9.892501	8.038792	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.704554	13.760069	17.56%	0
2011	13.158760	11.704554	-11.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.636679	-3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.047648	0.48%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.631883	11.270293	17.01%	0
2011	12.001142	9.631883	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.072317	15.468875	9.92%	0
2011	17.214732	14.072317	-18.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.391902	13.092076	14.92%	0
2011	13.127571	11.391902	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.600116	16.319181	11.77%	0
2011	15.153171	14.600116	-3.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.115661	1.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.839572	9.792314	10.78%	0
2011	10.286946	8.839572	-14.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.636471	-3.64%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.036809	13.643767	13.35%	0
2011	12.343491	12.036809	-2.48%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.985070	9.931252	10.53%	0
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.239508	13.638674	11.43%	0
2011	12.135635	12.239508	0.86%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.413868	17.506668	13.58%	0
2011	20.495989	15.413868	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.007140	9.096617	13.61%	0
2011	9.858624	8.007140	-18.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.508677	11.109017	5.71%	0
2011	10.932284	10.508677	-3.87%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.658535	13.698898	17.50%	0
2011	13.113753	11.658535	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.633358	-3.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.538688	-4.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.044197	0.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.593950	11.220117	16.95%	0
2011	11.960037	9.593950	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.024117	15.407941	9.87%	0
2011	17.164597	14.024117	-18.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.347094	13.033858	14.87%	0
2011	13.082661	11.347094	-13.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.550145	16.254943	11.72%	0
2011	15.109066	14.550145	-3.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.112190	1.12%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.834285	9.781407	10.72%	0
2011	10.286075	8.834285	-14.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.633106	-3.67%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.983245	13.576053	13.29%	0
2011	12.294875	11.983245	-2.53%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.981999	9.922733	10.47%	0
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.292925	10.440945	12.35%	0
2011	9.481762	9.292925	-1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.405173	10.604466	1.92%	0
2011	10.134927	10.405173	2.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.572329	8.606762	13.66%	0
2011	7.976347	7.572329	-5.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.197626	13.584991	11.37%	0
2011	12.100323	12.197626	0.80%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.353203	17.428758	13.52%	0
2011	20.425828	15.353203	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.975637	9.056157	13.55%	0
2011	9.824889	7.975637	-18.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.461895	11.053852	5.66%	0
2011	10.889210	10.461895	-3.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.612620	13.637905	17.44%	0
2011	13.068833	11.612620	-11.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.630041	-3.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.535411	-4.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.040753	0.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.937068	11.677881	6.77%	0
2011	11.925825	10.937068	-8.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.556182	11.170172	16.89%	0
2011	11.919092	9.556182	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.976081	15.347231	9.81%	0
2011	17.114613	13.976081	-18.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.302415	12.975836	14.81%	0
2011	13.037853	11.302415	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.500325	16.190913	11.66%	0
2011	15.065068	14.500325	-3.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.108721	1.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.828987	9.770497	10.66%	0
2011	10.285205	8.828987	-14.16%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.847404	-1.53%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.629743	-3.70%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.694397	6.94%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.847132	-1.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.929890	13.508624	13.23%	0
2011	12.246427	11.929890	-2.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.978923	9.914229	10.42%	0
2011*	10.000000	8.978923	-10.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.155854	13.531475	11.32%	0
2011	12.065069	12.155854	0.75%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.292756	17.351185	13.46%	0
2011	20.355885	15.292756	-24.87%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.944199	9.015799	13.49%	0
2011	9.791203	7.944199	-18.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.415289	10.998940	5.60%	0
2011	10.846278	10.415289	-3.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.566875	13.577171	17.38%	0
2011	13.024051	11.566875	-11.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.120970	1.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.594005	12.248259	15.62%	0
2011	11.446730	10.594005	-7.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.566800	12.821897	10.85%	0
2011	14.507344	11.566800	-20.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.626709	-3.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.532141	-4.68%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
2008	15.375622	8.844375	-42.48%	0
2007	15.118942	15.375622	1.70%	0
2006	13.322441	15.118942	13.48%	0
2005	13.129797	13.322441	1.47%	0
2004	12.170062	13.129797	7.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
2008	17.573499	10.951889	-37.68%	0
2007	17.847442	17.573499	-1.53%	0
2006	16.109928	17.847442	10.79%	0
2005	15.573848	16.109928	3.44%	0
2004	13.483465	15.573848	15.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.037305	0.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	0
2008	10.840574	10.348302	-4.54%	0
2007	10.208498	10.840574	6.19%	0
2006	10.358916	10.208498	-1.45%	0
2005	10.514102	10.358916	-1.48%	0
2004	10.244027	10.514102	2.64%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
2008	14.805438	9.373178	-36.69%	0
2007	15.332417	14.805438	-3.44%	0
2006	13.530245	15.332417	13.32%	0
2005	13.344635	13.530245	1.39%	0
2004	12.220559	13.344635	9.20%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
2008	12.229905	8.955068	-26.78%	0
2007	12.923783	12.229905	-5.37%	0
2006	11.081032	12.923783	16.63%	0
2005*	10.000000	11.081032	10.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0
2008	17.428380	11.678616	-32.99%	0
2007	18.089017	17.428380	-3.65%	0
2006	16.298183	18.089017	10.99%	0
2005	15.667349	16.298183	4.03%	0
2004	13.251580	15.667349	18.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
2008	14.799078	8.997099	-39.21%	0
2007	14.533868	14.799078	1.82%	0
2006	13.004561	14.533868	11.76%	0
2005	12.836430	13.004561	1.31%	0
2004	11.991891	12.836430	7.04%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	0
2008	13.869227	9.454172	-31.83%	0
2007	13.383510	13.869227	3.63%	0
2006	11.872011	13.383510	12.73%	0
2005	11.754107	11.872011	1.00%	0
2004	11.562979	11.754107	1.65%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
2008	12.028400	7.259988	-39.64%	0
2007	13.979570	12.028400	-13.96%	0
2006	13.920690	13.979570	0.42%	0
2005	13.594518	13.920690	2.40%	0
2004	12.620879	13.594518	7.71%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
2010	10.836319	11.878799	9.62%	0
2009	9.863096	10.836319	9.87%	0
2008	14.457937	9.863096	-31.78%	0
2007	13.596609	14.457937	6.33%	0
2006	12.105400	13.596609	12.32%	0
2005	12.270685	12.105400	-1.35%	0
2004	11.810432	12.270685	3.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
2008	10.050698	9.012821	-10.33%	0
2007	9.856585	10.050698	1.97%	0
2006	9.777323	9.856585	0.81%	0
2005	9.980384	9.777323	-2.03%	0
2004	9.958461	9.980384	0.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
2008	11.826686	8.584292	-27.42%	0
2007	11.247150	11.826686	5.15%	0
2006	10.580382	11.247150	6.30%	0
2005*	10.000000	10.580382	5.80%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
2008	12.578500	8.198691	-34.82%	0
2007	11.794078	12.578500	6.65%	0
2006	10.883823	11.794078	8.36%	0
2005*	10.000000	10.883823	8.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0
2008	13.087557	7.848539	-40.03%	0
2007	12.148444	13.087557	7.73%	0
2006	11.089775	12.148444	9.55%	0
2005*	10.000000	11.089775	10.90%	0
2005	13.700175	15.502973	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
2008	21.163955	9.359283	-55.78%	0
2007	14.983295	21.163955	41.25%	0
2006	13.244735	14.983295	13.13%	0
2005*	10.000000	13.244735	32.45%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
2008	15.720908	8.719962	-44.53%	0
2007	16.006173	15.720908	-1.78%	0
2006	13.757877	16.006173	16.34%	0
2005	13.433771	13.757877	2.41%	0
2004	12.450518	13.433771	7.90%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	0
2008	16.020120	8.187300	-48.89%	0
2007	13.041325	16.020120	22.84%	0
2006	12.614528	13.041325	3.38%	0
2005	12.325260	12.614528	2.35%	0
2004	12.321736	12.325260	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
2008	10.185518	9.537945	-6.36%	0
2007	10.090136	10.185518	0.95%	0
2006	9.988168	10.090136	1.02%	0
2005	10.104772	9.988168	-1.15%	0
2004	9.998360	10.104772	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
2008	23.274860	13.633871	-41.42%	0
2007	20.807151	23.274860	11.86%	0
2006	19.082135	20.807151	9.04%	0
2005	16.667474	19.082135	14.49%	0
2004	13.784006	16.667474	20.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
2008	23.560250	12.806158	-45.65%	0
2007	20.753700	23.560250	13.52%	0
2006	18.165258	20.753700	14.25%	0
2005	15.764268	18.165258	15.23%	0
2004	14.342175	15.764268	9.92%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.518517	11.120402	16.83%	0
2011	11.878226	9.518517	-19.87%	0
2010	10.853190	11.878226	9.44%	0
2009	8.866041	10.853190	22.41%	0
2008	16.307217	8.866041	-45.63%	0
2007	14.363796	16.307217	13.53%	0
2006	12.567998	14.363796	14.29%	0
2005	10.910580	12.567998	15.19%	0
2004*	10.000000	10.910580	9.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0
2008	18.471579	8.727411	-52.75%	0
2007	18.063175	18.471579	2.26%	0
2006	16.050754	18.063175	12.54%	0
2005	16.153653	16.050754	-0.64%	0
2004	14.628647	16.153653	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
2008	11.061170	7.547142	-31.77%	0
2007	10.992170	11.061170	0.63%	0
2006*	10.000000	10.992170	9.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	0
2008	13.944266	9.859901	-29.29%	0
2007	14.775106	13.944266	-5.62%	0
2006	13.004019	14.775106	13.62%	0
2005	12.960924	13.004019	0.33%	0
2004	12.037719	12.960924	7.67%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0
2008	17.783788	11.553957	-35.03%	0
2007	18.784090	17.783788	-5.33%	0
2006	16.552545	18.784090	13.48%	0
2005	15.687533	16.552545	5.51%	0
2004	13.069029	15.687533	20.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
2008*	10.000000	6.522022	-34.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.928164	15.286719	9.75%	0
2011	17.064717	13.928164	-18.38%	0
2010	14.970033	17.064717	13.99%	0
2009	8.939545	14.970033	67.46%	0
2008	19.474261	8.939545	-54.10%	0
2007	15.602208	19.474261	24.82%	0
2006	12.548694	15.602208	24.33%	0
2005*	10.000000	12.548694	25.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
2008	21.045257	12.170418	-42.17%	0
2007	18.794486	21.045257	11.98%	0
2006	15.952834	18.794486	17.81%	0
2005	14.926826	15.952834	6.87%	0
2004	12.982764	14.926826	14.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.257859	12.918010	14.75%	0
2011	12.993147	11.257859	-13.36%	0
2010	12.355911	12.993147	5.16%	0
2009	9.284446	12.355911	33.08%	0
2008	16.058617	9.284446	-42.18%	0
2007	14.342545	16.058617	11.96%	0
2006	12.172389	14.342545	17.83%	0
2005	11.393278	12.172389	6.84%	0
2004*	10.000000	11.393278	13.93%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.450612	16.127077	11.60%	0
2011	15.021138	14.450612	-3.80%	0
2010	13.538632	15.021138	10.95%	0
2009	11.759770	13.538632	41.70%	0
2008	11.414962	11.759770	-30.26%	0
2007	10.600367	11.414962	7.68%	0
2006	9.683554	10.600367	9.47%	0
2005*	10.000000	9.683554	-3.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.105243	1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.823697	9.759600	10.61%	0
2011	10.284332	8.823697	-14.20%	0
2010*	10.000000	10.284332	2.84%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.626380	-3.74%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.952114	-0.48%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
2008	13.585399	11.061239	-18.58%	0
2007	12.701195	13.585399	6.96%	0
2006	11.857903	12.701195	7.11%	0
2005	11.353765	11.857903	4.44%	0
2004	10.808494	11.353765	5.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
2008	20.214493	10.918844	-45.99%	0
2007	15.254372	20.214493	32.52%	0
2006	14.411129	15.254372	5.85%	0
2005	13.198153	14.411129	9.19%	0
2004	11.533772	13.198153	14.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
2008	34.917682	16.178450	-53.67%	0
2007	28.123230	34.917682	24.16%	0
2006	19.770989	28.123230	42.24%	0
2005	15.446543	19.770989	28.00%	0
2004	13.416937	15.446543	15.13%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.876725	13.441488	13.18%	0
2011	12.198117	11.876725	-2.63%	0
2010	11.212562	12.198117	8.79%	0
2009	8.310313	11.212562	34.92%	0
2008	13.595508	8.310313	-38.87%	0
2007	12.626246	13.595508	7.68%	0
2006	12.129688	12.626246	4.09%	0
2005	11.996655	12.129688	1.11%	0
2004	11.348022	11.996655	5.72%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.110253	1.10%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0
2008	16.978496	11.076061	-34.76%	0
2007	16.270888	16.978496	4.35%	0
2006	13.918460	16.270888	16.90%	0
2005	13.476133	13.918460	3.28%	0
2004	12.099045	13.476133	11.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.975869	9.905728	10.36%	0
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
2009	7.254275	8.684254	19.71%	0
2008	10.650098	7.254275	-31.89%	0
2007	10.345915	10.650098	2.94%	0
2006*	10.000000	10.345915	3.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
2009	9.018129	9.810477	8.79%	0
2008	10.315448	9.018129	-12.58%	0
2007	10.328221	10.315448	-0.12%	0
2006*	10.000000	10.328221	3.28%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
2008	11.785221	7.014398	-40.48%	0
2007	10.625350	11.785221	10.92%	0
2006*	10.000000	10.625350	6.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
2008	11.022878	5.964352	-45.89%	0
2007	10.157143	11.022878	8.52%	0
2006*	10.000000	10.157143	1.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
2009	5.822871	7.381645	26.77%	0
2008	9.692891	5.822871	-39.93%	0
2007*	10.000000	9.692891	-3.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
2008	12.401968	8.662562	-30.15%	0
2007	12.398960	12.401968	0.02%	0
2006	11.555941	12.398960	7.30%	0
2005	11.635371	11.555941	-0.68%	0
2004	10.895081	11.635371	6.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.114192	13.478134	11.26%	0
2011	12.029905	12.114192	0.70%	0
2010	10.959507	12.029905	9.77%	0
2009	7.734185	10.959507	41.70%	0
2008	11.089547	7.734185	-30.26%	0
2007	11.083244	11.089547	0.06%	0
2006	10.330125	11.083244	7.29%	0
2005*	10.000000	10.330125	3.30%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	0
2008	15.041143	9.158987	-39.11%	0
2007	15.924078	15.041143	-5.54%	0
2006	14.204881	15.924078	12.10%	0
2005	14.086302	14.204881	0.84%	0
2004	12.402737	14.086302	13.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0
2008*	10.000000	5.050167	-49.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
2008*	10.000000	6.051822	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
2008*	10.000000	6.283676	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
2008*	10.000000	7.828138	-21.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
2009	7.114222	8.568333	20.44%	0
2008*	10.000000	7.114222	-28.86%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
2008*	10.000000	8.965295	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
2008*	10.000000	7.467951	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0
2008*	10.000000	6.755321	-32.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
2008*	10.000000	8.203783	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
2008*	10.000000	9.723705	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
2008*	10.000000	9.729479	-2.71%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
2008	43.951190	17.933738	-59.20%	0
2007	31.211765	43.951190	40.82%	0
2006	23.602724	31.211765	32.24%	0
2005	18.385742	23.602724	28.38%	0
2004	15.737851	18.385742	16.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.232506	17.273906	13.40%	0
2011	20.286123	15.232506	-24.91%	0
2010	18.045603	20.286123	12.42%	0
2009	11.407017	18.045603	58.20%	0
2008	27.911748	11.407017	-59.13%	0
2007	19.786180	27.911748	41.07%	0
2006	14.936138	19.786180	32.47%	0
2005	11.620950	14.936138	28.53%	0
2004*	10.000000	11.620950	16.21%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
2008	10.300774	10.763167	4.49%	0
2007	9.911521	10.300774	3.93%	0
2006	9.886846	9.911521	0.25%	0
2005	9.869660	9.886846	0.17%	0
2004	9.853456	9.869660	0.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
2008*	10.000000	5.396835	-46.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
2008	11.397857	6.291451	-44.80%	0
2007	10.743629	11.397857	6.09%	0
2006*	10.000000	10.743629	7.44%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
2008	16.935793	10.374525	-38.74%	0
2007	16.480522	16.935793	2.76%	0
2006	14.536645	16.480522	13.37%	0
2005	13.883674	14.536645	4.70%	0
2004	12.552297	13.883674	10.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
2008	11.134318	10.149751	-8.84%	0
2007	10.894316	11.134318	2.20%	0
2006	10.578245	10.894316	2.99%	0
2005	10.555429	10.578245	0.22%	0
2004	10.398101	10.555429	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
2009	10.266540	11.864171	15.56%	0
2008	13.781030	10.266540	-25.50%	0
2007	13.448467	13.781030	2.47%	0
2006	12.449767	13.448467	8.02%	0
2005	12.182617	12.449767	2.19%	0
2004	11.465926	12.182617	6.25%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	0
2009	10.392946	12.540204	20.66%	0
2008	15.617391	10.392946	-33.45%	0
2007	15.170057	15.617391	2.95%	0
2006	13.652670	15.170057	11.11%	0
2005	13.144074	13.652670	3.87%	0
2004	12.088607	13.144074	8.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
2009	10.226750	11.364468	11.12%	0
2008	12.410247	10.226750	-17.59%	0
2007	12.087882	12.410247	2.67%	0
2006	11.492659	12.087882	5.18%	0
2005	11.338438	11.492659	1.36%	0
2004	10.908148	11.338438	3.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0
2008	17.556398	10.819333	-38.37%	0
2007	16.830087	17.556398	4.32%	0
2006	15.787890	16.830087	6.60%	0
2005	14.518050	15.787890	8.75%	0
2004	12.932427	14.518050	12.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0
2008	9.814857	9.715931	-1.01%	0
2007	9.657254	9.814857	1.63%	0
2006	9.523654	9.657254	1.40%	0
2005	9.562255	9.523654	-0.40%	0
2004	9.778653	9.562255	-2.21%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0
2008	11.012066	8.834618	-19.77%	0
2007	10.852545	11.012066	1.47%	0
2006	10.670945	10.852545	1.70%	0
2005	10.765359	10.670945	-0.88%	0
2004	10.417585	10.765359	3.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
2008*	10.000000	6.000868	-39.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
2008	20.336975	10.557165	-48.09%	0
2007	20.416599	20.336975	-0.39%	0
2006	17.194222	20.416599	18.74%	0
2005	15.855639	17.194222	8.44%	0
2004	13.621535	15.855639	16.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.912884	8.975623	13.43%	0
2011	9.757637	7.912884	-18.91%	0
2010	9.503176	9.757637	2.68%	0
2009	7.565880	9.503176	25.61%	0
2008	14.567253	7.565880	-48.06%	0
2007	14.625730	14.567253	-0.40%	0
2006	12.316928	14.625730	18.74%	0
2005	11.356562	12.316928	8.46%	0
2004*	10.000000	11.356562	13.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
2008*	10.000000	6.232284	-37.68%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0
2008*	10.000000	6.220503	-37.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
2008*	10.000000	6.143637	-38.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
2008*	10.000000	6.621566	-33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
2008	15.037255	7.797612	-48.14%	0
2007	14.159664	15.037255	6.20%	0
2006	14.173418	14.159664	-0.10%	0
2005	13.561289	14.173418	4.51%	0
2004	12.353823	13.561289	9.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0
2008	16.924893	11.113623	-34.34%	0
2007	18.811410	16.924893	-10.03%	0
2006	16.560293	18.811410	13.59%	0
2005	16.608962	16.560293	-0.29%	0
2004	14.635046	16.608962	13.49%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
2008	17.786451	10.634840	-40.21%	0
2007	17.998708	17.786451	-1.18%	0
2006	16.602704	17.998708	8.41%	0
2005	15.279962	16.602704	8.66%	0
2004	13.261330	15.279962	15.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
2008	15.131313	8.569281	-43.37%	0
2007	14.460442	15.131313	4.64%	0
2006	13.144831	14.460442	10.01%	0
2005	12.658973	13.144831	3.84%	0
2004	11.914497	12.658973	6.25%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
2008*	10.000000	5.519332	-44.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
2008*	10.000000	9.743443	-2.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0
2008	9.778947	8.211696	-16.03%	0
2007	9.623829	9.778947	1.61%	0
2006	9.520585	9.623829	1.08%	0
2005	9.674583	9.520585	-1.59%	0
2004	9.896690	9.674583	-2.24%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.368886	10.944272	5.55%	0
2011	10.803509	10.368886	-4.02%	0
2010	9.311220	10.803509	16.03%	0
2009	7.819903	9.311220	19.07%	0
2008	13.320237	7.819903	-41.29%	0
2007	13.664225	13.320237	-2.52%	0
2006	13.382905	13.664225	2.10%	0
2005	13.407076	13.382905	-0.18%	0
2004	12.354291	13.407076	8.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
2008	15.899992	9.339023	-41.26%	0
2007	15.234573	15.899992	4.37%	0
2006	13.811769	15.234573	10.30%	0
2005	13.323991	13.811769	3.66%	0
2004	12.125720	13.323991	9.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.521336	13.516737	17.32%	0
2011	12.979452	11.521336	-11.23%	0
2010	11.568011	12.979452	12.20%	0
2009	8.556307	11.568011	35.20%	0
2008	14.788027	8.556307	-42.14%	0
2007	14.376897	14.788027	2.86%	0
2006	12.623796	14.376897	13.89%	0
2005	11.410155	12.623796	10.64%	0
2004*	10.000000	11.410155	14.10%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0
2008	20.911734	12.102716	-42.12%	0
2007	20.326030	20.911734	2.88%	0
2006	17.852904	20.326030	13.85%	0
2005	16.134732	17.852904	10.65%	0
2004	13.992061	16.134732	15.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
2008	14.613817	8.699454	-40.47%	0
2007	14.467660	14.613817	1.01%	0
2006	12.995821	14.467660	11.33%	0
2005	12.669212	12.995821	2.58%	0
2004	11.966557	12.669212	5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
2008	17.753864	10.675706	-39.87%	0
2007	18.564541	17.753864	-4.37%	0
2006	16.690577	18.564541	11.23%	0
2005	15.681628	16.690577	6.43%	0
2004	13.564722	15.681628	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
2010	10.276409	11.401579	10.95%	0
2009	8.161224	10.276409	25.92%	0
2008	13.725637	8.161224	-40.54%	0
2007	15.062228	13.725637	-8.87%	0
2006	13.395341	15.062228	12.44%	0
2005	13.122322	13.395341	2.08%	0
2004	12.175198	13.122322	7.78%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
2008	20.033926	10.891104	-45.64%	0
2007	19.062055	20.033926	5.10%	0
2006	15.385074	19.062055	23.90%	0
2005	14.135312	15.385074	8.84%	0
2004	12.541188	14.135312	12.71%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
2010	12.331847	14.450146	17.18%	0
2009	7.756754	12.331847	58.98%	0
2008	12.700359	7.756754	-38.92%	0
2007	12.410247	12.700359	2.34%	0
2006	12.133523	12.410247	2.28%	0
2005	11.833977	12.133523	2.53%	0
2004	11.615366	11.833977	1.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0

Maximum Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
2008	10.445043	9.072306	-13.14%	0
2007	10.235700	10.445043	2.05%	0
2006	10.188567	10.235700	0.46%	0
2005	10.105264	10.188567	0.82%	0
2004	10.010085	10.105264	0.95%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
2008	15.966124	13.166997	-17.53%	0
2007	15.473146	15.966124	3.19%	0
2006	14.395157	15.473146	7.49%	0
2005	13.233122	14.395157	8.78%	0
2004	12.393221	13.233122	6.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.623397	-3.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.528859	-4.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended under document "blackrockfpa.htm".
(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P.,dated February 1, 2002, as document "putnamfpa.htm".
(19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, und document "vaneckfpa.htm".

(20)	Fund Participation Agreement with Waddell & Reed Service Company and Waddell & Reed, Inc. dated December 1, 2000, as amended, under document "waddellreedfpa.htm".
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004. as amended, under document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with United Financial Securities and Huntington Asset Advisors dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25) Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 813 and 1,905 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 17, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 17, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact